UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2003

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Biotechnology

Consumer Industries

Cyclical Industries

Developing Communications

Electronics

Financial Services

Health Care

Natural Resources

Technology

Telecommunications &
Utilities Growth

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Biotechnology	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Consumer Industries	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Cyclical Industries	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Developing Communications	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Electronics	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Financial Services	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Health Care	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Natural Resources	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Technology	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Telecommunications & Utilities Growth	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

For a free copy of the funds' proxy voting guidelines, call 1-877-208-0098, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Advisor Biotechnology Fund - Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	27.53%	-20.05%
Class T (incl. 3.50% sales charge)	30.29%	-19.53%
Class B (incl. contingent deferred sales charge)	29.41%	-19.79%
Class C (incl. contingent deferred sales charge)	33.41%	-18.85%

A From December 27, 2000

Contingent deferred sales charges included in total returns table above:

Periods ended July 31, 2003	Past 1 year	Life of fund
Class B	5.00%	3.00%
Class C	1.00%	0%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Biotechnology Fund - Class T on December 27, 2000, when the fund started, and the current 3.50% sales charge was paid. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andraz Razen, Portfolio Manager of Fidelity® Advisor Biotechnology Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite® Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500SM Index gained 10.64%, the small-cap-laden Russell 2000® Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial AverageSM added 8.16%.

During the 12-month period ending July 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 35.31%, 35.01%, 34.41% and 34.41%, respectively. These returns outperformed the 14.98% return for the Goldman Sachs® Health Care Index and the 10.64% return for the Standard & Poor's 500 Index. The fund benefited from being invested primarily in biotechnology stocks, a group that outperformed all other health care industries during the period for a couple of reasons. First, the Food and Drug Administration approved several new drugs for the treatment of a broad range of diseases through the first seven months of 2003 - a pace ahead of the previous year. Second, the market reacted positively to better-than-expected sales of several existing drugs on the market. The fund held significantly larger positions than the index in many stocks that benefited from either new drug approvals and/or higher products sales, including Amgen, Genentech and Gilead Sciences. On the down side, detractors included IDEC Pharmaceuticals, which declined in value partly because its non-Hodgkin's lymphoma drug, Zevalin, failed to meet the market's sales expectations. Additionally, Regeneron Pharmaceuticals was hurt by poor Phase III human clinical trial data on its obesity drug, Axokine.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Biotechnology Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
Genentech, Inc.	10.1
Gilead Sciences, Inc.	10.0
Amgen, Inc.	9.6
Genzyme Corp. - General Division	8.3
Biogen, Inc.	5.8
MedImmune, Inc.	5.4
Cephalon, Inc.	5.0
Celgene Corp.	3.8
IDEC Pharmaceuticals Corp.	2.7
Invitrogen Corp.	2.2
62.9
Top Industries as of July 31, 2003
% of fund's net assets
Biotechnology	78.4%
Pharmaceuticals	5.7%
Health Care Equipment & Supplies	0.6%
All Others*	15.3%

* Includes short-term investments and net other assets.

Advisor Biotechnology Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 84.3%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 78.2%
Abgenix, Inc. (a)	35,870	$ 455,190
Actelion Ltd. (Reg.) (a)	13,039	901,572
Affymetrix, Inc. (a)	14,900	357,600
Alkermes, Inc. (a)	40,540	535,128
Amgen, Inc. (a)	61,710	4,293,782
Amylin Pharmaceuticals, Inc. (a)	900	21,573
Biogen, Inc. (a)	67,930	2,609,871
BioMarin Pharmaceutical, Inc. (a)	16,000	173,440
Celgene Corp. (a)	46,820	1,714,080
Cell Therapeutics, Inc. (a)	15,249	165,299
Cephalon, Inc. (a)	45,199	2,259,046
Chiron Corp. (a)	8,900	405,840
CV Therapeutics, Inc. (a)	13,228	472,107
Enzon Pharmaceuticals, Inc. (a)	12,500	169,625
Genentech, Inc. (a)	56,300	4,546,225
Genzyme Corp. - General Division (a)	73,420	3,703,305
Gilead Sciences, Inc. (a)	65,800	4,490,850
IDEC Pharmaceuticals Corp. (a)	35,270	1,193,537
Ilex Oncology, Inc. (a)	14,000	233,660
ImClone Systems, Inc. (a)	8,000	334,560
Invitrogen Corp. (a)	19,150	991,970
Isis Pharmaceuticals, Inc. (a)	5,800	30,102
Medarex, Inc. (a)	18,290	101,692
MedImmune, Inc. (a)	61,900	2,425,861
Millennium Pharmaceuticals, Inc. (a)	16	201
Neurocrine Biosciences, Inc. (a)	16,200	869,616
OSI Pharmaceuticals, Inc. (a)	3,000	100,830
Regeneron Pharmaceuticals, Inc. (a)	6,100	93,940
Techne Corp. (a)	11,910	385,050
Telik, Inc. (a)	300	5,727
Transkaryotic Therapies, Inc. (a)	7,940	93,295
Trimeris, Inc. (a)	7,700	341,495
Vertex Pharmaceuticals, Inc. (a)	24,050	348,485
XOMA Ltd. (a)	26,600	200,032
Zymogenetics, Inc. (a)	1,800	25,074
TOTAL BIOTECHNOLOGY		35,049,660
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Boston Scientific Corp. (a)	2,900	183,367
Epix Medical, Inc. (a)	4,300	81,012
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		264,379
PHARMACEUTICALS - 5.5%
Abbott Laboratories	14,300	561,275
Altana AG sponsored ADR	3,800	234,650
Barr Laboratories, Inc. (a)	750	50,663
Esperion Therapeutics, Inc. (a)	6,900	111,297
Guilford Pharmaceuticals, Inc. (a)	7,000	38,640
Johnson & Johnson	7,800	403,962
Ligand Pharmaceuticals, Inc. Class B (a)	11,600	148,828

	Shares	Value (Note 1)
Sepracor, Inc. (a)	13,996	$ 339,403
Shire Pharmaceuticals Group PLC sponsored ADR (a)	6,900	161,667
Wyeth	9,400	428,452
TOTAL PHARMACEUTICALS		2,478,837
TOTAL COMMON STOCKS (Cost $32,854,642)		37,792,876
Convertible Bonds - 0.4%
	Principal Amount
BIOTECHNOLOGY - 0.2%
Cell Therapeutics, Inc. 5.75% 6/15/08 (c)	$ 90,000	72,000
PHARMACEUTICALS - 0.2%
Sepracor, Inc. 5.75% 11/15/06 (c)	120,000	112,056
TOTAL CONVERTIBLE BONDS (Cost $205,426)		184,056
Money Market Funds - 15.4%
Shares
Fidelity Cash Central Fund, 1.12% (b) (Cost $6,889,484)	6,889,484	6,889,484
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $39,949,552)	44,866,416
NET OTHER ASSETS - (0.1)%	(65,930)
NET ASSETS - 100%	$ 44,800,486
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $184,056 or 0.4% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $21,108,386 and $19,045,083, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,135 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $15,084,000 of which $1,850,000 and $13,234,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (cost $39,949,552) - See accompanying schedule		$ 44,866,416
Receivable for investments sold		49,924
Receivable for fund shares sold		103,200
Dividends receivable		3,503
Interest receivable		7,997
Receivable from investment adviser for expense reductions		7,333
Other receivables		649
Total assets		45,039,022
Liabilities
Payable for investments purchased	$ 56,832
Payable for fund shares redeemed	81,119
Accrued management fee	20,982
Distribution fees payable	26,314
Other payables and accrued expenses	53,289
Total liabilities		238,536
Net Assets		$ 44,800,486
Net Assets consist of:
Paid in capital		$ 55,596,867
Undistributed net investment income		2,379
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,715,624)
Net unrealized appreciation (depreciation) on investments		4,916,864
Net Assets		$ 44,800,486
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,718,194 ÷ 1,299,708 shares)		$ 5.94

Maximum offering price per share (100/94.25 of $5.94)		$ 6.30
Class T: Net Asset Value and redemption price per share ($10,281,246 ÷ 1,743,295 shares)		$ 5.90

Maximum offering price per share (100/96.50 of $5.90)		$ 6.11
Class B: Net Asset Value and offering price per share ($15,154,448 ÷ 2,605,136 shares) A		$ 5.82

Class C: Net Asset Value and offering price per share ($10,493,472 ÷ 1,803,492 shares) A		$ 5.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,153,126 ÷ 193,080 shares)		$ 5.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 13,597
Interest		105,393
Security lending		1,679
Total income		120,669

Expenses
Management fee	$ 192,298
Transfer agent fees	218,005
Distribution fees	243,104
Accounting and security lending fees	61,700
Non-interested trustees' compensation	126
Custodian fees and expenses	7,393
Registration fees	45,666
Audit	48,958
Legal	210
Miscellaneous	2,195
Total expenses before reductions	819,655
Expense reductions	(172,922)	646,733
Net investment income (loss)		(526,064)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,907,763)
Foreign currency transactions	(284)
Total net realized gain (loss)		(2,908,047)
Change in net unrealized appreciation (depreciation) on investment securities		13,954,492
Net gain (loss)		11,046,445
Net increase (decrease) in net assets resulting from operations		$ 10,520,381

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Biotechnology Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (526,064)	$ (609,039)
Net realized gain (loss)	(2,908,047)	(11,662,593)
Change in net unrealized appreciation (depreciation)	13,954,492	(6,936,768)
Net increase (decrease) in net assets resulting from operations	10,520,381	(19,208,400)
Share transactions - net increase (decrease)	3,458,182	21,911,313
Redemption fees	25,473	34,461
Total increase (decrease) in net assets	14,004,036	2,737,374

Net Assets
Beginning of period	30,796,450	28,059,076
End of period (including undistributed net investment income of $2,379 and undistributed net investment income of $1,044, respectively)	$ 44,800,486	$ 30,796,450

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.39	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	(.04)
Net realized and unrealized gain (loss)	1.60	(2.64)	(2.88)
Total from investment operations	1.55	(2.71)	(2.92)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.94	$ 4.39	$ 7.09
Total Return B, C, D	35.31%	(38.08)%	(29.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.04%	1.99%	3.07% A
Expenses net of voluntary waivers, if any	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.47%	1.46%	1.49% A
Net investment income (loss)	(1.11)%	(1.19)%	(.94)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,718	$ 4,657	$ 4,232
Portfolio turnover rate	71%	113%	64% A

Annualized

Total returns for periods of less than one year are not annualized.

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

For the period December 27, 2000 (commencement of operations) to July 31, 2001.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.37	$ 7.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.05)
Net realized and unrealized gain (loss)	1.59	(2.62)	(2.89)
Total from investment operations	1.53	(2.71)	(2.94)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.90	$ 4.37	$ 7.07
Total Return B, C, D	35.01%	(38.19)%	(29.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.39%	2.27%	3.29% A
Expenses net of voluntary waivers, if any	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.72%	1.72%	1.74% A
Net investment income (loss)	(1.36)%	(1.45)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,281	$ 6,861	$ 7,721
Portfolio turnover rate	71%	113%	64% A

Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	1.58	(2.61)	(2.89)
Total from investment operations	1.49	(2.73)	(2.96)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.82	$ 4.33	$ 7.05
Total Return B, C, D	34.41%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.78%	2.74%	3.83% A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.22%	2.22%	2.24% A
Net investment income (loss)	(1.86)%	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,154	$ 10,218	$ 8,875
Portfolio turnover rate	71%	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	1.58	(2.61)	(2.89)
Total from investment operations	1.49	(2.73)	(2.96)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.82	$ 4.33	$ 7.05
Total Return B, C, D	34.41%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.58%	2.57%	3.73% A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.22%	2.22%	2.24% A
Net investment income (loss)	(1.86)%	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,493	$ 8,204	$ 6,321
Portfolio turnover rate	71%	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 4.40	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.06)	(.03)
Net realized and unrealized gain (loss)	1.61	(2.64)	(2.89)
Total from investment operations	1.57	(2.70)	(2.92)
Redemption fees added to paid in capital D	- G	.01	.01
Net asset value, end of period	$ 5.97	$ 4.40	$ 7.09
Total Return B, C	35.68%	(37.94)%	(29.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.37%	1.41%	2.58% A
Expenses net of voluntary waivers, if any	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.22%	1.22%	1.24% A
Net investment income (loss)	(.86)%	(.94)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,153	$ 857	$ 911
Portfolio turnover rate	71%	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

due to foreign currency transactions, market discount, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 8,017,181	|
Unrealized depreciation	(3,700,287)
Net unrealized appreciation (depreciation)	4,316,894
Capital loss carryforward	(15,083,671)

Cost for federal income tax purposes	$ 40,549,522

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-%	.25%	$ 13,310	$ -	$ -
Class T	.25%	.25%	37,771	-	-
Class B	.75%	.25%	111,857	83,892	-
Class C	.75%	.25%	80,166	26,157	-
			$ 243,104	$ 110,049	$ -

Biotechnology

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,702
Class T	6,788
Class B*	52,592
Class C*	6,122
$ 78,204

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 37,445.70
Class T	60,581.80
Class B	77,757.69
Class C	39,881.50
Institutional Class	2,341.28
	$ 218,005

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $76,949 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 28,783
Class T	1.75%	48,309
Class B	2.25%	59,694
Class C	2.25%	27,022
Institutional Class	1.25%	1,002
		$ 164,810

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 8,104	$ 8
Class A	-	-	-
Class T	-	-	-
	$ -	$ 8,104	$ 8

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended July 31,		Dollars Years ended July 31,
Years ended July 31,	2003	2002	2003	2002
Class A
Shares sold	680,076	848,785	$ 3,440,096	$ 5,562,171
Shares redeemed	(441,219)	(384,919)	(2,151,060)	(2,272,579)
Net increase (decrease)	238,857	463,866	$ 1,289,036	$ 3,289,592
Class T
Shares sold	780,971	1,079,333	$ 3,727,715	$ 7,101,784
Shares redeemed	(607,382)	(601,044)	(2,754,456)	(3,524,433)
Net increase (decrease)	173,589	478,289	$ 973,259	$ 3,577,351
Class B
Shares sold	1,029,065	2,150,963	$ 4,968,448	$ 13,924,032
Shares redeemed	(781,932)	(1,051,240)	(3,620,850)	(6,284,958)
Net increase (decrease)	247,133	1,099,723	$ 1,347,598	$ 7,639,074
Class C
Shares sold	755,361	1,457,264	$ 3,589,348	$ 9,470,324
Shares redeemed	(844,807)	(460,985)	(3,793,398)	(2,621,050)
Net increase (decrease)	(89,446)	996,279	$ (204,050)	$ 6,849,274
Institutional Class
Shares sold	85,342	135,985	$ 466,184	$ 963,997
Shares redeemed	(86,741)	(69,886)	(413,845)	(407,975)
Net increase (decrease)	(1,399)	66,099	$ 52,339	$ 556,022

Biotechnology

Advisor Consumer Industries Fund - Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 year	Life of fund A
Class A (incl. 5.75% sales charge)	1.67%	-0.93%	7.53%
Class T (incl. 3.50% sales charge)	3.72%	-0.69%	7.59%
Class B (incl. contingent deferred sales charge) B	2.04%	-0.85%	7.64%
Class C (incl. contingent deferred sales charge) C	6.03%	-0.48%	7.65%

A From September 3, 1996

B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower.

Contingent deferred sales charges included in total returns table above:

Periods ended July 31, 2003	Past 1 year	Past 5 years	Life of fund
Class B	5.00%	2.00%	0%
Class C	1.00%	0%	0%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries Fund - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christian Zann, Portfolio Manager of Fidelity Advisor Consumer Industries Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

For the 12-month period that ended on July 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 7.87%, 7.48%, 7.04% and 7.03%, respectively. For the comparable period, the Goldman Sachs Consumer Industries Index rose 7.48%, while the Standard & Poor's 500 Index gained 10.64%. The late-in-the-period rally produced solid performance for many stocks in the consumer industries universe. The greatest boost to fund performance came from its overweighting in the media sector, where holdings such as Fox Entertainment and Clear Channel Communications benefited from a recent strengthening in corporate advertising budgets. Internet-based stocks Yahoo! and Amazon.com added strong absolute and relative performance. Underweighted positions in selected retailing and consumer products names, such as Target and Altria Group, held back fund performance, as these stocks showed overall gains roughly in line with the 7.48% rise in the Goldman Sachs index.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Consumer Industries Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
The Coca-Cola Co.	9.1
Procter & Gamble Co.	6.6
AOL Time Warner, Inc.	5.0
Fox Entertainment Group, Inc. Class A	4.7
Walt Disney Co.	4.4
Viacom, Inc. Class B (non-vtg.)	4.2
Wal-Mart Stores, Inc.	4.0
Colgate-Palmolive Co.	2.3
CVS Corp.	2.1
Dean Foods Co.	2.1
44.5
Top Industries as of July 31, 2003
% of fund's net assets
Media	28.9%
Beverages	10.5%
Specialty Retail	9.9%
Household Products	9.3%
Food & Staples Retailing	8.1%
All Others*	33.3%

* Includes short-term investments and net other assets.

Annual Report

Advisor Consumer Industries Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
AUTOMOBILES - 0.6%
Harley-Davidson, Inc.	5,900	$ 276,592
BEVERAGES - 10.5%
Anheuser-Busch Companies, Inc.	9,500	492,290
Coca-Cola Enterprises, Inc.	3,000	51,150
Coca-Cola Femsa SA de CV sponsored ADR (a)	5,800	127,600
PepsiCo, Inc.	28	1,290
The Coca-Cola Co.	93,550	4,206,941
TOTAL BEVERAGES		4,879,271
COMMERCIAL SERVICES & SUPPLIES - 1.9%
Aramark Corp. Class B (a)	7,200	161,640
Cendant Corp. (a)	100	1,795
Cintas Corp.	12,000	494,040
Manpower, Inc.	5,300	201,930
TOTAL COMMERCIAL SERVICES & SUPPLIES		859,405
FOOD & STAPLES RETAILING - 8.1%
CVS Corp.	33,300	998,667
Safeway, Inc. (a)	21,600	461,160
Sysco Corp.	13,500	406,755
Wal-Mart Stores, Inc.	32,880	1,838,321
Whole Foods Market, Inc. (a)	900	45,878
TOTAL FOOD & STAPLES RETAILING		3,750,781
FOOD PRODUCTS - 7.2%
Bunge Ltd.	7,900	236,605
ConAgra Foods, Inc.	9,500	214,035
Dean Foods Co. (a)	31,950	956,264
Fresh Del Monte Produce, Inc.	9,500	264,385
Green Mountain Coffee Roasters, Inc. (a)	13,100	257,546
Hershey Foods Corp.	3,200	232,992
McCormick & Co., Inc. (non-vtg.)	1,760	44,986
The J.M. Smucker Co.	7,941	317,958
Tyson Foods, Inc. Class A	7,700	87,241
Unilever NV (NY Shares)	11,300	638,224
Wm. Wrigley Jr. Co.	1,100	59,719
TOTAL FOOD PRODUCTS		3,309,955
HOTELS, RESTAURANTS & LEISURE - 4.8%
Boyd Gaming Corp. (a)	200	3,190
Brinker International, Inc. (a)	8,300	290,500
California Pizza Kitchen, Inc. (a)	850	14,883
Darden Restaurants, Inc.	12,100	226,391
International Speedway Corp. Class A	6,600	255,024
Marriott International, Inc. Class A	1,800	73,980
McDonald's Corp.	8,900	204,789
MGM MIRAGE (a)	2,900	99,470
Outback Steakhouse, Inc.	15,400	575,190

	Shares	Value (Note 1)
Royal Caribbean Cruises Ltd.	12,100	$ 353,925
Wendy's International, Inc.	4,120	121,087
TOTAL HOTELS, RESTAURANTS & LEISURE		2,218,429
HOUSEHOLD DURABLES - 0.1%
Whirlpool Corp.	900	58,302
HOUSEHOLD PRODUCTS - 9.3%
Colgate-Palmolive Co.	19,500	1,064,700
Kimberly-Clark Corp.	3,700	179,080
Procter & Gamble Co.	34,785	3,056,558
TOTAL HOUSEHOLD PRODUCTS		4,300,338
INTERNET & CATALOG RETAIL - 1.3%
Amazon.com, Inc. (a)	14,200	592,424
INTERNET SOFTWARE & SERVICES - 2.0%
LookSmart Ltd. (a)	69,500	291,900
Overture Services, Inc. (a)	9,800	232,064
Yahoo!, Inc. (a)	13,600	423,368
TOTAL INTERNET SOFTWARE & SERVICES		947,332
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Mattel, Inc.	13,700	266,191
MEDIA - 28.9%
AMC Entertainment, Inc. (a)	21,200	235,956
AOL Time Warner, Inc. (a)	148,300	2,288,269
Clear Channel Communications, Inc.	12,449	509,787
Comcast Corp.:
Class A (a)	17,300	524,536
Class A (special) (a)	27,180	796,374
Cox Communications, Inc. Class A (a)	7,900	251,141
Dow Jones & Co., Inc.	9,000	380,970
E.W. Scripps Co. Class A	3,600	298,656
EchoStar Communications Corp. Class A (a)	5,300	192,231
Emmis Communications Corp. Class A (a)	200	4,002
Entercom Communications Corp. Class A (a)	100	4,739
Fox Entertainment Group, Inc. Class A (a)	71,800	2,173,386
Gannett Co., Inc.	4,580	351,881
Liberty Media Corp. Class A (a)	56,800	629,912
Meredith Corp.	6,500	295,620
Omnicom Group, Inc.	4,100	302,908
Regal Entertainment Group Class A	400	7,380
Univision Communications, Inc. Class A (a)	2,700	84,240
Viacom, Inc.:
Class A	2,500	109,025
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA - CONTINUED
Viacom, Inc.: - continued
Class B (non-vtg.)	44,297	$ 1,927,805
Walt Disney Co.	92,200	2,021,024
TOTAL MEDIA		13,389,842
MULTILINE RETAIL - 4.9%
99 Cents Only Stores (a)	5,500	188,100
Big Lots, Inc. (a)	18,600	286,626
Dollar General Corp.	8,300	152,720
Dollar Tree Stores, Inc. (a)	23,100	847,308
Family Dollar Stores, Inc.	10,200	382,602
Nordstrom, Inc.	4,600	97,106
Saks, Inc. (a)	3,200	36,192
Tuesday Morning Corp. (a)	8,900	252,582
TOTAL MULTILINE RETAIL		2,243,236
PERSONAL PRODUCTS - 2.7%
Avon Products, Inc.	11,150	695,649
Gillette Co.	17,700	544,452
TOTAL PERSONAL PRODUCTS		1,240,101
REAL ESTATE - 0.0%
Corrections Corp. of America (a)	10	247
SOFTWARE - 0.5%
Electronic Arts, Inc. (a)	2,700	226,800
SPECIALTY RETAIL - 9.9%
Best Buy Co., Inc. (a)	4,950	216,068
Borders Group, Inc. (a)	21,200	377,360
Circuit City Stores, Inc.	15,200	139,536
Finish Line, Inc. Class A (a)	22,500	503,325
Home Depot, Inc.	19,490	608,088
Hot Topic, Inc. (a)	100	2,890
Limited Brands, Inc.	9,000	150,390
Lowe's Companies, Inc.	9,200	437,552
Office Depot, Inc. (a)	5,900	97,940
PETCO Animal Supplies, Inc. (a)	10,500	263,445
PETsMART, Inc.	27,400	543,342
Staples, Inc. (a)	42,600	857,964
West Marine, Inc. (a)	19,500	403,455
TOTAL SPECIALTY RETAIL		4,601,355
TEXTILES APPAREL & LUXURY GOODS - 3.0%
Brown Shoe Co., Inc.	3,400	101,422
Kellwood Co.	7,700	252,945
Liz Claiborne, Inc.	8,400	289,212
NIKE, Inc. Class B	7,800	403,572
Oshkosh B'Gosh, Inc. Class A	2,700	69,120

	Shares	Value (Note 1)
Reebok International Ltd. (a)	3,400	$ 111,860
Russell Corp.	7,000	139,370
TOTAL TEXTILES APPAREL & LUXURY GOODS		1,367,501
TOBACCO - 2.8%
Altria Group, Inc.	15,020	600,950
UST, Inc.	20,700	688,275
TOTAL TOBACCO		1,289,225
TOTAL COMMON STOCKS (Cost $41,874,181)		45,817,327
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 1.12% (b)	755,331	755,331
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	231,000	231,000
TOTAL MONEY MARKET FUNDS (Cost $986,331)		986,331
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $45,000)	45,001	45,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $42,905,512)	46,848,658
NET OTHER ASSETS - (1.3)%	(585,516)
NET ASSETS - 100%	$ 46,263,142
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $42,456,844 and $35,006,870, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,623 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $2,654,000 of which $1,251,000 and $1,403,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $1,021,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Consumer Industries Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003
Assets
Investment in securities, at value (including securities loaned of $222,530 and repurchase agreements of $45,000) (cost $42,905,512) - See accompanying schedule		$ 46,848,658
Cash		944
Receivable for investments sold		214,139
Receivable for fund shares sold		105,119
Dividends receivable		30,960
Interest receivable		507
Receivable from investment adviser for expense reductions		1,960
Other receivables		14
Total assets		47,202,301
Liabilities
Payable for investments purchased	$ 558,033
Payable for fund shares redeemed	57,620
Accrued management fee	22,458
Distribution fees payable	26,536
Other payables and accrued expenses	43,512
Collateral on securities loaned, at value	231,000
Total liabilities		939,159
Net Assets		$ 46,263,142
Net Assets consist of:
Paid in capital		$ 46,290,175
Accumulated undistributed net realized gain (loss) on investments		(3,970,179)
Net unrealized appreciation (depreciation) on investments		3,943,146
Net Assets		$ 46,263,142
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,100,555 ÷ 664,015 shares)		$ 13.71

Maximum offering price per share (100/94.25 of $13.71)		$ 14.55
Class T: Net Asset Value and redemption price per share ($13,693,409 ÷ 1,013,242 shares)		$ 13.51

Maximum offering price per share (100/96.50 of $13.51)		$ 14.00
Class B: Net Asset Value and offering price per share ($15,944,216 ÷ 1,218,853 shares) A		$ 13.08

Class C: Net Asset Value and offering price per share ($6,758,922 ÷ 515,948 shares) A		$ 13.10

Institutional: Net Asset Value, offering price and redemption price per share ($766,040 ÷ 54,910 shares)		$ 13.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 436,618
Interest		44,678
Security lending		4,005
Total income		485,301

Expenses
Management fee	$ 248,331
Transfer agent fees	177,702
Distribution fees	300,147
Accounting and security lending fees	61,883
Non-interested trustees' compensation	167
Custodian fees and expenses	4,163
Registration fees	46,790
Audit	41,135
Legal	400
Miscellaneous	1,670
Total expenses before reductions	882,388
Expense reductions	(73,965)	808,423
Net investment income (loss)		(323,122)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,493,545)
Change in net unrealized appreciation (depreciation) on investment securities		5,783,611
Net gain (loss)		3,290,066
Net increase (decrease) in net assets resulting from operations		$ 2,966,944

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Consumer Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (323,122)	$ (313,840)
Net realized gain (loss)	(2,493,545)	(1,106,462)
Change in net unrealized appreciation (depreciation)	5,783,611	(5,550,831)
Net increase (decrease) in net assets resulting from operations	2,966,944	(6,971,133)
Distributions to shareholders from net realized gain	-	(880,542)
Share transactions - net increase (decrease)	3,526,707	9,811,601
Redemption fees	16,225	9,033
Total increase (decrease) in net assets	6,509,876	1,968,959

Net Assets
Beginning of period	39,753,266	37,784,307
End of period	$ 46,263,142	$ 39,753,266

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 15.20	$ 15.04	$ 16.01	$ 15.08
Income from Investment Operations
Net investment income (loss) C	(.04)	(.05)	.01	(.04)	(.03)
Net realized and unrealized gain (loss)	1.04	(2.09)	.15	(.68)	1.80
Total from investment operations	1.00	(2.14)	.16	(.72)	1.77
Distributions from net realized gain	-	(.35)	-	(.20)	(.85)
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	(.35)	-	(.26)	(.85)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 13.71	$ 12.71	$ 15.20	$ 15.04	$ 16.01
Total Return A, B	7.87%	(14.30)%	1.06%	(4.48)%	13.49%
Ratios to Average Net Assets D
Expenses before expense reductions	1.70%	1.69%	1.71%	1.62%	1.61%
Expenses net of voluntary waivers, if any	1.53%	1.50%	1.50%	1.50%	1.55%
Expenses net of all reductions	1.48%	1.47%	1.49%	1.49%	1.54%
Net investment income (loss)	(.33)%	(.36)%	.08%	(.24)%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,101	$ 7,209	$ 4,648	$ 3,609	$ 3,504
Portfolio turnover rate	88%	136%	77%	69%	80%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 15.06	$ 14.93	$ 15.93	$ 15.00
Income from Investment Operations
Net investment income (loss) C	(.07)	(.09)	(.02)	(.08)	(.06)
Net realized and unrealized gain (loss)	1.01	(2.05)	.15	(.67)	1.79
Total from investment operations	.94	(2.14)	.13	(.75)	1.73
Distributions from net realized gain	-	(.35)	-	(.20)	(.81)
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	(.35)	-	(.26)	(.81)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 13.51	$ 12.57	$ 15.06	$ 14.93	$ 15.93
Total Return A, B	7.48%	(14.44)%	.87%	(4.69)%	13.20%
Ratios to Average Net Assets D
Expenses before expense reductions	1.87%	1.89%	1.98%	1.85%	1.83%
Expenses net of voluntary waivers, if any	1.78%	1.75%	1.75%	1.75%	1.79%
Expenses net of all reductions	1.73%	1.72%	1.73%	1.73%	1.77%
Net investment income (loss)	(.58)%	(.61)%	(.17)%	(.49)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,693	$ 12,132	$ 12,899	$ 13,275	$ 21,714
Portfolio turnover rate	88%	136%	77%	69%	80%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 14.73	$ 14.69	$ 15.76	$ 14.91
Income from Investment Operations
Net investment income (loss) C	(.13)	(.15)	(.10)	(.15)	(.14)
Net realized and unrealized gain (loss)	.99	(2.01)	.14	(.67)	1.79
Total from investment operations	.86	(2.16)	.04	(.82)	1.65
Distributions from net realized gain	-	(.35)	-	(.20)	(.81)
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	(.35)	-	(.26)	(.81)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 13.08	$ 12.22	$ 14.73	$ 14.69	$ 15.76
Total Return A, B	7.04%	(14.91)%	.27%	(5.19)%	12.71%
Ratios to Average Net Assets D
Expenses before expense reductions	2.37%	2.39%	2.51%	2.41%	2.39%
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25%	2.25%	2.31%
Expenses net of all reductions	2.19%	2.22%	2.24%	2.24%	2.30%
Net investment income (loss)	(1.05)%	(1.11)%	(.67)%	(.99)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,944	$ 13,807	$ 13,483	$ 9,021	$ 9,832
Portfolio turnover rate	88%	136%	77%	69%	80%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 14.75	$ 14.71	$ 15.78	$ 14.95
Income from Investment Operations
Net investment income (loss) C	(.13)	(.15)	(.10)	(.15)	(.15)
Net realized and unrealized gain (loss)	.99	(2.01)	.14	(.67)	1.80
Total from investment operations	.86	(2.16)	.04	(.82)	1.65
Distributions from net realized gain	-	(.35)	-	(.20)	(.83)
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	(.35)	-	(.26)	(.83)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 13.10	$ 12.24	$ 14.75	$ 14.71	$ 15.78
Total Return A, B	7.03%	(14.89)%	.27%	(5.19)%	12.72%
Ratios to Average Net Assets D
Expenses before expense reductions	2.33%	2.35%	2.49%	2.42%	2.42%
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25%	2.25%	2.32%
Expenses net of all reductions	2.19%	2.22%	2.24%	2.24%	2.30%
Net investment income (loss)	(1.05)%	(1.11)%	(.67)%	(.99)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,759	$ 5,391	$ 5,504	$ 3,048	$ 2,758
Portfolio turnover rate	88%	136%	77%	69%	80%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 15.38	$ 15.18	$ 16.11	$ 15.12
Income from Investment Operations
Net investment income (loss) B	(.01)	(.02)	.05	- D	.02
Net realized and unrealized gain (loss)	1.05	(2.10)	.15	(.69)	1.81
Total from investment operations	1.04	(2.12)	.20	(.69)	1.83
Distributions from net realized gain	-	(.35)	-	(.20)	(.85)
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	(.35)	-	(.26)	(.85)
Redemption fees added to paid in capital B	- D	- D	- D	.02	.01
Net asset value, end of period	$ 13.95	$ 12.91	$ 15.38	$ 15.18	$ 16.11
Total Return A	8.06%	(14.00)%	1.32%	(4.20)%	13.87%
Ratios to Average Net Assets C
Expenses before expense reductions	1.49%	1.39%	1.57%	1.31%	1.29%
Expenses net of voluntary waivers, if any	1.25%	1.25%	1.25%	1.25%	1.26%
Expenses net of all reductions	1.19%	1.22%	1.24%	1.24%	1.24%
Net investment income (loss)	(.05)%	(.11)%	.33%	.01%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 766	$ 1,215	$ 1,249	$ 1,449	$ 5,954
Portfolio turnover rate	88%	136%	77%	69%	80%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 5,091,084	|
Unrealized depreciation	(1,442,628)
Net unrealized appreciation (depreciation)	3,648,456
Capital loss carryforward	(2,654,138)
Cost for federal income tax purposes	$ 43,200,202

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 22,282	$ -	$2,355
Class T	.28%	.25%	68,192	38	3,814
Class B	.75%	.25%	146,178	109,661	-
Class C	.75%	.25%	63,495	13,404	-
			$ 300,147	$ 123,103	$6,169

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,440
Class T	3,477
Class B*	44,852
Class C*	1,720
$ 64,489

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Consumer Industries

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 37,667.47
Class T	50,615.39
Class B	61,558.42
Class C	24,135.38
Institutional Class	3,727.54
	$ 177,702

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $44,447 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 13,755
Class T	1.75%	12,090
Class B	2.25%	18,086
Class C	2.25%	5,192
Institutional Class	1.25%	1,689
		$ 50,812

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 16,984
Class A	2,355	-
Class T	3,814	-
	$ 6,169	$ 16,984

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2003	2002
From net realized gain
Class A	$ -	$ 102,669
Class T	-	295,235
Class B	-	320,702
Class C	-	132,591
Institutional Class	-	29,345
Total	$ -	$ 880,542

Consumer Industries

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended July 31,		Dollars Years ended July 31,
	2003	2002	2003	2002
Class A
Shares sold	377,980	409,150	$ 4,774,106	$ 6,029,949
Reinvestment of distributions	-	6,798	-	95,578
Shares redeemed	(281,020)	(154,808)	(3,483,682)	(2,163,115)
Net increase (decrease)	96,960	261,140	$ 1,290,424	$ 3,962,412
Class T
Shares sold	363,773	327,771	$ 4,562,911	$ 4,644,759
Reinvestment of distributions	-	20,155	-	280,760
Shares redeemed	(315,873)	(239,101)	(3,918,341)	(3,357,113)
Net increase (decrease)	47,900	108,825	$ 644,570	$ 1,568,406
Class B
Shares sold	479,966	495,785	$ 5,825,118	$ 6,882,458
Reinvestment of distributions	-	19,349	-	263,342
Shares redeemed	(390,683)	(300,907)	(4,652,792)	(4,053,212)
Net increase (decrease)	89,283	214,227	$ 1,172,326	$ 3,092,588
Class C
Shares sold	207,444	202,225	$ 2,509,927	$ 2,803,806
Reinvestment of distributions	-	8,123	-	110,717
Shares redeemed	(131,925)	(143,067)	(1,592,035)	(1,928,847)
Net increase (decrease)	75,519	67,281	$ 917,892	$ 985,676
Institutional Class
Shares sold	21,067	32,421	$ 270,692	$ 470,577
Reinvestment of distributions	-	1,131	-	16,100
Shares redeemed	(60,319)	(20,594)	(769,197)	(284,158)
Net increase (decrease)	(39,252)	12,958	$ (498,505)	$ 202,519

Annual Report

A NAME=ref31669>Advisor Cyclical Industries Fund - Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 year	Life of fundA
Class A (incl. 5.75% sales charge)	4.77%	1.97%	7.29%
Class T (incl. 3.50% sales charge)	6.96%	2.20%	7.42%
Class B (incl. contingent deferred sales charge) B	5.38%	2.06%	7.46%
Class C (incl. contingent deferred sales charge) C	9.33%	2.41%	7.44%

A From September 3, 1996

B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower.

Contingent deferred sales charges included in total returns table above:

Periods ended July 31, 2003	Past 1 year	Past 5 years	Life of fund
Class B	5.00%	2.00%	0%
Class C	1.00%	0%	0%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries Fund - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Matthew Fruhan, Portfolio Manager of Fidelity Advisor Cyclical Industries Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

During the 12-month period ending July 31, 2003, the fund's Class A, Class T, Class B and Class C shares had total returns of 11.16%, 10.84%, 10.38% and 10.33%, respectively. The fund outperformed the Goldman Sachs Cyclical Industries Index, which returned 5.85%, and performed in line with the Standard & Poor's 500 Index, which rose 10.64%. Overweighted positions in capital goods, commodities and airline companies helped the portfolio relative to the cyclical industries benchmark, as did underweighted positions in the automobile and home furnishings industries. Performance leaders included Tyco International, which began to recover after controversies about its former management and its accounting practices subsided, and United Technologies, which benefited from strong management, excellent cash flow and an improved outlook. AMR, the parent of American Airlines, also added to fund returns after it recovered from an extremely oversold position. I sold the position in AMR before the end of the period. Detractors included defense contractors Northrop Grumman and Lockheed Martin, which declined after a period of strong performance in 2002.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Cyclical Industries Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
General Electric Co.	7.9
Tyco International Ltd.	6.2
3M Co.	5.9
Dow Chemical Co.	5.3
United Technologies Corp.	3.6
Lockheed Martin Corp.	3.5
Boeing Co.	2.9
Northrop Grumman Corp.	2.6
Caterpillar, Inc.	2.3
Lyondell Chemical Co.	2.2
42.4
Top Industries as of July 31, 2003
% of fund's net assets
Industrial Conglomerates	20.3%
Machinery	17.2%
Chemicals	15.6%
Aerospace & Defense	15.2%
Road & Rail	5.1%
All Others*	26.6%

* Includes short-term investments and net other assets.

Annual Report

Advisor Cyclical Industries Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 15.2%
BE Aerospace, Inc. (a)	17,600	$ 66,000
Boeing Co.	22,500	745,200
Bombardier, Inc. Class B (sub. vtg.)	65,700	240,994
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	5,200	94,744
Goodrich Corp.	6,300	144,900
Lockheed Martin Corp.	16,714	874,811
Northrop Grumman Corp.	7,127	657,394
United Defense Industries, Inc. (a)	4,400	111,716
United Technologies Corp.	12,011	903,588
TOTAL AEROSPACE & DEFENSE		3,839,347
AIR FREIGHT & LOGISTICS - 3.0%
C.H. Robinson Worldwide, Inc.	1,900	70,148
CNF, Inc.	3,900	108,615
FedEx Corp.	4,300	276,877
Ryder System, Inc.	1,400	40,684
United Parcel Service, Inc. Class B	4,000	252,320
TOTAL AIR FREIGHT & LOGISTICS		748,644
AIRLINES - 1.5%
Alaska Air Group, Inc. (a)	3,500	85,610
Delta Air Lines, Inc.	2,500	29,750
JetBlue Airways Corp. (a)	1,530	69,707
Northwest Airlines Corp. (a)	6,500	59,150
Ryanair Holdings PLC sponsored ADR (a)	3,000	128,670
TOTAL AIRLINES		372,887
AUTO COMPONENTS - 2.3%
American Axle & Manufacturing Holdings, Inc. (a)	4,200	121,590
BorgWarner, Inc.	900	60,093
Delphi Corp.	11,200	94,080
Gentex Corp. (a)	3,100	110,174
Johnson Controls, Inc.	700	67,627
Lear Corp. (a)	2,200	114,356
TOTAL AUTO COMPONENTS		567,920
AUTOMOBILES - 1.4%
Ford Motor Co.	21,500	237,790
Monaco Coach Corp. (a)	8,900	124,422
TOTAL AUTOMOBILES		362,212
BUILDING PRODUCTS - 2.8%
American Standard Companies, Inc. (a)	6,200	473,680
Masco Corp.	9,800	238,826
TOTAL BUILDING PRODUCTS		712,506

	Shares	Value (Note 1)
CHEMICALS - 15.6%
Arch Chemicals, Inc.	1,300	$ 26,910
Dow Chemical Co.	38,100	1,344,930
Engelhard Corp.	3,000	78,840
Ferro Corp.	4,300	93,568
Georgia Gulf Corp.	3,800	86,944
Hercules, Inc. (a)	6,000	68,520
Lyondell Chemical Co.	37,123	555,731
Millennium Chemicals, Inc.	35,700	398,412
Minerals Technologies, Inc.	1,400	69,930
Olin Corp.	7,300	136,364
PolyOne Corp.	34,700	158,232
PPG Industries, Inc.	5,500	310,585
Praxair, Inc.	7,200	465,552
Rohm & Haas Co.	4,100	145,017
TOTAL CHEMICALS		3,939,535
COMMERCIAL SERVICES & SUPPLIES - 2.3%
Allied Waste Industries, Inc. (a)	5,500	66,660
HON Industries, Inc.	1,700	56,542
Republic Services, Inc. (a)	11,200	271,040
Waste Connections, Inc. (a)	3,500	118,825
Waste Management, Inc.	3,100	74,059
TOTAL COMMERCIAL SERVICES & SUPPLIES		587,126
CONSTRUCTION & ENGINEERING - 0.9%
Granite Construction, Inc.	9,400	168,918
Jacobs Engineering Group, Inc. (a)	1,500	65,760
TOTAL CONSTRUCTION & ENGINEERING		234,678
CONSTRUCTION MATERIALS - 0.9%
Florida Rock Industries, Inc.	700	33,488
Martin Marietta Materials, Inc.	1,374	52,624
Texas Industries, Inc.	4,700	112,377
Vulcan Materials Co.	1,000	40,220
TOTAL CONSTRUCTION MATERIALS		238,709
CONTAINERS & PACKAGING - 0.5%
Owens-Illinois, Inc. (a)	900	10,287
Packaging Corp. of America (a)	300	5,670
Pactiv Corp. (a)	5,900	116,525
TOTAL CONTAINERS & PACKAGING		132,482
ELECTRICAL EQUIPMENT - 1.2%
Baldor Electric Co.	1,100	22,825
Emerson Electric Co.	4,200	225,540
Roper Industries, Inc.	1,600	63,840
TOTAL ELECTRICAL EQUIPMENT		312,205
Common Stocks - continued
	Shares	Value (Note 1)
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Tech Data Corp. (a)	1,300	$ 40,690
Thermo Electron Corp. (a)	3,500	77,875
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		118,565
ENERGY EQUIPMENT & SERVICES - 0.4%
Cooper Cameron Corp. (a)	2,100	100,401
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Millipore Corp. (a)	1,500	66,735
HOUSEHOLD DURABLES - 2.7%
Beazer Homes USA, Inc. (a)	900	69,444
Black & Decker Corp.	1,400	57,204
Clayton Homes, Inc.	2,800	34,916
D.R. Horton, Inc.	3,300	92,895
KB Home	1,000	56,610
Leggett & Platt, Inc.	2,300	50,922
Lennar Corp.:
Class A	3,000	195,570
Class B	330	20,510
Ryland Group, Inc.	1,400	90,846
TOTAL HOUSEHOLD DURABLES		668,917
INDUSTRIAL CONGLOMERATES - 20.3%
3M Co.	10,680	1,497,336
General Electric Co.	70,300	1,999,330
Textron, Inc.	1,500	65,130
Tyco International Ltd.	83,300	1,549,380
TOTAL INDUSTRIAL CONGLOMERATES		5,111,176
IT SERVICES - 0.4%
Titan Corp.	6,100	93,574
MACHINERY - 17.2%
AGCO Corp. (a)	8,600	164,948
Astec Industries, Inc. (a)	9,200	111,596
Caterpillar, Inc.	8,600	580,242
Cummins, Inc.	1,400	64,862
Danaher Corp.	2,900	209,380
Dover Corp.	4,200	153,762
Eaton Corp.	3,700	311,429
IDEX Corp.	1,100	40,700
Illinois Tool Works, Inc.	3,300	229,845
Ingersoll-Rand Co. Ltd. Class A	9,700	526,128
ITT Industries, Inc.	7,800	520,260
Kennametal, Inc.	1,057	40,695
Manitowoc Co., Inc.	3,800	86,640
Navistar International Corp. (a)	1,840	71,797
Oshkosh Truck Co.	300	19,956

	Shares	Value (Note 1)
PACCAR, Inc.	2,500	$ 193,000
Parker Hannifin Corp.	2,200	101,420
Pentair, Inc.	9,000	363,150
SPX Corp. (a)	1,700	80,053
Terex Corp. (a)	22,100	474,045
TOTAL MACHINERY		4,343,908
METALS & MINING - 0.8%
AK Steel Holding Corp. (a)	6,000	14,400
Nucor Corp.	2,300	113,436
Phelps Dodge Corp. (a)	1,500	63,285
TOTAL METALS & MINING		191,121
OIL & GAS - 0.4%
Overseas Shipholding Group, Inc.	1,100	24,299
Tsakos Energy Navigation Ltd.	5,930	85,096
TOTAL OIL & GAS		109,395
PAPER & FOREST PRODUCTS - 1.9%
Boise Cascade Corp.	2,400	59,496
Bowater, Inc.	4,100	157,932
Georgia-Pacific Corp.	6,700	146,395
Pope & Talbot, Inc.	8,400	104,496
TOTAL PAPER & FOREST PRODUCTS		468,319
ROAD & RAIL - 5.1%
Canadian National Railway Co.	6,300	328,237
CSX Corp.	11,750	367,775
Norfolk Southern Corp.	5,600	107,688
P.A.M. Transportation Services, Inc. (a)	1,900	42,712
Union Pacific Corp.	6,500	396,110
USF Corp.	1,600	50,400
TOTAL ROAD & RAIL		1,292,922
SPECIALTY RETAIL - 0.5%
AutoZone, Inc. (a)	800	66,608
Sonic Automotive, Inc. Class A (a)	2,400	61,560
TOTAL SPECIALTY RETAIL		128,168
TRADING COMPANIES & DISTRIBUTORS - 0.4%
W.W. Grainger, Inc.	2,100	103,320
TOTAL COMMON STOCKS (Cost $23,283,707)		24,844,772
Money Market Funds - 2.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.12% (b)	507,970	$ 507,970
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	60,000	60,000
TOTAL MONEY MARKET FUNDS (Cost $567,970)		567,970
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $26,000)	26,001	26,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $23,877,677)	25,438,742
NET OTHER ASSETS - (0.8)%	(205,333)
NET ASSETS - 100%	$ 25,233,409
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $33,783,467 and $35,240,994, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,956 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $1,080,000 of which $344,000 and $736,000 will expire on July 31, 2010 and 2011, respectively.
Class A, Class T and Institutional Class each designate 100% of the dividends distributed in December 2002 as qualifying for the dividends-received deduction for corporate shareholders.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Cyclical Industries Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $54,600 and repurchase agreements of $26,000)(cost $23,877,677) - See accompanying schedule		$ 25,438,742
Cash		748
Receivable for investments sold		181,114
Receivable for fund shares sold		147,933
Dividends receivable		14,216
Interest receivable		392
Receivable from investment adviser for expense reductions		7,919
Other receivables		35
Total assets		25,791,099
Liabilities
Payable for investments purchased	$ 340,705
Payable for fund shares redeemed	93,441
Accrued management fee	11,816
Distribution fees payable	14,598
Other payables and accrued expenses	37,130
Collateral on securities loaned, at value	60,000
Total liabilities		557,690
Net Assets		$ 25,233,409
Net Assets consist of:
Paid in capital		$ 25,534,824
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,862,489)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,561,074
Net Assets		$ 25,233,409
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,271,505 ÷ 301,957 shares)		$ 14.15
Maximum offering price per share (100/94.25 of $14.15)		$ 15.01
Class T: Net Asset Value and redemption price per share ($5,493,416 ÷ 391,734 shares)		$ 14.02
Maximum offering price per share (100/96.50 of $14.02)		$ 14.53
Class B: Net Asset Value and offering price per share ($9,005,182 ÷ 661,834 shares) A		$ 13.61
Class C: Net Asset Value and offering price per share ($5,307,473 ÷ 388,196 shares) A		$ 13.67
Institutional: Net Asset Value, offering price and redemption price per share ($1,155,833 ÷ 80,217 shares)		$ 14.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 437,753
Interest		17,233
Security lending		1,501
Total income		456,487

Expenses
Management fee	$ 138,573
Transfer agent fees	99,427
Distribution fees	170,441
Accounting and security lending fees	61,541
Non-interested trustees' compensation	95
Custodian fees and expenses	7,554
Registration fees	45,057
Audit	41,056
Legal	180
Miscellaneous	1,243
Total expenses before reductions	565,167
Expense reductions	(114,400)	450,767
Net investment income (loss)		5,720
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(480,581)
Foreign currency transactions	(680)
Total net realized gain (loss)		(481,261)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,738,204
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		2,738,197
Net gain (loss)		2,256,936
Net increase (decrease) in net assets resulting from operations		$ 2,262,656

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Cyclical Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,720	$ (177,299)
Net realized gain (loss)	(481,261)	(1,062,866)
Change in net unrealized appreciation (depreciation)	2,738,197	(3,147,226)
Net increase (decrease) in net assets resulting from operations	2,262,656	(4,387,391)
Distributions to shareholders from net investment income	(14,952)	-
Share transactions - net increase (decrease)	(2,648,164)	11,814,051
Redemption fees	2,815	8,565
Total increase (decrease) in net assets	(397,645)	7,435,225

Net Assets
Beginning of period	25,631,054	18,195,829
End of period	$ 25,233,409	$ 25,631,054

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 15.15	$ 13.56	$ 14.13	$ 13.56
Income from Investment Operations
Net investment income (loss) C	.06	(.04)	.04	.02	.01
Net realized and unrealized gain (loss)	1.36	(2.37)	1.98	(.33)	1.23
Total from investment operations	1.42	(2.41)	2.02	(.31)	1.24
Distributions from net investment income	(.02)	-	(.04)	-	-
Distributions from net realized gain	-	-	(.40)	(.27)	(.68)
Total distributions	(.02)	-	(.44)	(.27)	(.68)
Redemption fees added to paid in capital C	-E	.01	.01	.01	.01
Net asset value, end of period	$ 14.15	$ 12.75	$ 15.15	$ 13.56	$ 14.13
Total Return A,B	11.16%	(15.84)%	15.27%	(2.13)%	10.81%
Ratios to Average Net Assets D
Expenses before expense reductions	1.99%	1.83%	2.59%	2.87%	3.53%
Expenses net of voluntary waivers, if any	1.53%	1.50%	1.50%	1.50%	1.56%
Expenses net of all reductions	1.46%	1.49%	1.49%	1.49%	1.54%
Net investment income (loss)	.46%	(.25)%	.28%	.18%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,272	$ 3,160	$ 2,270	$ 973	$ 896
Portfolio turnover rate	149%	45%	78%	111%	115%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 15.09	$ 13.48	$ 14.07	$ 13.51
Income from Investment Operations
Net investment income (loss) C	.03	(.07)	-E	(.01)	(.03)
Net realized and unrealized gain (loss)	1.34	(2.36)	2.00	(.34)	1.24
Total from investment operations	1.37	(2.43)	2.00	(.35)	1.21
Distributions from net investment income	(.01)	-	(.01)	-	-
Distributions from net realized gain	-	-	(.39)	(.25)	(.66)
Total distributions	(.01)	-	(.40)	(.25)	(.66)
Redemption fees added to paid in capital C	-E	-E	.01	.01	.01
Net asset value, end of period	$ 14.02	$ 12.66	$ 15.09	$ 13.48	$ 14.07
Total Return A,B	10.84%	(16.10)%	15.18%	(2.43)%	10.57%
Ratios to Average Net Assets D
Expenses before expense reductions	2.25%	2.07%	2.85%	3.12%	3.77%
Expenses net of voluntary waivers, if any	1.78%	1.75%	1.75%	1.75%	1.83%
Expenses net of all reductions	1.71%	1.74%	1.74%	1.74%	1.81%
Net investment income (loss)	.22%	(.50)%	.03%	(.07)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,493	$ 6,216	$ 5,654	$ 3,885	$ 3,471
Portfolio turnover rate	149%	45%	78%	111%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 14.77	$ 13.25	$ 13.89	$ 13.40
Income from Investment Operations
Net investment income (loss) C	(.03)	(.14)	(.07)	(.07)	(.09)
Net realized and unrealized gain (loss)	1.31	(2.30)	1.95	(.34)	1.22
Total from investment operations	1.28	(2.44)	1.88	(.41)	1.13
Distributions from net realized gain	-	-	(.37)	(.24)	(.65)
Redemption fees added to paid in capital C	- E	- E	.01	.01	.01
Net asset value, end of period	$ 13.61	$ 12.33	$ 14.77	$ 13.25	$ 13.89
Total Return A,B	10.38%	(16.52)%	14.51%	(2.90)%	10.01%
Ratios to Average Net Assets D
Expenses before expense reductions	2.68%	2.58%	3.39%	3.64%	4.30%
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25%	2.25%	2.31%
Expenses net of all reductions	2.18%	2.24%	2.24%	2.24%	2.29%
Net investment income (loss)	(.26)%	(1.00)%	(.47)%	(.57)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,005	$ 9,008	$ 5,674	$ 1,879	$ 2,043
Portfolio turnover rate	149%	45%	78%	111%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 14.84	$ 13.26	$ 13.91	$ 13.45
Income from Investment Operations
Net investment income (loss) C	(.03)	(.14)	(.07)	(.08)	(.09)
Net realized and unrealized gain (loss)	1.31	(2.31)	2.00	(.36)	1.20
Total from investment operations	1.28	(2.45)	1.93	(.44)	1.11
Distributions from net realized gain	-	-	(.35)	(.22)	(.67)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.02
Net asset value, end of period	$ 13.67	$ 12.39	$ 14.84	$ 13.26	$ 13.91
Total Return A,B	10.33%	(16.51)%	14.78%	(3.11)%	9.94%
Ratios to Average Net Assets D
Expenses before expense reductions	2.57%	2.49%	3.36%	3.62%	4.34%
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25%	2.25%	2.28%
Expenses net of all reductions	2.18%	2.24%	2.24%	2.24%	2.27%
Net investment income (loss)	(.26)%	(1.00)%	(.47)%	(.57)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,307	$ 5,143	$ 2,847	$ 625	$ 1,451
Portfolio turnover rate	149%	45%	78%	111%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 15.37	$ 13.70	$ 14.28	$ 13.68
Income from Investment Operations
Net investment income (loss) B	.09	-D	.08	.06	.04
Net realized and unrealized gain (loss)	1.39	(2.41)	2.05	(.36)	1.25
Total from investment operations	1.48	(2.41)	2.13	(.30)	1.29
Distributions from net investment income	(.03)	-	(.07)	-	-
Distributions from net realized gain	-	-	(.40)	(.29)	(.70)
Total distributions	(.03)	-	(.47)	(.29)	(.70)
Redemption fees added to paid in capital B	-D	-D	.01	.01	.01
Net asset value, end of period	$ 14.41	$ 12.96	$ 15.37	$ 13.70	$ 14.28
Total Return A	11.46%	(15.68)%	15.95%	(2.04)%	11.15%
Ratios to Average Net Assets C
Expenses before expense reductions	1.55%	1.45%	2.27%	2.50%	3.12%
Expenses net of voluntary waivers, if any	1.25%	1.25%	1.25%	1.25%	1.31%
Expenses net of all reductions	1.18%	1.24%	1.24%	1.24%	1.29%
Net investment income (loss)	.74%	-%	.53%	.43%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,156	$ 2,104	$ 1,751	$ 1,706	$ 3,377
Portfolio turnover rate	149%	45%	78%	111%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,946,213
Unrealized depreciation	(2,167,822)
Net unrealized appreciation (depreciation)	778,391
Capital loss carryforward	(1,079,810)

Cost for federal income tax purposes	$ 24,660,351

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 14,952	$ -

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 9,698	$ -	$ 951
Class T	.28%	.25%	28,443	-	1,456
Class B	.75%	.25%	83,953	62,965	-
Class C	.75%	.25%	48,347	16,403	-
			$ 170,441	$ 79,368	$ 2,407

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Cyclical Industries

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,540
Class T	1,952
Class B*	37,520
Class C*	1,496
$ 45,508

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 16,230.46
Class T	25,791.48
Class B	36,830.44
Class C	15,724.32
Institutional Class	4,852.31
	$ 99,427

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $17,205 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 15,958
Class T	1.75%	25,566
Class B	2.25%	36,337
Class C	2.25%	15,434
Institutional Class	1.25%	4,702
		$ 97,997

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 13,996
Class A	951	-
Class T	1,456	-
	$ 2,407	$ 13,996

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 14% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2003	2002
From net investment income
Class A	$ 5,752	$ -
Class T	4,663	-
Institutional Class	4,537	-
Total	$ 14,952	$ -

Cyclical Industries

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years Ended July 31,		Dollars Years Ended July 31,
	2003	2002	2003	2002
Class A
Shares sold	236,068	294,912	$ 2,919,194	$ 4,307,075
Reinvestment of distributions	416	-	5,011	-
Shares redeemed	(182,486)	(196,765)	(2,231,044)	(2,826,455)
Net increase (decrease)	53,998	98,147	$ 693,161	$ 1,480,620
Class T
Shares sold	99,527	308,055	$ 1,210,658	$ 4,427,788
Reinvestment of distributions	347	-	4,150	-
Shares redeemed	(199,161)	(191,721)	(2,441,170)	(2,722,997)
Net increase (decrease)	(99,287)	116,334	$ (1,226,362)	$ 1,704,791
Class B
Shares sold	176,262	637,870	$ 2,099,562	$ 8,852,861
Shares redeemed	(245,144)	(291,260)	(2,926,892)	(3,991,561)
Net increase (decrease)	(68,882)	346,610	$ (827,330)	$ 4,861,300
Class C
Shares sold	106,747	338,669	$ 1,304,843	$ 4,711,623
Shares redeemed	(133,698)	(115,430)	(1,603,922)	(1,601,683)
Net increase (decrease)	(26,951)	223,239	$ (299,079)	$ 3,109,940
Institutional Class
Shares sold	18,786	67,340	$ 240,107	$ 929,031
Reinvestment of distributions	308	-	3,771	-
Shares redeemed	(101,267)	(18,903)	(1,232,432)	(271,631)
Net increase (decrease)	(82,173)	48,437	$ (988,554)	$ 657,400

Annual Report

Advisor Developing Communications Fund - Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	32.57%	-22.01%
Class T (incl. 3.50% sales charge)	35.34%	-21.46%
Class B (incl. contingent deferred sales charge)	34.54%	-21.69%
Class C (incl. contingent deferred sales charge)	38.54%	-20.77%

A From December 27, 2000

Contingent deferred sales charges included in total returns table above:

Periods ended July 31, 2003	Past 1 year	Life of fund
Class B	5.00%	3.00%
Class C	1.00%	0%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Developing Communications Fund - Class T on December 27, 2000, when the fund started, and the current 3.50% sales charge was paid. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Charlie Chai, Portfolio Manager of Fidelity Advisor Developing Communications Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

For the 12 months ending July 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 40.66%, 40.25%, 39.54% and 39.54%, respectively. This was well ahead of the return of the Goldman Sachs Technology Index, which gained 27.77%, and it also soundly outdistanced the S&P 500. Compared with the Goldman Sachs index, the fund benefited from its greater exposure to wireless telecommunications services, wireline equipment and cable television providers. Conversely, our relative performance was hurt by underweighting Internet retailers and computer storage stocks. The fund's top-performing holding on both an absolute basis and relative to the Goldman Sachs index was wireless infrastructure play L.M. Ericsson. Also aiding our performance were top-10 holdings American Tower and Comverse Technology. Looking at detractors, the fund's second-largest holding at period end, Motorola, restrained our results. Additionally, semiconductor manufacturer Atmel hurt us in the first half of the period, when fears of a double-dip recession were peaking. Cisco Systems detracted from performance versus the Goldman Sachs index because the stock performed well and I underweighted it in favor of other opportunities.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Developing Communications Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
Telefonaktiebolaget LM Ericsson ADR	8.1
Motorola, Inc.	7.4
Comverse Technology, Inc.	5.8
Marconi Corp. PLC	5.1
Cisco Systems, Inc.	5.0
Liberty Media Corp. Class A	4.0
Samsung Electronics Co. Ltd.	3.9
American Tower Corp. Class A	3.7
Alcatel SA sponsored ADR	3.2
EchoStar Communications Corp. Class A	2.8
49.0
Top Industries as of July 31, 2003
% of fund's net assets
Communications Equipment	49.4%
Semiconductors & Semiconductor Equipment	10.3%
Media	9.1%
Wireless Telecommunication Services	8.5%
Diversified Telecommunication Services	6.1%
All Others*	16.6%

* Includes short-term investments and net other assets.

Annual Report

Advisor Developing Communications Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 49.4%
3Com Corp. (a)	2,840	$ 13,859
Adtran, Inc.	240	11,722
Alcatel SA sponsored ADR (a)	18,310	180,537
Avaya, Inc. (a)	7,500	72,000
CIENA Corp. (a)	15,590	90,578
Cisco Systems, Inc. (a)	14,700	286,944
CommScope, Inc. (a)	1,500	15,495
Comverse Technology, Inc. (a)	22,310	329,073
Corning, Inc. (a)	10,710	87,179
Corvis Corp. (a)	38,490	55,426
Emulex Corp. (a)	420	8,547
Enterasys Networks, Inc. (a)	3,600	16,704
Foundry Networks, Inc. (a)	380	6,855
Juniper Networks, Inc. (a)	850	12,266
Lucent Technologies, Inc. (a)	31,170	54,859
Marconi Corp. PLC (a)	248,840	292,425
Motorola, Inc.	46,950	424,428
NetScreen Technologies, Inc. (a)	1,030	22,279
Nokia Corp. sponsored ADR	6,480	99,144
Nortel Networks Corp. (a)	1,800	5,310
Polycom, Inc. (a)	1,110	18,537
Powerwave Technologies, Inc. (a)	3,400	26,180
QUALCOMM, Inc.	1,160	43,454
Riverstone Networks, Inc. (a)	15,700	16,171
Scientific-Atlanta, Inc.	70	2,120
Sonus Networks, Inc. (a)	2,900	20,126
Sycamore Networks, Inc. (a)	1,870	7,723
Tekelec (a)	4,300	63,081
Telefonaktiebolaget LM Ericsson ADR (a)	32,352	461,656
Telson Electronics Co. Ltd. (a)	4,800	13,947
UTStarcom, Inc. (a)	1,360	57,895
TOTAL COMMUNICATIONS EQUIPMENT		2,816,520
COMPUTERS & PERIPHERALS - 2.2%
Ambit Microsystems Corp.	7,700	22,611
BenQ Corp.	24,000	30,074
Compal Electronics, Inc.	17,000	24,219
NEC Corp. ADR	2,100	13,041
Palm, Inc. (a)	1,700	27,285
Synaptics, Inc. (a)	400	5,336
TOTAL COMPUTERS & PERIPHERALS		122,566
DIVERSIFIED TELECOMMUNICATION SERVICES - 6.1%
CenturyTel, Inc.	960	32,918
Citizens Communications Co. (a)	6,100	72,285
Commonwealth Telephone Enterprises, Inc. (a)	350	13,300
IDT Corp. (a)	5,090	91,824
IDT Corp. Class B (a)	2,360	42,645

	Shares	Value (Note 1)
KT Corp. sponsored ADR	620	$ 11,774
Level 3 Communications, Inc. (a)	18,160	83,536
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		348,282
ELECTRICAL EQUIPMENT - 1.1%
Byd Co. Ltd. (H Shares)	25,000	62,025
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.4%
Amphenol Corp. Class A (a)	2,170	117,180
Celestica, Inc. (sub. vtg.) (a)	930	14,308
CellStar Corp. (a)	4,200	22,134
Flextronics International Ltd. (a)	1,300	14,300
Ingram Micro, Inc. Class A (a)	1,680	23,100
Manufacturers Services Ltd. (a)	400	2,040
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		193,062
HOUSEHOLD DURABLES - 0.1%
Garmin Ltd. (a)	60	2,296
LG Electronics, Inc.	60	2,577
TOTAL HOUSEHOLD DURABLES		4,873
INTERNET SOFTWARE & SERVICES - 0.5%
Openwave Systems, Inc. (a)	6,990	26,912
Yahoo!, Inc. (a)	130	4,047
TOTAL INTERNET SOFTWARE & SERVICES		30,959
MEDIA - 9.1%
AOL Time Warner, Inc. (a)	3,310	51,073
Cablevision Systems Corp. - NY Group Class A (a)	670	14,271
Cox Communications, Inc. Class A (a)	150	4,769
EchoStar Communications Corp. Class A (a)	4,400	159,588
Gemstar-TV Guide International, Inc. (a)	3,750	17,663
Liberty Media Corp. Class A (a)	20,341	225,582
Viacom, Inc. Class B (non-vtg.)	1,030	44,826
TOTAL MEDIA		517,772
METALS & MINING - 0.2%
Liquidmetal Technologies (a)	1,800	9,450
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.3%
Agere Systems, Inc. Class B (a)	39,800	105,470
Intersil Corp. Class A (a)	2,090	51,539
Marvell Technology Group Ltd. (a)	400	14,064
Mindspeed Technologies, Inc. (a)	2,900	9,280
RF Micro Devices, Inc. (a)	800	5,880
Rohm Co. Ltd.	500	58,804
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Samsung Electronics Co. Ltd.	630	$ 222,008
Skyworks Solutions, Inc. (a)	14,080	119,821
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		586,866
SOFTWARE - 1.2%
Amdocs Ltd. (a)	800	16,304
Cadence Design Systems, Inc. (a)	800	10,936
Verint Systems, Inc. (a)	1,920	42,720
TOTAL SOFTWARE		69,960
WIRELESS TELECOMMUNICATION SERVICES - 8.5%
American Tower Corp. Class A (a)	22,820	207,662
AT&T Wireless Services, Inc. (a)	20	171
Crown Castle International Corp. (a)	14,020	138,798
KDDI Corp.	3	13,536
Nextel Communications, Inc. Class A (a)	3,110	56,789
SBA Communications Corp. Class A (a)	4,200	16,128
SK Telecom Co. Ltd. sponsored ADR	710	13,781
SpectraSite, Inc. (a)	100	5,850
Sprint Corp. - PCS Group Series 1 (a)	10	62
Vodafone Group PLC sponsored ADR	1,400	26,572
Wireless Facilities, Inc. (a)	660	7,973
TOTAL WIRELESS TELECOMMUNICATION SERVICES		487,322
TOTAL COMMON STOCKS (Cost $4,766,464)		5,249,657
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 1.12% (b) (Cost $383,655)	383,655	383,655
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $28,000)	28,001	28,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $5,178,119)	5,661,312
NET OTHER ASSETS - 0.7%	40,709
NET ASSETS - 100%	$ 5,702,021
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,946,235 and $5,946,963, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,406 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.8%
Sweden	8.1
United Kingdom	5.9
Korea (South)	4.6
France	3.2
Finland	1.7
Japan	1.5
Taiwan	1.3
China	1.1
Others (individually less than 1%)	0.8
100.0%
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $3,774,000 of which $1,929,000 and $1,845,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $143,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Advisor Developing Communications Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $28,000) (cost $5,178,119) - See accompanying schedule		$ 5,661,312
Cash		211
Foreign currency held at value (cost $85,950)		85,950
Receivable for investments sold		160,270
Receivable for fund shares sold		4,952
Dividends receivable		3,336
Interest receivable		409
Redemption fees receivable		148
Receivable from investment adviser for expense reductions		14,042
Other receivables		498
Total assets		5,931,128

Liabilities
Payable for investments purchased	$ 161,962
Payable for fund shares redeemed	22,617
Accrued management fee	2,704
Distribution fees payable	3,214
Other payables and accrued expenses	38,610
Total liabilities		229,107

Net Assets		$ 5,702,021
Net Assets consist of:
Paid in capital		$ 9,206,407
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,987,580)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		483,194
Net Assets		$ 5,702,021
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($969,806 ÷ 174,005 shares)		$ 5.57
Maximum offering price per share (100/94.25 of $5.57)		$ 5.91
Class T: Net Asset Value and redemption price per share ($1,723,342 ÷ 310,946 shares)		$ 5.54
Maximum offering price per share (100/96.50 of $5.54)		$ 5.74
Class B: Net Asset Value and offering price per share ($1,845,908 ÷ 337,377 shares) A		$ 5.47
Class C: Net Asset Value and offering price per share ($1,009,184 ÷ 184,586 shares) A		$ 5.47
Institutional Class: Net Asset Value, offering price and redemption price per share ($153,781 ÷ 27,398 shares)		$ 5.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 16,249
Interest		4,621
Total income		20,870

Expenses
Management fee	$ 22,351
Transfer agent fees	36,587
Distribution fees	27,377
Accounting fees and expenses	61,385
Non-interested trustees' compensation	15
Custodian fees and expenses	10,060
Registration fees	49,522
Audit	48,752
Legal	24
Miscellaneous	267
Total expenses before reductions	256,340
Expense reductions	(186,390)	69,950
Net investment income (loss)		(49,080)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(574,200)
Foreign currency transactions	(830)
Total net realized gain (loss)		(575,030)
Change in net unrealized appreciation (depreciation) on investment securities		2,034,921
Net gain (loss)		1,459,891
Net increase (decrease) in net assets resulting from operations		$ 1,410,811

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Developing Communications Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (49,080)	$ (72,958)
Net realized gain (loss)	(575,030)	(2,596,247)
Change in net unrealized appreciation (depreciation)	2,034,921	(1,308,653)
Net increase (decrease) in net assets resulting from operations	1,410,811	(3,977,858)
Share transactions - net increase (decrease)	1,213,427	(103,857)
Redemption fees	1,900	7,313
Total increase (decrease) in net assets	2,626,138	(4,074,402)

Net Assets
Beginning of period	3,075,883	7,150,285
End of period	$ 5,702,021	$ 3,075,883

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.96	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	1.65	(4.40)	(1.57)
Total from investment operations	1.61	(4.45)	(1.61)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.57	$ 3.96	$ 8.40
Total Return B, C, D	40.66%	(52.86)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	6.13%	4.97%	6.46% A
Expenses net of voluntary waivers, if any	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.36%	1.40%	1.45% A
Net investment income (loss)	(.82)%	(.85)%	(.74)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 970	$ 371	$ 934
Portfolio turnover rate	167%	305%	644% A

Annualized

Total returns for periods of less than one year are not annualized.

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

For the period December 27, 2000 (commencement of operations) to July 31, 2001.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.95	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	(.05)
Net realized and unrealized gain (loss)	1.64	(4.39)	(1.56)
Total from investment operations	1.59	(4.46)	(1.61)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.54	$ 3.95	$ 8.40
Total Return B, C, D	40.25%	(52.98)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	6.82%	5.36%	6.66% A
Expenses net of voluntary waivers, if any	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.61%	1.64%	1.70% A
Net investment income (loss)	(1.07)%	(1.10)%	(.99)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,723	$ 775	$ 2,131
Portfolio turnover rate	167%	305%	644% A

Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	1.62	(4.36)	(1.57)
Total from investment operations	1.55	(4.46)	(1.64)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.47	$ 3.92	$ 8.37
Total Return B, C, D	39.54%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	6.88%	5.62%	7.21% A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.11%	2.14%	2.20% A
Net investment income (loss)	(1.56)%	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,846	$ 1,162	$ 2,236
Portfolio turnover rate	167%	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	1.62	(4.36)	(1.57)
Total from investment operations	1.55	(4.46)	(1.64)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.47	$ 3.92	$ 8.37
Total Return B, C, D	39.54%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	6.81%	5.49%	7.09% A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.11%	2.14%	2.20% A
Net investment income (loss)	(1.57)%	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,009	$ 667	$ 1,566
Portfolio turnover rate	167%	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 3.98	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.66	(4.41)	(1.56)
Total from investment operations	1.63	(4.45)	(1.59)
Redemption fees added to paid in capital D	- G	.01	.01
Net asset value, end of period	$ 5.61	$ 3.98	$ 8.42
Total Return B, C	40.95%	(52.73)%	(15.80)%
Ratios to Average Net Assets F
Expenses before expense reductions	5.34%	4.24%	5.95% A
Expenses net of voluntary waivers, if any	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.11%	1.14%	1.20% A
Net investment income (loss)	(.57)%	(.60)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 154	$ 100	$ 283
Portfolio turnover rate	167%	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Developing Communications Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 783,883
Unrealized depreciation	(371,215)
Net unrealized appreciation (depreciation)	412,668
Capital loss carryforward	(3,774,165)

Cost for federal income tax purposes	$ 5,248,644

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-%	.25%	$ 1,433	$ 217	$ -
Class T	.25%	.25%	5,476	428	-
Class B	.75%	.25%	12,938	9,920	-
Class C	.75%	.25%	7,530	2,365	-
			$ 27,377	$ 12,930	$ -

Developing Communications

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,983
Class T	1,224
Class B*	6,074
Class C*	234
$ 9,515

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 4,911.86
Class T	14,228	1.30
Class B	11,125.86
Class C	5,968.79
Institutional Class	355.32
	$ 36,587

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,858 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 26,549
Class T	1.75%	55,594
Class B	2.25%	60,015
Class C	2.25%	34,403
Institutional Class	1.25%	4,584
		$ 181,145

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 5,245
Class A	-	-
Class T	-	-
	$ -	$ 5,245

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2003	2002	2003	2002
Class A
Shares sold	109,128	37,945	$ 507,048	$ 256,744
Shares redeemed	(28,681)	(55,465)	(128,278)	(371,168)
Net increase (decrease)	80,447	(17,520)	$ 378,770	$ (114,424)
Class T
Shares sold	172,249	430,469	$ 779,171	$ 3,144,267
Shares redeemed	(57,631)	(487,847)	(255,329)	(3,238,975)
Net increase (decrease)	114,618	(57,378)	$ 523,842	$ (94,708)
Class B
Shares sold	122,332	123,397	$ 576,220	$ 793,175
Shares redeemed	(81,826)	(93,655)	(356,626)	(624,192)
Net increase (decrease)	40,506	29,742	$ 219,594	$ 168,983
Class C
Shares sold	80,758	88,163	$ 363,207	$ 595,984
Shares redeemed	(66,535)	(104,959)	(282,621)	(613,321)
Net increase (decrease)	14,223	(16,796)	$ 80,586	$ (17,337)
Institutional Class
Shares sold	5,027	14,871	$ 23,470	$ 111,566
Shares redeemed	(2,812)	(23,323)	(12,835)	(157,937)
Net increase (decrease)	2,215	(8,452)	$ 10,635	$ (46,371)

Developing Communications

Advisor Electronics Fund - Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	11.51%	-16.78%
Class T (incl. 3.50% sales charge)	14.06%	-16.17%
Class B (incl. contingent deferred sales charge)	12.39%	-16.40%
Class C (incl. contingent deferred sales charge)	16.42%	-15.46%

A From December 27, 2000

Contingent deferred sales charges included in total returns table above:

Periods ended July 31, 2003	Past 1 year	Life of fund
Class B	5.00%	3.00%
Class C	1.00%	0%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Electronics Fund - Class T on December 27, 2000, when the fund started, and the current 3.50% sales charge was paid. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Sam Peters, Portfolio Manager of Fidelity Advisor Electronics Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

During the 12-month period ending July 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 18.31%, 18.20%, 17.39% and 17.42%, respectively. In comparison, the Goldman Sachs Technology Index rose 27.77% and the Standard & Poor's 500 Index appreciated 10.64%. Despite a solid absolute return, the fund underperformed its Goldman Sachs index because it has a narrower investment universe. Specifically, the fund emphasized two industries - semiconductors and semiconductor equipment - that didn't keep up with the gains made by several other technology industries in the broader index, including communications equipment, computer hardware and the Internet. The fund's performance was led by an overweighting in the electronic design automation industry, where Synopsys was a notable standout. Several of the fund's top contributors were analog semiconductor stocks, such as Analog Devices and Linear Technology that benefited from selling their products to a broader client base in multiple end-markets. In terms of disappointments, top detractor Motorola suffered from management's failure to execute its business plan more effectively. A weak pricing climate hurt both Fairchild Semiconductor, which sells commodity analog parts, and Micron Technology, a manufacturer of dynamic random access memory chips.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Electronics Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
Analog Devices, Inc.	5.2
Texas Instruments, Inc.	4.6
Motorola, Inc.	4.3
Agilent Technologies, Inc.	3.9
KLA-Tencor Corp.	3.8
Samsung Electronics Co. Ltd.	3.7
Linear Technology Corp.	3.1
Applied Materials, Inc.	2.9
Synopsys, Inc.	2.6
Intel Corp.	2.6
36.7
Top Industries as of July 31, 2003
% of fund's net assets
Semiconductors & Semiconductor Equipment	57.4%
Electronic Equipment & Instruments	14.6%
Communications Equipment	9.2%
Software	6.8%
Computers & Peripherals	1.9%
All Others*	10.1%

* Includes short-term investments and net other assets.

Annual Report

Advisor Electronics Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 0.2%
Affymetrix, Inc. (a)	4,000	$ 96,000
COMMUNICATIONS EQUIPMENT - 9.2%
Emulex Corp. (a)	6,000	122,100
Harris Corp.	25,000	809,250
Motorola, Inc.	225,000	2,034,000
Nokia Corp. sponsored ADR	5,410	82,773
Nortel Networks Corp. (a)	10,000	29,500
QUALCOMM, Inc.	15,000	561,900
Scientific-Atlanta, Inc.	10,000	302,900
UTStarcom, Inc. (a)	10,000	425,700
TOTAL COMMUNICATIONS EQUIPMENT		4,368,123
COMPUTERS & PERIPHERALS - 1.9%
Ambit Microsystems Corp.	71,500	209,958
Hutchinson Technology, Inc. (a)	10,000	287,200
Quanta Computer, Inc.	120,175	283,011
Seagate Technology	6,000	130,800
TOTAL COMPUTERS & PERIPHERALS		910,969
ELECTRONIC EQUIPMENT & INSTRUMENTS - 14.6%
Agilent Technologies, Inc. (a)	84,950	1,845,964
Amphenol Corp. Class A (a)	18,280	987,120
Arrow Electronics, Inc. (a)	20,000	341,000
AVX Corp.	40,000	438,000
Flextronics International Ltd. (a)	50,000	550,000
Jabil Circuit, Inc. (a)	30,000	691,500
National Instruments Corp.	2,000	71,220
Solectron Corp. (a)	50,000	255,500
Tektronix, Inc. (a)	35,000	739,550
Veeco Instruments, Inc. (a)	5,000	94,200
Vishay Intertechnology, Inc. (a)	70,000	931,000
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		6,945,054
HOUSEHOLD DURABLES - 0.7%
Garmin Ltd. (a)	3,000	114,780
Koninklijke Philips Electronics NV (NY Shares)	10,000	207,700
TOTAL HOUSEHOLD DURABLES		322,480
IT SERVICES - 0.9%
Concord EFS, Inc. (a)	30,000	408,300
OFFICE ELECTRONICS - 0.5%
Canon, Inc. ADR	5,000	245,050
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 57.4%
Agere Systems, Inc.:
Class A (a)	16,300	45,803
Class B (a)	93,600	248,040
Analog Devices, Inc. (a)	64,950	2,464,851
Applied Materials, Inc. (a)	69,960	1,364,220

	Shares	Value (Note 1)
ARM Holdings PLC sponsored ADR (a)	40,000	$ 173,600
ASM International NV (Nasdaq) (a)	20,000	314,800
ASM Pacific Technology Ltd.	75,500	242,009
ASML Holding NV (NY Shares) (a)	94,300	1,220,242
Asyst Technologies, Inc. (a)	30,000	345,000
ATMI, Inc. (a)	25,413	654,893
Axcelis Technologies, Inc. (a)	19,200	141,312
Cohu, Inc.	22,200	440,226
Cree, Inc. (a)	15,000	200,400
Cymer, Inc. (a)	11,500	465,175
Cypress Semiconductor Corp. (a)	11,700	163,566
Fairchild Semiconductor International, Inc. (a)	700	8,925
FEI Co. (a)	10,000	222,000
Helix Technology, Inc.	40	650
Integrated Device Technology, Inc. (a)	10,250	117,978
Intel Corp.	49,690	1,239,766
Intersil Corp. Class A (a)	5,000	123,300
KLA-Tencor Corp. (a)	34,990	1,807,234
Lam Research Corp. (a)	48,130	1,047,309
Lattice Semiconductor Corp. (a)	42,800	332,556
Linear Technology Corp.	40,040	1,476,675
LSI Logic Corp. (a)	83,200	774,592
Marvell Technology Group Ltd. (a)	2,500	87,900
Maxim Integrated Products, Inc.	10,254	400,726
MEMC Electronic Materials, Inc. (a)	3,300	37,224
Micron Technology, Inc. (a)	25,360	371,270
Mindspeed Technologies, Inc. (a)	20,600	65,920
MKS Instruments, Inc. (a)	11,500	260,015
National Semiconductor Corp. (a)	18,960	423,756
Novellus Systems, Inc. (a)	20	716
NVIDIA Corp. (a)	32,600	623,312
Oak Technology, Inc. (a)	6,500	52,065
Photronics, Inc. (a)	20,000	367,000
QLogic Corp. (a)	9,200	387,780
Rohm Co. Ltd.	6,000	705,648
Samsung Electronics Co. Ltd.	4,940	1,740,822
Siliconix, Inc. (a)	11,800	504,450
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	54,010	540,100
Teradyne, Inc. (a)	55,030	905,244
Texas Instruments, Inc.	114,980	2,169,673
Tokyo Electron Ltd.	14,400	844,389
United Microelectronics Corp. sponsored ADR (a)	46	191
Varian Semiconductor Equipment Associates, Inc. (a)	8,000	266,000
Xicor, Inc. (a)	40,000	351,600
Xilinx, Inc. (a)	20,620	541,894
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		27,282,817
SOFTWARE - 6.8%
Cadence Design Systems, Inc. (a)	59,983	819,968
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - CONTINUED
Microsoft Corp.	30,000	$ 792,000
Red Hat, Inc. (a)	5,100	32,232
Synopsys, Inc. (a)	20,000	1,250,200
Vastera, Inc. (a)	19,800	123,600
VERITAS Software Corp. (a)	6,500	200,200
TOTAL SOFTWARE		3,218,200
TOTAL COMMON STOCKS (Cost $45,963,363)		43,796,993
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 1.12% (b) (Cost $3,731,174)	3,731,174	3,731,174
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $49,000)	49,001	49,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $49,743,537)	47,577,167
NET OTHER ASSETS - (0.2)%	(78,305)
NET ASSETS - 100%	$ 47,498,862
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $23,626,870 and $21,253,241, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,872 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.5%
Japan	3.8
Netherlands	3.7
Korea (South)	3.7
Taiwan	2.1
Singapore	1.2
Others (individually less than 1%)	2.0
100.0%
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $11,701,000 of which $5,873,000 and $5,828,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $7,269,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Electronics

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003
Assets
Investment in securities, at value (including repurchase agreements of $49,000) (cost $49,743,537) - See accompanying schedule		$ 47,577,167
Cash		372
Foreign currency held at value (cost $17,018)		16,997
Receivable for investments sold		306,728
Receivable for fund shares sold		117,103
Dividends receivable		17,449
Interest receivable		2,123
Redemption fees receivable		100
Receivable from investment adviser for expense reductions		3,372
Total assets		48,041,411

Liabilities
Payable for investments purchased	$ 308,308
Payable for fund shares redeemed	142,400
Accrued management fee	22,235
Distribution fees payable	26,908
Other payables and accrued expenses	42,698
Total liabilities		542,549

Net Assets		$ 47,498,862
Net Assets consist of:
Paid in capital		$ 69,697,690
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,032,405)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,166,423)
Net Assets		$ 47,498,862
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,116,094 ÷ 1,231,935 shares)		$ 6.59
Maximum offering price per share (100/94.25 of $6.59)		$ 6.99
Class T: Net Asset Value and redemption price per share ($14,361,719 ÷ 2,190,311 shares)		$ 6.56
Maximum offering price per share (100/96.50 of $6.56)		$ 6.80
Class B: Net Asset Value and offering price per share ($11,335,257 ÷ 1,749,207 shares) A		$ 6.48
Class C: Net Asset Value and offering price per share ($13,061,249 ÷ 2,018,682 shares) A		$ 6.47
Institutional Class: Net Asset Value, offering price and redemption price per share ($624,543 ÷ 94,078 shares)		$ 6.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003
Investment Income
Dividends		$ 71,845
Interest		51,150
Security lending		3,000
Total income		125,995

Expenses
Management fee	$ 197,027
Transfer agent fees	192,648
Distribution fees	239,657
Accounting and security lending fees	62,674
Non-interested trustees' compensation	132
Custodian fees and expenses	6,577
Registration fees	46,632
Audit	43,155
Legal	245
Miscellaneous	2,458
Total expenses before reductions	791,205
Expense reductions	(143,108)	648,097
Net investment income (loss)		(522,102)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(11,832,319)
Foreign currency transactions	(5,237)
Total net realized gain (loss)		(11,837,556)
Change in net unrealized appreciation (depreciation) on: Investment securities	18,579,709
Assets and liabilities in foreign currencies	(3,123)
Total change in net unrealized appreciation (depreciation)		18,576,586
Net gain (loss)		6,739,030
Net increase (decrease) in net assets resulting from operations		$ 6,216,928

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Electronics Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (522,102)	$ (758,783)
Net realized gain (loss)	(11,837,556)	(6,122,726)
Change in net unrealized appreciation (depreciation)	18,576,586	(20,045,370)
Net increase (decrease) in net assets resulting from operations	6,216,928	(26,926,879)
Share transactions - net increase (decrease)	5,255,566	25,643,371
Redemption fees	32,181	39,930
Total increase (decrease) in net assets	11,504,675	(1,243,578)

Net Assets
Beginning of period	35,994,187	37,237,765
End of period	$ 47,498,862	$ 35,994,187

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.57	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.04)
Net realized and unrealized gain (loss)	1.07	(3.96)	(.35)
Total from investment operations	1.01	(4.06)	(.39)
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 6.59	$ 5.57	$ 9.62
Total Return B, C, D	18.31%	(42.10)%	(3.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.89%	1.68%	2.57% A
Expenses net of voluntary waivers, if any	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.46%	1.49%	1.49% A
Net investment income (loss)	(1.09)%	(1.14)%	(.77)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,116	$ 4,912	$ 3,400
Portfolio turnover rate	66%	58%	98% A

Annualized

Total returns for periods of less than one year are not annualized.

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

For the period December 27, 2000 (commencement of operations) to July 31, 2001.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.55	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.12)	(.06)
Net realized and unrealized gain (loss)	1.07	(3.96)	(.33)
Total from investment operations	1.00	(4.08)	(.39)
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 6.56	$ 5.55	$ 9.62
Total Return B, C, D	18.20%	(42.31)%	(3.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.14%	1.91%	2.81% A
Expenses net of voluntary waivers, if any	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.71%	1.74%	1.74% A
Net investment income (loss)	(1.33)%	(1.39)%	(1.02)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,362	$ 11,615	$ 11,493
Portfolio turnover rate	66%	58%	98% A

Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.52	$ 9.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10)	(.16)	(.08)
Net realized and unrealized gain (loss)	1.06	(3.93)	(.33)
Total from investment operations	.96	(4.09)	(.41)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 6.48	$ 5.52	$ 9.60
Total Return B, C, D	17.39%	(42.50)%	(4.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.76%	2.43%	3.34% A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.21%	2.24%	2.24% A
Net investment income (loss)	(1.83)%	(1.89)%	(1.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,335	$ 8,362	$ 10,941
Portfolio turnover rate	66%	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.51	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10)	(.16)	(.09)
Net realized and unrealized gain (loss)	1.06	(3.93)	(.33)
Total from investment operations	.96	(4.09)	(.42)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 6.47	$ 5.51	$ 9.59
Total Return B, C, D	17.42%	(42.54)%	(4.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.52%	2.34%	3.25% A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.21%	2.24%	2.24% A
Net investment income (loss)	(1.83)%	(1.89)%	(1.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,061	$ 9,921	$ 10,782
Portfolio turnover rate	66%	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 5.60	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.08)	(.03)
Net realized and unrealized gain (loss)	1.07	(3.97)	(.34)
Total from investment operations	1.03	(4.05)	(.37)
Redemption fees added to paid in capital D	.01	.01	.01
Net asset value, end of period	$ 6.64	$ 5.60	$ 9.64
Total Return B, C	18.57%	(41.91)%	(3.60)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.46%	1.31%	2.16% A
Expenses net of voluntary waivers, if any	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.21%	1.24%	1.24% A
Net investment income (loss)	(.84)%	(.89)%	(.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 625	$ 1,184	$ 622
Portfolio turnover rate	66%	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Electronics

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 4,715,316	|
Unrealized depreciation	(7,944,158)
Net unrealized appreciation (depreciation)	(3,228,842)
Capital loss carryforward	(11,700,912)
Cost for federal income tax purposes	$ 50,806,009

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-%	.25%	$ 12,720	$ 53	$ -
Class T	.25%	.25%	53,960	-	-
Class B	.75%	.25%	74,590	55,943	-
Class C	.75%	.25%	98,387	25,770	-
			$ 239,657	$ 81,766	$ -

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Electronics

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,005
Class T	3,367
Class B*	26,764
Class C*	3,589
$ 39,725

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 29,477.58
Class T	62,930.58
Class B	52,652.70
Class C	45,429.46
Institutional Class	2,160.39
	$ 192,648

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $31,049 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 19,796
Class T	1.75%	42,932
Class B	2.25%	38,583
Class C	2.25%	27,216
Institutional Class	1.25%	1,130
		$ 129,657

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 13,451
Class A	-	-
Class T	-	-
	$ -	$13,451

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended July 31,		Dollars Years ended July 31,
Years ended July 31,	2003	2002	2003	2002
Class A
Shares sold	890,305	999,305	$ 4,733,982	$ 8,904,978
Shares redeemed	(540,592)	(470,520)	(2,676,332)	(3,838,805)
Net increase (decrease)	349,713	528,785	$ 2,057,650	$ 5,066,173
Class T
Shares sold	732,407	1,743,701	$ 3,899,064	$ 15,588,485
Shares redeemed	(633,473)	(847,306)	(3,094,794)	(6,546,434)
Net increase (decrease)	98,934	896,395	$ 804,270	$ 9,042,051
Class B
Shares sold	983,554	1,607,833	$ 5,591,186	$ 13,351,139
Shares redeemed	(749,700)	(1,231,848)	(3,905,482)	(9,505,855)
Net increase (decrease)	233,854	375,985	$ 1,685,704	$ 3,845,284
Class C
Shares sold	702,366	1,181,194	$ 3,686,077	$ 10,313,668
Shares redeemed	(484,780)	(504,804)	(2,418,447)	(3,838,274)
Net increase (decrease)	217,586	676,390	$ 1,267,630	$ 6,475,394
Institutional Class
Shares sold	40,336	211,542	$ 222,173	$ 1,742,873
Shares redeemed	(157,790)	(64,561)	(781,861)	(528,404)
Net increase (decrease)	(117,454)	146,981	$ (559,688)	$ 1,214,469

Electronics

Advisor Financial Services Fund - Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the life of fund total returns for Class A, Class B and Class C would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 year	Life of fundA
Class A (incl. 5.75% sales charge)	6.10%	2.17%	11.55%
Class T (incl. 3.50% sales charge)	8.44%	2.44%	11.67%
Class B (incl. contingent deferred sales charge) B	6.80%	2.28%	11.71%
Class C (incl. contingent deferred sales charge) C	10.86%	2.67%	11.72%

A From September 3, 1996

B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower.

Contingent deferred sales charges included in total returns table above:

Periods ended July 31, 2003	Past 1 year	Past 5 years	Life of fund
Class B	5.00%	2.00%	0%
Class C	1.00%	0%	0%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services Fund - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Feingold, Portfolio Manager of Fidelity Advisor Financial Services Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

For the 12 months ending July 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 12.57%, 12.37%, 11.80% and 11.86%, respectively. The Goldman Sachs Financial Services Index rose 13.63%, while the S&P 500® gained 10.64%. Throughout the year, the Federal Reserve Board's accommodative monetary policy helped expand the profit margins of lenders such as banks, as their borrowing costs declined more than their lending rates. In the second half of the period, financial stocks in general gained when investors grew more optimistic about the economy. Stock selection in the banking industry helped performance, including Bank of New York, Bank of America and Wachovia. SLM Corp., the former Sallie Mae, benefited from continued growth in demand for college loans, while MBNA gained because of improving quality in its credit card lending and its ability to increase loan volume. Detractors included Fifth Third Bancorp, which ran into questions about its management and accounting systems; Household International, hurt when problems in the sub-prime lending business affected its borrowing costs; and American International Group, which faced increased losses in its property-and-casualty business.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Financial Services Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
American International Group, Inc.	6.3
Bank of America Corp.	5.8
Citigroup, Inc.	5.2
Fannie Mae	4.7
Bank of New York Co., Inc.	4.1
J.P. Morgan Chase & Co.	4.0
Wachovia Corp.	3.7
Berkshire Hathaway, Inc. Class B	3.3
MBNA Corp.	3.0
Sovereign Bancorp, Inc.	2.9
43.0
Top Industries as of July 31, 2003
% of fund's net assets
Insurance	24.9%
Commercial Banks	24.3%
Capital Markets	20.6%
Thrifts & Mortgage Finance	12.4%
Consumer Finance	6.3%
All Others*	11.5%

* Includes short-term investments and net other assets.

Annual Report

Advisor Financial Services Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value (Note 1)
CAPITAL MARKETS - 20.6%
A.G. Edwards, Inc.	25,000	$ 924,750
Ameritrade Holding Corp. (a)	284,000	2,726,400
Bank of New York Co., Inc.	708,960	21,353,875
Bear Stearns Companies, Inc.	44,500	2,981,500
Charles Schwab Corp.	107,626	1,120,387
Federated Investors, Inc. Class B (non-vtg.)	92,300	2,652,702
Franklin Resources, Inc.	60,700	2,637,415
Goldman Sachs Group, Inc.	110,300	9,611,542
Investors Financial Services Corp.	91,400	2,912,918
J.P. Morgan Chase & Co.	590,390	20,693,170
LaBranche & Co., Inc.	31,500	549,045
Lehman Brothers Holdings, Inc.	72,000	4,555,440
Mellon Financial Corp.	85,100	2,574,275
Merrill Lynch & Co., Inc.	247,500	13,456,575
Morgan Stanley	313,200	14,858,208
Northern Trust Corp.	34,400	1,501,904
SoundView Technology Group, Inc. (a)	65,180	657,666
Waddell & Reed Financial, Inc. Class A	47,567	1,251,488
TOTAL CAPITAL MARKETS		107,019,260
COMMERCIAL BANKS - 24.3%
Banco Popolare di Verona e Novara	107,100	1,477,593
Bank of America Corp.	364,204	30,072,324
Bank of Hawaii Corp.	53,500	1,801,880
Bank of the Ozarks, Inc.	10,880	415,616
Bank One Corp.	355,782	14,074,736
Commerce Bancorp, Inc., New Jersey	62,073	2,514,577
Fifth Third Bancorp	223,263	12,281,698
FleetBoston Financial Corp.	242,376	7,535,470
National Bank of Canada	230,400	5,805,949
Royal Bank of Canada	189,800	7,962,407
SouthTrust Corp.	81,600	2,338,656
Synovus Financial Corp.	64,000	1,505,920
UCBH Holdings, Inc.	136,400	4,205,212
Valley National Bancorp	19,215	528,989
Wachovia Corp.	438,920	19,176,415
Wells Fargo & Co.	284,900	14,395,997
TOTAL COMMERCIAL BANKS		126,093,439
CONSUMER FINANCE - 6.3%
American Express Co.	243,900	10,773,063
Asta Funding, Inc. (a)	42,600	1,191,522
MBNA Corp.	697,275	15,542,260
SLM Corp.	124,500	5,161,770
TOTAL CONSUMER FINANCE		32,668,615
DIVERSIFIED FINANCIAL SERVICES - 6.2%
Chicago Mercantile Exchange Holdings, Inc. Class A	400	29,460

	Shares	Value (Note 1)
CIT Group, Inc.	108,600	$ 3,027,768
Citigroup, Inc.	599,569	26,860,691
Euronext NV	49,600	1,245,349
Principal Financial Group, Inc.	34,300	1,118,180
TOTAL DIVERSIFIED FINANCIAL SERVICES		32,281,448
INSURANCE - 24.9%
ACE Ltd.	185,000	6,103,150
AFLAC, Inc.	218,400	7,006,272
Allmerica Financial Corp. (a)	47,400	1,058,916
Allstate Corp.	233,700	8,887,611
AMBAC Financial Group, Inc.	31,050	2,045,264
American International Group, Inc.	506,560	32,521,152
Aon Corp.	117,200	2,818,660
Berkshire Hathaway, Inc. Class B (a)	7,194	17,287,182
Cincinnati Financial Corp.	33,730	1,325,589
Everest Re Group Ltd.	40,300	3,045,471
Fidelity National Financial, Inc.	77,500	2,223,475
Hartford Financial Services Group, Inc.	97,200	5,072,868
HCC Insurance Holdings, Inc.	29,800	890,424
Lincoln National Corp.	79,400	2,964,796
Marsh & McLennan Companies, Inc.	81,000	4,019,220
MBIA, Inc.	77,200	3,907,864
MetLife, Inc.	231,100	6,406,092
Montpelier Re Holdings Ltd.	24,500	788,655
Nationwide Financial Services, Inc. Class A	88,600	2,742,170
Old Republic International Corp.	58,000	2,002,160
PartnerRe Ltd.	11,400	551,418
RenaissanceRe Holdings Ltd.	67,000	2,853,530
St. Paul Companies, Inc.	68,700	2,416,179
StanCorp Financial Group, Inc.	22,600	1,261,080
Sun Life Financial, Inc.	161,200	3,444,444
Travelers Property Casualty Corp.:
Class A	269,636	4,368,103
Class B	62,328	1,005,974
UICI (a)	46,900	655,662
TOTAL INSURANCE		129,673,381
IT SERVICES - 1.0%
First Data Corp.	142,900	5,395,904
REAL ESTATE - 4.4%
Apartment Investment & Management Co. Class A	133,600	5,265,176
AvalonBay Communities, Inc.	21,700	1,019,466
CBL & Associates Properties, Inc.	12,000	578,160
Duke Realty Corp.	33,300	959,706
Equity Office Properties Trust	18,700	518,738
Equity Residential (SBI)	191,400	5,340,060
Manufactured Home Communities, Inc.	14,200	519,720
Pan Pacific Retail Properties, Inc.	34,200	1,463,418
Reckson Associates Realty Corp.	25,400	551,434
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
Shurgard Storage Centers, Inc. Class A	15,600	$ 548,340
Simon Property Group, Inc.	61,700	2,612,995
Sun Communities, Inc.	26,900	1,092,140
The Mills Corp.	14,900	530,589
Vornado Realty Trust	34,800	1,595,232
TOTAL REAL ESTATE		22,595,174
THRIFTS & MORTGAGE FINANCE - 12.4%
Countrywide Financial Corp.	69,847	4,666,478
Fannie Mae	381,435	24,427,097
Farmer Mac Class C (non-vtg.) (a)	70,000	1,791,300
Freddie Mac	45,620	2,228,537
Golden West Financial Corp., Delaware	166,000	13,711,600
Radian Group, Inc.	52,255	2,446,057
Sovereign Bancorp, Inc.	849,800	15,245,412
TOTAL THRIFTS & MORTGAGE FINANCE		64,516,481
TOTAL COMMON STOCKS (Cost $439,160,321)		520,243,702
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 1.12% (b)	677,424	677,424
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	1,418,500	1,418,500
TOTAL MONEY MARKET FUNDS (Cost $2,095,924)		2,095,924
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $441,256,245)	522,339,626
NET OTHER ASSETS - (0.5)%	(2,500,821)
NET ASSETS - 100%	$ 519,838,805
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $299,425,639 and $388,380,669, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $46,712 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $2,909,000. The weighted average interest rate was 1.94%. At period end there were no interfund loans outstanding.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $23,103,000 of which $876,000, $3,264,000 and $18,963,000 will expire on July 31, 2007, 2008 and 2011, respectively.

Class A, Class T, Class B, Class C and Institutional Class each designate 100% of the dividends distributed in December 2002 as qualifying for the dividends-received deduction for corporate shareholders.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $1,341,873) (cost $441,256,245) - See accompanying schedule		$ 522,339,626
Receivable for fund shares sold		420,881
Dividends receivable		654,402
Interest receivable		1,007
Redemption fees receivable		310
Other receivables		6,706
Total assets		523,422,932

Liabilities
Payable for investments purchased	$ 142,067
Payable for fund shares redeemed	1,287,283
Accrued management fee	252,419
Distribution fees payable	319,677
Other payables and accrued expenses	164,181
Collateral on securities loaned, at value	1,418,500
Total liabilities		3,584,127

Net Assets		$ 519,838,805
Net Assets consist of:
Paid in capital		$ 463,832,126
Undistributed net investment income		849,010
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,924,416)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		81,082,085
Net Assets		$ 519,838,805
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,254,950 ÷ 2,865,696 shares)		$ 19.98
Maximum offering price per share (100/94.25 of $19.98)		$ 21.20
Class T: Net Asset Value and redemption price per share ($157,237,644 ÷ 7,902,559 shares)		$ 19.90
Maximum offering price per share (100/96.50 of $19.90)		$ 20.62
Class B: Net Asset Value and offering price per share ($193,373,422 ÷ 9,901,065 shares) A		$ 19.53
Class C: Net Asset Value and offering price per share ($97,433,844 ÷ 4,989,640 shares) A		$ 19.53
Institutional: Net Asset Value, offering price and redemption price per share ($14,538,945 ÷ 720,924 shares)		$ 20.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 10,691,524
Interest		13,143
Security lending		120,134
Total income		10,824,801

Expenses
Management fee	$ 2,922,367
Transfer agent fees	1,839,299
Distribution fees	3,741,295
Accounting and security lending fees	187,318
Non-interested trustees' compensation	2,005
Custodian fees and expenses	18,936
Registration fees	26,856
Audit	44,438
Legal	3,827
Interest	629
Miscellaneous	24,408
Total expenses before reductions	8,811,378
Expense reductions	(197,422)	8,613,956
Net investment income (loss)		2,210,845
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,201,561
Foreign currency transactions	(4,441)
Total net realized gain (loss)		2,197,120
Change in net unrealized appreciation (depreciation) on: Investment securities	48,535,476
Assets and liabilities in foreign currencies	1,698
Total change in net unrealized appreciation (depreciation)		48,537,174
Net gain (loss)		50,734,294
Net increase (decrease) in net assets resulting from operations		$ 52,945,139

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Financial Services Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,210,845	$ 911,846
Net realized gain (loss)	2,197,120	(10,280,314)
Change in net unrealized appreciation (depreciation)	48,537,174	(82,098,746)
Net increase (decrease) in net assets resulting from operations	52,945,139	(91,467,214)
Distributions to shareholders from net investment income	(1,354,216)	(1,724,173)
Share transactions - net increase (decrease)	(91,318,552)	(96,420,869)
Redemption fees	20,838	36,637
Total increase (decrease) in net assets	(39,706,791)	(189,575,619)

Net Assets
Beginning of period	559,545,596	749,121,215
End of period (including undistributed net investment income of $849,010 and undistributed net investment income of $99,438, respectively)	$ 519,838,805	$ 559,545,596

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.83	$ 20.45	$ 18.29	$ 17.49	$ 18.74
Income from Investment Operations
Net investment income (loss) C	.16	.12	.15	.15	.12
Net realized and unrealized gain (loss)	2.07	(2.60)	2.20	.73	(.31)
Total from investment operations	2.23	(2.48)	2.35	.88	(.19)
Distributions from net investment income	(.08)	(.14)	(.19)	(.09)	(.06)
Distributions from net realized gain	-	-	-	-	(1.01)
Total distributions	(.08)	(.14)	(.19)	(.09)	(1.07)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 19.98	$ 17.83	$ 20.45	$ 18.29	$ 17.49
Total Return A, B	12.57%	(12.16)%	12.86%	5.12%	.69%
Ratios to Average Net Assets D
Expenses before expense reductions	1.31%	1.27%	1.20%	1.25%	1.24%
Expenses net of voluntary waivers, if any	1.31%	1.27%	1.20%	1.25%	1.24%
Expenses net of all reductions	1.27%	1.23%	1.18%	1.22%	1.23%
Net investment income (loss)	.89%	.60%	.77%	.92%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,255	$ 60,475	$ 78,115	$ 48,088	$ 27,440
Portfolio turnover rate	60%	125%	110%	73%	38%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.77	$ 20.38	$ 18.21	$ 17.42	$ 18.66
Income from Investment Operations
Net investment income (loss) C	.12	.07	.11	.12	.09
Net realized and unrealized gain (loss)	2.07	(2.59)	2.19	.71	(.30)
Total from investment operations	2.19	(2.52)	2.30	.83	(.21)
Distributions from net investment income	(.06)	(.09)	(.13)	(.05)	(.03)
Distributions from net realized gain	-	-	-	-	(1.01)
Total distributions	(.06)	(.09)	(.13)	(.05)	(1.04)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 19.90	$ 17.77	$ 20.38	$ 18.21	$ 17.42
Total Return A, B	12.37%	(12.39)%	12.64%	4.84%	.53%
Ratios to Average Net Assets D
Expenses before expense reductions	1.53%	1.49%	1.43%	1.47%	1.47%
Expenses net of voluntary waivers, if any	1.53%	1.49%	1.43%	1.47%	1.47%
Expenses net of all reductions	1.49%	1.45%	1.41%	1.44%	1.46%
Net investment income (loss)	.67%	.38%	.54%	.70%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,238	$ 169,429	$ 234,268	$ 179,862	$ 123,361
Portfolio turnover rate	60%	125%	110%	73%	38%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.50	$ 20.08	$ 17.95	$ 17.21	$ 18.52
Income from Investment Operations
Net investment income (loss) C	.03	(.03)	- E	.03	- E
Net realized and unrealized gain (loss)	2.03	(2.55)	2.16	.70	(.29)
Total from investment operations	2.06	(2.58)	2.16	.73	(.29)
Distributions from net investment income	(.03)	-	(.03)	-	(.02)
Distributions from net realized gain	-	-	-	-	(1.01)
Total distributions	(.03)	-	(.03)	-	(1.03)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 19.53	$ 17.50	$ 20.08	$ 17.95	$ 17.21
Total Return A, B	11.80%	(12.85)%	12.03%	4.30%	.05%
Ratios to Average Net Assets D
Expenses before expense reductions	2.03%	2.01%	1.96%	2.01%	1.99%
Expenses net of voluntary waivers, if any	2.03%	2.01%	1.96%	2.01%	1.99%
Expenses net of all reductions	1.99%	1.97%	1.94%	1.98%	1.98%
Net investment income (loss)	.17%	(.14)%	.01%	.16%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,373	$ 206,460	$ 269,612	$ 150,880	$ 94,072
Portfolio turnover rate	60%	125%	110%	73%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 20.05	$ 17.96	$ 17.24	$ 18.56
Income from Investment Operations
Net investment income (loss) C	.04	(.02)	.01	.03	- E
Net realized and unrealized gain (loss)	2.03	(2.54)	2.15	.70	(.29)
Total from investment operations	2.07	(2.56)	2.16	.73	(.29)
Distributions from net investment income	(.03)	-	(.07)	(.02)	(.03)
Distributions from net realized gain	-	-	-	-	(1.01)
Total distributions	(.03)	-	(.07)	(.02)	(1.04)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 19.53	$ 17.49	$ 20.05	$ 17.96	$ 17.24
Total Return A, B	11.86%	(12.77)%	12.03%	4.30%	.07%
Ratios to Average Net Assets D
Expenses before expense reductions	1.99%	1.96%	1.92%	1.96%	1.95%
Expenses net of voluntary waivers, if any	1.99%	1.96%	1.92%	1.96%	1.95%
Expenses net of all reductions	1.95%	1.92%	1.90%	1.93%	1.94%
Net investment income (loss)	.22%	(.09)%	.05%	.21%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,434	$ 107,899	$ 149,160	$ 83,078	$ 36,552
Portfolio turnover rate	60%	125%	110%	73%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 20.59	$ 18.39	$ 17.60	$ 18.80
Income from Investment Operations
Net investment income (loss) B	.24	.19	.22	.21	.18
Net realized and unrealized gain (loss)	2.09	(2.62)	2.22	.72	(.30)
Total from investment operations	2.33	(2.43)	2.44	.93	(.12)
Distributions from net investment income	(.11)	(.21)	(.24)	(.15)	(.08)
Distributions from net realized gain	-	-	-	-	(1.01)
Total distributions	(.11)	(.21)	(.24)	(.15)	(1.09)
Redemption fees added to paid in capital B	- D	- D	- D	.01	.01
Net asset value, end of period	$ 20.17	$ 17.95	$ 20.59	$ 18.39	$ 17.60
Total Return A	13.07%	(11.84)%	13.29%	5.40%	1.12%
Ratios to Average Net Assets C
Expenses before expense reductions	.88%	.89%	.87%	.90%	.93%
Expenses net of voluntary waivers, if any	.88%	.89%	.87%	.90%	.93%
Expenses net of all reductions	.84%	.85%	.84%	.87%	.92%
Net investment income (loss)	1.32%	.98%	1.10%	1.27%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,539	$ 15,283	$ 17,966	$ 9,749	$ 11,956
Portfolio turnover rate	60%	125%	110%	73%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders

es are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 88,098,988	|
Unrealized depreciation	(9,836,086)
Net unrealized appreciation (depreciation)	78,262,902
Undistributed ordinary income	847,129
Capital loss carryforward	(23,103,348)

Cost for federal income tax purposes	$ 444,076,724

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 1,354,216	$ 1,724,173

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 149,130	$ 188	$ 11,876
Class T	.27%	.25%	788,545	2,908	32,529
Class B	.75%	.25%	1,855,162	1,391,458	-
Class C	.75%	.25%	948,458	53,875	-
			$ 3,741,295	$ 1,448,429	$ 44,405

Financial Services

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18,425
Class T	14,183
Class B*	710,319
Class C*	9,641
$ 752,568

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 216,172.39
Class T	548,284.36
Class B	718,421.39
Class C	324,458.34
Institutional Class	31,964.23
	$ 1,839,299

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,139 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 153,017
Class A	11,876	-
Class T	32,529	-
	$ 44,405	$ 153,017

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2003	2002
From net investment income
Class A	$ 252,487	$ 525,686
Class T	523,447	996,103
Class B	326,913	-
Class C	167,726	-
Institutional Class	83,643	202,384
Total	$ 1,354,216	$ 1,724,173

Financial Services

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2003	2002	2003	2002
Class A
Shares sold	466,106	826,333	$ 8,361,698	$ 16,041,934
Reinvestment of distributions	12,924	25,062	225,396	468,130
Shares redeemed	(1,005,991)	(1,278,731)	(17,596,177)	(24,341,613)
Net increase (decrease)	(526,961)	(427,336)	$ (9,009,083)	$ (7,831,549)
Class T
Shares sold	786,561	1,627,023	$ 14,027,178	$ 31,431,541
Reinvestment of distributions	27,729	48,883	482,206	911,808
Shares redeemed	(2,445,445)	(3,637,246)	(42,791,925)	(68,303,312)
Net increase (decrease)	(1,631,155)	(1,961,340)	$ (28,282,541)	$ (35,959,963)
Class B
Shares sold	669,921	1,693,698	$ 11,895,054	$ 32,479,422
Reinvestment of distributions	15,797	-	270,445	-
Shares redeemed	(2,581,642)	(3,326,341)	(44,031,477)	(61,510,110)
Net increase (decrease)	(1,895,924)	(1,632,643)	$ (31,865,978)	$ (29,030,688)
Class C
Shares sold	411,834	1,025,625	$ 7,357,880	$ 19,483,057
Reinvestment of distributions	7,556	-	129,283	-
Shares redeemed	(1,598,865)	(2,294,067)	(27,368,101)	(42,780,187)
Net increase (decrease)	(1,179,475)	(1,268,442)	$ (19,880,938)	$ (23,297,130)
Institutional Class
Shares sold	104,118	368,886	$ 1,915,337	$ 7,257,261
Reinvestment of distributions	3,152	5,884	55,316	110,481
Shares redeemed	(237,964)	(395,694)	(4,250,665)	(7,669,281)
Net increase (decrease)	(130,694)	(20,924)	$ (2,280,012)	$ (301,539)

Annual Report

Advisor Health Care Fund - Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the life of fund total returns for Class A and Class B would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 year	Life of fundA
Class A (incl. 5.75% sales charge)	4.41%	2.62%	10.78%
Class T (incl. 3.50% sales charge)	6.68%	2.86%	10.88%
Class B (incl. contingent deferred sales charge) B	5.03%	2.72%	10.91%
Class C (incl. contingent deferred sales charge) C	9.08%	3.13%	10.91%

A From September 3, 1996

B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares' 12-1 fee been reflected, returns prior to March 3, 1997 would have been lower.

Contingent deferred sales charges included in total returns table above:

Periods ended July 31, 2003	Past 1 year	Past 5 years	Life of fund
Class B	5.00%	2.00%	0%
Class C	1.00%	0%	0%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care Fund - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Steven Calhoun, Portfolio Manager of Fidelity Advisor Health Care Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

For the 12-month period that ended July 31, 2003, the fund's Class A, Class T, Class B and Class C shares gained 10.78%, 10.55%, 10.03% and 10.08%, respectively. During the same period, the Goldman Sachs Health Care Index returned 14.98%, while the Standard & Poor's 500 Index returned 10.64%. The medical technology group, particularly St. Jude Medical and Boston Scientific, helped the fund's performance. In the case of St. Jude Medical, Implantable Cardioverter Defibrillators, which are designed to reduce the risk of heart attacks by controlling irregular heart rhythms, drove performance. Boston Scientific's stock gained on its expected drug-coated stent product launch. On the negative side, hospital company Tenet Healthcare's legal and regulatory troubles were reflected in the stock's poor performance. Pharmaceutical company Schering-Plough suffered over concerns about the transition of some of its name-brand drugs to the generic market. Underweighting the biotechnology industry also hurt returns as the group outperformed the rest of the health care market during the past six months.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Health Care Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
Johnson & Johnson	10.2
Pfizer, Inc.	8.0
Merck & Co., Inc.	7.9
Amgen, Inc.	6.0
Medtronic, Inc.	5.5
Abbott Laboratories	5.5
St. Jude Medical, Inc.	4.8
Wyeth	4.4
Genentech, Inc.	4.1
UnitedHealth Group, Inc.	3.1
59.5
Top Industries as of July 31, 2003
% of fund's net assets
Pharmaceuticals	51.0%
Health Care Equipment & Supplies	20.3%
Biotechnology	14.5%
Health Care Providers & Services	13.1%
All Others*	1.1%

* Includes short-term investments and net other assets.

Annual Report

Annual Report

Advisor Health Care Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 14.5%
Alkermes, Inc. (a)	268,200	$ 3,540,240
Amgen, Inc. (a)	746,000	51,906,680
Cephalon, Inc. (a)	53,800	2,688,924
Genentech, Inc. (a)	441,200	35,626,900
Geneprot, Inc. (d)	43,000	150,500
Genzyme Corp. - General Division (a)	147,500	7,439,900
Gilead Sciences, Inc. (a)	134,200	9,159,150
ImClone Systems, Inc. (a)	75,200	3,144,864
MedImmune, Inc. (a)	225,530	8,838,521
Neurocrine Biosciences, Inc. (a)	50,800	2,726,944
TOTAL BIOTECHNOLOGY		125,222,623
HEALTH CARE EQUIPMENT & SUPPLIES - 20.3%
Alcon, Inc.	368,000	18,756,960
Baxter International, Inc.	903,500	24,945,635
Biomet, Inc.	340,175	10,072,582
Boston Scientific Corp. (a)	149,900	9,478,177
Edwards Lifesciences Corp. (a)	315,300	8,904,072
Guidant Corp.	93,800	4,429,236
Hillenbrand Industries, Inc.	86,800	4,729,732
Medtronic, Inc.	930,496	47,920,544
Novoste Corp. (c)	12,500	60,750
Smith & Nephew PLC sponsored ADR	83,500	5,176,165
St. Jude Medical, Inc. (a)	768,100	41,208,565
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		175,682,418
HEALTH CARE PROVIDERS & SERVICES - 13.1%
Aetna, Inc.	298,160	18,372,619
AmerisourceBergen Corp.	120,400	7,596,036
Cardinal Health, Inc.	338,900	18,554,775
HCA, Inc.	137,600	4,850,400
Health Management Associates, Inc. Class A	252,100	5,034,437
Health Net, Inc. (a)	135,300	4,646,202
Laboratory Corp. of America Holdings (a)	302,200	9,600,894
McKesson Corp.	237,856	7,673,235
Quest Diagnostics, Inc. (a)	166,500	9,950,040
UnitedHealth Group, Inc.	522,300	27,206,607
TOTAL HEALTH CARE PROVIDERS & SERVICES		113,485,245
PHARMACEUTICALS - 51.0%
Abbott Laboratories	1,205,820	47,328,435
Allergan, Inc.	117,400	9,448,352
Altana AG sponsored ADR	76,700	4,736,225
Angiotech Pharmaceuticals, Inc. (a)	380,910	16,853,368
Barr Laboratories, Inc. (a)	76,700	5,181,085
Biovail Corp. (a)	411,370	15,821,923
Eli Lilly & Co.	384,800	25,335,232
Forest Laboratories, Inc. (a)	132,400	6,339,312

	Shares	Value (Note 1)
Johnson & Johnson	1,694,762	$ 87,771,724
Merck & Co., Inc.	1,243,100	68,718,568
Mylan Laboratories, Inc.	157,800	5,328,906
Novartis AG sponsored ADR	225,500	8,702,045
Pfizer, Inc.	2,079,920	69,386,131
Schering-Plough Corp.	1,502,600	25,514,148
Sepracor, Inc. (a)	60,100	1,457,425
Teva Pharmaceutical Industries Ltd. sponsored ADR	38,100	2,184,654
Watson Pharmaceuticals, Inc. (a)	60,100	2,400,394
Wyeth	838,920	38,237,974
TOTAL PHARMACEUTICALS		440,745,901
TOTAL COMMON STOCKS (Cost $781,787,354)		855,136,187
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 1.12% (b)	13,120,494	13,120,494
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	6,441,300	6,441,300
TOTAL MONEY MARKET FUNDS (Cost $19,561,794)		19,561,794
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $801,349,148)	874,697,981
NET OTHER ASSETS - (1.2)%	(10,045,538)
NET ASSETS - 100%	$ 864,652,443
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $60,750 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc.	7/7/00	$ 236,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $994,252,355 and $1,097,593,050, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $43,377 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,500 or 0.0% of net assets.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $92,069,000 of which $78,668,000 and $13,401,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Health Care

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $6,107,269) (cost $801,349,148) - See accompanying schedule		$ 874,697,981
Receivable for investments sold		11,266,721
Receivable for fund shares sold		471,896
Dividends receivable		603,842
Interest receivable		10,660
Redemption fees receivable		647
Other receivables		2,355
Total assets		887,054,102
Liabilities
Payable for investments purchased	$ 13,122,474
Payable for fund shares redeemed	1,688,485
Accrued management fee	426,136
Distribution fees payable	530,758
Other payables and accrued expenses	192,506
Collateral on securities loaned, at value	6,441,300
Total liabilities		22,401,659
Net Assets		$ 864,652,443
Net Assets consist of:
Paid in capital		$ 903,836,438
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(112,538,891)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		73,354,896
Net Assets		$ 864,652,443
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,692,326 ÷ 5,941,858 shares)		$ 18.29
Maximum offering price per share (100/94.25 of $18.29)		$ 19.41
Class T: Net Asset Value and redemption price per share ($264,114,675 ÷ 14,645,105 shares)		$ 18.03
Maximum offering price per share (100/96.50 of $18.03)		$ 18.68
Class B: Net Asset Value and offering price per share ($317,905,889 ÷ 18,214,937 shares) A		$ 17.45
Class C: Net Asset Value and offering price per share ($150,575,819 ÷ 8,617,884 shares) A		$ 17.47
Institutional: Net Asset Value, offering price and redemption price per share ($23,363,734 ÷ 1,257,765 shares)		$ 18.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 10,344,168
Interest		265,270
Security lending		52,692
Total income		10,662,130
Expenses
Management fee	$ 4,973,394
Transfer agent fees	3,473,660
Distribution fees	6,339,740
Accounting and security lending fees	243,844
Non-interested trustees' compensation	3,388
Custodian fees and expenses	20,073
Registration fees	29,152
Audit	46,265
Legal	6,681
Miscellaneous	44,060
Total expenses before reductions	15,180,257
Expense reductions	(624,704)	14,555,553
Net investment income (loss)		(3,893,423)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	13,769,161
Foreign currency transactions	(3,903)
Total net realized gain (loss)		13,765,258
Change in net unrealized appreciation (depreciation) on: Investment securities	71,498,119
Assets and liabilities in foreign currencies	6,042
Total change in net unrealized appreciation (depreciation)		71,504,161
Net gain (loss)		85,269,419
Net increase (decrease) in net assets resulting from operations		$ 81,375,996

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Health Care Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,893,423)	$ (7,853,782)
Net realized gain (loss)	13,765,258	(63,763,508)
Change in net unrealized appreciation (depreciation)	71,504,161	(172,425,294)
Net increase (decrease) in net assets resulting from operations	81,375,996	(244,042,584)
Share transactions - net increase (decrease)	(125,179,240)	(99,168,836)
Redemption fees	65,218	110,376
Total increase (decrease) in net assets	(43,738,026)	(343,101,044)

Net Assets
Beginning of period	908,390,469	1,251,491,513
End of period	$ 864,652,443	$ 908,390,469

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 20.41	$ 22.02	$ 18.52	$ 16.70
Income from Investment Operations
Net investment income (loss) C	-E	(.04)	.01	.01	-E
Net realized and unrealized gain (loss)	1.78	(3.86)	(.50)	3.89	2.20
Total from investment operations	1.78	(3.90)	(.49)	3.90	2.20
Distributions from net realized gain	-	-	(1.12)	(.41)	(.39)
Redemption fees added to paid in capital C	-E	-E	-E	.01	.01
Net asset value, end of period	$ 18.29	$ 16.51	$ 20.41	$ 22.02	$ 18.52
Total Return A,B	10.78%	(19.11)%	(2.50)%	21.44%	13.80%
Ratios to Average Net Assets D
Expenses before expense reductions	1.34%	1.29%	1.19%	1.20%	1.23%
Expenses net of voluntary waivers, if any	1.34%	1.29%	1.19%	1.20%	1.23%
Expenses net of all reductions	1.27%	1.24%	1.17%	1.18%	1.21%
Net investment income (loss)	(.01)%	(.23)%	.05%	.07%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,692	$ 103,292	$ 136,304	$ 108,248	$ 66,142
Portfolio turnover rate	120%	167%	71%	51%	98%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 20.22	$ 21.87	$ 18.40	$ 16.61
Income from Investment Operations
Net investment income (loss) C	(.04)	(.09)	(.04)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.76	(3.82)	(.49)	3.86	2.19
Total from investment operations	1.72	(3.91)	(.53)	3.83	2.15
Distributions from net realized gain	-	-	(1.12)	(.37)	(.37)
Redemption fees added to paid in capital C	-E	-E	-E	.01	.01
Net asset value, end of period	$ 18.03	$ 16.31	$ 20.22	$ 21.87	$ 18.40
Total Return A,B	10.55%	(19.34)%	(2.71)%	21.16%	13.54%
Ratios to Average Net Assets D
Expenses before expense reductions	1.59%	1.52%	1.43%	1.42%	1.46%
Expenses net of voluntary waivers, if any	1.59%	1.52%	1.43%	1.42%	1.46%
Expenses net of all reductions	1.51%	1.47%	1.41%	1.40%	1.43%
Net investment income (loss)	(.26)%	(.46)%	(.18)%	(.15)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 264,115	$ 274,243	$ 383,643	$ 361,351	$ 248,442
Portfolio turnover rate	120%	167%	71%	51%	98%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.86	$ 19.76	$ 21.50	$ 18.16	$ 16.47
Income from Investment Operations
Net investment income (loss)C	(.12)	(.18)	(.14)	(.13)	(.13)
Net realized and unrealized gain (loss)	1.71	(3.72)	(.48)	3.80	2.17
Total from investment operations	1.59	(3.90)	(.62)	3.67	2.04
Distributions from net realized gain	-	-	(1.12)	(.34)	(.36)
Redemption fees added to paid in capitalC	- E	- E	- E	.01	.01
Net asset value, end of period	$ 17.45	$ 15.86	$ 19.76	$ 21.50	$ 18.16
Total ReturnA,B	10.03%	(19.74)%	(3.20)%	20.53%	12.96%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.05%	2.02%	1.95%	1.94%	1.98%
Expenses net of voluntary waivers, if any	2.05%	2.02%	1.95%	1.94%	1.98%
Expenses net of all reductions	1.98%	1.98%	1.93%	1.93%	1.96%
Net investment income (loss)	(.73)%	(.97)%	(.70)%	(.68)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 317,906	$ 334,056	$ 456,851	$ 366,413	$ 225,441
Portfolio turnover rate	120%	167%	71%	51%	98%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per--share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 19.76	$ 21.50	$ 18.17	$ 16.49
Income from Investment Operations
Net investment income (loss)C	(.11)	(.17)	(.14)	(.12)	(.12)
Net realized and unrealized gain (loss)	1.71	(3.72)	(.48)	3.80	2.17
Total from investment operations	1.60	(3.89)	(.62)	3.68	2.05
Distributions from net realized gain	-	-	(1.12)	(.36)	(.38)
Redemption fees added to paid in capitalC	-E	-E	-E	.01	.01
Net asset value, end of period	$ 17.47	$ 15.87	$ 19.76	$ 21.50	$ 18.17
Total ReturnA,B	10.08%	(19.69)%	(3.20)%	20.59%	13.04%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.00%	1.97%	1.91%	1.91%	1.95%
Expenses net of voluntary waivers, if any	2.00%	1.97%	1.91%	1.91%	1.95%
Expenses net of all reductions	1.92%	1.93%	1.89%	1.89%	1.92%
Net investment income (loss)	(.67)%	(.92)%	(.66)%	(.64)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,576	$ 160,877	$ 229,494	$ 183,264	$ 109,372
Portfolio turnover rate	120%	167%	71%	51%	98%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 16.70	$ 20.58	$ 22.13	$ 18.59	$ 16.73
Income from Investment Operations
Net investment income (loss)B	.06	.02	.07	.07	.05
Net realized and unrealized gain (loss)	1.82	(3.90)	(.50)	3.90	2.21
Total from investment operations	1.88	(3.88)	(.43)	3.97	2.26
Distributions from net investment income	-	-	-	(.03)	-
Distributions from net realized gain	-	-	(1.12)	(.41)	(.41)
Total distributions	-	-	(1.12)	(.44)	(.41)
Redemption fees added to paid in capitalB	-D	-D	-D	.01	.01
Net asset value, end of period	$ 18.58	$ 16.70	$ 20.58	$ 22.13	$ 18.59
Total ReturnA	11.26%	(18.85)%	(2.21)%	21.77%	14.17%
Ratios to Average Net AssetsC
Expenses before expense reductions	.96%	.95%	.91%	.93%	.97%
Expenses net of voluntary waivers, if any	.96%	.95%	.91%	.93%	.97%
Expenses net of all reductions	.88%	.90%	.89%	.92%	.95%
Net investment income (loss)	.37%	.11%	.33%	.33%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,364	$ 35,923	$ 45,200	$ 40,320	$ 33,540
Portfolio turnover rate	120%	167%	71%	51%	98%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 90,557,915
Unrealized depreciation	(37,673,393)
Net unrealized appreciation (depreciation)	52,884,522
Capital loss carryforward	(92,068,501)

Cost for federal income tax purposes	$ 821,813,459

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.04%	.25%	$ 296,638	$ 165	$ 42,420
Class T	.29%	.25%	1,401,880	8.938	108,730
Class B	.75%	.25%	3,139,923	2,355,113	-
Class C	.75%	.25%	1,501,299	104,464	-
			$ 6,339,740	$ 2,468,680	$ 151,150

Health Care

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 40,215
Class T	37,748
Class B*	1,154,187
Class C*	15,844
$ 1,247,994

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 424,664.42
Class T	1,077,120.42
Class B	1,331,499.42
Class C	553,491.37
Institutional Class	86,886.33
	$ 3,473,660

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $264,748 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 473,554
Class A	42,420	-
Class T	108,730	-
	$ 151,150	$ 473,554

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended July 31,		Dollars Years ended July 31,
	2003	2002	2003	2002
Class A
Shares sold	1,203,411	1,803,778	$ 20,267,921	$ 34,895,741
Shares redeemed	(1,518,948)	(2,224,418)	(25,469,009)	(41,517,353)
Net increase (decrease)	(315,537)	(420,640)	$ (5,201,088)	$ (6,621,612)
Class T
Shares sold	1,868,517	3,546,811	$ 31,251,267	$ 67,960,812
Shares redeemed	(4,033,622)	(5,711,512)	(66,788,799)	(104,123,285)
Net increase (decrease)	(2,165,105)	(2,164,701)	$ (35,537,532)	$ (36,162,473)
Class B
Shares sold	1,399,903	3,374,262	$ 22,699,963	$ 63,623,658
Shares redeemed	(4,244,862)	(5,437,068)	(67,782,071)	(95,577,303)
Net increase (decrease)	(2,844,959)	(2,062,806)	$ (45,082,108)	$ (31,953,645)
Class C
Shares sold	882,963	1,741,205	$ 14,326,120	$ 32,664,595
Shares redeemed	(2,401,732)	(3,219,274)	(38,459,329)	(57,077,533)
Net increase (decrease)	(1,518,769)	(1,478,069)	$ (24,133,209)	$ (24,412,938)
Institutional Class
Shares sold	185,023	929,459	$ 3,143,586	$ 18,501,044
Shares redeemed	(1,078,595)	(974,771)	(18,368,889)	(18,519,212)
Net increase (decrease)	(893,572)	(45,312)	$ (15,225,303)	$ (18,168)

Health Care

Advisor Natural Resources Fund - Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the past ten years' total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 year	Past 10 years
Class A (incl. 5.75% sales charge) A	0.91%	4.36%	7.31%
Class T (incl. 3.50% sales charge)	3.17%	4.66%	7.47%
Class B (incl. contingent deferred sales charge)B	1.29%	4.50%	7.36%
Class C (incl. contingent deferred sales charge)C	5.37%	4.88%	7.35%

A Class A's 12b-1 fee may range over time between 0.25% and 0.35%, as an amount of brokerage commissions equivalent to up to 0.10% of the class's average net assets may be used to promote the sale of class shares. The initial offering of Class A shares took place on September 3, 1996. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996).

B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on July 3, 1995. Returns prior to July 3, 1995 are those of Class T and reflect a 0.65% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between July 3, 1995 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T and reflect a 0.65% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower.

Contingent deferred sales charges included in total returns table above:

Periods ended July 31, 2003	Past 1 year	Past 5 years	Past 10 years
Class B	5.00%	2.00%	0%
Class C	1.00%	0%	0%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Class T on July 31, 1993, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Pratima Abichandani, Portfolio Manager of Fidelity Advisor Natural Resources Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

For the 12 months ending July 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 7.07%, 6.91%, 6.29% and 6.37%, respectively. Those results were about in line with the 6.64% return of the Goldman Sachs Natural Resources Index but trailed the S&P 500. Both stock selection and an underweighting in the integrated oil and gas industry helped our returns versus the Goldman Sachs index. On the negative side, the fund's performance was limited by an underweighting and poor security selection in exploration and production stocks. Metals producer Freeport-McMoRan Copper & Gold was our best relative contributor, as I overweighted it and the stock gained approximately 77% during the period. Gold mining stock Newmont Mining also boosted our results, buoyed by ongoing unrest in the Middle East and a relatively weak U.S. dollar. Oil services stock Weatherford International was our largest detractor compared with the Goldman Sachs index. In July 2003, the company announced that its second quarter profit fell by 26%. Another energy services holding, Halliburton, also detracted from performance. In this case, however, we were hurt by underweighting the stock compared with the benchmark, as Halliburton returned to profitability in the second quarter of 2003.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Natural Resources Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
BP PLC sponsored ADR	8.1
ChevronTexaco Corp.	6.7
ConocoPhillips	5.6
Exxon Mobil Corp.	4.7
Schlumberger Ltd. (NY Shares)	4.3
Alcoa, Inc.	3.7
Royal Dutch Petroleum Co. (NY Shares)	3.6
Newmont Mining Corp. Holding Co.	3.3
Occidental Petroleum Corp.	3.3
International Paper Co.	2.9
46.2
Top Industries as of July 31, 2003
% of fund's net assets
Oil & Gas	54.6%
Energy Equipment & Services	22.3%
Metals & Mining	12.3%
Paper & Forest Products	6.7%
Containers & Packaging	1.7%
All Others*	2.4%

* Includes short-term investments and net other assets.

Annual Report

Advisor Natural Resources Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
CHEMICALS - 0.2%
Olin Corp.	22,200	$ 414,696
CONTAINERS & PACKAGING - 1.7%
Packaging Corp. of America (a)	67,400	1,273,860
Pactiv Corp. (a)	20,500	404,875
Smurfit-Stone Container Corp. (a)	184,087	2,755,782
TOTAL CONTAINERS & PACKAGING		4,434,517
ENERGY EQUIPMENT & SERVICES - 22.3%
Baker Hughes, Inc.	157,850	4,958,069
BJ Services Co. (a)	87,900	3,010,575
Cal Dive International, Inc. (a)	13,700	271,260
Cooper Cameron Corp. (a)	12,600	602,406
Diamond Offshore Drilling, Inc.	55,700	1,083,922
ENSCO International, Inc.	158,700	3,978,609
GlobalSantaFe Corp.	113,066	2,515,719
Grant Prideco, Inc. (a)	130,800	1,406,100
Grey Wolf, Inc. (a)	105,200	371,356
Halliburton Co.	83,600	1,853,412
Helmerich & Payne, Inc.	200	5,350
Maverick Tube Corp. (a)	13,300	219,450
Nabors Industries Ltd. (a)	67,100	2,402,180
National-Oilwell, Inc. (a)	80,800	1,486,720
Noble Corp. (a)	41,500	1,364,105
Patterson-UTI Energy, Inc. (a)	16,300	449,880
Precision Drilling Corp. (a)	29,000	1,055,071
Pride International, Inc. (a)	111,700	1,840,816
Rowan Companies, Inc. (a)	111,500	2,447,425
Schlumberger Ltd. (NY Shares)	239,900	10,812,293
Smith International, Inc. (a)	152,000	5,447,680
Tidewater, Inc.	24,200	646,140
Transocean, Inc. (a)	37,000	724,090
Varco International, Inc. (a)	73,800	1,275,264
Weatherford International Ltd. (a)	157,500	5,712,525
Willbros Group, Inc. (a)	42,600	406,830
TOTAL ENERGY EQUIPMENT & SERVICES		56,347,247
GAS UTILITIES - 1.4%
Kinder Morgan, Inc.	47,900	2,562,650
Southwestern Energy Co. (a)	22,700	345,040
TransCanada Corp.	42,600	769,167
TOTAL GAS UTILITIES		3,676,857
METALS & MINING - 12.3%
Alcan, Inc.	131,200	4,573,311
Alcoa, Inc.	337,900	9,383,483
Freeport-McMoRan Copper & Gold, Inc. Class B	187,097	5,012,329

	Shares	Value (Note 1)
Goldcorp, Inc.	136,300	$ 1,655,210
Newmont Mining Corp. Holding Co.	232,100	8,378,810
Phelps Dodge Corp. (a)	30,200	1,274,138
Rio Tinto PLC sponsored ADR	6,000	507,900
Steel Dynamics, Inc. (a)	19,600	295,960
TOTAL METALS & MINING		31,081,141
MULTI-UTILITIES & UNREGULATED POWER - 0.5%
AES Corp. (a)	188,000	1,182,520
OIL & GAS - 54.6%
Anadarko Petroleum Corp.	53,500	2,343,300
Apache Corp.	103,220	6,395,511
BP PLC sponsored ADR	491,648	20,427,972
Burlington Resources, Inc.	124,600	5,752,782
Chesapeake Energy Corp.	182,300	1,744,611
ChevronTexaco Corp.	233,918	16,867,827
ConocoPhillips	272,399	14,257,364
Devon Energy Corp.	125,751	5,956,825
EnCana Corp.	194,932	6,749,035
EOG Resources, Inc.	83,200	3,226,496
Exxon Mobil Corp.	334,660	11,907,203
Kerr-McGee Corp.	390	17,160
Murphy Oil Corp.	17,800	878,964
Noble Energy, Inc.	14,100	514,650
Occidental Petroleum Corp.	255,200	8,342,488
Petro-Canada	116,800	4,490,644
Pioneer Natural Resources Co. (a)	101,300	2,431,200
Pogo Producing Co.	40,100	1,696,230
Premcor, Inc. (a)	43,800	955,278
Royal Dutch Petroleum Co. (NY Shares)	211,900	9,234,602
Sunoco, Inc.	69,500	2,571,500
Talisman Energy, Inc.	98,600	4,241,766
Tom Brown, Inc. (a)	15,700	397,995
Total SA sponsored ADR	18,100	1,332,160
Valero Energy Corp.	77,300	2,813,720
XTO Energy, Inc.	69,066	1,332,974
YUKOS Corp. sponsored ADR	20,800	967,200
TOTAL OIL & GAS		137,847,457
PAPER & FOREST PRODUCTS - 6.7%
Boise Cascade Corp.	11,100	275,169
Bowater, Inc.	28,300	1,090,116
Domtar, Inc.	59,500	635,684
Georgia-Pacific Corp.	102,700	2,243,995
International Paper Co.	189,200	7,401,504
MeadWestvaco Corp.	73,337	1,775,489
Slocan Forest Products Ltd. (a)	2,000	11,823
Weyerhaeuser Co.	60,800	3,422,432
TOTAL PAPER & FOREST PRODUCTS		16,856,212
TOTAL COMMON STOCKS (Cost $238,788,232)		251,840,647
Money Market Funds - 2.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.12% (b)	941,674	$ 941,674
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	4,923,400	4,923,400
TOTAL MONEY MARKET FUNDS (Cost $5,865,074)		5,865,074
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $244,653,306)	257,705,721
NET OTHER ASSETS - (2.0)%	(5,130,251)
NET ASSETS - 100%	$ 252,575,470
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $103,965,168 and $140,972,064, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,607 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.5%
Canada	9.7
United Kingdom	8.3
Netherlands Antilles	4.3
Netherlands	3.6
Cayman Islands	1.5
Others (individually less than 1%)	1.1
100.0%
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $29,762,000 of which $15,940,000 and $13,822,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $2,973,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

Class A, Class T and Institutional Class each designate 100% of the dividends distributed in September 2002 as qualifying for the dividends-received deduction for corporate shareholders. In addition, Class A, Class T and Institutional Class each designate 100% of the dividends distributed in December 2002 as qualifying for the dividends-received deduction for corporate shareholders.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Advisor Natural Resources Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $4,743,758) (cost $244,653,306) - See accompanying schedule		$ 257,705,721
Cash		5,766
Receivable for fund shares sold		161,967
Dividends receivable		388,616
Interest receivable		329
Redemption fees receivable		43
Other receivables		1,990
Total assets		258,264,432

Liabilities
Payable for fund shares redeemed	$ 414,781
Accrued management fee	123,772
Distribution fees payable	131,072
Other payables and accrued expenses	95,937
Collateral on securities loaned, at value	4,923,400
Total liabilities		5,688,962

Net Assets		$ 252,575,470
Net Assets consist of:
Paid in capital		$ 273,788,329
Undistributed net investment income		481,755
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(34,746,790)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,052,176
Net Assets		$ 252,575,470
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,797,590 ÷ 1,006,709 shares)		$ 21.65
Maximum offering price per share (100/94.25 of $21.65)		$ 22.97
Class T: Net Asset Value and redemption price per share ($155,248,639 ÷ 7,067,637 shares)		$ 21.97
Maximum offering price per share (100/96.50 of $21.97)		$ 22.77
Class B: Net Asset Value and offering price per share ($50,832,678 ÷ 2,388,668 shares) A		$ 21.28
Class C: Net Asset Value and offering price per share ($22,044,447 ÷ 1,030,887 shares) A		$ 21.38
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,652,116 ÷ 120,397 shares)		$ 22.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 4,937,174
Interest		153,706
Security lending		34,812
Total income		5,125,692

Expenses
Management fee	$ 1,533,644
Transfer agent fees	891,381
Distribution fees	1,647,743
Accounting and security lending fees	99,287
Non-interested trustees' compensation	1,024
Custodian fees and expenses	16,044
Registration fees	50,586
Audit	45,806
Legal	2,049
Miscellaneous	9,098
Total expenses before reductions	4,296,662
Expense reductions	(92,456)	4,204,206
Net investment income (loss)		921,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,246,783)
Foreign currency transactions	19,402
Total net realized gain (loss)		(8,227,381)
Change in net unrealized appreciation (depreciation) on: Investment securities	23,378,842
Assets and liabilities in foreign currencies	(333)
Total change in net unrealized appreciation (depreciation)		23,378,509
Net gain (loss)		15,151,128
Net increase (decrease) in net assets resulting from operations		$ 16,072,614

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Natural Resources Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 921,486	$ 1,157,210
Net realized gain (loss)	(8,227,381)	(23,809,660)
Change in net unrealized appreciation (depreciation)	23,378,509	(41,159,319)
Net increase (decrease) in net assets resulting from operations	16,072,614	(63,811,769)
Distributions to shareholders from net investment income	(648,436)	(1,280,685)
Distributions to shareholders from net realized gain	-	(24,564,112)
Total distributions	(648,436)	(25,844,797)
Share transactions - net increase (decrease)	(47,333,823)	(20,737,801)
Redemption fees	26,765	38,784
Total increase (decrease) in net assets	(31,882,880)	(110,355,583)

Net Assets
Beginning of period	284,458,350	394,813,933
End of period (including undistributed net investment income of $481,755 and undistributed net investment income of $189,304, respectively)	$ 252,575,470	$ 284,458,350

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.33	$ 26.42	$ 24.07	$ 21.98	$ 18.94
Income from Investment Operations
Net investment income (loss) C	.13	.15	.19	.10	.07
Net realized and unrealized gain (loss)	1.30	(4.36)	2.34	2.06	3.71
Total from investment operations	1.43	(4.21)	2.53	2.16	3.78
Distributions from net investment income	(.11)	(.18)	(.19)	(.08)	(.04)
Distributions from net realized gain	-	(1.70)	-	-	(.71)
Total distributions	(.11)	(1.88)	(.19)	(.08)	(.75)
Redemption fees added to paid in capital C	- E	- E	.01	.01	.01
Net asset value, end of period	$ 21.65	$ 20.33	$ 26.42	$ 24.07	$ 21.98
Total Return A, B	7.07%	(16.92)%	10.56%	9.92%	21.48%
Ratios to Average Net Assets D
Expenses before expense reductions	1.36%	1.28%	1.23%	1.26%	1.28%
Expenses net of voluntary waivers, if any	1.36%	1.28%	1.23%	1.26%	1.28%
Expenses net of all reductions	1.32%	1.24%	1.18%	1.21%	1.23%
Net investment income (loss)	.63%	.64%	.69%	.43%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,798	$ 21,993	$ 21,849	$ 10,381	$ 7,801
Portfolio turnover rate	41%	85%	130%	90%	99%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 26.73	$ 24.35	$ 22.21	$ 19.11
Income from Investment Operations
Net investment income (loss) C	.10	.11	.14	.06	.04
Net realized and unrealized gain (loss)	1.32	(4.42)	2.36	2.08	3.76
Total from investment operations	1.42	(4.31)	2.50	2.14	3.80
Distributions from net investment income	(.06)	(.11)	(.13)	(.01)	(.01)
Distributions from net realized gain	-	(1.70)	-	-	(.70)
Total distributions	(.06)	(1.81)	(.13)	(.01)	(.71)
Redemption fees added to paid in capital C	- E	- E	.01	.01	.01
Net asset value, end of period	$ 21.97	$ 20.61	$ 26.73	$ 24.35	$ 22.21
Total Return A, B	6.91%	(17.07)%	10.32%	9.69%	21.31%
Ratios to Average Net Assets D
Expenses before expense reductions	1.50%	1.45%	1.41%	1.41%	1.45%
Expenses net of voluntary waivers, if any	1.50%	1.45%	1.41%	1.41%	1.45%
Expenses net of all reductions	1.47%	1.41%	1.37%	1.37%	1.40%
Net investment income (loss)	.48%	.47%	.51%	.27%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,249	$ 174,670	$ 253,062	$ 245,995	$ 283,419
Portfolio turnover rate	41%	85%	130%	90%	99%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.02	$ 26.04	$ 23.77	$ 21.78	$ 18.81
Income from Investment Operations
Net investment income (loss) C	(.01)	(.02)	(.01)	(.06)	(.06)
Net realized and unrealized gain (loss)	1.27	(4.29)	2.31	2.04	3.68
Total from investment operations	1.26	(4.31)	2.30	1.98	3.62
Distributions from net investment income	-	(.01)	(.04)	-	-
Distributions from net realized gain	-	(1.70)	-	-	(.66)
Total distributions	-	(1.71)	(.04)	-	(.66)
Redemption fees added to paid in capital C	- E	- E	.01	.01	.01
Net asset value, end of period	$ 21.28	$ 20.02	$ 26.04	$ 23.77	$ 21.78
Total Return A, B	6.29%	(17.51)%	9.72%	9.14%	20.57%
Ratios to Average Net Assets D
Expenses before expense reductions	2.06%	2.00%	1.95%	1.96%	1.99%
Expenses net of voluntary waivers, if any	2.06%	2.00%	1.95%	1.96%	1.99%
Expenses net of all reductions	2.02%	1.95%	1.91%	1.92%	1.95%
Net investment income (loss)	(.07)%	(.07)%	(.03)%	(.28)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,833	$ 58,656	$ 83,243	$ 50,685	$ 47,792
Portfolio turnover rate	41%	85%	130%	90%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 26.15	$ 23.88	$ 21.92	$ 18.96
Income from Investment Operations
Net investment income (loss) C	-E	(.01)	-E	(.05)	(.05)
Net realized and unrealized gain (loss)	1.28	(4.32)	2.32	2.04	3.71
Total from investment operations	1.28	(4.33)	2.32	1.99	3.66
Distributions from net investment income	-	(.02)	(.06)	(.04)	(.01)
Distributions from net realized gain	-	(1.70)	-	-	(.70)
Total distributions	-	(1.72)	(.06)	(.04)	(.71)
Redemption fees added to paid in capital C	- E	- E	.01	.01	.01
Net asset value, end of period	$ 21.38	$ 20.10	$ 26.15	$ 23.88	$ 21.92
Total Return A, B	6.37%	(17.52)%	9.76%	9.15%	20.72%
Ratios to Average Net Assets D
Expenses before expense reductions	2.01%	1.96%	1.92%	1.91%	1.94%
Expenses net of voluntary waivers, if any	2.01%	1.96%	1.92%	1.91%	1.94%
Expenses net of all reductions	1.97%	1.92%	1.87%	1.87%	1.89%
Net investment income (loss)	(.02)%	(.03)%	-	(.23)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,044	$ 24,201	$ 29,699	$ 13,741	$ 8,761
Portfolio turnover rate	41%	85%	130%	90%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.67	$ 26.82	$ 24.43	$ 22.28	$ 19.15
Income from Investment Operations
Net investment income (loss) B	.22	.23	.28	.19	.14
Net realized and unrealized gain (loss)	1.32	(4.43)	2.37	2.07	3.76
Total from investment operations	1.54	(4.20)	2.65	2.26	3.90
Distributions from net investment income	(.18)	(.25)	(.27)	(.13)	(.07)
Distributions from net realized gain	-	(1.70)	-	-	(.71)
Total distributions	(.18)	(1.95)	(.27)	(.13)	(.78)
Redemption fees added to paid in capital B	- D	- D	.01	.02	.01
Net asset value, end of period	$ 22.03	$ 20.67	$ 26.82	$ 24.43	$ 22.28
Total Return A	7.51%	(16.64)%	10.90%	10.31%	21.95%
Ratios to Average Net Assets C
Expenses before expense reductions	.95%	.93%	.88%	.86%	.87%
Expenses net of voluntary waivers, if any	.95%	.93%	.88%	.86%	.87%
Expenses net of all reductions	.91%	.89%	.84%	.82%	.82%
Net investment income (loss)	1.04%	.99%	1.04%	.82%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,652	$ 4,938	$ 6,960	$ 3,470	$ 4,505
Portfolio turnover rate	41%	85%	130%	90%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 24,068,220	|
Unrealized depreciation	(13,027,943)
Net unrealized appreciation (depreciation)	11,040,277
Undistributed ordinary income	481,755
Capital loss carryforward	(29,761,963)
Cost for federal income tax purposes	$ 246,665,444

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 648,436	$ 1,328,116
Long-term Capital Gains	-	24,516,681
Total	$ 648,436	$ 25,844,797

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 60,857	$ 34	$ 4,671
Class T	.27%	.25%	837,246	9,932	33,596
Class B	.75%	.25%	523,348	392,511	-
Class C	.75%	.25%	226,292	35,804	-
			$ 1,647,743	$ 438,281	$ 38,267

Natural Resources

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,705
Class T	12,707
Class B*	208,620
Class C*	5,813
$ 235,845

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 93,339.42
Class T	505,864.31
Class B	203,786.39
Class C	76,620.34
Institutional Class	11,772.28
	$ 891,381

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $153,703 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 54,075	$ 114
Class A	4,671	-	-
Class T	33,596	-	-
	$ 38,267	$ 54,075	$ 114

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2003	2002
From net investment income
Class A	$ 122,749	$ 157,796
Class T	484,682	1,000,831
Class B	-	32,214
Class C	-	23,996
Institutional Class	41,005	65,848
Total	$ 648,436	$ 1,280,685
From net realized gain
Class A	$ -	$ 1,449,451
Class T	-	15,316,013
Class B	-	5,391,688
Class C	-	1,951,733
Institutional Class	-	455,227
Total	$ -	$ 24,564,112
	$ 648,436	$ 25,844,797

Natural Resources

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended July 31,		Dollars Years ended July 31,
Years ended July 31,	2003	2002	2003	2002
Class A
Shares sold	345,235	560,829	$ 6,972,414	$ 13,064,010
Reinvestment of distributions	5,188	55,891	105,443	1,323,257
Shares redeemed	(425,490)	(361,836)	(8,681,223)	(8,181,862)
Net increase (decrease)	(75,067)	254,884	$ (1,603,366)	$ 6,205,405
Class T
Shares sold	554,155	1,135,494	$ 11,575,295	$ 26,879,653
Reinvestment of distributions	21,538	631,721	445,500	15,183,945
Shares redeemed	(1,983,967)	(2,758,987)	(40,997,580)	(64,823,707)
Net increase (decrease)	(1,408,274)	(991,772)	$ (28,976,785)	$ (22,760,109)
Class B
Shares sold	269,444	694,136	$ 5,459,915	$ 15,836,457
Reinvestment of distributions	-	189,750	-	4,451,383
Shares redeemed	(811,138)	(1,150,430)	(16,148,876)	(25,888,430)
Net increase (decrease)	(541,694)	(266,544)	$ (10,688,961)	$ (5,600,590)
Class C
Shares sold	187,479	458,851	$ 3,795,065	$ 10,523,070
Reinvestment of distributions	-	64,641	-	1,522,771
Shares redeemed	(360,375)	(455,506)	(7,275,416)	(10,199,915)
Net increase (decrease)	(172,896)	67,986	$ (3,480,351)	$ 1,845,926
Institutional Class
Shares sold	34,404	112,915	$ 712,141	$ 2,604,033
Reinvestment of distributions	1,446	15,096	29,777	362,437
Shares redeemed	(154,352)	(148,663)	(3,326,278)	(3,394,903)
Net increase (decrease)	(118,502)	(20,652)	$ (2,584,360)	$ (428,433)

Annual Report

Advisor Technology Fund - Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 year	Life of fundA
Class A (incl. 5.75% sales charge)	25.54%	-1.33%	6.70%
Class T (incl. 3.50% sales charge)	28.24%	-1.10%	6.78%
Class B (incl. contingent deferred sales charge) B	27.37%	-1.27%	6.81%
Class C (incl. contingent deferred sales charge) C	31.37%	-0.86%	6.83%

A From September 3, 1996

B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower.

Contingent deferred sales charges included in total returns table above:

Periods ended July 31, 2003	Past 1 year	Past 5 years	Life of fund
Class B	5.00%	2.00%	0%
Class C	1.00%	0%	0%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology Fund - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Sonu Kalra, Portfolio Manager of Fidelity Advisor Technology Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial AverageSM added 8.16%.

For the 12 months ending July 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 33.20%, 32.90%, 32.37% and 32.37%, respectively. Those results were well ahead of the S&P 500 and the 27.77% mark of the Goldman Sachs Technology Index. Favorable stock selection in computer storage and peripherals and in software boosted our returns versus the Goldman Sachs index. On the other hand, underweighting Internet retailers and wireline telecommunications equipment providers was a drag on our relative performance. Data recovery software vendor Legato Systems was the fund's largest contributor versus the Goldman Sachs index, as the stock surged on news of a buyout offer. Internet portal Yahoo! also aided the fund's results, its advance fueled by a sharp rise in revenues and profits from a year ago. Chip maker Micron Technology was the largest detractor on an absolute basis and compared with the Goldman Sachs index. The stock was hit hard early in the period due to a collapse in memory prices and poor end demand. Meanwhile, wireless handset maker Motorola's share price was hurt by a lack of new products, poor demand in China due to the SARS virus and increasing competition in the handset space.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Technology Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
Microsoft Corp.	10.0
Dell, Inc.	5.7
International Business Machines Corp.	4.8
Cisco Systems, Inc.	4.5
AOL Time Warner, Inc.	3.7
Intel Corp.	3.3
Motorola, Inc.	3.1
Hewlett-Packard Co.	2.3
Seagate Technology	2.2
Apple Computer, Inc.	1.6
41.2
Top Industries as of July 31, 2003
% of fund's net assets
Computers & Peripherals	22.7%
Semiconductors & Semiconductor Equipment	21.3%
Software	17.8%
Communications Equipment	15.8%
Media	4.4%
All Others*	18.0%

* Includes short-term investments and net other assets.

Annual Report

Advisor Technology Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.6%
ChoicePoint, Inc. (a)	47,966	$ 1,829,423
Monster Worldwide, Inc. (a)	147,600	3,918,780
TOTAL COMMERCIAL SERVICES & SUPPLIES		5,748,203
COMMUNICATIONS EQUIPMENT - 15.8%
3Com Corp. (a)	257,900	1,258,552
Adaptec, Inc. (a)	64,200	434,634
ADC Telecommunications, Inc. (a)	1,004,500	2,189,810
Advanced Fibre Communications, Inc. (a)	151,900	2,562,553
Alcatel SA sponsored ADR (a)	333,100	3,284,366
Arris Group, Inc. (a)	233,200	1,163,668
Avaya, Inc. (a)	287,000	2,755,200
Avocent Corp. (a)	79,500	2,129,010
Cisco Systems, Inc. (a)	2,408,200	47,008,064
Comverse Technology, Inc. (a)	334,800	4,938,300
Corning, Inc. (a)	465,600	3,789,984
Corvis Corp. (a)	350,000	504,000
Enterasys Networks, Inc. (a)	1,057,400	4,906,336
Extreme Networks, Inc. (a)	255,200	1,561,824
ITF Optical Technologies, Inc. Series A (c)	34,084	42,605
Lucent Technologies, Inc. (a)	1,641,200	2,888,512
Marconi Corp. PLC (a)	4,313,300	5,068,792
Motorola, Inc.	3,521,200	31,831,648
NETGEAR, Inc.	1,000	17,671
NetScreen Technologies, Inc. (a)	66,700	1,442,721
Nokia Corp. sponsored ADR	820,900	12,559,770
Nortel Networks Corp. (a)	1,443,800	4,259,210
OZ Optics Ltd. unit (c)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	209,200	1,610,840
QUALCOMM, Inc.	335,500	12,567,830
Riverstone Networks, Inc. (a)	225,700	232,471
Scientific-Atlanta, Inc.	91,700	2,777,593
Telefonaktiebolaget LM Ericsson ADR (a)	200,200	2,856,854
Tellium, Inc. (a)	82,700	76,911
UTStarcom, Inc. (a)	137,400	5,849,118
TOTAL COMMUNICATIONS EQUIPMENT		163,571,847
COMPUTERS & PERIPHERALS - 22.7%
Ambit Microsystems Corp.	701,800	2,060,817
Apple Computer, Inc. (a)	786,200	16,549,510
ATI Technologies, Inc. (a)	202,400	2,509,818
Cray, Inc. (a)	320,700	3,550,149
Dell, Inc. (a)	1,734,000	58,401,120
EMC Corp. (a)	338,600	3,602,704
Handspring, Inc. (a)	1,255,200	1,217,544
Hewlett-Packard Co.	1,129,677	23,915,262
International Business Machines Corp.	605,000	49,156,250

	Shares	Value (Note 1)
Lexmark International, Inc. Class A (a)	122,700	$ 7,873,659
Logitech International SA sponsored ADR (a)	13,000	373,217
Maxtor Corp. (a)	974,800	9,748,000
Network Appliance, Inc. (a)	2,800	44,744
Palm, Inc. (a)	201,700	3,237,285
Pinnacle Systems, Inc. (a)	233,100	1,920,744
Quanta Computer, Inc.	1,579,600	3,719,948
Seagate Technology	1,041,400	22,702,520
Storage Technology Corp. (a)	237,100	6,316,344
Sun Microsystems, Inc. (a)	3,715,600	13,896,344
Western Digital Corp. (a)	385,000	3,834,600
TOTAL COMPUTERS & PERIPHERALS		234,630,579
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
IDT Corp. Class B (a)	56,200	1,015,534
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.5%
Agilent Technologies, Inc. (a)	173,900	3,778,847
Amphenol Corp. Class A (a)	42,000	2,268,000
Arrow Electronics, Inc. (a)	54,200	924,110
CDW Corp.	55,100	2,638,188
Celestica, Inc. (sub. vtg.) (a)	164,400	2,529,231
Digital Theater Systems, Inc.	1,000	21,000
Ingram Micro, Inc. Class A (a)	172,800	2,376,000
Photon Dynamics, Inc. (a)	135,800	3,673,390
Solectron Corp. (a)	414,800	2,119,628
Symbol Technologies, Inc.	350,500	4,489,905
Vishay Intertechnology, Inc. (a)	872,200	11,600,260
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		36,418,559
HOUSEHOLD DURABLES - 1.7%
Garmin Ltd. (a)	120,300	4,602,678
Harman International Industries, Inc.	61,400	5,133,040
Koninklijke Philips Electronics NV (NY Shares)	150,000	3,115,500
Sony Corp. sponsored ADR	166,300	5,188,560
TOTAL HOUSEHOLD DURABLES		18,039,778
INTERNET & CATALOG RETAIL - 1.6%
Amazon.com, Inc. (a)	294,600	12,290,712
InterActiveCorp (a)	98,100	3,970,107
TOTAL INTERNET & CATALOG RETAIL		16,260,819
INTERNET SOFTWARE & SERVICES - 3.2%
Ariba, Inc. (a)	573,300	1,576,575
EarthLink, Inc. (a)	422,300	3,230,595
iPass, Inc. (a)	1,400	25,298
Overture Services, Inc. (a)	171,200	4,054,016
RealNetworks, Inc. (a)	73,500	422,625
Retek, Inc. (a)	223,000	1,605,600
Common Stocks - continued
	Shares	Value (Note 1)
INTERNET SOFTWARE & SERVICES - CONTINUED
United Online, Inc. (a)	175,600	$ 5,501,548
VeriSign, Inc. (a)	326,300	4,356,105
Yahoo!, Inc. (a)	398,800	12,414,644
TOTAL INTERNET SOFTWARE & SERVICES		33,187,006
IT SERVICES - 2.0%
BearingPoint, Inc. (a)	291,900	3,210,900
First Data Corp.	389,600	14,711,296
Infosys Technologies Ltd. sponsored ADR	17,900	953,354
ManTech International Corp. Class A (a)	77,200	1,814,972
Titan Corp.	1,400	21,476
TOTAL IT SERVICES		20,711,998
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Largan Precision Co. Ltd.	346,600	2,287,489
MEDIA - 4.4%
AOL Time Warner, Inc. (a)	2,445,500	37,734,065
Clear Channel Communications, Inc.	35,200	1,441,440
EMI Group PLC	460,900	1,083,257
Liberty Media Corp. Class A (a)	285,400	3,165,086
Pixar (a)	32,200	2,183,160
TOTAL MEDIA		45,607,008
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.3%
Agere Systems, Inc.:
Class A (a)	5,219,400	14,666,514
Class B (a)	837,500	2,219,375
Altera Corp. (a)	179,800	3,459,352
Analog Devices, Inc. (a)	352,800	13,388,760
Applied Materials, Inc. (a)	429,300	8,371,350
ARM Holdings PLC sponsored ADR (a)	568,500	2,467,290
ASM Pacific Technology Ltd.	469,000	1,503,340
ASML Holding NV (NY Shares) (a)	247,900	3,207,826
ATMI, Inc. (a)	97,000	2,499,690
Broadcom Corp. Class A (a)	427,000	8,655,290
Cypress Semiconductor Corp. (a)	365,100	5,104,098
FormFactor, Inc.	1,400	26,096
Infineon Technologies AG sponsored ADR (a)	486,900	6,207,975
Integrated Circuit Systems, Inc. (a)	35,100	1,054,755
Integrated Device Technology, Inc. (a)	287,500	3,309,125
Intel Corp.	1,362,100	33,984,395
Intersil Corp. Class A (a)	278,500	6,867,810
KLA-Tencor Corp. (a)	118,800	6,136,020
Lattice Semiconductor Corp. (a)	256,000	1,989,120
Linear Technology Corp.	24,500	903,560
LSI Logic Corp. (a)	373,800	3,480,078

	Shares	Value (Note 1)
Marvell Technology Group Ltd. (a)	201,300	$ 7,077,708
Maxim Integrated Products, Inc.	34,200	1,336,536
Microchip Technology, Inc.	80,300	2,116,708
Micron Technology, Inc. (a)	638,200	9,343,248
Mindspeed Technologies, Inc. (a)	108,800	348,160
National Semiconductor Corp. (a)	533,100	11,914,785
NVIDIA Corp. (a)	135,400	2,588,848
Omnivision Technologies, Inc. (a)	7,300	296,307
RF Micro Devices, Inc. (a)	251,200	1,846,320
Rohm Co. Ltd.	19,000	2,234,553
Samsung Electronics Co. Ltd.	24,700	8,704,112
Silicon Image, Inc. (a)	442,500	2,336,400
Skyworks Solutions, Inc. (a)	748,800	6,372,288
STMicroelectronics NV (NY Shares)	159,900	3,420,261
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	901,924	9,019,240
Teradyne, Inc. (a)	159,300	2,620,485
Texas Instruments, Inc.	132,600	2,502,162
Tokyo Electron Ltd.	58,700	3,442,059
United Microelectronics Corp. sponsored ADR (a)	1,119,251	4,644,892
Varian Semiconductor Equipment Associates, Inc. (a)	87,700	2,916,025
Xilinx, Inc. (a)	111,500	2,930,220
Zoran Corp. (a)	85,300	2,312,483
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		219,825,619
SOFTWARE - 17.8%
Adobe Systems, Inc.	146,930	4,801,672
Agile Software Corp. (a)	159,900	1,344,759
Autodesk, Inc.	122,700	1,835,592
BEA Systems, Inc. (a)	417,100	5,505,720
Cadence Design Systems, Inc. (a)	332,500	4,545,275
Computer Associates International, Inc.	84,100	2,140,345
Compuware Corp. (a)	344,600	1,774,690
Concur Technologies, Inc. (a)	191,200	2,051,576
Informatica Corp. (a)	136,000	996,880
Microsoft Corp.	3,926,200	103,651,679
MicroStrategy, Inc. Class A (a)	51,600	2,250,792
Network Associates, Inc. (a)	282,300	3,189,990
Nintendo Co. Ltd.	45,200	3,636,394
Oracle Corp. (a)	1,361,900	16,342,800
PeopleSoft, Inc. (a)	138,100	2,302,127
Quest Software, Inc. (a)	926,900	8,202,138
Red Hat, Inc. (a)	565,300	3,572,696
Secure Computing Corp. (a)	52,600	493,914
Siebel Systems, Inc. (a)	477,000	4,474,260
Synopsys, Inc. (a)	82,400	5,150,824
VERITAS Software Corp. (a)	168,800	5,199,040
TOTAL SOFTWARE		183,463,163
Common Stocks - continued
	Shares	Value (Note 1)
SPECIALTY RETAIL - 0.9%
Best Buy Co., Inc. (a)	122,000	$ 5,325,300
Circuit City Stores, Inc.	425,300	3,904,254
TOTAL SPECIALTY RETAIL		9,229,554
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
American Tower Corp. Class A (a)	635,500	5,783,050
AT&T Wireless Services, Inc. (a)	265,700	2,266,421
Nextel Communications, Inc. Class A (a)	140,900	2,572,834
Sprint Corp. - PCS Group Series 1 (a)	352,500	2,167,875
TOTAL WIRELESS TELECOMMUNICATION SERVICES		12,790,180
TOTAL COMMON STOCKS (Cost $944,291,938)		1,002,787,336
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies Series E (c)	17,200	17,200
Procket Networks, Inc. Series C (c)	276,000	69,000
TOTAL COMMUNICATIONS EQUIPMENT		86,200
SOFTWARE - 0.0%
Monterey Design Systems Series E (c)	342,000	171,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,817,804)		257,200
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 1.12% (b)	33,697,094	33,697,094
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	30,973,900	30,973,900
TOTAL MONEY MARKET FUNDS (Cost $64,670,994)		64,670,994
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,013,780,736)		1,067,715,530
NET OTHER ASSETS - (3.3)%		(33,857,700)
NET ASSETS - 100%		$ 1,033,857,830
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,711,500
Monterey Design Systems Series E	11/1/00	$ 1,795,500
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,725,776
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,148,638,005 and $1,214,083,322, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $245,935 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,302,805 or 0.1% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.9%
Cayman Islands	2.6%
Taiwan	2.2%
Japan	1.4%
Finland	1.2%
Others (individually less than 1%)	5.7%
100.0%
Income Tax Information

At July 31, 2003, the fund had a capital loss carryforward of approximately $1,871,585,000 of which $10,080,000, $1,361,698,000 and $499,807,000 will expire on July 31, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $10,937,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $28,444,508) (cost $1,013,780,736) - See accompanying schedule		$ 1,067,715,530
Cash		123,856
Foreign currency held at value (cost $366,901)		366,157
Receivable for investments sold		15,187,537
Receivable for fund shares sold		734,689
Dividends receivable		172,267
Interest receivable		42,587
Redemption fees receivable		568
Other receivables		19,328
Total assets		1,084,362,519
Liabilities
Payable for investments purchased	$ 15,228,658
Payable for fund shares redeemed	2,820,268
Accrued management fee	557,158
Distribution fees payable	626,588
Other payables and accrued expenses	298,117
Collateral on securities loaned, at value	30,973,900
Total liabilities		50,504,689
Net Assets		$ 1,033,857,830
Net Assets consist of:
Paid in capital		$ 2,865,146,989
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,885,222,805)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,933,646
Net Assets		$ 1,033,857,830
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($123,604,446 ÷ 9,253,563 shares)		$ 13.36
Maximum offering price per share (100/94.25 of $13.36)		$ 14.18
Class T: Net Asset Value and redemption price per share ($367,257,135 ÷ 27,884,705 shares)		$ 13.17
Maximum offering price per share (100/96.50 of $13.17)		$ 13.65
Class B: Net Asset Value and offering price per share ($391,831,787 ÷ 30,705,991 shares) A		$ 12.76
Class C: Net Asset Value and offering price per share ($139,653,681 ÷ 10,907,784 shares) A		$ 12.80
Institutional: Net Asset Value, offering price and redemption price per share ($11,510,781 ÷ 845,754 shares)		$ 13.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 2,199,162
Interest		722,305
Security lending		160,187
Total income		3,081,654
Expenses
Management fee	$ 5,068,386
Transfer agent fees	5,970,800
Distribution fees	6,638,692
Accounting and security lending fees	252,313
Non-interested trustees' compensation	3,415
Custodian fees and expenses	39,703
Registration fees	24,677
Audit	49,670
Legal	6,893
Miscellaneous	65,412
Total expenses before reductions	18,119,961
Expense reductions	(2,414,393)	15,705,568
Net investment income (loss)		(12,623,914)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(112,968,792)
Foreign currency transactions	(46,633)
Total net realized gain (loss)		(113,015,425)
Change in net unrealized appreciation (depreciation) on: Investment securities	376,633,490
Assets and liabilities in foreign currencies	1,236
Total change in net unrealized appreciation (depreciation)		376,634,726
Net gain (loss)		263,619,301
Net increase (decrease) in net assets resulting from operations		$ 250,995,387

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Technology Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (12,623,914)	$ (21,422,578)
Net realized gain (loss)	(113,015,425)	(816,848,049)
Change in net unrealized appreciation (depreciation)	376,634,726	70,262,233
Net increase (decrease) in net assets resulting from operations	250,995,387	(768,008,394)
Share transactions - net increase (decrease)	(93,098,351)	(235,963,968)
Redemption fees	149,242	174,908
Total increase (decrease) in net assets	158,046,278	(1,003,797,454)
Net Assets
Beginning of period	875,811,552	1,879,609,006
End of period	$ 1,033,857,830	$ 875,811,552

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 17.76	$ 36.23	$ 24.95	$ 14.88
Income from Investment Operations
Net investment income (loss) C	(.11)	(.15)	(.17)	(.19)	(.09)
Net realized and unrealized gain (loss)	3.44	(7.58)	(16.67)	13.04	10.15
Total from investment operations	3.33	(7.73)	(16.84)	12.85	10.06
Distributions from net realized gain	-	-	(1.63)	(1.58)	-
Redemption fees added to paid in capital C	-E	-E	-E	.01	.01
Net asset value, end of period	$ 13.36	$ 10.03	$ 17.76	$ 36.23	$ 24.95
Total Return A,B	33.20%	(43.52)%	(48.83)%	53.76%	67.67%
Ratios to Average Net Assets D
Expenses before expense reductions	1.70%	1.53%	1.23%	1.16%	1.25%
Expenses net of voluntary waivers, if any	1.59%	1.51%	1.23%	1.16%	1.25%
Expenses net of all reductions	1.38%	1.43%	1.21%	1.15%	1.24%
Net investment income (loss)	(1.03)%	(1.07)%	(.68)%	(.55)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,604	$ 101,649	$ 211,429	$ 388,756	$ 94,621
Portfolio turnover rate	140%	164%	181%	125%	170%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 17.59	$ 35.95	$ 24.76	$ 14.80
Income from Investment Operations
Net investment income (loss) C	(.14)	(.18)	(.22)	(.27)	(.14)
Net realized and unrealized gain (loss)	3.40	(7.50)	(16.55)	12.96	10.09
Total from investment operations	3.26	(7.68)	(16.77)	12.69	9.95
Distributions from net realized gain	-	-	(1.59)	(1.51)	-
Redemption fees added to paid in capital C	- E	-E	-E	.01	.01
Net asset value, end of period	$ 13.17	$ 9.91	$ 17.59	$ 35.95	$ 24.76
Total Return A,B	32.90%	(43.66)%	(48.96)%	53.41%	67.30%
Ratios to Average Net Assets D
Expenses before expense reductions	1.85%	1.70%	1.43%	1.38%	1.47%
Expenses net of voluntary waivers, if any	1.83%	1.70%	1.43%	1.38%	1.47%
Expenses net of all reductions	1.63%	1.62%	1.41%	1.37%	1.46%
Net investment income (loss)	(1.28)%	(1.26)%	(.88)%	(.77)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,257	$ 302,657	$ 645,015	$ 1,286,376	$ 349,533
Portfolio turnover rate	140%	164%	181%	125%	170%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.64	$ 17.21	$ 35.33	$ 24.44	$ 14.68
Income from Investment Operations
Net investment income (loss) C	(.17)	(.25)	(.35)	(.45)	(.26)
Net realized and unrealized gain (loss)	3.29	(7.32)	(16.27)	12.78	10.01
Total from investment operations	3.12	(7.57)	(16.62)	12.33	9.75
Distributions from net realized gain	-	-	(1.50)	(1.45)	-
Redemption fees added to paid in capital C	-E	-E	-E	.01	.01
Net asset value, end of period	$ 12.76	$ 9.64	$ 17.21	$ 35.33	$ 24.44
Total Return A,B	32.37%	(43.99)%	(49.28)%	52.57%	66.49%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.38%	2.28%	1.98%	1.91%	2.01%
Expenses net of voluntary waivers, if any	2.25%	2.25%	1.98%	1.91%	2.01%
Expenses net of all reductions	2.05%	2.18%	1.96%	1.91%	2.00%
Net investment income (loss)	(1.69)%	(1.81)%	(1.43)%	(1.30)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 391,832	$ 337,976	$ 729,518	$ 1,372,523	$ 298,768
Portfolio turnover rate	140%	164%	181%	125%	170%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 17.25	$ 35.39	$ 24.49	$ 14.70
Income from Investment Operations
Net investment income (loss) C	(.17)	(.24)	(.33)	(.44)	(.25)
Net realized and unrealized gain (loss)	3.30	(7.34)	(16.30)	12.80	10.03
Total from investment operations	3.13	(7.58)	(16.63)	12.36	9.78
Distributions from net realized gain	-	-	(1.51)	(1.47)	-
Redemption fees added to paid in capital C	-E	-E	-E	.01	.01
Net asset value, end of period	$ 12.80	$ 9.67	$ 17.25	$ 35.39	$ 24.49
Total Return A,B	32.37%	(43.94)%	(49.24)%	52.60%	66.60%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.28%	2.18%	1.94%	1.89%	1.97%
Expenses net of voluntary waivers, if any	2.25%	2.18%	1.94%	1.89%	1.97%
Expenses net of all reductions	2.05%	2.11%	1.91%	1.89%	1.96%
Net investment income (loss)	(1.69)%	(1.74)%	(1.38)%	(1.28)%	(1.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,654	$ 123,034	$ 269,563	$ 472,462	$ 88,120
Portfolio turnover rate	140%	164%	181%	125%	170%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 17.90	$ 36.43	$ 25.05	$ 14.89
Income from Investment Operations
Net investment income (loss)B	(.05)	(.08)	(.08)	(.09)	(.04)
Net realized and unrealized gain (loss)	3.51	(7.67)	(16.78)	13.08	10.19
Total from investment operations	3.46	(7.75)	(16.86)	12.99	10.15
Distributions from net realized gain	-	-	(1.67)	(1.62)	-
Redemption fees added to paid in capital B	-D	-D	-D	.01	.01
Net asset value, end of period	$ 13.61	$ 10.15	$ 17.90	$ 36.43	$ 25.05
Total Return A	34.09%	(43.30)%	(48.67)%	54.16%	68.23%
Ratios to Average Net Assets C
Expenses before expense reductions	.99%	1.00%	.86%	.87%	.98%
Expenses net of voluntary waivers, if any	.99%	1.00%	.86%	.87%	.98%
Expenses net of all reductions	.79%	.92%	.84%	.87%	.97%
Net investment income (loss)	(.43)%	(.56)%	(.31)%	(.26)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,511	$ 10,495	$ 24,084	$ 63,957	$ 32,722
Portfolio turnover rate	140%	164%	181%	125%	170%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 156,173,745
Unrealized depreciation	(104,941,096)
Net unrealized appreciation (depreciation)	51,232,649
Capital loss carryforward	(1,871,584,669)

Cost for federal income tax purposes	$ 1,016,482,881

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.09%	.25%	$ 341,208	$ 448	$ 86,990
Class T	.33%	.25%	1,781,039	873	259,186
Class B	.75%	.25%	3,327,880	2,496,341	-
Class C	.75%	.25%	1,188,565	88,204	-
			$ 6,638,692	$ 2,585,866	$ $346,176

Technology

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46,693
Class T	60,237
Class B*	1,133,892
Class C*	20,438
$ 1,261,260

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 741,226.73
Class T	1,924,935.63
Class B	2,500,607.75
Class C	769,541.65
Institutional Class	34,491.35
	$ 5,970,800

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $712,918 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 114,595
Class T	1.75%	52,312
Class B	2.25%	451,482
Class C	2.25%	37,421
Institutional Class	1.25%	-
		$ 655,810

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 1,412,372	$ 35
Class A	86,990	-	-
Class T	259,186	-	-
	$ 346,176	$ 1,412,372	$ 35

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

Technology

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended July 31,		Dollars Years ended July 31,
	2003	2002	2003	2002
Class A
Shares sold	1,802,585	2,070,908	$ 19,778,045	$ 30,098,014
Shares redeemed	(2,687,789)	(3,835,834)	(28,008,624)	(53,193,902)
Net increase (decrease)	(885,204)	(1,764,926)	$ (8,230,579)	$ (23,095,888)
Class T
Shares sold	6,499,652	6,936,775	$ 69,995,024	$ 100,078,808
Shares redeemed	(9,153,206)	(13,063,604)	(94,351,747)	(178,979,496)
Net increase (decrease)	(2,653,554)	(6,126,829)	$ (24,356,723)	$ (78,900,688)
Class B
Shares sold	2,551,777	3,602,655	$ 26,996,352	$ 51,323,068
Shares redeemed	(6,904,437)	(10,943,405)	(68,882,635)	(144,423,632)
Net increase (decrease)	(4,352,660)	(7,340,750)	$ (41,886,283)	$ (93,100,564)
Class C
Shares sold	1,584,472	2,245,106	$ 17,036,571	$ 31,854,224
Shares redeemed	(3,396,214)	(5,149,488)	(33,826,918)	(68,508,077)
Net increase (decrease)	(1,811,742)	(2,904,382)	$ (16,790,347)	$ (36,653,853)
Institutional Class
Shares sold	212,132	268,703	$ 2,356,185	$ 3,971,583
Shares redeemed	(400,084)	(580,718)	(4,190,604)	(8,184,558)
Net increase (decrease)	(187,952)	(312,015)	$ (1,834,419)	$ (4,212,975)

Annual Report

Advisor Telecommunications & Utilities Growth Fund - Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, Class A, Class T, and Class B's total returns would have been lower. If Fidelity had not reimbursed certain class expenses, Class C's life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 year	Life of fundA
Class A (incl. 5.75% sales charge)	14.25%	-5.85%	4.01%
Class T (incl. 3.50% sales charge)	16.68%	-5.63%	4.11%
Class B (incl. contingent deferred sales charge) B	15.37%	-5.76%	4.16%
Class C (incl. contingent deferred sales charge) C	19.35%	5.40%	4.19%

A From September 3, 1996

B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower.

Contingent deferred sales charges included in total returns table above:

Periods ended July 31, 2003	Past 1 year	Past 5 years	Life of fund
Class B	5.00%	2.00%	0%
Class C	1.00%	0%	0%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth Fund - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Brian Younger, Portfolio Manager of Fidelity Advisor Telecommunications & Utilities Growth Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

For the 12 months that ended July 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 21.22%, 20.91%, 20.37% and 20.35%, respectively. These results beat the Goldman Sachs Utilities Index, which returned 16.31%, as well as the S&P 500. The fund benefited from strong stock selection, particularly in the broadcasting and electric utilities industries. EchoStar Communications, a satellite operator, was our top performer, buoyed by fast subscriber growth and strategic partnerships with local phone companies. Underweighting wireless services relative to the Goldman Sachs index slightly hampered performance as the stocks rebounded. AES, one of the few energy wholesalers the fund owned, posted strong gains as the company began to stabilize operations and improve its balance sheet. TXU, an electric utility, was the biggest detractor relative to the index. The stock fell when the company's European subsidiary went bankrupt last fall. IDT, a reseller of long-distance phone services, also hurt performance as the stock tumbled following an acquisition. We sold our stake in the position.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Telecommunications & Utilities Growth Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
Verizon Communications, Inc.	8.9
SBC Communications, Inc.	8.5
EchoStar Communications Corp. Class A	7.6
BellSouth Corp.	7.0
FirstEnergy Corp.	6.9
AES Corp.	6.6
TXU Corp.	4.6
Citizens Communications Co.	4.0
FPL Group, Inc.	4.0
Nextel Communications, Inc. Class A	3.5
61.6
Top Industries as of July 31, 2003
% of fund's net assets
Diversified Telecommunication Services	32.0%
Electric Utilities	30.4%
Multi-Utilities & Unregulated Power	13.2%
Wireless Telecommunication Services	11.4%
Media	8.8%
All Others*	4.2%

* Includes short-term investments and net other assets.

Annual Report

Advisor Telecommunications & Utilities Growth Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.5%
Dycom Industries, Inc. (a)	62,700	$ 1,066,527
DIVERSIFIED TELECOMMUNICATION SERVICES - 32.0%
ALLTEL Corp.	20,700	968,553
AT&T Corp.	5,500	116,930
BellSouth Corp.	567,200	14,446,584
CenturyTel, Inc.	108,900	3,734,181
Citizens Communications Co. (a)	702,800	8,328,180
Qwest Communications International, Inc. (a)	614,400	2,451,456
SBC Communications, Inc.	751,600	17,557,376
Verizon Communications, Inc.	522,400	18,210,865
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		65,814,125
ELECTRIC UTILITIES - 30.4%
Ameren Corp.	115,000	4,802,400
Constellation Energy Group, Inc.	3,000	100,200
Dominion Resources, Inc.	110,600	6,647,060
Edison International (a)	123,300	2,023,353
Entergy Corp.	28,700	1,478,337
FirstEnergy Corp.	409,300	14,116,757
FPL Group, Inc.	132,700	8,183,609
PG&E Corp. (a)	324,500	6,960,525
Southern Co.	160,700	4,570,308
TXU Corp.	470,700	9,494,019
Wisconsin Energy Corp.	144,500	4,067,675
TOTAL ELECTRIC UTILITIES		62,444,243
GAS UTILITIES - 1.7%
KeySpan Corp.	57,700	1,947,375
NiSource, Inc.	50,500	974,650
Sempra Energy	1,500	41,745
Southern Union Co.	27,720	427,165
TOTAL GAS UTILITIES		3,390,935
MEDIA - 8.8%
EchoStar Communications Corp. Class A (a)	428,800	15,552,576
General Motors Corp. Class H (a)	178,300	2,448,059
TOTAL MEDIA		18,000,635
MULTI-UTILITIES & UNREGULATED POWER - 13.2%
AES Corp. (a)	2,158,400	13,576,336
Energen Corp.	13,300	461,510
Energy East Corp.	15,200	314,792
Equitable Resources, Inc.	91,300	3,526,919
MDU Resources Group, Inc.	31,400	996,008
Reliant Resources, Inc. (a)	347,800	1,725,088

	Shares	Value (Note 1)
SCANA Corp.	173,500	$ 5,760,200
Sierra Pacific Resources (a)	164,700	848,205
TOTAL MULTI-UTILITIES & UNREGULATED POWER		27,209,058
WATER UTILITIES - 0.4%
Philadelphia Suburban Corp.	35,593	852,096
WIRELESS TELECOMMUNICATION SERVICES - 11.4%
American Tower Corp. Class A (a)	667,500	6,074,250
AT&T Wireless Services, Inc. (a)	777,600	6,632,928
Crown Castle International Corp. (a)	140,400	1,389,960
Nextel Communications, Inc. Class A (a)	391,300	7,145,138
Sprint Corp. - PCS Group Series 1 (a)	370,300	2,277,345
TOTAL WIRELESS TELECOMMUNICATION SERVICES		23,519,621
TOTAL COMMON STOCKS (Cost $188,479,043)		202,297,240
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 1.12% (b)	2,149,990	2,149,990
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	852,000	852,000
TOTAL MONEY MARKET FUNDS (Cost $3,001,990)		3,001,990
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $191,481,033)	205,299,230
NET OTHER ASSETS - 0.1%	260,809
NET ASSETS - 100%	$ 205,560,039
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $160,326,533 and $189,669,465, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,173 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $5,980,000. The weighted average interest rate was 1.37%. At period end there were no interfund loans outstanding.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $373,651,000 of which $78,495,000, $140,743,000 and $154,413,000 will expire on July 31, 2009, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $5,090,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

Class A, Class T, Class B, and Class C each designate 100% and Institutional Class designates 86% of the dividends distributed in September 2002 as qualifying for the dividends-received deduction for corporate shareholders. In addition, Class A, Class T, Class B, Class C and Institutional Class each designate 100% of the dividends distributed in December 2002 as qualifying for the dividends-received deduction for corporate shareholders.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Advisor Telecommunications & Utilities Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $731,300) (cost $191,481,033) - See accompanying schedule		$ 205,299,230
Receivable for investments sold		1,037,277
Receivable for fund shares sold		108,823
Dividends receivable		685,168
Interest receivable		3,137
Redemption fees receivable		4
Receivable from investment adviser for expense reductions		972
Other receivables		452
Total assets		207,135,063
Liabilities
Payable for fund shares redeemed	$ 371,839
Accrued management fee	103,750
Distribution fees payable	137,329
Other payables and accrued expenses	110,106
Collateral on securities loaned, at value	852,000
Total liabilities		1,575,024
Net Assets		$ 205,560,039
Net Assets consist of:
Paid in capital		$ 574,068,539
Undistributed net investment income		774,598
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(383,101,295)
Net unrealized appreciation (depreciation) on investments		13,818,197
Net Assets		$ 205,560,039
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,761,041 ÷ 2,097,890 shares)		$ 10.37
Maximum offering price per share (100/94.25 of $10.37)		$ 11.00
Class T: Net Asset Value and redemption price per share ($55,510,415 ÷ 5,372,323 shares)		$ 10.33
Maximum offering price per share (100/96.50 of $10.33)		$ 10.70
Class B: Net Asset Value and offering price per share ($87,868,248 ÷ 8,655,932 shares) A		$ 10.15
Class C: Net Asset Value and offering price per share ($37,529,660 ÷ 3,692,381 shares) A		$ 10.16
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,890,675 ÷ 276,184 shares)		$ 10.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 5,542,092
Interest		352,089
Security lending		22,044
Total income		5,916,225

Expenses
Management fee	$ 1,181,888
Transfer agent fees	1,290,700
Distribution fees	1,625,017
Accounting and security lending fees	77,303
Non-interested trustees' compensation	809
Custodian fees and expenses	8,774
Registration fees	37,723
Audit	43,286
Legal	1,919
Interest	228
Miscellaneous	15,566
Total expenses before reductions	4,283,213
Expense reductions	(371,030)	3,912,183
Net investment income (loss)		2,004,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(28,699,405)
Foreign currency transactions	(21,926)
Total net realized gain (loss)		(28,721,331)
Change in net unrealized appreciation (depreciation) on investment securities		63,352,175
Net gain (loss)		34,630,844
Net increase (decrease) in net assets resulting from operations		$ 36,634,886

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Telecommunications & Utilities Growth Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,004,042	$ 1,105,555
Net realized gain (loss)	(28,721,331)	(156,269,383)
Change in net unrealized appreciation (depreciation)	63,352,175	(44,166,113)
Net increase (decrease) in net assets resulting from operations	36,634,886	(199,329,941)
Distributions to shareholders from net investment income	(2,317,127)	-
Share transactions - net increase (decrease)	(46,408,827)	(114,272,064)
Redemption fees	16,304	12,533
Total increase (decrease) in net assets	(12,074,764)	(313,589,472)

Net Assets
Beginning of period	217,634,803	531,224,275
End of period (including undistributed net investment income of $774,598 and undistributed net investment income of $1,109,609, respectively)	$ 205,560,039	$ 217,634,803

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.74	$ 15.18	$ 21.08	$ 20.31	$ 16.00
Income from Investment Operations
Net investment income (loss) C	.13	.10	.05	.53 D	.05
Net realized and unrealized gain (loss)	1.69	(6.54)	(5.41)	1.29	5.45
Total from investment operations	1.82	(6.44)	(5.36)	1.82	5.50
Distributions from net investment income	(.19)	-	(.28)	(.05)	-
Distributions from net realized gain	-	-	(.26)	(1.01)	(1.20)
Total distributions	(.19)	-	(.54)	(1.06)	(1.20)
Redemption fees added to paid in capital C	- F	- F	- F	.01	.01
Net asset value, end of period	$ 10.37	$ 8.74	$ 15.18	$ 21.08	$ 20.31
Total Return A, B	21.22%	(42.42)%	(26.09)%	9.59%	38.83%
Ratios to Average Net Assets E
Expenses before expense reductions	1.67%	1.45%	1.25%	1.20%	1.34%
Expenses net of voluntary waivers, if any	1.58%	1.45%	1.25%	1.20%	1.34%
Expenses net of all reductions	1.47%	1.36%	1.20%	1.17%	1.32%
Net investment income (loss)	1.46%	.79%	.32%	2.39%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,761	$ 22,377	$ 54,265	$ 61,610	$ 14,400
Portfolio turnover rate	81%	116%	220%	172%	149%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

Investment income per share reflects a special dividend which amounted to $.52 per share.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.68	$ 15.11	$ 21.01	$ 20.23	$ 15.95
Income from Investment Operations
Net investment income (loss) C	.11	.07	.01	.47 D	.01
Net realized and unrealized gain (loss)	1.68	(6.50)	(5.40)	1.31	5.43
Total from investment operations	1.79	(6.43)	(5.39)	1.78	5.44
Distributions from net investment income	(.14)	-	(.25)	(.01)	-
Distributions from net realized gain	-	-	(.26)	(1.00)	(1.17)
Total distributions	(.14)	-	(.51)	(1.01)	(1.17)
Redemption fees added to paid in capital C	- F	- F	- F	.01	.01
Net asset value, end of period	$ 10.33	$ 8.68	$ 15.11	$ 21.01	$ 20.23
Total Return A, B	20.91%	(42.55)%	(26.29)%	9.41%	38.45%
Ratios to Average Net Assets E
Expenses before expense reductions	1.94%	1.71%	1.49%	1.44%	1.58%
Expenses net of voluntary waivers, if any	1.83%	1.71%	1.49%	1.44%	1.58%
Expenses net of all reductions	1.72%	1.62%	1.44%	1.41%	1.55%
Net investment income (loss)	1.21%	.53%	.08%	2.16%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,510	$ 59,306	$ 149,618	$ 225,415	$ 65,085
Portfolio turnover rate	81%	116%	220%	172%	149%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.52 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.49	$ 14.85	$ 20.72	$ 20.02	$ 15.83
Income from Investment Operations
Net investment income (loss) C	.07	.01	(.07)	.35 D	(.08)
Net realized and unrealized gain (loss)	1.65	(6.37)	(5.33)	1.29	5.39
Total from investment operations	1.72	(6.36)	(5.40)	1.64	5.31
Distributions from net investment income	(.06)	-	(.21)	-	-
Distributions from net realized gain	-	-	(.26)	(.95)	(1.13)
Total distributions	(.06)	-	(.47)	(.95)	(1.13)
Redemption fees added to paid in capital C	- F	- F	- F	.01	.01
Net asset value, end of period	$ 10.15	$ 8.49	$ 14.85	$ 20.72	$ 20.02
Total Return A, B	20.37%	(42.83)%	(26.66)%	8.77%	37.76%
Ratios to Average Net Assets E
Expenses before expense reductions	2.32%	2.20%	2.01%	1.96%	2.08%
Expenses net of voluntary waivers, if any	2.25%	2.20%	2.01%	1.96%	2.08%
Expenses net of all reductions	2.13%	2.11%	1.96%	1.93%	2.05%
Net investment income (loss)	.79%	.04%	(.44)%	1.63%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,868	$ 91,517	$ 213,767	$ 242,888	$ 65,645
Portfolio turnover rate	81%	116%	220%	172%	149%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.52 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.50	$ 14.85	$ 20.71	$ 20.01	$ 15.85
Income from Investment Operations
Net investment income (loss) C	.07	.02	(.06)	.36 D	(.08)
Net realized and unrealized gain (loss)	1.65	(6.37)	(5.33)	1.29	5.38
Total from investment operations	1.72	(6.35)	(5.39)	1.65	5.30
Distributions from net investment income	(.06)	-	(.21)	-	-
Distributions from net realized gain	-	-	(.26)	(.96)	(1.15)
Total distributions	(.06)	-	(.47)	(.96)	(1.15)
Redemption fees added to paid in capital C	- F	- F	- F	.01	.01
Net asset value, end of period	$ 10.16	$ 8.50	$ 14.85	$ 20.71	$ 20.01
Total Return A, B	20.35%	(42.76)%	(26.62)%	8.84%	37.72%
Ratios to Average Net Assets E
Expenses before expense reductions	2.23%	2.11%	1.96%	1.93%	2.07%
Expenses net of voluntary waivers, if any	2.23%	2.11%	1.96%	1.93%	2.07%
Expenses net of all reductions	2.12%	2.02%	1.91%	1.90%	2.04%
Net investment income (loss)	.80%	.13%	(.39)%	1.66%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,530	$ 41,496	$ 104,628	$ 107,332	$ 23,524
Portfolio turnover rate	81%	116%	220%	172%	149%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.52 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.86	$ 15.31	$ 21.19	$ 20.38	$ 16.02
Income from Investment Operations
Net investment income (loss) B	.18	.16	.12	.60 C	.11
Net realized and unrealized gain (loss)	1.71	(6.61)	(5.44)	1.29	5.46
Total from investment operations	1.89	(6.45)	(5.32)	1.89	5.57
Distributions from net investment income	(.28)	-	(.30)	(.08)	-
Distributions from net realized gain	-	-	(.26)	(1.01)	(1.22)
Total distributions	(.28)	-	(.56)	(1.09)	(1.22)
Redemption fees added to paid in capital B	- E	- E	- E	.01	.01
Net asset value, end of period	$ 10.47	$ 8.86	$ 15.31	$ 21.19	$ 20.38
Total Return A	21.94%	(42.13)%	(25.78)%	9.93%	39.31%
Ratios to Average Net Assets D
Expenses before expense reductions	1.06%	.96%	.85%	.88%	1.02%
Expenses net of voluntary waivers, if any	1.06%	.96%	.85%	.88%	1.02%
Expenses net of all reductions	.94%	.87%	.80%	.85%	.99%
Net investment income (loss)	1.98%	1.28%	.72%	2.71%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,891	$ 2,939	$ 8,945	$ 19,064	$ 6,963
Portfolio turnover rate	81%	116%	220%	172%	149%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Investment income per share reflects a special dividend which amounted to $.52 per share.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 26,982,307	|
Unrealized depreciation	(17,524,951)
Net unrealized appreciation (depreciation)	9,457,356
Undistributed ordinary income	774,598
Capital loss carryforward	(373,650,891)
Cost for federal income tax purposes	$ 195,841,874

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 2,317,127	$ -

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.08%	.25%	$ 70,494	$ 6	$ 17,322
Class T	.33%	.25%	319,168	620	45,168
Class B	.75%	.25%	855,493	641,621	-
Class C	.75%	.25%	379,862	15,875	-
			$ 1,625,017	$ 658,122	$ 62,490

Telecommunications & Utilities Growth

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,013
Class T	10,099
Class B*	349,720
Class C*	4,270
$ 370,102

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 140,274.66
Class T	372,143.68
Class B	555,359.65
Class C	212,762.56
Institutional Class	10,162.38
	$ 1,290,700

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $96,893 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 17,949
Class T	1.75%	56,650
Class B	2.25%	62,942
		$ 137,541

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 170,999
Class A	17,322	-
Class T	45,168	-
	$62,490	$170,999

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2003	2002
From net investment income
Class A	$ 464,762	$ -
Class T	900,722	-
Class B	594,921	-
Class C	272,875	-
Institutional Class	83,847	-
Total	$ 2,317,127	$ -

Telecommunications & Utilities Growth

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended July 31,		Dollars Years ended July 31,
	2003	2002	2003	2002
Class A
Shares sold	276,709	423,943	$ 2,506,688	$ 5,364,348
Reinvestment of distributions	47,515	-	418,463	-
Shares redeemed	(786,112)	(1,438,811)	(7,112,889)	(16,758,846)
Net increase (decrease)	(461,888)	(1,014,868)	$ (4,187,738)	$ (11,394,498)
Class T
Shares sold	687,303	836,344	$ 6,362,754	$ 10,272,609
Reinvestment of distributions	94,963	-	835,527	-
Shares redeemed	(2,241,515)	(3,903,935)	(20,155,205)	(45,871,986)
Net increase (decrease)	(1,459,249)	(3,067,591)	$ (12,956,924)	$ (35,599,377)
Class B
Shares sold	485,244	989,939	$ 4,462,261	$ 12,170,806
Reinvestment of distributions	56,917	-	497,557	-
Shares redeemed	(2,669,897)	(4,604,725)	(23,339,570)	(52,267,314)
Net increase (decrease)	(2,127,736)	(3,614,786)	$ (18,379,752)	$ (40,096,508)
Class C
Shares sold	516,658	695,153	$ 4,655,427	$ 8,575,724
Reinvestment of distributions	23,481	-	205,553	-
Shares redeemed	(1,732,363)	(2,855,788)	(15,285,051)	(32,747,868)
Net increase (decrease)	(1,192,224)	(2,160,635)	$ (10,424,071)	$ (24,172,144)
Institutional Class
Shares sold	46,922	50,827	$ 453,326	$ 664,720
Reinvestment of distributions	4,314	-	38,181	-
Shares redeemed	(106,668)	(303,484)	(951,849)	(3,674,257)
Net increase (decrease)	(55,432)	(252,657)	$ (460,342)	$ (3,009,537)

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(2_Fidelity_logos)(Registered Trademark)

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(Fidelity Investments Institutional Services Company Inc.)

P.O. Box 505422

Cincinnati, OH 45250-5422

Printed on Recycled Paper

AFOC-UANNPRO-0903
1.789241.100

(Fidelity Investment logo)(registered trademark)

Independent Auditors' Report

To the Trustees of Advisor Series VII and the Shareholders of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (collectively, the "Funds"), including the portfolios of investments, as of July 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund as of July 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1980

Trustee of Advisor Biotechnology (2000), Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications (2000), Advisor Electronics (2000), Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Biotechnology (2001), Advisor Consumer Industries (2001), Advisor Cyclical Industries (2001), Advisor Developing Communications (2001), Advisor Electronics (2001), Advisor Financial Services (2001), Advisor Health Care (2001), Advisor Natural Resources (2001), Advisor Technology (2001), and Advisor Telecommunications & Utilities Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VII. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VII. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Eric D. Roiter (54)

Year of Election or Appointment: 1998 or 2000

Secretary of Advisor Biotechnology (2000), Advisor Consumer Industries (1998), Advisor Cyclical Industries (1998), Advisor Developing Communications (2000), Advisor Electronics (2000), Advisor Financial Services (1998), Advisor Health Care (1998), Advisor Natural Resources (1998), Advisor Technology (1998), and Advisor Telecommunications & Utilities Growth (1998). He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)

Year of Election or Appointment: 1986, 1987, 1996, or 2000

Assistant Treasurer of Assistant Treasurer of Advisor Biotechnology (2000), Advisor Consumer Industries (1996), Advisor Cyclical Industries (1996), Advisor Developing Communications (2000), Advisor Electronics (2000), Advisor Financial Services (1996), Advisor Health Care (1996), Advisor Natural Resources (1987), Advisor Technology (1996), and Advisor Telecommunications & Utilities Growth (1996). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

State Street Bank and Trust (dagger)(dagger)

Quincy, MA

* Custodian for Fidelity Advisor Natural Resources Fund only.

(dagger)(dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund only.

Annual Report

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Focus Funds®

Institutional Class

Biotechnology

Consumer Industries

Cyclical Industries

Developing Communications

Electronics

Financial Services

Health Care

Natural Resources

Technology

Telecommunications &
Utilities Growth

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Biotechnology	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Consumer Industries	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Cyclical Industries	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Developing Communications	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Electronics	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Financial Services	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Health Care	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Natural Resources	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Technology	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Telecommunications & Utilities Growth	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

For a free copy of the funds' proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Advisor Biotechnology Fund - Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns for Institutional Class would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Life of FundA
Institutional Class	35.68%	-18.05%

A From December 27, 2000.

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Biotechnology Fund - Institutional Class on December 27, 2000, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andraz Razen, Portfolio Manager of Fidelity® Advisor Biotechnology Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite® Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500SM Index gained 10.64%, the small-cap-laden Russell 2000® Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial AverageSM added 8.16%.

During the 12-month period ending July 31, 2003, the fund's Institutional Class shares returned 35.68%. These returns outperformed the 14.98% return for the Goldman Sachs® Health Care Index and the 10.64% return for the Standard & Poor's 500 Index. The fund benefited from being invested primarily in biotechnology stocks, a group that outperformed all other health care industries during the period for a couple of reasons. First, the Food and Drug Administration approved several new drugs for the treatment of a broad range of diseases through the first seven months of 2003 - a pace ahead of the previous year. Second, the market reacted positively to better-than-expected sales of several existing drugs on the market. The fund held significantly larger positions than the index in many stocks that benefited from either new drug approvals and/or higher products sales, including Amgen, Genentech and Gilead Sciences. On the down side, detractors included IDEC Pharmaceuticals, which declined in value partly because its non-Hodgkin's lymphoma drug, Zevalin, failed to meet the market's sales expectations. Additionally, Regeneron Pharmaceuticals was hurt by poor Phase III human clinical trial data on its obesity drug, Axokine.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Biotechnology Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
Genentech, Inc.	10.1
Gilead Sciences, Inc.	10.0
Amgen, Inc.	9.6
Genzyme Corp. - General Division	8.3
Biogen, Inc.	5.8
MedImmune, Inc.	5.4
Cephalon, Inc.	5.0
Celgene Corp.	3.8
IDEC Pharmaceuticals Corp.	2.7
Invitrogen Corp.	2.2
62.9
Top Industries as of July 31, 2003
% of fund's net assets
Biotechnology	78.4%
Pharmaceuticals	5.7%
Health Care Equipment & Supplies	0.6%
All Others*	15.3%

* Includes short-term investments and net other assets.

Advisor Biotechnology Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 84.3%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 78.2%
Abgenix, Inc. (a)	35,870	$ 455,190
Actelion Ltd. (Reg.) (a)	13,039	901,572
Affymetrix, Inc. (a)	14,900	357,600
Alkermes, Inc. (a)	40,540	535,128
Amgen, Inc. (a)	61,710	4,293,782
Amylin Pharmaceuticals, Inc. (a)	900	21,573
Biogen, Inc. (a)	67,930	2,609,871
BioMarin Pharmaceutical, Inc. (a)	16,000	173,440
Celgene Corp. (a)	46,820	1,714,080
Cell Therapeutics, Inc. (a)	15,249	165,299
Cephalon, Inc. (a)	45,199	2,259,046
Chiron Corp. (a)	8,900	405,840
CV Therapeutics, Inc. (a)	13,228	472,107
Enzon Pharmaceuticals, Inc. (a)	12,500	169,625
Genentech, Inc. (a)	56,300	4,546,225
Genzyme Corp. - General Division (a)	73,420	3,703,305
Gilead Sciences, Inc. (a)	65,800	4,490,850
IDEC Pharmaceuticals Corp. (a)	35,270	1,193,537
Ilex Oncology, Inc. (a)	14,000	233,660
ImClone Systems, Inc. (a)	8,000	334,560
Invitrogen Corp. (a)	19,150	991,970
Isis Pharmaceuticals, Inc. (a)	5,800	30,102
Medarex, Inc. (a)	18,290	101,692
MedImmune, Inc. (a)	61,900	2,425,861
Millennium Pharmaceuticals, Inc. (a)	16	201
Neurocrine Biosciences, Inc. (a)	16,200	869,616
OSI Pharmaceuticals, Inc. (a)	3,000	100,830
Regeneron Pharmaceuticals, Inc. (a)	6,100	93,940
Techne Corp. (a)	11,910	385,050
Telik, Inc. (a)	300	5,727
Transkaryotic Therapies, Inc. (a)	7,940	93,295
Trimeris, Inc. (a)	7,700	341,495
Vertex Pharmaceuticals, Inc. (a)	24,050	348,485
XOMA Ltd. (a)	26,600	200,032
Zymogenetics, Inc. (a)	1,800	25,074
TOTAL BIOTECHNOLOGY		35,049,660
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Boston Scientific Corp. (a)	2,900	183,367
Epix Medical, Inc. (a)	4,300	81,012
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		264,379
PHARMACEUTICALS - 5.5%
Abbott Laboratories	14,300	561,275
Altana AG sponsored ADR	3,800	234,650
Barr Laboratories, Inc. (a)	750	50,663
Esperion Therapeutics, Inc. (a)	6,900	111,297
Guilford Pharmaceuticals, Inc. (a)	7,000	38,640
Johnson & Johnson	7,800	403,962
Ligand Pharmaceuticals, Inc. Class B (a)	11,600	148,828

	Shares	Value (Note 1)
Sepracor, Inc. (a)	13,996	$ 339,403
Shire Pharmaceuticals Group PLC sponsored ADR (a)	6,900	161,667
Wyeth	9,400	428,452
TOTAL PHARMACEUTICALS		2,478,837
TOTAL COMMON STOCKS (Cost $32,854,642)		37,792,876
Convertible Bonds - 0.4%
	Principal Amount
BIOTECHNOLOGY - 0.2%
Cell Therapeutics, Inc. 5.75% 6/15/08 (c)	$ 90,000	72,000
PHARMACEUTICALS - 0.2%
Sepracor, Inc. 5.75% 11/15/06 (c)	120,000	112,056
TOTAL CONVERTIBLE BONDS (Cost $205,426)		184,056
Money Market Funds - 15.4%
Shares
Fidelity Cash Central Fund, 1.12% (b) (Cost $6,889,484)	6,889,484	6,889,484
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $39,949,552)	44,866,416
NET OTHER ASSETS - (0.1)%	(65,930)
NET ASSETS - 100%	$ 44,800,486
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $184,056 or 0.4% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $21,108,386 and $19,045,083, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,135 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $15,084,000 of which $1,850,000 and $13,234,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (cost $39,949,552) - See accompanying schedule		$ 44,866,416
Receivable for investments sold		49,924
Receivable for fund shares sold		103,200
Dividends receivable		3,503
Interest receivable		7,997
Receivable from investment adviser for expense reductions		7,333
Other receivables		649
Total assets		45,039,022
Liabilities
Payable for investments purchased	$ 56,832
Payable for fund shares redeemed	81,119
Accrued management fee	20,982
Distribution fees payable	26,314
Other payables and accrued expenses	53,289
Total liabilities		238,536
Net Assets		$ 44,800,486
Net Assets consist of:
Paid in capital		$ 55,596,867
Undistributed net investment income		2,379
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,715,624)
Net unrealized appreciation (depreciation) on investments		4,916,864
Net Assets		$ 44,800,486
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,718,194 ÷ 1,299,708 shares)		$ 5.94

Maximum offering price per share (100/94.25 of $5.94)		$ 6.30
Class T: Net Asset Value and redemption price per share ($10,281,246 ÷ 1,743,295 shares)		$ 5.90

Maximum offering price per share (100/96.50 of $5.90)		$ 6.11
Class B: Net Asset Value and offering price per share ($15,154,448 ÷ 2,605,136 shares) A		$ 5.82

Class C: Net Asset Value and offering price per share ($10,493,472 ÷ 1,803,492 shares) A		$ 5.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,153,126 ÷ 193,080 shares)		$ 5.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 13,597
Interest		105,393
Security lending		1,679
Total income		120,669

Expenses
Management fee	$ 192,298
Transfer agent fees	218,005
Distribution fees	243,104
Accounting and security lending fees	61,700
Non-interested trustees' compensation	126
Custodian fees and expenses	7,393
Registration fees	45,666
Audit	48,958
Legal	210
Miscellaneous	2,195
Total expenses before reductions	819,655
Expense reductions	(172,922)	646,733
Net investment income (loss)		(526,064)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,907,763)
Foreign currency transactions	(284)
Total net realized gain (loss)		(2,908,047)
Change in net unrealized appreciation (depreciation) on investment securities		13,954,492
Net gain (loss)		11,046,445
Net increase (decrease) in net assets resulting from operations		$ 10,520,381

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Biotechnology Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (526,064)	$ (609,039)
Net realized gain (loss)	(2,908,047)	(11,662,593)
Change in net unrealized appreciation (depreciation)	13,954,492	(6,936,768)
Net increase (decrease) in net assets resulting from operations	10,520,381	(19,208,400)
Share transactions - net increase (decrease)	3,458,182	21,911,313
Redemption fees	25,473	34,461
Total increase (decrease) in net assets	14,004,036	2,737,374

Net Assets
Beginning of period	30,796,450	28,059,076
End of period (including undistributed net investment income of $2,379 and undistributed net investment income of $1,044, respectively)	$ 44,800,486	$ 30,796,450

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.39	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	(.04)
Net realized and unrealized gain (loss)	1.60	(2.64)	(2.88)
Total from investment operations	1.55	(2.71)	(2.92)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.94	$ 4.39	$ 7.09
Total Return B, C, D	35.31%	(38.08)%	(29.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.04%	1.99%	3.07% A
Expenses net of voluntary waivers, if any	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.47%	1.46%	1.49% A
Net investment income (loss)	(1.11)%	(1.19)%	(.94)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,718	$ 4,657	$ 4,232
Portfolio turnover rate	71%	113%	64% A

Annualized

Total returns for periods of less than one year are not annualized.

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

For the period December 27, 2000 (commencement of operations) to July 31, 2001.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.37	$ 7.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.05)
Net realized and unrealized gain (loss)	1.59	(2.62)	(2.89)
Total from investment operations	1.53	(2.71)	(2.94)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.90	$ 4.37	$ 7.07
Total Return B, C, D	35.01%	(38.19)%	(29.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.39%	2.27%	3.29% A
Expenses net of voluntary waivers, if any	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.72%	1.72%	1.74% A
Net investment income (loss)	(1.36)%	(1.45)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,281	$ 6,861	$ 7,721
Portfolio turnover rate	71%	113%	64% A

Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	1.58	(2.61)	(2.89)
Total from investment operations	1.49	(2.73)	(2.96)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.82	$ 4.33	$ 7.05
Total Return B, C, D	34.41%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.78%	2.74%	3.83% A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.22%	2.22%	2.24% A
Net investment income (loss)	(1.86)%	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,154	$ 10,218	$ 8,875
Portfolio turnover rate	71%	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	1.58	(2.61)	(2.89)
Total from investment operations	1.49	(2.73)	(2.96)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.82	$ 4.33	$ 7.05
Total Return B, C, D	34.41%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.58%	2.57%	3.73% A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.22%	2.22%	2.24% A
Net investment income (loss)	(1.86)%	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,493	$ 8,204	$ 6,321
Portfolio turnover rate	71%	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 4.40	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.06)	(.03)
Net realized and unrealized gain (loss)	1.61	(2.64)	(2.89)
Total from investment operations	1.57	(2.70)	(2.92)
Redemption fees added to paid in capital D	- G	.01	.01
Net asset value, end of period	$ 5.97	$ 4.40	$ 7.09
Total Return B, C	35.68%	(37.94)%	(29.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.37%	1.41%	2.58% A
Expenses net of voluntary waivers, if any	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.22%	1.22%	1.24% A
Net investment income (loss)	(.86)%	(.94)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,153	$ 857	$ 911
Portfolio turnover rate	71%	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

due to foreign currency transactions, market discount, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 8,017,181	|
Unrealized depreciation	(3,700,287)
Net unrealized appreciation (depreciation)	4,316,894
Capital loss carryforward	(15,083,671)

Cost for federal income tax purposes	$ 40,549,522

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-%	.25%	$ 13,310	$ -	$ -
Class T	.25%	.25%	37,771	-	-
Class B	.75%	.25%	111,857	83,892	-
Class C	.75%	.25%	80,166	26,157	-
			$ 243,104	$ 110,049	$ -

Biotechnology

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,702
Class T	6,788
Class B*	52,592
Class C*	6,122
$ 78,204

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 37,445.70
Class T	60,581.80
Class B	77,757.69
Class C	39,881.50
Institutional Class	2,341.28
	$ 218,005

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $76,949 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 28,783
Class T	1.75%	48,309
Class B	2.25%	59,694
Class C	2.25%	27,022
Institutional Class	1.25%	1,002
		$ 164,810

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 8,104	$ 8
Class A	-	-	-
Class T	-	-	-
	$ -	$ 8,104	$ 8

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended July 31,		Dollars Years ended July 31,
Years ended July 31,	2003	2002	2003	2002
Class A
Shares sold	680,076	848,785	$ 3,440,096	$ 5,562,171
Shares redeemed	(441,219)	(384,919)	(2,151,060)	(2,272,579)
Net increase (decrease)	238,857	463,866	$ 1,289,036	$ 3,289,592
Class T
Shares sold	780,971	1,079,333	$ 3,727,715	$ 7,101,784
Shares redeemed	(607,382)	(601,044)	(2,754,456)	(3,524,433)
Net increase (decrease)	173,589	478,289	$ 973,259	$ 3,577,351
Class B
Shares sold	1,029,065	2,150,963	$ 4,968,448	$ 13,924,032
Shares redeemed	(781,932)	(1,051,240)	(3,620,850)	(6,284,958)
Net increase (decrease)	247,133	1,099,723	$ 1,347,598	$ 7,639,074
Class C
Shares sold	755,361	1,457,264	$ 3,589,348	$ 9,470,324
Shares redeemed	(844,807)	(460,985)	(3,793,398)	(2,621,050)
Net increase (decrease)	(89,446)	996,279	$ (204,050)	$ 6,849,274
Institutional Class
Shares sold	85,342	135,985	$ 466,184	$ 963,997
Shares redeemed	(86,741)	(69,886)	(413,845)	(407,975)
Net increase (decrease)	(1,399)	66,099	$ 52,339	$ 556,022

Biotechnology

Advisor Consumer Industries Fund - Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns for Institutional Class would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Life of FundA
Institutional Class	8.06%	0.54%	8.73%

A From September 3, 1996.

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries Fund - Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christian Zann, Portfolio Manager of Fidelity Advisor Consumer Industries Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

For the 12-month period that ended on July 31, 2003, the fund's Institutional Class shares returned 8.06%. For the comparable period, the Goldman Sachs Consumer Industries Index rose 7.48%, while the Standard & Poor's 500 Index gained 10.64%. The late-in-the-period rally produced solid performance for many stocks in the consumer industries universe. The greatest boost to fund performance came from its overweighting in the media sector, where holdings such as Fox Entertainment and Clear Channel Communications benefited from a recent strengthening in corporate advertising budgets. Internet-based stocks Yahoo! and Amazon.com added strong absolute and relative performance. Underweighted positions in selected retailing and consumer products names, such as Target and Altria Group, held back fund performance, as these stocks showed overall gains roughly in line with the 7.48% rise in the Goldman Sachs index.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Consumer Industries Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
The Coca-Cola Co.	9.1
Procter & Gamble Co.	6.6
AOL Time Warner, Inc.	5.0
Fox Entertainment Group, Inc. Class A	4.7
Walt Disney Co.	4.4
Viacom, Inc. Class B (non-vtg.)	4.2
Wal-Mart Stores, Inc.	4.0
Colgate-Palmolive Co.	2.3
CVS Corp.	2.1
Dean Foods Co.	2.1
44.5
Top Industries as of July 31, 2003
% of fund's net assets
Media	28.9%
Beverages	10.5%
Specialty Retail	9.9%
Household Products	9.3%
Food & Staples Retailing	8.1%
All Others*	33.3%

* Includes short-term investments and net other assets.

Annual Report

Advisor Consumer Industries Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
AUTOMOBILES - 0.6%
Harley-Davidson, Inc.	5,900	$ 276,592
BEVERAGES - 10.5%
Anheuser-Busch Companies, Inc.	9,500	492,290
Coca-Cola Enterprises, Inc.	3,000	51,150
Coca-Cola Femsa SA de CV sponsored ADR (a)	5,800	127,600
PepsiCo, Inc.	28	1,290
The Coca-Cola Co.	93,550	4,206,941
TOTAL BEVERAGES		4,879,271
COMMERCIAL SERVICES & SUPPLIES - 1.9%
Aramark Corp. Class B (a)	7,200	161,640
Cendant Corp. (a)	100	1,795
Cintas Corp.	12,000	494,040
Manpower, Inc.	5,300	201,930
TOTAL COMMERCIAL SERVICES & SUPPLIES		859,405
FOOD & STAPLES RETAILING - 8.1%
CVS Corp.	33,300	998,667
Safeway, Inc. (a)	21,600	461,160
Sysco Corp.	13,500	406,755
Wal-Mart Stores, Inc.	32,880	1,838,321
Whole Foods Market, Inc. (a)	900	45,878
TOTAL FOOD & STAPLES RETAILING		3,750,781
FOOD PRODUCTS - 7.2%
Bunge Ltd.	7,900	236,605
ConAgra Foods, Inc.	9,500	214,035
Dean Foods Co. (a)	31,950	956,264
Fresh Del Monte Produce, Inc.	9,500	264,385
Green Mountain Coffee Roasters, Inc. (a)	13,100	257,546
Hershey Foods Corp.	3,200	232,992
McCormick & Co., Inc. (non-vtg.)	1,760	44,986
The J.M. Smucker Co.	7,941	317,958
Tyson Foods, Inc. Class A	7,700	87,241
Unilever NV (NY Shares)	11,300	638,224
Wm. Wrigley Jr. Co.	1,100	59,719
TOTAL FOOD PRODUCTS		3,309,955
HOTELS, RESTAURANTS & LEISURE - 4.8%
Boyd Gaming Corp. (a)	200	3,190
Brinker International, Inc. (a)	8,300	290,500
California Pizza Kitchen, Inc. (a)	850	14,883
Darden Restaurants, Inc.	12,100	226,391
International Speedway Corp. Class A	6,600	255,024
Marriott International, Inc. Class A	1,800	73,980
McDonald's Corp.	8,900	204,789
MGM MIRAGE (a)	2,900	99,470
Outback Steakhouse, Inc.	15,400	575,190

	Shares	Value (Note 1)
Royal Caribbean Cruises Ltd.	12,100	$ 353,925
Wendy's International, Inc.	4,120	121,087
TOTAL HOTELS, RESTAURANTS & LEISURE		2,218,429
HOUSEHOLD DURABLES - 0.1%
Whirlpool Corp.	900	58,302
HOUSEHOLD PRODUCTS - 9.3%
Colgate-Palmolive Co.	19,500	1,064,700
Kimberly-Clark Corp.	3,700	179,080
Procter & Gamble Co.	34,785	3,056,558
TOTAL HOUSEHOLD PRODUCTS		4,300,338
INTERNET & CATALOG RETAIL - 1.3%
Amazon.com, Inc. (a)	14,200	592,424
INTERNET SOFTWARE & SERVICES - 2.0%
LookSmart Ltd. (a)	69,500	291,900
Overture Services, Inc. (a)	9,800	232,064
Yahoo!, Inc. (a)	13,600	423,368
TOTAL INTERNET SOFTWARE & SERVICES		947,332
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Mattel, Inc.	13,700	266,191
MEDIA - 28.9%
AMC Entertainment, Inc. (a)	21,200	235,956
AOL Time Warner, Inc. (a)	148,300	2,288,269
Clear Channel Communications, Inc.	12,449	509,787
Comcast Corp.:
Class A (a)	17,300	524,536
Class A (special) (a)	27,180	796,374
Cox Communications, Inc. Class A (a)	7,900	251,141
Dow Jones & Co., Inc.	9,000	380,970
E.W. Scripps Co. Class A	3,600	298,656
EchoStar Communications Corp. Class A (a)	5,300	192,231
Emmis Communications Corp. Class A (a)	200	4,002
Entercom Communications Corp. Class A (a)	100	4,739
Fox Entertainment Group, Inc. Class A (a)	71,800	2,173,386
Gannett Co., Inc.	4,580	351,881
Liberty Media Corp. Class A (a)	56,800	629,912
Meredith Corp.	6,500	295,620
Omnicom Group, Inc.	4,100	302,908
Regal Entertainment Group Class A	400	7,380
Univision Communications, Inc. Class A (a)	2,700	84,240
Viacom, Inc.:
Class A	2,500	109,025
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA - CONTINUED
Viacom, Inc.: - continued
Class B (non-vtg.)	44,297	$ 1,927,805
Walt Disney Co.	92,200	2,021,024
TOTAL MEDIA		13,389,842
MULTILINE RETAIL - 4.9%
99 Cents Only Stores (a)	5,500	188,100
Big Lots, Inc. (a)	18,600	286,626
Dollar General Corp.	8,300	152,720
Dollar Tree Stores, Inc. (a)	23,100	847,308
Family Dollar Stores, Inc.	10,200	382,602
Nordstrom, Inc.	4,600	97,106
Saks, Inc. (a)	3,200	36,192
Tuesday Morning Corp. (a)	8,900	252,582
TOTAL MULTILINE RETAIL		2,243,236
PERSONAL PRODUCTS - 2.7%
Avon Products, Inc.	11,150	695,649
Gillette Co.	17,700	544,452
TOTAL PERSONAL PRODUCTS		1,240,101
REAL ESTATE - 0.0%
Corrections Corp. of America (a)	10	247
SOFTWARE - 0.5%
Electronic Arts, Inc. (a)	2,700	226,800
SPECIALTY RETAIL - 9.9%
Best Buy Co., Inc. (a)	4,950	216,068
Borders Group, Inc. (a)	21,200	377,360
Circuit City Stores, Inc.	15,200	139,536
Finish Line, Inc. Class A (a)	22,500	503,325
Home Depot, Inc.	19,490	608,088
Hot Topic, Inc. (a)	100	2,890
Limited Brands, Inc.	9,000	150,390
Lowe's Companies, Inc.	9,200	437,552
Office Depot, Inc. (a)	5,900	97,940
PETCO Animal Supplies, Inc. (a)	10,500	263,445
PETsMART, Inc.	27,400	543,342
Staples, Inc. (a)	42,600	857,964
West Marine, Inc. (a)	19,500	403,455
TOTAL SPECIALTY RETAIL		4,601,355
TEXTILES APPAREL & LUXURY GOODS - 3.0%
Brown Shoe Co., Inc.	3,400	101,422
Kellwood Co.	7,700	252,945
Liz Claiborne, Inc.	8,400	289,212
NIKE, Inc. Class B	7,800	403,572
Oshkosh B'Gosh, Inc. Class A	2,700	69,120

	Shares	Value (Note 1)
Reebok International Ltd. (a)	3,400	$ 111,860
Russell Corp.	7,000	139,370
TOTAL TEXTILES APPAREL & LUXURY GOODS		1,367,501
TOBACCO - 2.8%
Altria Group, Inc.	15,020	600,950
UST, Inc.	20,700	688,275
TOTAL TOBACCO		1,289,225
TOTAL COMMON STOCKS (Cost $41,874,181)		45,817,327
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 1.12% (b)	755,331	755,331
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	231,000	231,000
TOTAL MONEY MARKET FUNDS (Cost $986,331)		986,331
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $45,000)	45,001	45,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $42,905,512)	46,848,658
NET OTHER ASSETS - (1.3)%	(585,516)
NET ASSETS - 100%	$ 46,263,142
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $42,456,844 and $35,006,870, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,623 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $2,654,000 of which $1,251,000 and $1,403,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $1,021,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Consumer Industries Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003
Assets
Investment in securities, at value (including securities loaned of $222,530 and repurchase agreements of $45,000) (cost $42,905,512) - See accompanying schedule		$ 46,848,658
Cash		944
Receivable for investments sold		214,139
Receivable for fund shares sold		105,119
Dividends receivable		30,960
Interest receivable		507
Receivable from investment adviser for expense reductions		1,960
Other receivables		14
Total assets		47,202,301
Liabilities
Payable for investments purchased	$ 558,033
Payable for fund shares redeemed	57,620
Accrued management fee	22,458
Distribution fees payable	26,536
Other payables and accrued expenses	43,512
Collateral on securities loaned, at value	231,000
Total liabilities		939,159
Net Assets		$ 46,263,142
Net Assets consist of:
Paid in capital		$ 46,290,175
Accumulated undistributed net realized gain (loss) on investments		(3,970,179)
Net unrealized appreciation (depreciation) on investments		3,943,146
Net Assets		$ 46,263,142
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,100,555 ÷ 664,015 shares)		$ 13.71

Maximum offering price per share (100/94.25 of $13.71)		$ 14.55
Class T: Net Asset Value and redemption price per share ($13,693,409 ÷ 1,013,242 shares)		$ 13.51

Maximum offering price per share (100/96.50 of $13.51)		$ 14.00
Class B: Net Asset Value and offering price per share ($15,944,216 ÷ 1,218,853 shares) A		$ 13.08

Class C: Net Asset Value and offering price per share ($6,758,922 ÷ 515,948 shares) A		$ 13.10

Institutional: Net Asset Value, offering price and redemption price per share ($766,040 ÷ 54,910 shares)		$ 13.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 436,618
Interest		44,678
Security lending		4,005
Total income		485,301

Expenses
Management fee	$ 248,331
Transfer agent fees	177,702
Distribution fees	300,147
Accounting and security lending fees	61,883
Non-interested trustees' compensation	167
Custodian fees and expenses	4,163
Registration fees	46,790
Audit	41,135
Legal	400
Miscellaneous	1,670
Total expenses before reductions	882,388
Expense reductions	(73,965)	808,423
Net investment income (loss)		(323,122)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,493,545)
Change in net unrealized appreciation (depreciation) on investment securities		5,783,611
Net gain (loss)		3,290,066
Net increase (decrease) in net assets resulting from operations		$ 2,966,944

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Consumer Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (323,122)	$ (313,840)
Net realized gain (loss)	(2,493,545)	(1,106,462)
Change in net unrealized appreciation (depreciation)	5,783,611	(5,550,831)
Net increase (decrease) in net assets resulting from operations	2,966,944	(6,971,133)
Distributions to shareholders from net realized gain	-	(880,542)
Share transactions - net increase (decrease)	3,526,707	9,811,601
Redemption fees	16,225	9,033
Total increase (decrease) in net assets	6,509,876	1,968,959

Net Assets
Beginning of period	39,753,266	37,784,307
End of period	$ 46,263,142	$ 39,753,266

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 15.20	$ 15.04	$ 16.01	$ 15.08
Income from Investment Operations
Net investment income (loss) C	(.04)	(.05)	.01	(.04)	(.03)
Net realized and unrealized gain (loss)	1.04	(2.09)	.15	(.68)	1.80
Total from investment operations	1.00	(2.14)	.16	(.72)	1.77
Distributions from net realized gain	-	(.35)	-	(.20)	(.85)
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	(.35)	-	(.26)	(.85)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 13.71	$ 12.71	$ 15.20	$ 15.04	$ 16.01
Total Return A, B	7.87%	(14.30)%	1.06%	(4.48)%	13.49%
Ratios to Average Net Assets D
Expenses before expense reductions	1.70%	1.69%	1.71%	1.62%	1.61%
Expenses net of voluntary waivers, if any	1.53%	1.50%	1.50%	1.50%	1.55%
Expenses net of all reductions	1.48%	1.47%	1.49%	1.49%	1.54%
Net investment income (loss)	(.33)%	(.36)%	.08%	(.24)%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,101	$ 7,209	$ 4,648	$ 3,609	$ 3,504
Portfolio turnover rate	88%	136%	77%	69%	80%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 15.06	$ 14.93	$ 15.93	$ 15.00
Income from Investment Operations
Net investment income (loss) C	(.07)	(.09)	(.02)	(.08)	(.06)
Net realized and unrealized gain (loss)	1.01	(2.05)	.15	(.67)	1.79
Total from investment operations	.94	(2.14)	.13	(.75)	1.73
Distributions from net realized gain	-	(.35)	-	(.20)	(.81)
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	(.35)	-	(.26)	(.81)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 13.51	$ 12.57	$ 15.06	$ 14.93	$ 15.93
Total Return A, B	7.48%	(14.44)%	.87%	(4.69)%	13.20%
Ratios to Average Net Assets D
Expenses before expense reductions	1.87%	1.89%	1.98%	1.85%	1.83%
Expenses net of voluntary waivers, if any	1.78%	1.75%	1.75%	1.75%	1.79%
Expenses net of all reductions	1.73%	1.72%	1.73%	1.73%	1.77%
Net investment income (loss)	(.58)%	(.61)%	(.17)%	(.49)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,693	$ 12,132	$ 12,899	$ 13,275	$ 21,714
Portfolio turnover rate	88%	136%	77%	69%	80%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 14.73	$ 14.69	$ 15.76	$ 14.91
Income from Investment Operations
Net investment income (loss) C	(.13)	(.15)	(.10)	(.15)	(.14)
Net realized and unrealized gain (loss)	.99	(2.01)	.14	(.67)	1.79
Total from investment operations	.86	(2.16)	.04	(.82)	1.65
Distributions from net realized gain	-	(.35)	-	(.20)	(.81)
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	(.35)	-	(.26)	(.81)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 13.08	$ 12.22	$ 14.73	$ 14.69	$ 15.76
Total Return A, B	7.04%	(14.91)%	.27%	(5.19)%	12.71%
Ratios to Average Net Assets D
Expenses before expense reductions	2.37%	2.39%	2.51%	2.41%	2.39%
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25%	2.25%	2.31%
Expenses net of all reductions	2.19%	2.22%	2.24%	2.24%	2.30%
Net investment income (loss)	(1.05)%	(1.11)%	(.67)%	(.99)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,944	$ 13,807	$ 13,483	$ 9,021	$ 9,832
Portfolio turnover rate	88%	136%	77%	69%	80%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 14.75	$ 14.71	$ 15.78	$ 14.95
Income from Investment Operations
Net investment income (loss) C	(.13)	(.15)	(.10)	(.15)	(.15)
Net realized and unrealized gain (loss)	.99	(2.01)	.14	(.67)	1.80
Total from investment operations	.86	(2.16)	.04	(.82)	1.65
Distributions from net realized gain	-	(.35)	-	(.20)	(.83)
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	(.35)	-	(.26)	(.83)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 13.10	$ 12.24	$ 14.75	$ 14.71	$ 15.78
Total Return A, B	7.03%	(14.89)%	.27%	(5.19)%	12.72%
Ratios to Average Net Assets D
Expenses before expense reductions	2.33%	2.35%	2.49%	2.42%	2.42%
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25%	2.25%	2.32%
Expenses net of all reductions	2.19%	2.22%	2.24%	2.24%	2.30%
Net investment income (loss)	(1.05)%	(1.11)%	(.67)%	(.99)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,759	$ 5,391	$ 5,504	$ 3,048	$ 2,758
Portfolio turnover rate	88%	136%	77%	69%	80%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 15.38	$ 15.18	$ 16.11	$ 15.12
Income from Investment Operations
Net investment income (loss) B	(.01)	(.02)	.05	- D	.02
Net realized and unrealized gain (loss)	1.05	(2.10)	.15	(.69)	1.81
Total from investment operations	1.04	(2.12)	.20	(.69)	1.83
Distributions from net realized gain	-	(.35)	-	(.20)	(.85)
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	(.35)	-	(.26)	(.85)
Redemption fees added to paid in capital B	- D	- D	- D	.02	.01
Net asset value, end of period	$ 13.95	$ 12.91	$ 15.38	$ 15.18	$ 16.11
Total Return A	8.06%	(14.00)%	1.32%	(4.20)%	13.87%
Ratios to Average Net Assets C
Expenses before expense reductions	1.49%	1.39%	1.57%	1.31%	1.29%
Expenses net of voluntary waivers, if any	1.25%	1.25%	1.25%	1.25%	1.26%
Expenses net of all reductions	1.19%	1.22%	1.24%	1.24%	1.24%
Net investment income (loss)	(.05)%	(.11)%	.33%	.01%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 766	$ 1,215	$ 1,249	$ 1,449	$ 5,954
Portfolio turnover rate	88%	136%	77%	69%	80%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 5,091,084	|
Unrealized depreciation	(1,442,628)
Net unrealized appreciation (depreciation)	3,648,456
Capital loss carryforward	(2,654,138)
Cost for federal income tax purposes	$ 43,200,202

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 22,282	$ -	$2,355
Class T	.28%	.25%	68,192	38	3,814
Class B	.75%	.25%	146,178	109,661	-
Class C	.75%	.25%	63,495	13,404	-
			$ 300,147	$ 123,103	$6,169

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,440
Class T	3,477
Class B*	44,852
Class C*	1,720
$ 64,489

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Consumer Industries

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 37,667.47
Class T	50,615.39
Class B	61,558.42
Class C	24,135.38
Institutional Class	3,727.54
	$ 177,702

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $44,447 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 13,755
Class T	1.75%	12,090
Class B	2.25%	18,086
Class C	2.25%	5,192
Institutional Class	1.25%	1,689
		$ 50,812

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 16,984
Class A	2,355	-
Class T	3,814	-
	$ 6,169	$ 16,984

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2003	2002
From net realized gain
Class A	$ -	$ 102,669
Class T	-	295,235
Class B	-	320,702
Class C	-	132,591
Institutional Class	-	29,345
Total	$ -	$ 880,542

Consumer Industries

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended July 31,		Dollars Years ended July 31,
	2003	2002	2003	2002
Class A
Shares sold	377,980	409,150	$ 4,774,106	$ 6,029,949
Reinvestment of distributions	-	6,798	-	95,578
Shares redeemed	(281,020)	(154,808)	(3,483,682)	(2,163,115)
Net increase (decrease)	96,960	261,140	$ 1,290,424	$ 3,962,412
Class T
Shares sold	363,773	327,771	$ 4,562,911	$ 4,644,759
Reinvestment of distributions	-	20,155	-	280,760
Shares redeemed	(315,873)	(239,101)	(3,918,341)	(3,357,113)
Net increase (decrease)	47,900	108,825	$ 644,570	$ 1,568,406
Class B
Shares sold	479,966	495,785	$ 5,825,118	$ 6,882,458
Reinvestment of distributions	-	19,349	-	263,342
Shares redeemed	(390,683)	(300,907)	(4,652,792)	(4,053,212)
Net increase (decrease)	89,283	214,227	$ 1,172,326	$ 3,092,588
Class C
Shares sold	207,444	202,225	$ 2,509,927	$ 2,803,806
Reinvestment of distributions	-	8,123	-	110,717
Shares redeemed	(131,925)	(143,067)	(1,592,035)	(1,928,847)
Net increase (decrease)	75,519	67,281	$ 917,892	$ 985,676
Institutional Class
Shares sold	21,067	32,421	$ 270,692	$ 470,577
Reinvestment of distributions	-	1,131	-	16,100
Shares redeemed	(60,319)	(20,594)	(769,197)	(284,158)
Net increase (decrease)	(39,252)	12,958	$ (498,505)	$ 202,519

Annual Report

Advisor Cyclical Industries Fund - Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns for Institutional Class would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Life of FundA
Institutional Class	11.46%	3.48%	8.54%

A From September 3, 1996.

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries Fund - Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Matthew Fruhan, Portfolio Manager of Fidelity Advisor Cyclical Industries Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000® Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

During the 12-month period ending July 31, 2003, the fund's Institutional Class shares had a total return of 11.46%. The fund outperformed the Goldman Sachs Cyclical Industries Index, which returned 5.85%, and performed in line with the Standard & Poor's 500 Index, which rose 10.64%. Overweighted positions in capital goods, commodities and airline companies helped the portfolio relative to the cyclical industries benchmark, as did underweighted positions in the automobile and home furnishings industries. Performance leaders included Tyco International, which began to recover after controversies about its former management and its accounting practices subsided, and United Technologies, which benefited from strong management, excellent cash flow and an improved outlook. AMR, the parent of American Airlines, also added to fund returns after it recovered from an extremely oversold position. I sold the position in AMR before the end of the period. Detractors included defense contractors Northrop Grumman and Lockheed Martin, which declined after a period of strong performance in 2002.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Cyclical Industries Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
General Electric Co.	7.9
Tyco International Ltd.	6.2
3M Co.	5.9
Dow Chemical Co.	5.3
United Technologies Corp.	3.6
Lockheed Martin Corp.	3.5
Boeing Co.	2.9
Northrop Grumman Corp.	2.6
Caterpillar, Inc.	2.3
Lyondell Chemical Co.	2.2
42.4
Top Industries as of July 31, 2003
% of fund's net assets
Industrial Conglomerates	20.3%
Machinery	17.2%
Chemicals	15.6%
Aerospace & Defense	15.2%
Road & Rail	5.1%
All Others*	26.6%

* Includes short-term investments and net other assets.

Annual Report

Advisor Cyclical Industries Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 15.2%
BE Aerospace, Inc. (a)	17,600	$ 66,000
Boeing Co.	22,500	745,200
Bombardier, Inc. Class B (sub. vtg.)	65,700	240,994
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	5,200	94,744
Goodrich Corp.	6,300	144,900
Lockheed Martin Corp.	16,714	874,811
Northrop Grumman Corp.	7,127	657,394
United Defense Industries, Inc. (a)	4,400	111,716
United Technologies Corp.	12,011	903,588
TOTAL AEROSPACE & DEFENSE		3,839,347
AIR FREIGHT & LOGISTICS - 3.0%
C.H. Robinson Worldwide, Inc.	1,900	70,148
CNF, Inc.	3,900	108,615
FedEx Corp.	4,300	276,877
Ryder System, Inc.	1,400	40,684
United Parcel Service, Inc. Class B	4,000	252,320
TOTAL AIR FREIGHT & LOGISTICS		748,644
AIRLINES - 1.5%
Alaska Air Group, Inc. (a)	3,500	85,610
Delta Air Lines, Inc.	2,500	29,750
JetBlue Airways Corp. (a)	1,530	69,707
Northwest Airlines Corp. (a)	6,500	59,150
Ryanair Holdings PLC sponsored ADR (a)	3,000	128,670
TOTAL AIRLINES		372,887
AUTO COMPONENTS - 2.3%
American Axle & Manufacturing Holdings, Inc. (a)	4,200	121,590
BorgWarner, Inc.	900	60,093
Delphi Corp.	11,200	94,080
Gentex Corp. (a)	3,100	110,174
Johnson Controls, Inc.	700	67,627
Lear Corp. (a)	2,200	114,356
TOTAL AUTO COMPONENTS		567,920
AUTOMOBILES - 1.4%
Ford Motor Co.	21,500	237,790
Monaco Coach Corp. (a)	8,900	124,422
TOTAL AUTOMOBILES		362,212
BUILDING PRODUCTS - 2.8%
American Standard Companies, Inc. (a)	6,200	473,680
Masco Corp.	9,800	238,826
TOTAL BUILDING PRODUCTS		712,506

	Shares	Value (Note 1)
CHEMICALS - 15.6%
Arch Chemicals, Inc.	1,300	$ 26,910
Dow Chemical Co.	38,100	1,344,930
Engelhard Corp.	3,000	78,840
Ferro Corp.	4,300	93,568
Georgia Gulf Corp.	3,800	86,944
Hercules, Inc. (a)	6,000	68,520
Lyondell Chemical Co.	37,123	555,731
Millennium Chemicals, Inc.	35,700	398,412
Minerals Technologies, Inc.	1,400	69,930
Olin Corp.	7,300	136,364
PolyOne Corp.	34,700	158,232
PPG Industries, Inc.	5,500	310,585
Praxair, Inc.	7,200	465,552
Rohm & Haas Co.	4,100	145,017
TOTAL CHEMICALS		3,939,535
COMMERCIAL SERVICES & SUPPLIES - 2.3%
Allied Waste Industries, Inc. (a)	5,500	66,660
HON Industries, Inc.	1,700	56,542
Republic Services, Inc. (a)	11,200	271,040
Waste Connections, Inc. (a)	3,500	118,825
Waste Management, Inc.	3,100	74,059
TOTAL COMMERCIAL SERVICES & SUPPLIES		587,126
CONSTRUCTION & ENGINEERING - 0.9%
Granite Construction, Inc.	9,400	168,918
Jacobs Engineering Group, Inc. (a)	1,500	65,760
TOTAL CONSTRUCTION & ENGINEERING		234,678
CONSTRUCTION MATERIALS - 0.9%
Florida Rock Industries, Inc.	700	33,488
Martin Marietta Materials, Inc.	1,374	52,624
Texas Industries, Inc.	4,700	112,377
Vulcan Materials Co.	1,000	40,220
TOTAL CONSTRUCTION MATERIALS		238,709
CONTAINERS & PACKAGING - 0.5%
Owens-Illinois, Inc. (a)	900	10,287
Packaging Corp. of America (a)	300	5,670
Pactiv Corp. (a)	5,900	116,525
TOTAL CONTAINERS & PACKAGING		132,482
ELECTRICAL EQUIPMENT - 1.2%
Baldor Electric Co.	1,100	22,825
Emerson Electric Co.	4,200	225,540
Roper Industries, Inc.	1,600	63,840
TOTAL ELECTRICAL EQUIPMENT		312,205
Common Stocks - continued
	Shares	Value (Note 1)
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Tech Data Corp. (a)	1,300	$ 40,690
Thermo Electron Corp. (a)	3,500	77,875
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		118,565
ENERGY EQUIPMENT & SERVICES - 0.4%
Cooper Cameron Corp. (a)	2,100	100,401
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Millipore Corp. (a)	1,500	66,735
HOUSEHOLD DURABLES - 2.7%
Beazer Homes USA, Inc. (a)	900	69,444
Black & Decker Corp.	1,400	57,204
Clayton Homes, Inc.	2,800	34,916
D.R. Horton, Inc.	3,300	92,895
KB Home	1,000	56,610
Leggett & Platt, Inc.	2,300	50,922
Lennar Corp.:
Class A	3,000	195,570
Class B	330	20,510
Ryland Group, Inc.	1,400	90,846
TOTAL HOUSEHOLD DURABLES		668,917
INDUSTRIAL CONGLOMERATES - 20.3%
3M Co.	10,680	1,497,336
General Electric Co.	70,300	1,999,330
Textron, Inc.	1,500	65,130
Tyco International Ltd.	83,300	1,549,380
TOTAL INDUSTRIAL CONGLOMERATES		5,111,176
IT SERVICES - 0.4%
Titan Corp.	6,100	93,574
MACHINERY - 17.2%
AGCO Corp. (a)	8,600	164,948
Astec Industries, Inc. (a)	9,200	111,596
Caterpillar, Inc.	8,600	580,242
Cummins, Inc.	1,400	64,862
Danaher Corp.	2,900	209,380
Dover Corp.	4,200	153,762
Eaton Corp.	3,700	311,429
IDEX Corp.	1,100	40,700
Illinois Tool Works, Inc.	3,300	229,845
Ingersoll-Rand Co. Ltd. Class A	9,700	526,128
ITT Industries, Inc.	7,800	520,260
Kennametal, Inc.	1,057	40,695
Manitowoc Co., Inc.	3,800	86,640
Navistar International Corp. (a)	1,840	71,797
Oshkosh Truck Co.	300	19,956

	Shares	Value (Note 1)
PACCAR, Inc.	2,500	$ 193,000
Parker Hannifin Corp.	2,200	101,420
Pentair, Inc.	9,000	363,150
SPX Corp. (a)	1,700	80,053
Terex Corp. (a)	22,100	474,045
TOTAL MACHINERY		4,343,908
METALS & MINING - 0.8%
AK Steel Holding Corp. (a)	6,000	14,400
Nucor Corp.	2,300	113,436
Phelps Dodge Corp. (a)	1,500	63,285
TOTAL METALS & MINING		191,121
OIL & GAS - 0.4%
Overseas Shipholding Group, Inc.	1,100	24,299
Tsakos Energy Navigation Ltd.	5,930	85,096
TOTAL OIL & GAS		109,395
PAPER & FOREST PRODUCTS - 1.9%
Boise Cascade Corp.	2,400	59,496
Bowater, Inc.	4,100	157,932
Georgia-Pacific Corp.	6,700	146,395
Pope & Talbot, Inc.	8,400	104,496
TOTAL PAPER & FOREST PRODUCTS		468,319
ROAD & RAIL - 5.1%
Canadian National Railway Co.	6,300	328,237
CSX Corp.	11,750	367,775
Norfolk Southern Corp.	5,600	107,688
P.A.M. Transportation Services, Inc. (a)	1,900	42,712
Union Pacific Corp.	6,500	396,110
USF Corp.	1,600	50,400
TOTAL ROAD & RAIL		1,292,922
SPECIALTY RETAIL - 0.5%
AutoZone, Inc. (a)	800	66,608
Sonic Automotive, Inc. Class A (a)	2,400	61,560
TOTAL SPECIALTY RETAIL		128,168
TRADING COMPANIES & DISTRIBUTORS - 0.4%
W.W. Grainger, Inc.	2,100	103,320
TOTAL COMMON STOCKS (Cost $23,283,707)		24,844,772
Money Market Funds - 2.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.12% (b)	507,970	$ 507,970
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	60,000	60,000
TOTAL MONEY MARKET FUNDS (Cost $567,970)		567,970
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $26,000)	26,001	26,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $23,877,677)	25,438,742
NET OTHER ASSETS - (0.8)%	(205,333)
NET ASSETS - 100%	$ 25,233,409
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $33,783,467 and $35,240,994, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,956 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $1,080,000 of which $344,000 and $736,000 will expire on July 31, 2010 and 2011, respectively.
Class A, Class T and Institutional Class each designate 100% of the dividends distributed in December 2002 as qualifying for the dividends-received deduction for corporate shareholders.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Cyclical Industries Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $54,600 and repurchase agreements of $26,000)(cost $23,877,677) - See accompanying schedule		$ 25,438,742
Cash		748
Receivable for investments sold		181,114
Receivable for fund shares sold		147,933
Dividends receivable		14,216
Interest receivable		392
Receivable from investment adviser for expense reductions		7,919
Other receivables		35
Total assets		25,791,099
Liabilities
Payable for investments purchased	$ 340,705
Payable for fund shares redeemed	93,441
Accrued management fee	11,816
Distribution fees payable	14,598
Other payables and accrued expenses	37,130
Collateral on securities loaned, at value	60,000
Total liabilities		557,690
Net Assets		$ 25,233,409
Net Assets consist of:
Paid in capital		$ 25,534,824
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,862,489)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,561,074
Net Assets		$ 25,233,409
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,271,505 ÷ 301,957 shares)		$ 14.15
Maximum offering price per share (100/94.25 of $14.15)		$ 15.01
Class T: Net Asset Value and redemption price per share ($5,493,416 ÷ 391,734 shares)		$ 14.02
Maximum offering price per share (100/96.50 of $14.02)		$ 14.53
Class B: Net Asset Value and offering price per share ($9,005,182 ÷ 661,834 shares) A		$ 13.61
Class C: Net Asset Value and offering price per share ($5,307,473 ÷ 388,196 shares) A		$ 13.67
Institutional: Net Asset Value, offering price and redemption price per share ($1,155,833 ÷ 80,217 shares)		$ 14.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 437,753
Interest		17,233
Security lending		1,501
Total income		456,487

Expenses
Management fee	$ 138,573
Transfer agent fees	99,427
Distribution fees	170,441
Accounting and security lending fees	61,541
Non-interested trustees' compensation	95
Custodian fees and expenses	7,554
Registration fees	45,057
Audit	41,056
Legal	180
Miscellaneous	1,243
Total expenses before reductions	565,167
Expense reductions	(114,400)	450,767
Net investment income (loss)		5,720
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(480,581)
Foreign currency transactions	(680)
Total net realized gain (loss)		(481,261)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,738,204
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		2,738,197
Net gain (loss)		2,256,936
Net increase (decrease) in net assets resulting from operations		$ 2,262,656

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Cyclical Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,720	$ (177,299)
Net realized gain (loss)	(481,261)	(1,062,866)
Change in net unrealized appreciation (depreciation)	2,738,197	(3,147,226)
Net increase (decrease) in net assets resulting from operations	2,262,656	(4,387,391)
Distributions to shareholders from net investment income	(14,952)	-
Share transactions - net increase (decrease)	(2,648,164)	11,814,051
Redemption fees	2,815	8,565
Total increase (decrease) in net assets	(397,645)	7,435,225

Net Assets
Beginning of period	25,631,054	18,195,829
End of period	$ 25,233,409	$ 25,631,054

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 15.15	$ 13.56	$ 14.13	$ 13.56
Income from Investment Operations
Net investment income (loss) C	.06	(.04)	.04	.02	.01
Net realized and unrealized gain (loss)	1.36	(2.37)	1.98	(.33)	1.23
Total from investment operations	1.42	(2.41)	2.02	(.31)	1.24
Distributions from net investment income	(.02)	-	(.04)	-	-
Distributions from net realized gain	-	-	(.40)	(.27)	(.68)
Total distributions	(.02)	-	(.44)	(.27)	(.68)
Redemption fees added to paid in capital C	-E	.01	.01	.01	.01
Net asset value, end of period	$ 14.15	$ 12.75	$ 15.15	$ 13.56	$ 14.13
Total Return A,B	11.16%	(15.84)%	15.27%	(2.13)%	10.81%
Ratios to Average Net Assets D
Expenses before expense reductions	1.99%	1.83%	2.59%	2.87%	3.53%
Expenses net of voluntary waivers, if any	1.53%	1.50%	1.50%	1.50%	1.56%
Expenses net of all reductions	1.46%	1.49%	1.49%	1.49%	1.54%
Net investment income (loss)	.46%	(.25)%	.28%	.18%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,272	$ 3,160	$ 2,270	$ 973	$ 896
Portfolio turnover rate	149%	45%	78%	111%	115%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 15.09	$ 13.48	$ 14.07	$ 13.51
Income from Investment Operations
Net investment income (loss) C	.03	(.07)	-E	(.01)	(.03)
Net realized and unrealized gain (loss)	1.34	(2.36)	2.00	(.34)	1.24
Total from investment operations	1.37	(2.43)	2.00	(.35)	1.21
Distributions from net investment income	(.01)	-	(.01)	-	-
Distributions from net realized gain	-	-	(.39)	(.25)	(.66)
Total distributions	(.01)	-	(.40)	(.25)	(.66)
Redemption fees added to paid in capital C	-E	-E	.01	.01	.01
Net asset value, end of period	$ 14.02	$ 12.66	$ 15.09	$ 13.48	$ 14.07
Total Return A,B	10.84%	(16.10)%	15.18%	(2.43)%	10.57%
Ratios to Average Net Assets D
Expenses before expense reductions	2.25%	2.07%	2.85%	3.12%	3.77%
Expenses net of voluntary waivers, if any	1.78%	1.75%	1.75%	1.75%	1.83%
Expenses net of all reductions	1.71%	1.74%	1.74%	1.74%	1.81%
Net investment income (loss)	.22%	(.50)%	.03%	(.07)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,493	$ 6,216	$ 5,654	$ 3,885	$ 3,471
Portfolio turnover rate	149%	45%	78%	111%	115%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 14.77	$ 13.25	$ 13.89	$ 13.40
Income from Investment Operations
Net investment income (loss) C	(.03)	(.14)	(.07)	(.07)	(.09)
Net realized and unrealized gain (loss)	1.31	(2.30)	1.95	(.34)	1.22
Total from investment operations	1.28	(2.44)	1.88	(.41)	1.13
Distributions from net realized gain	-	-	(.37)	(.24)	(.65)
Redemption fees added to paid in capital C	- E	- E	.01	.01	.01
Net asset value, end of period	$ 13.61	$ 12.33	$ 14.77	$ 13.25	$ 13.89
Total Return A,B	10.38%	(16.52)%	14.51%	(2.90)%	10.01%
Ratios to Average Net Assets D
Expenses before expense reductions	2.68%	2.58%	3.39%	3.64%	4.30%
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25%	2.25%	2.31%
Expenses net of all reductions	2.18%	2.24%	2.24%	2.24%	2.29%
Net investment income (loss)	(.26)%	(1.00)%	(.47)%	(.57)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,005	$ 9,008	$ 5,674	$ 1,879	$ 2,043
Portfolio turnover rate	149%	45%	78%	111%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 14.84	$ 13.26	$ 13.91	$ 13.45
Income from Investment Operations
Net investment income (loss) C	(.03)	(.14)	(.07)	(.08)	(.09)
Net realized and unrealized gain (loss)	1.31	(2.31)	2.00	(.36)	1.20
Total from investment operations	1.28	(2.45)	1.93	(.44)	1.11
Distributions from net realized gain	-	-	(.35)	(.22)	(.67)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.02
Net asset value, end of period	$ 13.67	$ 12.39	$ 14.84	$ 13.26	$ 13.91
Total Return A,B	10.33%	(16.51)%	14.78%	(3.11)%	9.94%
Ratios to Average Net Assets D
Expenses before expense reductions	2.57%	2.49%	3.36%	3.62%	4.34%
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25%	2.25%	2.28%
Expenses net of all reductions	2.18%	2.24%	2.24%	2.24%	2.27%
Net investment income (loss)	(.26)%	(1.00)%	(.47)%	(.57)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,307	$ 5,143	$ 2,847	$ 625	$ 1,451
Portfolio turnover rate	149%	45%	78%	111%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 15.37	$ 13.70	$ 14.28	$ 13.68
Income from Investment Operations
Net investment income (loss) B	.09	-D	.08	.06	.04
Net realized and unrealized gain (loss)	1.39	(2.41)	2.05	(.36)	1.25
Total from investment operations	1.48	(2.41)	2.13	(.30)	1.29
Distributions from net investment income	(.03)	-	(.07)	-	-
Distributions from net realized gain	-	-	(.40)	(.29)	(.70)
Total distributions	(.03)	-	(.47)	(.29)	(.70)
Redemption fees added to paid in capital B	-D	-D	.01	.01	.01
Net asset value, end of period	$ 14.41	$ 12.96	$ 15.37	$ 13.70	$ 14.28
Total Return A	11.46%	(15.68)%	15.95%	(2.04)%	11.15%
Ratios to Average Net Assets C
Expenses before expense reductions	1.55%	1.45%	2.27%	2.50%	3.12%
Expenses net of voluntary waivers, if any	1.25%	1.25%	1.25%	1.25%	1.31%
Expenses net of all reductions	1.18%	1.24%	1.24%	1.24%	1.29%
Net investment income (loss)	.74%	-%	.53%	.43%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,156	$ 2,104	$ 1,751	$ 1,706	$ 3,377
Portfolio turnover rate	149%	45%	78%	111%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,946,213
Unrealized depreciation	(2,167,822)
Net unrealized appreciation (depreciation)	778,391
Capital loss carryforward	(1,079,810)

Cost for federal income tax purposes	$ 24,660,351

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 14,952	$ -

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 9,698	$ -	$ 951
Class T	.28%	.25%	28,443	-	1,456
Class B	.75%	.25%	83,953	62,965	-
Class C	.75%	.25%	48,347	16,403	-
			$ 170,441	$ 79,368	$ 2,407

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Cyclical Industries

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,540
Class T	1,952
Class B*	37,520
Class C*	1,496
$ 45,508

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 16,230.46
Class T	25,791.48
Class B	36,830.44
Class C	15,724.32
Institutional Class	4,852.31
	$ 99,427

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $17,205 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 15,958
Class T	1.75%	25,566
Class B	2.25%	36,337
Class C	2.25%	15,434
Institutional Class	1.25%	4,702
		$ 97,997

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 13,996
Class A	951	-
Class T	1,456	-
	$ 2,407	$ 13,996

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 14% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2003	2002
From net investment income
Class A	$ 5,752	$ -
Class T	4,663	-
Institutional Class	4,537	-
Total	$ 14,952	$ -

Cyclical Industries

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years Ended July 31,		Dollars Years Ended July 31,
	2003	2002	2003	2002
Class A
Shares sold	236,068	294,912	$ 2,919,194	$ 4,307,075
Reinvestment of distributions	416	-	5,011	-
Shares redeemed	(182,486)	(196,765)	(2,231,044)	(2,826,455)
Net increase (decrease)	53,998	98,147	$ 693,161	$ 1,480,620
Class T
Shares sold	99,527	308,055	$ 1,210,658	$ 4,427,788
Reinvestment of distributions	347	-	4,150	-
Shares redeemed	(199,161)	(191,721)	(2,441,170)	(2,722,997)
Net increase (decrease)	(99,287)	116,334	$ (1,226,362)	$ 1,704,791
Class B
Shares sold	176,262	637,870	$ 2,099,562	$ 8,852,861
Shares redeemed	(245,144)	(291,260)	(2,926,892)	(3,991,561)
Net increase (decrease)	(68,882)	346,610	$ (827,330)	$ 4,861,300
Class C
Shares sold	106,747	338,669	$ 1,304,843	$ 4,711,623
Shares redeemed	(133,698)	(115,430)	(1,603,922)	(1,601,683)
Net increase (decrease)	(26,951)	223,239	$ (299,079)	$ 3,109,940
Institutional Class
Shares sold	18,786	67,340	$ 240,107	$ 929,031
Reinvestment of distributions	308	-	3,771	-
Shares redeemed	(101,267)	(18,903)	(1,232,432)	(271,631)
Net increase (decrease)	(82,173)	48,437	$ (988,554)	$ 657,400

Annual Report

Advisor Developing Communications Fund - Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns for Institutional Class would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Life of FundA
Institutional Class	40.95%	-19.99%

A From December 27, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Developing Communications Fund - Institutional Class on December 27, 2000, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Charlie Chai, Portfolio Manager of Fidelity Advisor Developing Communications Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

For the 12 months ending July 31, 2003, the fund's Institutional Class shares returned 40.95%. This was well ahead of the return of the Goldman Sachs Technology Index, which gained 27.77%, and it also soundly outdistanced the S&P 500. Compared with the Goldman Sachs index, the fund benefited from its greater exposure to wireless telecommunications services, wireline equipment and cable television providers. Conversely, our relative performance was hurt by underweighting Internet retailers and computer storage stocks. The fund's top-performing holding on both an absolute basis and relative to the Goldman Sachs index was wireless infrastructure play L.M. Ericsson. Also aiding our performance were top-10 holdings American Tower and Comverse Technology. Looking at detractors, the fund's second-largest holding at period end, Motorola, restrained our results. Additionally, semiconductor manufacturer Atmel hurt us in the first half of the period, when fears of a double-dip recession were peaking. Cisco Systems detracted from performance versus the Goldman Sachs index because the stock performed well and I underweighted it in favor of other opportunities.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Developing Communications Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
Telefonaktiebolaget LM Ericsson ADR	8.1
Motorola, Inc.	7.4
Comverse Technology, Inc.	5.8
Marconi Corp. PLC	5.1
Cisco Systems, Inc.	5.0
Liberty Media Corp. Class A	4.0
Samsung Electronics Co. Ltd.	3.9
American Tower Corp. Class A	3.7
Alcatel SA sponsored ADR	3.2
EchoStar Communications Corp. Class A	2.8
49.0
Top Industries as of July 31, 2003
% of fund's net assets
Communications Equipment	49.4%
Semiconductors & Semiconductor Equipment	10.3%
Media	9.1%
Wireless Telecommunication Services	8.5%
Diversified Telecommunication Services	6.1%
All Others*	16.6%

* Includes short-term investments and net other assets.

Annual Report

Advisor Developing Communications Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 49.4%
3Com Corp. (a)	2,840	$ 13,859
Adtran, Inc.	240	11,722
Alcatel SA sponsored ADR (a)	18,310	180,537
Avaya, Inc. (a)	7,500	72,000
CIENA Corp. (a)	15,590	90,578
Cisco Systems, Inc. (a)	14,700	286,944
CommScope, Inc. (a)	1,500	15,495
Comverse Technology, Inc. (a)	22,310	329,073
Corning, Inc. (a)	10,710	87,179
Corvis Corp. (a)	38,490	55,426
Emulex Corp. (a)	420	8,547
Enterasys Networks, Inc. (a)	3,600	16,704
Foundry Networks, Inc. (a)	380	6,855
Juniper Networks, Inc. (a)	850	12,266
Lucent Technologies, Inc. (a)	31,170	54,859
Marconi Corp. PLC (a)	248,840	292,425
Motorola, Inc.	46,950	424,428
NetScreen Technologies, Inc. (a)	1,030	22,279
Nokia Corp. sponsored ADR	6,480	99,144
Nortel Networks Corp. (a)	1,800	5,310
Polycom, Inc. (a)	1,110	18,537
Powerwave Technologies, Inc. (a)	3,400	26,180
QUALCOMM, Inc.	1,160	43,454
Riverstone Networks, Inc. (a)	15,700	16,171
Scientific-Atlanta, Inc.	70	2,120
Sonus Networks, Inc. (a)	2,900	20,126
Sycamore Networks, Inc. (a)	1,870	7,723
Tekelec (a)	4,300	63,081
Telefonaktiebolaget LM Ericsson ADR (a)	32,352	461,656
Telson Electronics Co. Ltd. (a)	4,800	13,947
UTStarcom, Inc. (a)	1,360	57,895
TOTAL COMMUNICATIONS EQUIPMENT		2,816,520
COMPUTERS & PERIPHERALS - 2.2%
Ambit Microsystems Corp.	7,700	22,611
BenQ Corp.	24,000	30,074
Compal Electronics, Inc.	17,000	24,219
NEC Corp. ADR	2,100	13,041
Palm, Inc. (a)	1,700	27,285
Synaptics, Inc. (a)	400	5,336
TOTAL COMPUTERS & PERIPHERALS		122,566
DIVERSIFIED TELECOMMUNICATION SERVICES - 6.1%
CenturyTel, Inc.	960	32,918
Citizens Communications Co. (a)	6,100	72,285
Commonwealth Telephone Enterprises, Inc. (a)	350	13,300
IDT Corp. (a)	5,090	91,824
IDT Corp. Class B (a)	2,360	42,645

	Shares	Value (Note 1)
KT Corp. sponsored ADR	620	$ 11,774
Level 3 Communications, Inc. (a)	18,160	83,536
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		348,282
ELECTRICAL EQUIPMENT - 1.1%
Byd Co. Ltd. (H Shares)	25,000	62,025
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.4%
Amphenol Corp. Class A (a)	2,170	117,180
Celestica, Inc. (sub. vtg.) (a)	930	14,308
CellStar Corp. (a)	4,200	22,134
Flextronics International Ltd. (a)	1,300	14,300
Ingram Micro, Inc. Class A (a)	1,680	23,100
Manufacturers Services Ltd. (a)	400	2,040
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		193,062
HOUSEHOLD DURABLES - 0.1%
Garmin Ltd. (a)	60	2,296
LG Electronics, Inc.	60	2,577
TOTAL HOUSEHOLD DURABLES		4,873
INTERNET SOFTWARE & SERVICES - 0.5%
Openwave Systems, Inc. (a)	6,990	26,912
Yahoo!, Inc. (a)	130	4,047
TOTAL INTERNET SOFTWARE & SERVICES		30,959
MEDIA - 9.1%
AOL Time Warner, Inc. (a)	3,310	51,073
Cablevision Systems Corp. - NY Group Class A (a)	670	14,271
Cox Communications, Inc. Class A (a)	150	4,769
EchoStar Communications Corp. Class A (a)	4,400	159,588
Gemstar-TV Guide International, Inc. (a)	3,750	17,663
Liberty Media Corp. Class A (a)	20,341	225,582
Viacom, Inc. Class B (non-vtg.)	1,030	44,826
TOTAL MEDIA		517,772
METALS & MINING - 0.2%
Liquidmetal Technologies (a)	1,800	9,450
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.3%
Agere Systems, Inc. Class B (a)	39,800	105,470
Intersil Corp. Class A (a)	2,090	51,539
Marvell Technology Group Ltd. (a)	400	14,064
Mindspeed Technologies, Inc. (a)	2,900	9,280
RF Micro Devices, Inc. (a)	800	5,880
Rohm Co. Ltd.	500	58,804
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Samsung Electronics Co. Ltd.	630	$ 222,008
Skyworks Solutions, Inc. (a)	14,080	119,821
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		586,866
SOFTWARE - 1.2%
Amdocs Ltd. (a)	800	16,304
Cadence Design Systems, Inc. (a)	800	10,936
Verint Systems, Inc. (a)	1,920	42,720
TOTAL SOFTWARE		69,960
WIRELESS TELECOMMUNICATION SERVICES - 8.5%
American Tower Corp. Class A (a)	22,820	207,662
AT&T Wireless Services, Inc. (a)	20	171
Crown Castle International Corp. (a)	14,020	138,798
KDDI Corp.	3	13,536
Nextel Communications, Inc. Class A (a)	3,110	56,789
SBA Communications Corp. Class A (a)	4,200	16,128
SK Telecom Co. Ltd. sponsored ADR	710	13,781
SpectraSite, Inc. (a)	100	5,850
Sprint Corp. - PCS Group Series 1 (a)	10	62
Vodafone Group PLC sponsored ADR	1,400	26,572
Wireless Facilities, Inc. (a)	660	7,973
TOTAL WIRELESS TELECOMMUNICATION SERVICES		487,322
TOTAL COMMON STOCKS (Cost $4,766,464)		5,249,657
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 1.12% (b) (Cost $383,655)	383,655	383,655
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $28,000)	28,001	28,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $5,178,119)	5,661,312
NET OTHER ASSETS - 0.7%	40,709
NET ASSETS - 100%	$ 5,702,021
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,946,235 and $5,946,963, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,406 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.8%
Sweden	8.1
United Kingdom	5.9
Korea (South)	4.6
France	3.2
Finland	1.7
Japan	1.5
Taiwan	1.3
China	1.1
Others (individually less than 1%)	0.8
100.0%
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $3,774,000 of which $1,929,000 and $1,845,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $143,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Advisor Developing Communications Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $28,000) (cost $5,178,119) - See accompanying schedule		$ 5,661,312
Cash		211
Foreign currency held at value (cost $85,950)		85,950
Receivable for investments sold		160,270
Receivable for fund shares sold		4,952
Dividends receivable		3,336
Interest receivable		409
Redemption fees receivable		148
Receivable from investment adviser for expense reductions		14,042
Other receivables		498
Total assets		5,931,128

Liabilities
Payable for investments purchased	$ 161,962
Payable for fund shares redeemed	22,617
Accrued management fee	2,704
Distribution fees payable	3,214
Other payables and accrued expenses	38,610
Total liabilities		229,107

Net Assets		$ 5,702,021
Net Assets consist of:
Paid in capital		$ 9,206,407
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,987,580)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		483,194
Net Assets		$ 5,702,021
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($969,806 ÷ 174,005 shares)		$ 5.57
Maximum offering price per share (100/94.25 of $5.57)		$ 5.91
Class T: Net Asset Value and redemption price per share ($1,723,342 ÷ 310,946 shares)		$ 5.54
Maximum offering price per share (100/96.50 of $5.54)		$ 5.74
Class B: Net Asset Value and offering price per share ($1,845,908 ÷ 337,377 shares) A		$ 5.47
Class C: Net Asset Value and offering price per share ($1,009,184 ÷ 184,586 shares) A		$ 5.47
Institutional Class: Net Asset Value, offering price and redemption price per share ($153,781 ÷ 27,398 shares)		$ 5.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 16,249
Interest		4,621
Total income		20,870

Expenses
Management fee	$ 22,351
Transfer agent fees	36,587
Distribution fees	27,377
Accounting fees and expenses	61,385
Non-interested trustees' compensation	15
Custodian fees and expenses	10,060
Registration fees	49,522
Audit	48,752
Legal	24
Miscellaneous	267
Total expenses before reductions	256,340
Expense reductions	(186,390)	69,950
Net investment income (loss)		(49,080)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(574,200)
Foreign currency transactions	(830)
Total net realized gain (loss)		(575,030)
Change in net unrealized appreciation (depreciation) on investment securities		2,034,921
Net gain (loss)		1,459,891
Net increase (decrease) in net assets resulting from operations		$ 1,410,811

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Developing Communications Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (49,080)	$ (72,958)
Net realized gain (loss)	(575,030)	(2,596,247)
Change in net unrealized appreciation (depreciation)	2,034,921	(1,308,653)
Net increase (decrease) in net assets resulting from operations	1,410,811	(3,977,858)
Share transactions - net increase (decrease)	1,213,427	(103,857)
Redemption fees	1,900	7,313
Total increase (decrease) in net assets	2,626,138	(4,074,402)

Net Assets
Beginning of period	3,075,883	7,150,285
End of period	$ 5,702,021	$ 3,075,883

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.96	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	1.65	(4.40)	(1.57)
Total from investment operations	1.61	(4.45)	(1.61)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.57	$ 3.96	$ 8.40
Total Return B, C, D	40.66%	(52.86)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	6.13%	4.97%	6.46% A
Expenses net of voluntary waivers, if any	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.36%	1.40%	1.45% A
Net investment income (loss)	(.82)%	(.85)%	(.74)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 970	$ 371	$ 934
Portfolio turnover rate	167%	305%	644% A

Annualized

Total returns for periods of less than one year are not annualized.

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

For the period December 27, 2000 (commencement of operations) to July 31, 2001.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.95	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	(.05)
Net realized and unrealized gain (loss)	1.64	(4.39)	(1.56)
Total from investment operations	1.59	(4.46)	(1.61)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.54	$ 3.95	$ 8.40
Total Return B, C, D	40.25%	(52.98)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	6.82%	5.36%	6.66% A
Expenses net of voluntary waivers, if any	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.61%	1.64%	1.70% A
Net investment income (loss)	(1.07)%	(1.10)%	(.99)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,723	$ 775	$ 2,131
Portfolio turnover rate	167%	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	1.62	(4.36)	(1.57)
Total from investment operations	1.55	(4.46)	(1.64)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.47	$ 3.92	$ 8.37
Total Return B, C, D	39.54%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	6.88%	5.62%	7.21% A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.11%	2.14%	2.20% A
Net investment income (loss)	(1.56)%	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,846	$ 1,162	$ 2,236
Portfolio turnover rate	167%	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	1.62	(4.36)	(1.57)
Total from investment operations	1.55	(4.46)	(1.64)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 5.47	$ 3.92	$ 8.37
Total Return B, C, D	39.54%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	6.81%	5.49%	7.09% A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.11%	2.14%	2.20% A
Net investment income (loss)	(1.57)%	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,009	$ 667	$ 1,566
Portfolio turnover rate	167%	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 3.98	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.66	(4.41)	(1.56)
Total from investment operations	1.63	(4.45)	(1.59)
Redemption fees added to paid in capital D	- G	.01	.01
Net asset value, end of period	$ 5.61	$ 3.98	$ 8.42
Total Return B, C	40.95%	(52.73)%	(15.80)%
Ratios to Average Net Assets F
Expenses before expense reductions	5.34%	4.24%	5.95% A
Expenses net of voluntary waivers, if any	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.11%	1.14%	1.20% A
Net investment income (loss)	(.57)%	(.60)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 154	$ 100	$ 283
Portfolio turnover rate	167%	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Developing Communications Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 783,883
Unrealized depreciation	(371,215)
Net unrealized appreciation (depreciation)	412,668
Capital loss carryforward	(3,774,165)

Cost for federal income tax purposes	$ 5,248,644

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-%	.25%	$ 1,433	$ 217	$ -
Class T	.25%	.25%	5,476	428	-
Class B	.75%	.25%	12,938	9,920	-
Class C	.75%	.25%	7,530	2,365	-
			$ 27,377	$ 12,930	$ -

Developing Communications

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,983
Class T	1,224
Class B*	6,074
Class C*	234
$ 9,515

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 4,911.86
Class T	14,228	1.30
Class B	11,125.86
Class C	5,968.79
Institutional Class	355.32
	$ 36,587

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,858 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 26,549
Class T	1.75%	55,594
Class B	2.25%	60,015
Class C	2.25%	34,403
Institutional Class	1.25%	4,584
		$ 181,145

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 5,245
Class A	-	-
Class T	-	-
	$ -	$ 5,245

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2003	2002	2003	2002
Class A
Shares sold	109,128	37,945	$ 507,048	$ 256,744
Shares redeemed	(28,681)	(55,465)	(128,278)	(371,168)
Net increase (decrease)	80,447	(17,520)	$ 378,770	$ (114,424)
Class T
Shares sold	172,249	430,469	$ 779,171	$ 3,144,267
Shares redeemed	(57,631)	(487,847)	(255,329)	(3,238,975)
Net increase (decrease)	114,618	(57,378)	$ 523,842	$ (94,708)
Class B
Shares sold	122,332	123,397	$ 576,220	$ 793,175
Shares redeemed	(81,826)	(93,655)	(356,626)	(624,192)
Net increase (decrease)	40,506	29,742	$ 219,594	$ 168,983
Class C
Shares sold	80,758	88,163	$ 363,207	$ 595,984
Shares redeemed	(66,535)	(104,959)	(282,621)	(613,321)
Net increase (decrease)	14,223	(16,796)	$ 80,586	$ (17,337)
Institutional Class
Shares sold	5,027	14,871	$ 23,470	$ 111,566
Shares redeemed	(2,812)	(23,323)	(12,835)	(157,937)
Net increase (decrease)	2,215	(8,452)	$ 10,635	$ (46,371)

Developing Communications

Advisor Electronics Fund - Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns for Institutional Class would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Life of FundA
Institutional Class	18.57%	-14.61%

A From December 27, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Electronics Fund - Institutional Class on December 27, 2000, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Sam Peters, Portfolio Manager of Fidelity Advisor Electronics Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

During the 12-month period ending July 31, 2003, the fund's Institutional Class shares returned 18.57%. In comparison, the Goldman Sachs Technology Index rose 27.77% and the Standard & Poor's 500 Index appreciated 10.64%. Despite a solid absolute return, the fund underperformed its Goldman Sachs index because it has a narrower investment universe. Specifically, the fund emphasized two industries - semiconductors and semiconductor equipment - that didn't keep up with the gains made by several other technology industries in the broader index, including communications equipment, computer hardware and the Internet. The fund's performance was led by an overweighting in the electronic design automation industry, where Synopsys was a notable standout. Several of the fund's top contributors were analog semiconductor stocks, such as Analog Devices and Linear Technology that benefited from selling their products to a broader client base in multiple end-markets. In terms of disappointments, top detractor Motorola suffered from management's failure to execute its business plan more effectively. A weak pricing climate hurt both Fairchild Semiconductor, which sells commodity analog parts, and Micron Technology, a manufacturer of dynamic random access memory chips.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Electronics Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
Analog Devices, Inc.	5.2
Texas Instruments, Inc.	4.6
Motorola, Inc.	4.3
Agilent Technologies, Inc.	3.9
KLA-Tencor Corp.	3.8
Samsung Electronics Co. Ltd.	3.7
Linear Technology Corp.	3.1
Applied Materials, Inc.	2.9
Synopsys, Inc.	2.6
Intel Corp.	2.6
36.7
Top Industries as of July 31, 2003
% of fund's net assets
Semiconductors & Semiconductor Equipment	57.4%
Electronic Equipment & Instruments	14.6%
Communications Equipment	9.2%
Software	6.8%
Computers & Peripherals	1.9%
All Others*	10.1%

* Includes short-term investments and net other assets.

Annual Report

Advisor Electronics Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 0.2%
Affymetrix, Inc. (a)	4,000	$ 96,000
COMMUNICATIONS EQUIPMENT - 9.2%
Emulex Corp. (a)	6,000	122,100
Harris Corp.	25,000	809,250
Motorola, Inc.	225,000	2,034,000
Nokia Corp. sponsored ADR	5,410	82,773
Nortel Networks Corp. (a)	10,000	29,500
QUALCOMM, Inc.	15,000	561,900
Scientific-Atlanta, Inc.	10,000	302,900
UTStarcom, Inc. (a)	10,000	425,700
TOTAL COMMUNICATIONS EQUIPMENT		4,368,123
COMPUTERS & PERIPHERALS - 1.9%
Ambit Microsystems Corp.	71,500	209,958
Hutchinson Technology, Inc. (a)	10,000	287,200
Quanta Computer, Inc.	120,175	283,011
Seagate Technology	6,000	130,800
TOTAL COMPUTERS & PERIPHERALS		910,969
ELECTRONIC EQUIPMENT & INSTRUMENTS - 14.6%
Agilent Technologies, Inc. (a)	84,950	1,845,964
Amphenol Corp. Class A (a)	18,280	987,120
Arrow Electronics, Inc. (a)	20,000	341,000
AVX Corp.	40,000	438,000
Flextronics International Ltd. (a)	50,000	550,000
Jabil Circuit, Inc. (a)	30,000	691,500
National Instruments Corp.	2,000	71,220
Solectron Corp. (a)	50,000	255,500
Tektronix, Inc. (a)	35,000	739,550
Veeco Instruments, Inc. (a)	5,000	94,200
Vishay Intertechnology, Inc. (a)	70,000	931,000
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		6,945,054
HOUSEHOLD DURABLES - 0.7%
Garmin Ltd. (a)	3,000	114,780
Koninklijke Philips Electronics NV (NY Shares)	10,000	207,700
TOTAL HOUSEHOLD DURABLES		322,480
IT SERVICES - 0.9%
Concord EFS, Inc. (a)	30,000	408,300
OFFICE ELECTRONICS - 0.5%
Canon, Inc. ADR	5,000	245,050
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 57.4%
Agere Systems, Inc.:
Class A (a)	16,300	45,803
Class B (a)	93,600	248,040
Analog Devices, Inc. (a)	64,950	2,464,851
Applied Materials, Inc. (a)	69,960	1,364,220

	Shares	Value (Note 1)
ARM Holdings PLC sponsored ADR (a)	40,000	$ 173,600
ASM International NV (Nasdaq) (a)	20,000	314,800
ASM Pacific Technology Ltd.	75,500	242,009
ASML Holding NV (NY Shares) (a)	94,300	1,220,242
Asyst Technologies, Inc. (a)	30,000	345,000
ATMI, Inc. (a)	25,413	654,893
Axcelis Technologies, Inc. (a)	19,200	141,312
Cohu, Inc.	22,200	440,226
Cree, Inc. (a)	15,000	200,400
Cymer, Inc. (a)	11,500	465,175
Cypress Semiconductor Corp. (a)	11,700	163,566
Fairchild Semiconductor International, Inc. (a)	700	8,925
FEI Co. (a)	10,000	222,000
Helix Technology, Inc.	40	650
Integrated Device Technology, Inc. (a)	10,250	117,978
Intel Corp.	49,690	1,239,766
Intersil Corp. Class A (a)	5,000	123,300
KLA-Tencor Corp. (a)	34,990	1,807,234
Lam Research Corp. (a)	48,130	1,047,309
Lattice Semiconductor Corp. (a)	42,800	332,556
Linear Technology Corp.	40,040	1,476,675
LSI Logic Corp. (a)	83,200	774,592
Marvell Technology Group Ltd. (a)	2,500	87,900
Maxim Integrated Products, Inc.	10,254	400,726
MEMC Electronic Materials, Inc. (a)	3,300	37,224
Micron Technology, Inc. (a)	25,360	371,270
Mindspeed Technologies, Inc. (a)	20,600	65,920
MKS Instruments, Inc. (a)	11,500	260,015
National Semiconductor Corp. (a)	18,960	423,756
Novellus Systems, Inc. (a)	20	716
NVIDIA Corp. (a)	32,600	623,312
Oak Technology, Inc. (a)	6,500	52,065
Photronics, Inc. (a)	20,000	367,000
QLogic Corp. (a)	9,200	387,780
Rohm Co. Ltd.	6,000	705,648
Samsung Electronics Co. Ltd.	4,940	1,740,822
Siliconix, Inc. (a)	11,800	504,450
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	54,010	540,100
Teradyne, Inc. (a)	55,030	905,244
Texas Instruments, Inc.	114,980	2,169,673
Tokyo Electron Ltd.	14,400	844,389
United Microelectronics Corp. sponsored ADR (a)	46	191
Varian Semiconductor Equipment Associates, Inc. (a)	8,000	266,000
Xicor, Inc. (a)	40,000	351,600
Xilinx, Inc. (a)	20,620	541,894
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		27,282,817
SOFTWARE - 6.8%
Cadence Design Systems, Inc. (a)	59,983	819,968
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - CONTINUED
Microsoft Corp.	30,000	$ 792,000
Red Hat, Inc. (a)	5,100	32,232
Synopsys, Inc. (a)	20,000	1,250,200
Vastera, Inc. (a)	19,800	123,600
VERITAS Software Corp. (a)	6,500	200,200
TOTAL SOFTWARE		3,218,200
TOTAL COMMON STOCKS (Cost $45,963,363)		43,796,993
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 1.12% (b) (Cost $3,731,174)	3,731,174	3,731,174
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $49,000)	49,001	49,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $49,743,537)	47,577,167
NET OTHER ASSETS - (0.2)%	(78,305)
NET ASSETS - 100%	$ 47,498,862
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $23,626,870 and $21,253,241, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,872 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.5%
Japan	3.8
Netherlands	3.7
Korea (South)	3.7
Taiwan	2.1
Singapore	1.2
Others (individually less than 1%)	2.0
100.0%
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $11,701,000 of which $5,873,000 and $5,828,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $7,269,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Electronics

Advisor Electronics Fund

A NAME=ref112546>Financial Statements

Statement of Assets and Liabilities

	July 31, 2003
Assets
Investment in securities, at value (including repurchase agreements of $49,000) (cost $49,743,537) - See accompanying schedule		$ 47,577,167
Cash		372
Foreign currency held at value (cost $17,018)		16,997
Receivable for investments sold		306,728
Receivable for fund shares sold		117,103
Dividends receivable		17,449
Interest receivable		2,123
Redemption fees receivable		100
Receivable from investment adviser for expense reductions		3,372
Total assets		48,041,411

Liabilities
Payable for investments purchased	$ 308,308
Payable for fund shares redeemed	142,400
Accrued management fee	22,235
Distribution fees payable	26,908
Other payables and accrued expenses	42,698
Total liabilities		542,549

Net Assets		$ 47,498,862
Net Assets consist of:
Paid in capital		$ 69,697,690
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,032,405)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,166,423)
Net Assets		$ 47,498,862
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,116,094 ÷ 1,231,935 shares)		$ 6.59
Maximum offering price per share (100/94.25 of $6.59)		$ 6.99
Class T: Net Asset Value and redemption price per share ($14,361,719 ÷ 2,190,311 shares)		$ 6.56
Maximum offering price per share (100/96.50 of $6.56)		$ 6.80
Class B: Net Asset Value and offering price per share ($11,335,257 ÷ 1,749,207 shares) A		$ 6.48
Class C: Net Asset Value and offering price per share ($13,061,249 ÷ 2,018,682 shares) A		$ 6.47
Institutional Class: Net Asset Value, offering price and redemption price per share ($624,543 ÷ 94,078 shares)		$ 6.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003
Investment Income
Dividends		$ 71,845
Interest		51,150
Security lending		3,000
Total income		125,995

Expenses
Management fee	$ 197,027
Transfer agent fees	192,648
Distribution fees	239,657
Accounting and security lending fees	62,674
Non-interested trustees' compensation	132
Custodian fees and expenses	6,577
Registration fees	46,632
Audit	43,155
Legal	245
Miscellaneous	2,458
Total expenses before reductions	791,205
Expense reductions	(143,108)	648,097
Net investment income (loss)		(522,102)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(11,832,319)
Foreign currency transactions	(5,237)
Total net realized gain (loss)		(11,837,556)
Change in net unrealized appreciation (depreciation) on: Investment securities	18,579,709
Assets and liabilities in foreign currencies	(3,123)
Total change in net unrealized appreciation (depreciation)		18,576,586
Net gain (loss)		6,739,030
Net increase (decrease) in net assets resulting from operations		$ 6,216,928

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Electronics Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (522,102)	$ (758,783)
Net realized gain (loss)	(11,837,556)	(6,122,726)
Change in net unrealized appreciation (depreciation)	18,576,586	(20,045,370)
Net increase (decrease) in net assets resulting from operations	6,216,928	(26,926,879)
Share transactions - net increase (decrease)	5,255,566	25,643,371
Redemption fees	32,181	39,930
Total increase (decrease) in net assets	11,504,675	(1,243,578)

Net Assets
Beginning of period	35,994,187	37,237,765
End of period	$ 47,498,862	$ 35,994,187

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.57	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.04)
Net realized and unrealized gain (loss)	1.07	(3.96)	(.35)
Total from investment operations	1.01	(4.06)	(.39)
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 6.59	$ 5.57	$ 9.62
Total Return B, C, D	18.31%	(42.10)%	(3.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.89%	1.68%	2.57% A
Expenses net of voluntary waivers, if any	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.46%	1.49%	1.49% A
Net investment income (loss)	(1.09)%	(1.14)%	(.77)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,116	$ 4,912	$ 3,400
Portfolio turnover rate	66%	58%	98% A

Annualized

Total returns for periods of less than one year are not annualized.

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

For the period December 27, 2000 (commencement of operations) to July 31, 2001.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.55	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.12)	(.06)
Net realized and unrealized gain (loss)	1.07	(3.96)	(.33)
Total from investment operations	1.00	(4.08)	(.39)
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 6.56	$ 5.55	$ 9.62
Total Return B, C, D	18.20%	(42.31)%	(3.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.14%	1.91%	2.81% A
Expenses net of voluntary waivers, if any	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.71%	1.74%	1.74% A
Net investment income (loss)	(1.33)%	(1.39)%	(1.02)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,362	$ 11,615	$ 11,493
Portfolio turnover rate	66%	58%	98% A

Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.52	$ 9.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10)	(.16)	(.08)
Net realized and unrealized gain (loss)	1.06	(3.93)	(.33)
Total from investment operations	.96	(4.09)	(.41)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 6.48	$ 5.52	$ 9.60
Total Return B, C, D	17.39%	(42.50)%	(4.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.76%	2.43%	3.34% A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.21%	2.24%	2.24% A
Net investment income (loss)	(1.83)%	(1.89)%	(1.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,335	$ 8,362	$ 10,941
Portfolio turnover rate	66%	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.51	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10)	(.16)	(.09)
Net realized and unrealized gain (loss)	1.06	(3.93)	(.33)
Total from investment operations	.96	(4.09)	(.42)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 6.47	$ 5.51	$ 9.59
Total Return B, C, D	17.42%	(42.54)%	(4.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.52%	2.34%	3.25% A
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.21%	2.24%	2.24% A
Net investment income (loss)	(1.83)%	(1.89)%	(1.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,061	$ 9,921	$ 10,782
Portfolio turnover rate	66%	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 5.60	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.08)	(.03)
Net realized and unrealized gain (loss)	1.07	(3.97)	(.34)
Total from investment operations	1.03	(4.05)	(.37)
Redemption fees added to paid in capital D	.01	.01	.01
Net asset value, end of period	$ 6.64	$ 5.60	$ 9.64
Total Return B, C	18.57%	(41.91)%	(3.60)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.46%	1.31%	2.16% A
Expenses net of voluntary waivers, if any	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.21%	1.24%	1.24% A
Net investment income (loss)	(.84)%	(.89)%	(.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 625	$ 1,184	$ 622
Portfolio turnover rate	66%	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Electronics

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 4,715,316	|
Unrealized depreciation	(7,944,158)
Net unrealized appreciation (depreciation)	(3,228,842)
Capital loss carryforward	(11,700,912)
Cost for federal income tax purposes	$ 50,806,009

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-%	.25%	$ 12,720	$ 53	$ -
Class T	.25%	.25%	53,960	-	-
Class B	.75%	.25%	74,590	55,943	-
Class C	.75%	.25%	98,387	25,770	-
			$ 239,657	$ 81,766	$ -

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Electronics

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,005
Class T	3,367
Class B*	26,764
Class C*	3,589
$ 39,725

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 29,477.58
Class T	62,930.58
Class B	52,652.70
Class C	45,429.46
Institutional Class	2,160.39
	$ 192,648

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $31,049 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 19,796
Class T	1.75%	42,932
Class B	2.25%	38,583
Class C	2.25%	27,216
Institutional Class	1.25%	1,130
		$ 129,657

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 13,451
Class A	-	-
Class T	-	-
	$ -	$13,451

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended July 31,		Dollars Years ended July 31,
Years ended July 31,	2003	2002	2003	2002
Class A
Shares sold	890,305	999,305	$ 4,733,982	$ 8,904,978
Shares redeemed	(540,592)	(470,520)	(2,676,332)	(3,838,805)
Net increase (decrease)	349,713	528,785	$ 2,057,650	$ 5,066,173
Class T
Shares sold	732,407	1,743,701	$ 3,899,064	$ 15,588,485
Shares redeemed	(633,473)	(847,306)	(3,094,794)	(6,546,434)
Net increase (decrease)	98,934	896,395	$ 804,270	$ 9,042,051
Class B
Shares sold	983,554	1,607,833	$ 5,591,186	$ 13,351,139
Shares redeemed	(749,700)	(1,231,848)	(3,905,482)	(9,505,855)
Net increase (decrease)	233,854	375,985	$ 1,685,704	$ 3,845,284
Class C
Shares sold	702,366	1,181,194	$ 3,686,077	$ 10,313,668
Shares redeemed	(484,780)	(504,804)	(2,418,447)	(3,838,274)
Net increase (decrease)	217,586	676,390	$ 1,267,630	$ 6,475,394
Institutional Class
Shares sold	40,336	211,542	$ 222,173	$ 1,742,873
Shares redeemed	(157,790)	(64,561)	(781,861)	(528,404)
Net increase (decrease)	(117,454)	146,981	$ (559,688)	$ 1,214,469

Electronics

Advisor Financial Services Fund - Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the life of fund total returns for Institutional Class would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Life of FundA
Institutional Class	13.07%	3.78%	12.87%

A From September 3, 1996.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services Fund - Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Feingold, Portfolio Manager of Fidelity Advisor Financial Services Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

For the 12 months ending July 31, 2003, the fund's Institutional Class shares returned 13.07%. The Goldman Sachs® Financial Services Index rose 13.63%, while the Standard & Poor's Index gained 10.64%. Throughout the year, the Federal Reserve Board's accommodative monetary policy helped expand the profit margins of lenders such as banks, as their borrowing costs declined more than their lending rates. In the final half of the period, financial stocks in general gained when investors grew more optimistic about the economy. Stock selection in banking helped performance, including Bank of New York, Bank of America and Wachovia. SLM Corp., the former Sallie Mae, benefited from continued growth in demand for college loans, while MBNA gained because of improving quality in its credit card lending and its ability to increase loan volume. Detractors included Fifth Third Bancorp, which ran into questions about its management and accounting systems; Household International, hurt when problems in the sub-prime lending business affected its borrowing costs; and American International Group, which faced increased losses in its property-and-casualty business.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Financial Services Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
American International Group, Inc.	6.3
Bank of America Corp.	5.8
Citigroup, Inc.	5.2
Fannie Mae	4.7
Bank of New York Co., Inc.	4.1
J.P. Morgan Chase & Co.	4.0
Wachovia Corp.	3.7
Berkshire Hathaway, Inc. Class B	3.3
MBNA Corp.	3.0
Sovereign Bancorp, Inc.	2.9
43.0
Top Industries as of July 31, 2003
% of fund's net assets
Insurance	24.9%
Commercial Banks	24.3%
Capital Markets	20.6%
Thrifts & Mortgage Finance	12.4%
Consumer Finance	6.3%
All Others*	11.5%

* Includes short-term investments and net other assets.

Annual Report

Advisor Financial Services Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value (Note 1)
CAPITAL MARKETS - 20.6%
A.G. Edwards, Inc.	25,000	$ 924,750
Ameritrade Holding Corp. (a)	284,000	2,726,400
Bank of New York Co., Inc.	708,960	21,353,875
Bear Stearns Companies, Inc.	44,500	2,981,500
Charles Schwab Corp.	107,626	1,120,387
Federated Investors, Inc. Class B (non-vtg.)	92,300	2,652,702
Franklin Resources, Inc.	60,700	2,637,415
Goldman Sachs Group, Inc.	110,300	9,611,542
Investors Financial Services Corp.	91,400	2,912,918
J.P. Morgan Chase & Co.	590,390	20,693,170
LaBranche & Co., Inc.	31,500	549,045
Lehman Brothers Holdings, Inc.	72,000	4,555,440
Mellon Financial Corp.	85,100	2,574,275
Merrill Lynch & Co., Inc.	247,500	13,456,575
Morgan Stanley	313,200	14,858,208
Northern Trust Corp.	34,400	1,501,904
SoundView Technology Group, Inc. (a)	65,180	657,666
Waddell & Reed Financial, Inc. Class A	47,567	1,251,488
TOTAL CAPITAL MARKETS		107,019,260
COMMERCIAL BANKS - 24.3%
Banco Popolare di Verona e Novara	107,100	1,477,593
Bank of America Corp.	364,204	30,072,324
Bank of Hawaii Corp.	53,500	1,801,880
Bank of the Ozarks, Inc.	10,880	415,616
Bank One Corp.	355,782	14,074,736
Commerce Bancorp, Inc., New Jersey	62,073	2,514,577
Fifth Third Bancorp	223,263	12,281,698
FleetBoston Financial Corp.	242,376	7,535,470
National Bank of Canada	230,400	5,805,949
Royal Bank of Canada	189,800	7,962,407
SouthTrust Corp.	81,600	2,338,656
Synovus Financial Corp.	64,000	1,505,920
UCBH Holdings, Inc.	136,400	4,205,212
Valley National Bancorp	19,215	528,989
Wachovia Corp.	438,920	19,176,415
Wells Fargo & Co.	284,900	14,395,997
TOTAL COMMERCIAL BANKS		126,093,439
CONSUMER FINANCE - 6.3%
American Express Co.	243,900	10,773,063
Asta Funding, Inc. (a)	42,600	1,191,522
MBNA Corp.	697,275	15,542,260
SLM Corp.	124,500	5,161,770
TOTAL CONSUMER FINANCE		32,668,615
DIVERSIFIED FINANCIAL SERVICES - 6.2%
Chicago Mercantile Exchange Holdings, Inc. Class A	400	29,460

	Shares	Value (Note 1)
CIT Group, Inc.	108,600	$ 3,027,768
Citigroup, Inc.	599,569	26,860,691
Euronext NV	49,600	1,245,349
Principal Financial Group, Inc.	34,300	1,118,180
TOTAL DIVERSIFIED FINANCIAL SERVICES		32,281,448
INSURANCE - 24.9%
ACE Ltd.	185,000	6,103,150
AFLAC, Inc.	218,400	7,006,272
Allmerica Financial Corp. (a)	47,400	1,058,916
Allstate Corp.	233,700	8,887,611
AMBAC Financial Group, Inc.	31,050	2,045,264
American International Group, Inc.	506,560	32,521,152
Aon Corp.	117,200	2,818,660
Berkshire Hathaway, Inc. Class B (a)	7,194	17,287,182
Cincinnati Financial Corp.	33,730	1,325,589
Everest Re Group Ltd.	40,300	3,045,471
Fidelity National Financial, Inc.	77,500	2,223,475
Hartford Financial Services Group, Inc.	97,200	5,072,868
HCC Insurance Holdings, Inc.	29,800	890,424
Lincoln National Corp.	79,400	2,964,796
Marsh & McLennan Companies, Inc.	81,000	4,019,220
MBIA, Inc.	77,200	3,907,864
MetLife, Inc.	231,100	6,406,092
Montpelier Re Holdings Ltd.	24,500	788,655
Nationwide Financial Services, Inc. Class A	88,600	2,742,170
Old Republic International Corp.	58,000	2,002,160
PartnerRe Ltd.	11,400	551,418
RenaissanceRe Holdings Ltd.	67,000	2,853,530
St. Paul Companies, Inc.	68,700	2,416,179
StanCorp Financial Group, Inc.	22,600	1,261,080
Sun Life Financial, Inc.	161,200	3,444,444
Travelers Property Casualty Corp.:
Class A	269,636	4,368,103
Class B	62,328	1,005,974
UICI (a)	46,900	655,662
TOTAL INSURANCE		129,673,381
IT SERVICES - 1.0%
First Data Corp.	142,900	5,395,904
REAL ESTATE - 4.4%
Apartment Investment & Management Co. Class A	133,600	5,265,176
AvalonBay Communities, Inc.	21,700	1,019,466
CBL & Associates Properties, Inc.	12,000	578,160
Duke Realty Corp.	33,300	959,706
Equity Office Properties Trust	18,700	518,738
Equity Residential (SBI)	191,400	5,340,060
Manufactured Home Communities, Inc.	14,200	519,720
Pan Pacific Retail Properties, Inc.	34,200	1,463,418
Reckson Associates Realty Corp.	25,400	551,434
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
Shurgard Storage Centers, Inc. Class A	15,600	$ 548,340
Simon Property Group, Inc.	61,700	2,612,995
Sun Communities, Inc.	26,900	1,092,140
The Mills Corp.	14,900	530,589
Vornado Realty Trust	34,800	1,595,232
TOTAL REAL ESTATE		22,595,174
THRIFTS & MORTGAGE FINANCE - 12.4%
Countrywide Financial Corp.	69,847	4,666,478
Fannie Mae	381,435	24,427,097
Farmer Mac Class C (non-vtg.) (a)	70,000	1,791,300
Freddie Mac	45,620	2,228,537
Golden West Financial Corp., Delaware	166,000	13,711,600
Radian Group, Inc.	52,255	2,446,057
Sovereign Bancorp, Inc.	849,800	15,245,412
TOTAL THRIFTS & MORTGAGE FINANCE		64,516,481
TOTAL COMMON STOCKS (Cost $439,160,321)		520,243,702
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 1.12% (b)	677,424	677,424
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	1,418,500	1,418,500
TOTAL MONEY MARKET FUNDS (Cost $2,095,924)		2,095,924
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $441,256,245)	522,339,626
NET OTHER ASSETS - (0.5)%	(2,500,821)
NET ASSETS - 100%	$ 519,838,805
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $299,425,639 and $388,380,669, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $46,712 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $2,909,000. The weighted average interest rate was 1.94%. At period end there were no interfund loans outstanding.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $23,103,000 of which $876,000, $3,264,000 and $18,963,000 will expire on July 31, 2007, 2008 and 2011, respectively.

Class A, Class T, Class B, Class C and Institutional Class each designate 100% of the dividends distributed in December 2002 as qualifying for the dividends-received deduction for corporate shareholders.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $1,341,873) (cost $441,256,245) - See accompanying schedule		$ 522,339,626
Receivable for fund shares sold		420,881
Dividends receivable		654,402
Interest receivable		1,007
Redemption fees receivable		310
Other receivables		6,706
Total assets		523,422,932

Liabilities
Payable for investments purchased	$ 142,067
Payable for fund shares redeemed	1,287,283
Accrued management fee	252,419
Distribution fees payable	319,677
Other payables and accrued expenses	164,181
Collateral on securities loaned, at value	1,418,500
Total liabilities		3,584,127

Net Assets		$ 519,838,805
Net Assets consist of:
Paid in capital		$ 463,832,126
Undistributed net investment income		849,010
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,924,416)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		81,082,085
Net Assets		$ 519,838,805
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,254,950 ÷ 2,865,696 shares)		$ 19.98
Maximum offering price per share (100/94.25 of $19.98)		$ 21.20
Class T: Net Asset Value and redemption price per share ($157,237,644 ÷ 7,902,559 shares)		$ 19.90
Maximum offering price per share (100/96.50 of $19.90)		$ 20.62
Class B: Net Asset Value and offering price per share ($193,373,422 ÷ 9,901,065 shares) A		$ 19.53
Class C: Net Asset Value and offering price per share ($97,433,844 ÷ 4,989,640 shares) A		$ 19.53
Institutional: Net Asset Value, offering price and redemption price per share ($14,538,945 ÷ 720,924 shares)		$ 20.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 10,691,524
Interest		13,143
Security lending		120,134
Total income		10,824,801

Expenses
Management fee	$ 2,922,367
Transfer agent fees	1,839,299
Distribution fees	3,741,295
Accounting and security lending fees	187,318
Non-interested trustees' compensation	2,005
Custodian fees and expenses	18,936
Registration fees	26,856
Audit	44,438
Legal	3,827
Interest	629
Miscellaneous	24,408
Total expenses before reductions	8,811,378
Expense reductions	(197,422)	8,613,956
Net investment income (loss)		2,210,845
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,201,561
Foreign currency transactions	(4,441)
Total net realized gain (loss)		2,197,120
Change in net unrealized appreciation (depreciation) on: Investment securities	48,535,476
Assets and liabilities in foreign currencies	1,698
Total change in net unrealized appreciation (depreciation)		48,537,174
Net gain (loss)		50,734,294
Net increase (decrease) in net assets resulting from operations		$ 52,945,139

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Financial Services Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,210,845	$ 911,846
Net realized gain (loss)	2,197,120	(10,280,314)
Change in net unrealized appreciation (depreciation)	48,537,174	(82,098,746)
Net increase (decrease) in net assets resulting from operations	52,945,139	(91,467,214)
Distributions to shareholders from net investment income	(1,354,216)	(1,724,173)
Share transactions - net increase (decrease)	(91,318,552)	(96,420,869)
Redemption fees	20,838	36,637
Total increase (decrease) in net assets	(39,706,791)	(189,575,619)

Net Assets
Beginning of period	559,545,596	749,121,215
End of period (including undistributed net investment income of $849,010 and undistributed net investment income of $99,438, respectively)	$ 519,838,805	$ 559,545,596

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.83	$ 20.45	$ 18.29	$ 17.49	$ 18.74
Income from Investment Operations
Net investment income (loss) C	.16	.12	.15	.15	.12
Net realized and unrealized gain (loss)	2.07	(2.60)	2.20	.73	(.31)
Total from investment operations	2.23	(2.48)	2.35	.88	(.19)
Distributions from net investment income	(.08)	(.14)	(.19)	(.09)	(.06)
Distributions from net realized gain	-	-	-	-	(1.01)
Total distributions	(.08)	(.14)	(.19)	(.09)	(1.07)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 19.98	$ 17.83	$ 20.45	$ 18.29	$ 17.49
Total Return A, B	12.57%	(12.16)%	12.86%	5.12%	.69%
Ratios to Average Net Assets D
Expenses before expense reductions	1.31%	1.27%	1.20%	1.25%	1.24%
Expenses net of voluntary waivers, if any	1.31%	1.27%	1.20%	1.25%	1.24%
Expenses net of all reductions	1.27%	1.23%	1.18%	1.22%	1.23%
Net investment income (loss)	.89%	.60%	.77%	.92%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,255	$ 60,475	$ 78,115	$ 48,088	$ 27,440
Portfolio turnover rate	60%	125%	110%	73%	38%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.77	$ 20.38	$ 18.21	$ 17.42	$ 18.66
Income from Investment Operations
Net investment income (loss) C	.12	.07	.11	.12	.09
Net realized and unrealized gain (loss)	2.07	(2.59)	2.19	.71	(.30)
Total from investment operations	2.19	(2.52)	2.30	.83	(.21)
Distributions from net investment income	(.06)	(.09)	(.13)	(.05)	(.03)
Distributions from net realized gain	-	-	-	-	(1.01)
Total distributions	(.06)	(.09)	(.13)	(.05)	(1.04)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 19.90	$ 17.77	$ 20.38	$ 18.21	$ 17.42
Total Return A, B	12.37%	(12.39)%	12.64%	4.84%	.53%
Ratios to Average Net Assets D
Expenses before expense reductions	1.53%	1.49%	1.43%	1.47%	1.47%
Expenses net of voluntary waivers, if any	1.53%	1.49%	1.43%	1.47%	1.47%
Expenses net of all reductions	1.49%	1.45%	1.41%	1.44%	1.46%
Net investment income (loss)	.67%	.38%	.54%	.70%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,238	$ 169,429	$ 234,268	$ 179,862	$ 123,361
Portfolio turnover rate	60%	125%	110%	73%	38%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.50	$ 20.08	$ 17.95	$ 17.21	$ 18.52
Income from Investment Operations
Net investment income (loss) C	.03	(.03)	- E	.03	- E
Net realized and unrealized gain (loss)	2.03	(2.55)	2.16	.70	(.29)
Total from investment operations	2.06	(2.58)	2.16	.73	(.29)
Distributions from net investment income	(.03)	-	(.03)	-	(.02)
Distributions from net realized gain	-	-	-	-	(1.01)
Total distributions	(.03)	-	(.03)	-	(1.03)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 19.53	$ 17.50	$ 20.08	$ 17.95	$ 17.21
Total Return A, B	11.80%	(12.85)%	12.03%	4.30%	.05%
Ratios to Average Net Assets D
Expenses before expense reductions	2.03%	2.01%	1.96%	2.01%	1.99%
Expenses net of voluntary waivers, if any	2.03%	2.01%	1.96%	2.01%	1.99%
Expenses net of all reductions	1.99%	1.97%	1.94%	1.98%	1.98%
Net investment income (loss)	.17%	(.14)%	.01%	.16%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,373	$ 206,460	$ 269,612	$ 150,880	$ 94,072
Portfolio turnover rate	60%	125%	110%	73%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 20.05	$ 17.96	$ 17.24	$ 18.56
Income from Investment Operations
Net investment income (loss) C	.04	(.02)	.01	.03	- E
Net realized and unrealized gain (loss)	2.03	(2.54)	2.15	.70	(.29)
Total from investment operations	2.07	(2.56)	2.16	.73	(.29)
Distributions from net investment income	(.03)	-	(.07)	(.02)	(.03)
Distributions from net realized gain	-	-	-	-	(1.01)
Total distributions	(.03)	-	(.07)	(.02)	(1.04)
Redemption fees added to paid in capital C	- E	- E	- E	.01	.01
Net asset value, end of period	$ 19.53	$ 17.49	$ 20.05	$ 17.96	$ 17.24
Total Return A, B	11.86%	(12.77)%	12.03%	4.30%	.07%
Ratios to Average Net Assets D
Expenses before expense reductions	1.99%	1.96%	1.92%	1.96%	1.95%
Expenses net of voluntary waivers, if any	1.99%	1.96%	1.92%	1.96%	1.95%
Expenses net of all reductions	1.95%	1.92%	1.90%	1.93%	1.94%
Net investment income (loss)	.22%	(.09)%	.05%	.21%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,434	$ 107,899	$ 149,160	$ 83,078	$ 36,552
Portfolio turnover rate	60%	125%	110%	73%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 20.59	$ 18.39	$ 17.60	$ 18.80
Income from Investment Operations
Net investment income (loss) B	.24	.19	.22	.21	.18
Net realized and unrealized gain (loss)	2.09	(2.62)	2.22	.72	(.30)
Total from investment operations	2.33	(2.43)	2.44	.93	(.12)
Distributions from net investment income	(.11)	(.21)	(.24)	(.15)	(.08)
Distributions from net realized gain	-	-	-	-	(1.01)
Total distributions	(.11)	(.21)	(.24)	(.15)	(1.09)
Redemption fees added to paid in capital B	- D	- D	- D	.01	.01
Net asset value, end of period	$ 20.17	$ 17.95	$ 20.59	$ 18.39	$ 17.60
Total Return A	13.07%	(11.84)%	13.29%	5.40%	1.12%
Ratios to Average Net Assets C
Expenses before expense reductions	.88%	.89%	.87%	.90%	.93%
Expenses net of voluntary waivers, if any	.88%	.89%	.87%	.90%	.93%
Expenses net of all reductions	.84%	.85%	.84%	.87%	.92%
Net investment income (loss)	1.32%	.98%	1.10%	1.27%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,539	$ 15,283	$ 17,966	$ 9,749	$ 11,956
Portfolio turnover rate	60%	125%	110%	73%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders

es are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 88,098,988	|
Unrealized depreciation	(9,836,086)
Net unrealized appreciation (depreciation)	78,262,902
Undistributed ordinary income	847,129
Capital loss carryforward	(23,103,348)

Cost for federal income tax purposes	$ 444,076,724

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 1,354,216	$ 1,724,173

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 149,130	$ 188	$ 11,876
Class T	.27%	.25%	788,545	2,908	32,529
Class B	.75%	.25%	1,855,162	1,391,458	-
Class C	.75%	.25%	948,458	53,875	-
			$ 3,741,295	$ 1,448,429	$ 44,405

Financial Services

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18,425
Class T	14,183
Class B*	710,319
Class C*	9,641
$ 752,568

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 216,172.39
Class T	548,284.36
Class B	718,421.39
Class C	324,458.34
Institutional Class	31,964.23
	$ 1,839,299

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,139 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 153,017
Class A	11,876	-
Class T	32,529	-
	$ 44,405	$ 153,017

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2003	2002
From net investment income
Class A	$ 252,487	$ 525,686
Class T	523,447	996,103
Class B	326,913	-
Class C	167,726	-
Institutional Class	83,643	202,384
Total	$ 1,354,216	$ 1,724,173

Financial Services

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2003	2002	2003	2002
Class A
Shares sold	466,106	826,333	$ 8,361,698	$ 16,041,934
Reinvestment of distributions	12,924	25,062	225,396	468,130
Shares redeemed	(1,005,991)	(1,278,731)	(17,596,177)	(24,341,613)
Net increase (decrease)	(526,961)	(427,336)	$ (9,009,083)	$ (7,831,549)
Class T
Shares sold	786,561	1,627,023	$ 14,027,178	$ 31,431,541
Reinvestment of distributions	27,729	48,883	482,206	911,808
Shares redeemed	(2,445,445)	(3,637,246)	(42,791,925)	(68,303,312)
Net increase (decrease)	(1,631,155)	(1,961,340)	$ (28,282,541)	$ (35,959,963)
Class B
Shares sold	669,921	1,693,698	$ 11,895,054	$ 32,479,422
Reinvestment of distributions	15,797	-	270,445	-
Shares redeemed	(2,581,642)	(3,326,341)	(44,031,477)	(61,510,110)
Net increase (decrease)	(1,895,924)	(1,632,643)	$ (31,865,978)	$ (29,030,688)
Class C
Shares sold	411,834	1,025,625	$ 7,357,880	$ 19,483,057
Reinvestment of distributions	7,556	-	129,283	-
Shares redeemed	(1,598,865)	(2,294,067)	(27,368,101)	(42,780,187)
Net increase (decrease)	(1,179,475)	(1,268,442)	$ (19,880,938)	$ (23,297,130)
Institutional Class
Shares sold	104,118	368,886	$ 1,915,337	$ 7,257,261
Reinvestment of distributions	3,152	5,884	55,316	110,481
Shares redeemed	(237,964)	(395,694)	(4,250,665)	(7,669,281)
Net increase (decrease)	(130,694)	(20,924)	$ (2,280,012)	$ (301,539)

Annual Report

Advisor Health Care Fund - Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the class' life of fund total returns for Institutional Class would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Life of FundA
Institutional Class	11.26%	4.18%	12.06%

A From September 3, 1996.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care Fund - Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Steven Calhoun, Portfolio Manager of Fidelity Advisor Health Care Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

For the 12-month period that ended July 31, 2003, the fund's Institutional Class gained 11.26%. During the same period, the Goldman Sachs Health Care Index returned 14.98%, while the Standard & Poor's 500 Index returned 10.64%. The medical technology group, particularly St. Jude Medical and Boston Scientific, helped the fund's performance. In the case of St. Jude Medical, Implantable Cardioverter Defibrillators, which are designed to reduce the risk of heart attacks by controlling irregular heart rhythms, drove performance. Boston Scientific's stock gained on its expected drug-coated stent product launch. On the negative side, hospital company Tenet Healthcare's legal and regulatory troubles were reflected in the stock's poor performance. Pharmaceutical company Schering-Plough suffered over concerns about the transition of some of its name brand drugs to the generic market. Underweighting the biotechnology industry also hurt returns as the group outperformed the rest of the health care market during the past six months.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Health Care Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
Johnson & Johnson	10.2
Pfizer, Inc.	8.0
Merck & Co., Inc.	7.9
Amgen, Inc.	6.0
Medtronic, Inc.	5.5
Abbott Laboratories	5.5
St. Jude Medical, Inc.	4.8
Wyeth	4.4
Genentech, Inc.	4.1
UnitedHealth Group, Inc.	3.1
59.5
Top Industries as of July 31, 2003
% of fund's net assets
Pharmaceuticals	51.0%
Health Care Equipment & Supplies	20.3%
Biotechnology	14.5%
Health Care Providers & Services	13.1%
All Others*	1.1%

* Includes short-term investments and net other assets.

Annual Report

Annual Report

Advisor Health Care Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 14.5%
Alkermes, Inc. (a)	268,200	$ 3,540,240
Amgen, Inc. (a)	746,000	51,906,680
Cephalon, Inc. (a)	53,800	2,688,924
Genentech, Inc. (a)	441,200	35,626,900
Geneprot, Inc. (d)	43,000	150,500
Genzyme Corp. - General Division (a)	147,500	7,439,900
Gilead Sciences, Inc. (a)	134,200	9,159,150
ImClone Systems, Inc. (a)	75,200	3,144,864
MedImmune, Inc. (a)	225,530	8,838,521
Neurocrine Biosciences, Inc. (a)	50,800	2,726,944
TOTAL BIOTECHNOLOGY		125,222,623
HEALTH CARE EQUIPMENT & SUPPLIES - 20.3%
Alcon, Inc.	368,000	18,756,960
Baxter International, Inc.	903,500	24,945,635
Biomet, Inc.	340,175	10,072,582
Boston Scientific Corp. (a)	149,900	9,478,177
Edwards Lifesciences Corp. (a)	315,300	8,904,072
Guidant Corp.	93,800	4,429,236
Hillenbrand Industries, Inc.	86,800	4,729,732
Medtronic, Inc.	930,496	47,920,544
Novoste Corp. (c)	12,500	60,750
Smith & Nephew PLC sponsored ADR	83,500	5,176,165
St. Jude Medical, Inc. (a)	768,100	41,208,565
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		175,682,418
HEALTH CARE PROVIDERS & SERVICES - 13.1%
Aetna, Inc.	298,160	18,372,619
AmerisourceBergen Corp.	120,400	7,596,036
Cardinal Health, Inc.	338,900	18,554,775
HCA, Inc.	137,600	4,850,400
Health Management Associates, Inc. Class A	252,100	5,034,437
Health Net, Inc. (a)	135,300	4,646,202
Laboratory Corp. of America Holdings (a)	302,200	9,600,894
McKesson Corp.	237,856	7,673,235
Quest Diagnostics, Inc. (a)	166,500	9,950,040
UnitedHealth Group, Inc.	522,300	27,206,607
TOTAL HEALTH CARE PROVIDERS & SERVICES		113,485,245
PHARMACEUTICALS - 51.0%
Abbott Laboratories	1,205,820	47,328,435
Allergan, Inc.	117,400	9,448,352
Altana AG sponsored ADR	76,700	4,736,225
Angiotech Pharmaceuticals, Inc. (a)	380,910	16,853,368
Barr Laboratories, Inc. (a)	76,700	5,181,085
Biovail Corp. (a)	411,370	15,821,923
Eli Lilly & Co.	384,800	25,335,232
Forest Laboratories, Inc. (a)	132,400	6,339,312

	Shares	Value (Note 1)
Johnson & Johnson	1,694,762	$ 87,771,724
Merck & Co., Inc.	1,243,100	68,718,568
Mylan Laboratories, Inc.	157,800	5,328,906
Novartis AG sponsored ADR	225,500	8,702,045
Pfizer, Inc.	2,079,920	69,386,131
Schering-Plough Corp.	1,502,600	25,514,148
Sepracor, Inc. (a)	60,100	1,457,425
Teva Pharmaceutical Industries Ltd. sponsored ADR	38,100	2,184,654
Watson Pharmaceuticals, Inc. (a)	60,100	2,400,394
Wyeth	838,920	38,237,974
TOTAL PHARMACEUTICALS		440,745,901
TOTAL COMMON STOCKS (Cost $781,787,354)		855,136,187
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 1.12% (b)	13,120,494	13,120,494
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	6,441,300	6,441,300
TOTAL MONEY MARKET FUNDS (Cost $19,561,794)		19,561,794
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $801,349,148)	874,697,981
NET OTHER ASSETS - (1.2)%	(10,045,538)
NET ASSETS - 100%	$ 864,652,443
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $60,750 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc.	7/7/00	$ 236,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $994,252,355 and $1,097,593,050, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $43,377 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,500 or 0.0% of net assets.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $92,069,000 of which $78,668,000 and $13,401,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Health Care

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $6,107,269) (cost $801,349,148) - See accompanying schedule		$ 874,697,981
Receivable for investments sold		11,266,721
Receivable for fund shares sold		471,896
Dividends receivable		603,842
Interest receivable		10,660
Redemption fees receivable		647
Other receivables		2,355
Total assets		887,054,102
Liabilities
Payable for investments purchased	$ 13,122,474
Payable for fund shares redeemed	1,688,485
Accrued management fee	426,136
Distribution fees payable	530,758
Other payables and accrued expenses	192,506
Collateral on securities loaned, at value	6,441,300
Total liabilities		22,401,659
Net Assets		$ 864,652,443
Net Assets consist of:
Paid in capital		$ 903,836,438
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(112,538,891)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		73,354,896
Net Assets		$ 864,652,443
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,692,326 ÷ 5,941,858 shares)		$ 18.29
Maximum offering price per share (100/94.25 of $18.29)		$ 19.41
Class T: Net Asset Value and redemption price per share ($264,114,675 ÷ 14,645,105 shares)		$ 18.03
Maximum offering price per share (100/96.50 of $18.03)		$ 18.68
Class B: Net Asset Value and offering price per share ($317,905,889 ÷ 18,214,937 shares) A		$ 17.45
Class C: Net Asset Value and offering price per share ($150,575,819 ÷ 8,617,884 shares) A		$ 17.47
Institutional: Net Asset Value, offering price and redemption price per share ($23,363,734 ÷ 1,257,765 shares)		$ 18.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 10,344,168
Interest		265,270
Security lending		52,692
Total income		10,662,130
Expenses
Management fee	$ 4,973,394
Transfer agent fees	3,473,660
Distribution fees	6,339,740
Accounting and security lending fees	243,844
Non-interested trustees' compensation	3,388
Custodian fees and expenses	20,073
Registration fees	29,152
Audit	46,265
Legal	6,681
Miscellaneous	44,060
Total expenses before reductions	15,180,257
Expense reductions	(624,704)	14,555,553
Net investment income (loss)		(3,893,423)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	13,769,161
Foreign currency transactions	(3,903)
Total net realized gain (loss)		13,765,258
Change in net unrealized appreciation (depreciation) on: Investment securities	71,498,119
Assets and liabilities in foreign currencies	6,042
Total change in net unrealized appreciation (depreciation)		71,504,161
Net gain (loss)		85,269,419
Net increase (decrease) in net assets resulting from operations		$ 81,375,996

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Health Care Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,893,423)	$ (7,853,782)
Net realized gain (loss)	13,765,258	(63,763,508)
Change in net unrealized appreciation (depreciation)	71,504,161	(172,425,294)
Net increase (decrease) in net assets resulting from operations	81,375,996	(244,042,584)
Share transactions - net increase (decrease)	(125,179,240)	(99,168,836)
Redemption fees	65,218	110,376
Total increase (decrease) in net assets	(43,738,026)	(343,101,044)

Net Assets
Beginning of period	908,390,469	1,251,491,513
End of period	$ 864,652,443	$ 908,390,469

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 20.41	$ 22.02	$ 18.52	$ 16.70
Income from Investment Operations
Net investment income (loss) C	-E	(.04)	.01	.01	-E
Net realized and unrealized gain (loss)	1.78	(3.86)	(.50)	3.89	2.20
Total from investment operations	1.78	(3.90)	(.49)	3.90	2.20
Distributions from net realized gain	-	-	(1.12)	(.41)	(.39)
Redemption fees added to paid in capital C	-E	-E	-E	.01	.01
Net asset value, end of period	$ 18.29	$ 16.51	$ 20.41	$ 22.02	$ 18.52
Total Return A,B	10.78%	(19.11)%	(2.50)%	21.44%	13.80%
Ratios to Average Net Assets D
Expenses before expense reductions	1.34%	1.29%	1.19%	1.20%	1.23%
Expenses net of voluntary waivers, if any	1.34%	1.29%	1.19%	1.20%	1.23%
Expenses net of all reductions	1.27%	1.24%	1.17%	1.18%	1.21%
Net investment income (loss)	(.01)%	(.23)%	.05%	.07%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,692	$ 103,292	$ 136,304	$ 108,248	$ 66,142
Portfolio turnover rate	120%	167%	71%	51%	98%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 20.22	$ 21.87	$ 18.40	$ 16.61
Income from Investment Operations
Net investment income (loss) C	(.04)	(.09)	(.04)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.76	(3.82)	(.49)	3.86	2.19
Total from investment operations	1.72	(3.91)	(.53)	3.83	2.15
Distributions from net realized gain	-	-	(1.12)	(.37)	(.37)
Redemption fees added to paid in capital C	-E	-E	-E	.01	.01
Net asset value, end of period	$ 18.03	$ 16.31	$ 20.22	$ 21.87	$ 18.40
Total Return A,B	10.55%	(19.34)%	(2.71)%	21.16%	13.54%
Ratios to Average Net Assets D
Expenses before expense reductions	1.59%	1.52%	1.43%	1.42%	1.46%
Expenses net of voluntary waivers, if any	1.59%	1.52%	1.43%	1.42%	1.46%
Expenses net of all reductions	1.51%	1.47%	1.41%	1.40%	1.43%
Net investment income (loss)	(.26)%	(.46)%	(.18)%	(.15)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 264,115	$ 274,243	$ 383,643	$ 361,351	$ 248,442
Portfolio turnover rate	120%	167%	71%	51%	98%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.86	$ 19.76	$ 21.50	$ 18.16	$ 16.47
Income from Investment Operations
Net investment income (loss)C	(.12)	(.18)	(.14)	(.13)	(.13)
Net realized and unrealized gain (loss)	1.71	(3.72)	(.48)	3.80	2.17
Total from investment operations	1.59	(3.90)	(.62)	3.67	2.04
Distributions from net realized gain	-	-	(1.12)	(.34)	(.36)
Redemption fees added to paid in capitalC	- E	- E	- E	.01	.01
Net asset value, end of period	$ 17.45	$ 15.86	$ 19.76	$ 21.50	$ 18.16
Total ReturnA,B	10.03%	(19.74)%	(3.20)%	20.53%	12.96%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.05%	2.02%	1.95%	1.94%	1.98%
Expenses net of voluntary waivers, if any	2.05%	2.02%	1.95%	1.94%	1.98%
Expenses net of all reductions	1.98%	1.98%	1.93%	1.93%	1.96%
Net investment income (loss)	(.73)%	(.97)%	(.70)%	(.68)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 317,906	$ 334,056	$ 456,851	$ 366,413	$ 225,441
Portfolio turnover rate	120%	167%	71%	51%	98%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per--share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 19.76	$ 21.50	$ 18.17	$ 16.49
Income from Investment Operations
Net investment income (loss)C	(.11)	(.17)	(.14)	(.12)	(.12)
Net realized and unrealized gain (loss)	1.71	(3.72)	(.48)	3.80	2.17
Total from investment operations	1.60	(3.89)	(.62)	3.68	2.05
Distributions from net realized gain	-	-	(1.12)	(.36)	(.38)
Redemption fees added to paid in capitalC	-E	-E	-E	.01	.01
Net asset value, end of period	$ 17.47	$ 15.87	$ 19.76	$ 21.50	$ 18.17
Total ReturnA,B	10.08%	(19.69)%	(3.20)%	20.59%	13.04%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.00%	1.97%	1.91%	1.91%	1.95%
Expenses net of voluntary waivers, if any	2.00%	1.97%	1.91%	1.91%	1.95%
Expenses net of all reductions	1.92%	1.93%	1.89%	1.89%	1.92%
Net investment income (loss)	(.67)%	(.92)%	(.66)%	(.64)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,576	$ 160,877	$ 229,494	$ 183,264	$ 109,372
Portfolio turnover rate	120%	167%	71%	51%	98%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 16.70	$ 20.58	$ 22.13	$ 18.59	$ 16.73
Income from Investment Operations
Net investment income (loss)B	.06	.02	.07	.07	.05
Net realized and unrealized gain (loss)	1.82	(3.90)	(.50)	3.90	2.21
Total from investment operations	1.88	(3.88)	(.43)	3.97	2.26
Distributions from net investment income	-	-	-	(.03)	-
Distributions from net realized gain	-	-	(1.12)	(.41)	(.41)
Total distributions	-	-	(1.12)	(.44)	(.41)
Redemption fees added to paid in capitalB	-D	-D	-D	.01	.01
Net asset value, end of period	$ 18.58	$ 16.70	$ 20.58	$ 22.13	$ 18.59
Total ReturnA	11.26%	(18.85)%	(2.21)%	21.77%	14.17%
Ratios to Average Net AssetsC
Expenses before expense reductions	.96%	.95%	.91%	.93%	.97%
Expenses net of voluntary waivers, if any	.96%	.95%	.91%	.93%	.97%
Expenses net of all reductions	.88%	.90%	.89%	.92%	.95%
Net investment income (loss)	.37%	.11%	.33%	.33%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,364	$ 35,923	$ 45,200	$ 40,320	$ 33,540
Portfolio turnover rate	120%	167%	71%	51%	98%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 90,557,915
Unrealized depreciation	(37,673,393)
Net unrealized appreciation (depreciation)	52,884,522
Capital loss carryforward	(92,068,501)

Cost for federal income tax purposes	$ 821,813,459

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.04%	.25%	$ 296,638	$ 165	$ 42,420
Class T	.29%	.25%	1,401,880	8.938	108,730
Class B	.75%	.25%	3,139,923	2,355,113	-
Class C	.75%	.25%	1,501,299	104,464	-
			$ 6,339,740	$ 2,468,680	$ 151,150

Health Care

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 40,215
Class T	37,748
Class B*	1,154,187
Class C*	15,844
$ 1,247,994

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 424,664.42
Class T	1,077,120.42
Class B	1,331,499.42
Class C	553,491.37
Institutional Class	86,886.33
	$ 3,473,660

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $264,748 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 473,554
Class A	42,420	-
Class T	108,730	-
	$ 151,150	$ 473,554

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended July 31,		Dollars Years ended July 31,
	2003	2002	2003	2002
Class A
Shares sold	1,203,411	1,803,778	$ 20,267,921	$ 34,895,741
Shares redeemed	(1,518,948)	(2,224,418)	(25,469,009)	(41,517,353)
Net increase (decrease)	(315,537)	(420,640)	$ (5,201,088)	$ (6,621,612)
Class T
Shares sold	1,868,517	3,546,811	$ 31,251,267	$ 67,960,812
Shares redeemed	(4,033,622)	(5,711,512)	(66,788,799)	(104,123,285)
Net increase (decrease)	(2,165,105)	(2,164,701)	$ (35,537,532)	$ (36,162,473)
Class B
Shares sold	1,399,903	3,374,262	$ 22,699,963	$ 63,623,658
Shares redeemed	(4,244,862)	(5,437,068)	(67,782,071)	(95,577,303)
Net increase (decrease)	(2,844,959)	(2,062,806)	$ (45,082,108)	$ (31,953,645)
Class C
Shares sold	882,963	1,741,205	$ 14,326,120	$ 32,664,595
Shares redeemed	(2,401,732)	(3,219,274)	(38,459,329)	(57,077,533)
Net increase (decrease)	(1,518,769)	(1,478,069)	$ (24,133,209)	$ (24,412,938)
Institutional Class
Shares sold	185,023	929,459	$ 3,143,586	$ 18,501,044
Shares redeemed	(1,078,595)	(974,771)	(18,368,889)	(18,519,212)
Net increase (decrease)	(893,572)	(45,312)	$ (15,225,303)	$ (18,168)

Health Care

Advisor Natural Resources Fund - Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the past 10 years' total returns for Institutional Class would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Past 10 yearsA
Institutional Class	7.51%	5.98%	8.25%

A The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T and reflect a 0.65% 12b-1 fee.

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Institutional Class on July 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Pratima Abichandani, Portfolio Manager of Fidelity Advisor Natural Resources Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

For the 12 months ending July 31, 2003, the fund's Institutional Class shares returned 7.51%. That result beat the 6.64% return of the Goldman Sachs Natural Resources Index but trailed the S&P 500. Both stock selection and an underweighting in the integrated oil and gas industry helped our returns versus the Goldman Sachs index. On the negative side, the fund's performance was limited by an underweighting and poor security selection in exploration and production stocks. Metals producer Freeport-McMoRan Copper & Gold was our best relative contributor, as I overweighted it and the stock gained approximately 77% during the period. Gold mining stock Newmont Mining also boosted our results, buoyed by ongoing unrest in the Middle East and a relatively weak U.S. dollar. Oil services stock Weatherford International was our largest detractor compared with the Goldman Sachs index. In July 2003, the company announced that its second quarter profit fell by 26%. Another energy services holding, Halliburton, also detracted from performance. In this case, however, we were hurt by underweighting the stock compared with the benchmarks as Halliburton returned to profitability in the second quarter of 2003.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Natural Resources Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
BP PLC sponsored ADR	8.1
ChevronTexaco Corp.	6.7
ConocoPhillips	5.6
Exxon Mobil Corp.	4.7
Schlumberger Ltd. (NY Shares)	4.3
Alcoa, Inc.	3.7
Royal Dutch Petroleum Co. (NY Shares)	3.6
Newmont Mining Corp. Holding Co.	3.3
Occidental Petroleum Corp.	3.3
International Paper Co.	2.9
46.2
Top Industries as of July 31, 2003
% of fund's net assets
Oil & Gas	54.6%
Energy Equipment & Services	22.3%
Metals & Mining	12.3%
Paper & Forest Products	6.7%
Containers & Packaging	1.7%
All Others*	2.4%

* Includes short-term investments and net other assets.

Annual Report

Advisor Natural Resources Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
CHEMICALS - 0.2%
Olin Corp.	22,200	$ 414,696
CONTAINERS & PACKAGING - 1.7%
Packaging Corp. of America (a)	67,400	1,273,860
Pactiv Corp. (a)	20,500	404,875
Smurfit-Stone Container Corp. (a)	184,087	2,755,782
TOTAL CONTAINERS & PACKAGING		4,434,517
ENERGY EQUIPMENT & SERVICES - 22.3%
Baker Hughes, Inc.	157,850	4,958,069
BJ Services Co. (a)	87,900	3,010,575
Cal Dive International, Inc. (a)	13,700	271,260
Cooper Cameron Corp. (a)	12,600	602,406
Diamond Offshore Drilling, Inc.	55,700	1,083,922
ENSCO International, Inc.	158,700	3,978,609
GlobalSantaFe Corp.	113,066	2,515,719
Grant Prideco, Inc. (a)	130,800	1,406,100
Grey Wolf, Inc. (a)	105,200	371,356
Halliburton Co.	83,600	1,853,412
Helmerich & Payne, Inc.	200	5,350
Maverick Tube Corp. (a)	13,300	219,450
Nabors Industries Ltd. (a)	67,100	2,402,180
National-Oilwell, Inc. (a)	80,800	1,486,720
Noble Corp. (a)	41,500	1,364,105
Patterson-UTI Energy, Inc. (a)	16,300	449,880
Precision Drilling Corp. (a)	29,000	1,055,071
Pride International, Inc. (a)	111,700	1,840,816
Rowan Companies, Inc. (a)	111,500	2,447,425
Schlumberger Ltd. (NY Shares)	239,900	10,812,293
Smith International, Inc. (a)	152,000	5,447,680
Tidewater, Inc.	24,200	646,140
Transocean, Inc. (a)	37,000	724,090
Varco International, Inc. (a)	73,800	1,275,264
Weatherford International Ltd. (a)	157,500	5,712,525
Willbros Group, Inc. (a)	42,600	406,830
TOTAL ENERGY EQUIPMENT & SERVICES		56,347,247
GAS UTILITIES - 1.4%
Kinder Morgan, Inc.	47,900	2,562,650
Southwestern Energy Co. (a)	22,700	345,040
TransCanada Corp.	42,600	769,167
TOTAL GAS UTILITIES		3,676,857
METALS & MINING - 12.3%
Alcan, Inc.	131,200	4,573,311
Alcoa, Inc.	337,900	9,383,483
Freeport-McMoRan Copper & Gold, Inc. Class B	187,097	5,012,329

	Shares	Value (Note 1)
Goldcorp, Inc.	136,300	$ 1,655,210
Newmont Mining Corp. Holding Co.	232,100	8,378,810
Phelps Dodge Corp. (a)	30,200	1,274,138
Rio Tinto PLC sponsored ADR	6,000	507,900
Steel Dynamics, Inc. (a)	19,600	295,960
TOTAL METALS & MINING		31,081,141
MULTI-UTILITIES & UNREGULATED POWER - 0.5%
AES Corp. (a)	188,000	1,182,520
OIL & GAS - 54.6%
Anadarko Petroleum Corp.	53,500	2,343,300
Apache Corp.	103,220	6,395,511
BP PLC sponsored ADR	491,648	20,427,972
Burlington Resources, Inc.	124,600	5,752,782
Chesapeake Energy Corp.	182,300	1,744,611
ChevronTexaco Corp.	233,918	16,867,827
ConocoPhillips	272,399	14,257,364
Devon Energy Corp.	125,751	5,956,825
EnCana Corp.	194,932	6,749,035
EOG Resources, Inc.	83,200	3,226,496
Exxon Mobil Corp.	334,660	11,907,203
Kerr-McGee Corp.	390	17,160
Murphy Oil Corp.	17,800	878,964
Noble Energy, Inc.	14,100	514,650
Occidental Petroleum Corp.	255,200	8,342,488
Petro-Canada	116,800	4,490,644
Pioneer Natural Resources Co. (a)	101,300	2,431,200
Pogo Producing Co.	40,100	1,696,230
Premcor, Inc. (a)	43,800	955,278
Royal Dutch Petroleum Co. (NY Shares)	211,900	9,234,602
Sunoco, Inc.	69,500	2,571,500
Talisman Energy, Inc.	98,600	4,241,766
Tom Brown, Inc. (a)	15,700	397,995
Total SA sponsored ADR	18,100	1,332,160
Valero Energy Corp.	77,300	2,813,720
XTO Energy, Inc.	69,066	1,332,974
YUKOS Corp. sponsored ADR	20,800	967,200
TOTAL OIL & GAS		137,847,457
PAPER & FOREST PRODUCTS - 6.7%
Boise Cascade Corp.	11,100	275,169
Bowater, Inc.	28,300	1,090,116
Domtar, Inc.	59,500	635,684
Georgia-Pacific Corp.	102,700	2,243,995
International Paper Co.	189,200	7,401,504
MeadWestvaco Corp.	73,337	1,775,489
Slocan Forest Products Ltd. (a)	2,000	11,823
Weyerhaeuser Co.	60,800	3,422,432
TOTAL PAPER & FOREST PRODUCTS		16,856,212
TOTAL COMMON STOCKS (Cost $238,788,232)		251,840,647
Money Market Funds - 2.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.12% (b)	941,674	$ 941,674
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	4,923,400	4,923,400
TOTAL MONEY MARKET FUNDS (Cost $5,865,074)		5,865,074
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $244,653,306)	257,705,721
NET OTHER ASSETS - (2.0)%	(5,130,251)
NET ASSETS - 100%	$ 252,575,470
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $103,965,168 and $140,972,064, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,607 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.5%
Canada	9.7
United Kingdom	8.3
Netherlands Antilles	4.3
Netherlands	3.6
Cayman Islands	1.5
Others (individually less than 1%)	1.1
100.0%
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $29,762,000 of which $15,940,000 and $13,822,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $2,973,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

Class A, Class T and Institutional Class each designate 100% of the dividends distributed in September 2002 as qualifying for the dividends-received deduction for corporate shareholders. In addition, Class A, Class T and Institutional Class each designate 100% of the dividends distributed in December 2002 as qualifying for the dividends-received deduction for corporate shareholders.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Advisor Natural Resources Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $4,743,758) (cost $244,653,306) - See accompanying schedule		$ 257,705,721
Cash		5,766
Receivable for fund shares sold		161,967
Dividends receivable		388,616
Interest receivable		329
Redemption fees receivable		43
Other receivables		1,990
Total assets		258,264,432

Liabilities
Payable for fund shares redeemed	$ 414,781
Accrued management fee	123,772
Distribution fees payable	131,072
Other payables and accrued expenses	95,937
Collateral on securities loaned, at value	4,923,400
Total liabilities		5,688,962

Net Assets		$ 252,575,470
Net Assets consist of:
Paid in capital		$ 273,788,329
Undistributed net investment income		481,755
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(34,746,790)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,052,176
Net Assets		$ 252,575,470
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,797,590 ÷ 1,006,709 shares)		$ 21.65
Maximum offering price per share (100/94.25 of $21.65)		$ 22.97
Class T: Net Asset Value and redemption price per share ($155,248,639 ÷ 7,067,637 shares)		$ 21.97
Maximum offering price per share (100/96.50 of $21.97)		$ 22.77
Class B: Net Asset Value and offering price per share ($50,832,678 ÷ 2,388,668 shares) A		$ 21.28
Class C: Net Asset Value and offering price per share ($22,044,447 ÷ 1,030,887 shares) A		$ 21.38
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,652,116 ÷ 120,397 shares)		$ 22.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 4,937,174
Interest		153,706
Security lending		34,812
Total income		5,125,692

Expenses
Management fee	$ 1,533,644
Transfer agent fees	891,381
Distribution fees	1,647,743
Accounting and security lending fees	99,287
Non-interested trustees' compensation	1,024
Custodian fees and expenses	16,044
Registration fees	50,586
Audit	45,806
Legal	2,049
Miscellaneous	9,098
Total expenses before reductions	4,296,662
Expense reductions	(92,456)	4,204,206
Net investment income (loss)		921,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,246,783)
Foreign currency transactions	19,402
Total net realized gain (loss)		(8,227,381)
Change in net unrealized appreciation (depreciation) on: Investment securities	23,378,842
Assets and liabilities in foreign currencies	(333)
Total change in net unrealized appreciation (depreciation)		23,378,509
Net gain (loss)		15,151,128
Net increase (decrease) in net assets resulting from operations		$ 16,072,614

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Natural Resources Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 921,486	$ 1,157,210
Net realized gain (loss)	(8,227,381)	(23,809,660)
Change in net unrealized appreciation (depreciation)	23,378,509	(41,159,319)
Net increase (decrease) in net assets resulting from operations	16,072,614	(63,811,769)
Distributions to shareholders from net investment income	(648,436)	(1,280,685)
Distributions to shareholders from net realized gain	-	(24,564,112)
Total distributions	(648,436)	(25,844,797)
Share transactions - net increase (decrease)	(47,333,823)	(20,737,801)
Redemption fees	26,765	38,784
Total increase (decrease) in net assets	(31,882,880)	(110,355,583)

Net Assets
Beginning of period	284,458,350	394,813,933
End of period (including undistributed net investment income of $481,755 and undistributed net investment income of $189,304, respectively)	$ 252,575,470	$ 284,458,350

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.33	$ 26.42	$ 24.07	$ 21.98	$ 18.94
Income from Investment Operations
Net investment income (loss) C	.13	.15	.19	.10	.07
Net realized and unrealized gain (loss)	1.30	(4.36)	2.34	2.06	3.71
Total from investment operations	1.43	(4.21)	2.53	2.16	3.78
Distributions from net investment income	(.11)	(.18)	(.19)	(.08)	(.04)
Distributions from net realized gain	-	(1.70)	-	-	(.71)
Total distributions	(.11)	(1.88)	(.19)	(.08)	(.75)
Redemption fees added to paid in capital C	- E	- E	.01	.01	.01
Net asset value, end of period	$ 21.65	$ 20.33	$ 26.42	$ 24.07	$ 21.98
Total Return A, B	7.07%	(16.92)%	10.56%	9.92%	21.48%
Ratios to Average Net Assets D
Expenses before expense reductions	1.36%	1.28%	1.23%	1.26%	1.28%
Expenses net of voluntary waivers, if any	1.36%	1.28%	1.23%	1.26%	1.28%
Expenses net of all reductions	1.32%	1.24%	1.18%	1.21%	1.23%
Net investment income (loss)	.63%	.64%	.69%	.43%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,798	$ 21,993	$ 21,849	$ 10,381	$ 7,801
Portfolio turnover rate	41%	85%	130%	90%	99%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 26.73	$ 24.35	$ 22.21	$ 19.11
Income from Investment Operations
Net investment income (loss) C	.10	.11	.14	.06	.04
Net realized and unrealized gain (loss)	1.32	(4.42)	2.36	2.08	3.76
Total from investment operations	1.42	(4.31)	2.50	2.14	3.80
Distributions from net investment income	(.06)	(.11)	(.13)	(.01)	(.01)
Distributions from net realized gain	-	(1.70)	-	-	(.70)
Total distributions	(.06)	(1.81)	(.13)	(.01)	(.71)
Redemption fees added to paid in capital C	- E	- E	.01	.01	.01
Net asset value, end of period	$ 21.97	$ 20.61	$ 26.73	$ 24.35	$ 22.21
Total Return A, B	6.91%	(17.07)%	10.32%	9.69%	21.31%
Ratios to Average Net Assets D
Expenses before expense reductions	1.50%	1.45%	1.41%	1.41%	1.45%
Expenses net of voluntary waivers, if any	1.50%	1.45%	1.41%	1.41%	1.45%
Expenses net of all reductions	1.47%	1.41%	1.37%	1.37%	1.40%
Net investment income (loss)	.48%	.47%	.51%	.27%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,249	$ 174,670	$ 253,062	$ 245,995	$ 283,419
Portfolio turnover rate	41%	85%	130%	90%	99%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.02	$ 26.04	$ 23.77	$ 21.78	$ 18.81
Income from Investment Operations
Net investment income (loss) C	(.01)	(.02)	(.01)	(.06)	(.06)
Net realized and unrealized gain (loss)	1.27	(4.29)	2.31	2.04	3.68
Total from investment operations	1.26	(4.31)	2.30	1.98	3.62
Distributions from net investment income	-	(.01)	(.04)	-	-
Distributions from net realized gain	-	(1.70)	-	-	(.66)
Total distributions	-	(1.71)	(.04)	-	(.66)
Redemption fees added to paid in capital C	- E	- E	.01	.01	.01
Net asset value, end of period	$ 21.28	$ 20.02	$ 26.04	$ 23.77	$ 21.78
Total Return A, B	6.29%	(17.51)%	9.72%	9.14%	20.57%
Ratios to Average Net Assets D
Expenses before expense reductions	2.06%	2.00%	1.95%	1.96%	1.99%
Expenses net of voluntary waivers, if any	2.06%	2.00%	1.95%	1.96%	1.99%
Expenses net of all reductions	2.02%	1.95%	1.91%	1.92%	1.95%
Net investment income (loss)	(.07)%	(.07)%	(.03)%	(.28)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,833	$ 58,656	$ 83,243	$ 50,685	$ 47,792
Portfolio turnover rate	41%	85%	130%	90%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 26.15	$ 23.88	$ 21.92	$ 18.96
Income from Investment Operations
Net investment income (loss) C	-E	(.01)	-E	(.05)	(.05)
Net realized and unrealized gain (loss)	1.28	(4.32)	2.32	2.04	3.71
Total from investment operations	1.28	(4.33)	2.32	1.99	3.66
Distributions from net investment income	-	(.02)	(.06)	(.04)	(.01)
Distributions from net realized gain	-	(1.70)	-	-	(.70)
Total distributions	-	(1.72)	(.06)	(.04)	(.71)
Redemption fees added to paid in capital C	- E	- E	.01	.01	.01
Net asset value, end of period	$ 21.38	$ 20.10	$ 26.15	$ 23.88	$ 21.92
Total Return A, B	6.37%	(17.52)%	9.76%	9.15%	20.72%
Ratios to Average Net Assets D
Expenses before expense reductions	2.01%	1.96%	1.92%	1.91%	1.94%
Expenses net of voluntary waivers, if any	2.01%	1.96%	1.92%	1.91%	1.94%
Expenses net of all reductions	1.97%	1.92%	1.87%	1.87%	1.89%
Net investment income (loss)	(.02)%	(.03)%	-	(.23)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,044	$ 24,201	$ 29,699	$ 13,741	$ 8,761
Portfolio turnover rate	41%	85%	130%	90%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.67	$ 26.82	$ 24.43	$ 22.28	$ 19.15
Income from Investment Operations
Net investment income (loss) B	.22	.23	.28	.19	.14
Net realized and unrealized gain (loss)	1.32	(4.43)	2.37	2.07	3.76
Total from investment operations	1.54	(4.20)	2.65	2.26	3.90
Distributions from net investment income	(.18)	(.25)	(.27)	(.13)	(.07)
Distributions from net realized gain	-	(1.70)	-	-	(.71)
Total distributions	(.18)	(1.95)	(.27)	(.13)	(.78)
Redemption fees added to paid in capital B	- D	- D	.01	.02	.01
Net asset value, end of period	$ 22.03	$ 20.67	$ 26.82	$ 24.43	$ 22.28
Total Return A	7.51%	(16.64)%	10.90%	10.31%	21.95%
Ratios to Average Net Assets C
Expenses before expense reductions	.95%	.93%	.88%	.86%	.87%
Expenses net of voluntary waivers, if any	.95%	.93%	.88%	.86%	.87%
Expenses net of all reductions	.91%	.89%	.84%	.82%	.82%
Net investment income (loss)	1.04%	.99%	1.04%	.82%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,652	$ 4,938	$ 6,960	$ 3,470	$ 4,505
Portfolio turnover rate	41%	85%	130%	90%	99%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 24,068,220	|
Unrealized depreciation	(13,027,943)
Net unrealized appreciation (depreciation)	11,040,277
Undistributed ordinary income	481,755
Capital loss carryforward	(29,761,963)
Cost for federal income tax purposes	$ 246,665,444

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 648,436	$ 1,328,116
Long-term Capital Gains	-	24,516,681
Total	$ 648,436	$ 25,844,797

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 60,857	$ 34	$ 4,671
Class T	.27%	.25%	837,246	9,932	33,596
Class B	.75%	.25%	523,348	392,511	-
Class C	.75%	.25%	226,292	35,804	-
			$ 1,647,743	$ 438,281	$ 38,267

Natural Resources

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,705
Class T	12,707
Class B*	208,620
Class C*	5,813
$ 235,845

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 93,339.42
Class T	505,864.31
Class B	203,786.39
Class C	76,620.34
Institutional Class	11,772.28
	$ 891,381

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $153,703 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 54,075	$ 114
Class A	4,671	-	-
Class T	33,596	-	-
	$ 38,267	$ 54,075	$ 114

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2003	2002
From net investment income
Class A	$ 122,749	$ 157,796
Class T	484,682	1,000,831
Class B	-	32,214
Class C	-	23,996
Institutional Class	41,005	65,848
Total	$ 648,436	$ 1,280,685
From net realized gain
Class A	$ -	$ 1,449,451
Class T	-	15,316,013
Class B	-	5,391,688
Class C	-	1,951,733
Institutional Class	-	455,227
Total	$ -	$ 24,564,112
	$ 648,436	$ 25,844,797

Natural Resources

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended July 31,		Dollars Years ended July 31,
Years ended July 31,	2003	2002	2003	2002
Class A
Shares sold	345,235	560,829	$ 6,972,414	$ 13,064,010
Reinvestment of distributions	5,188	55,891	105,443	1,323,257
Shares redeemed	(425,490)	(361,836)	(8,681,223)	(8,181,862)
Net increase (decrease)	(75,067)	254,884	$ (1,603,366)	$ 6,205,405
Class T
Shares sold	554,155	1,135,494	$ 11,575,295	$ 26,879,653
Reinvestment of distributions	21,538	631,721	445,500	15,183,945
Shares redeemed	(1,983,967)	(2,758,987)	(40,997,580)	(64,823,707)
Net increase (decrease)	(1,408,274)	(991,772)	$ (28,976,785)	$ (22,760,109)
Class B
Shares sold	269,444	694,136	$ 5,459,915	$ 15,836,457
Reinvestment of distributions	-	189,750	-	4,451,383
Shares redeemed	(811,138)	(1,150,430)	(16,148,876)	(25,888,430)
Net increase (decrease)	(541,694)	(266,544)	$ (10,688,961)	$ (5,600,590)
Class C
Shares sold	187,479	458,851	$ 3,795,065	$ 10,523,070
Reinvestment of distributions	-	64,641	-	1,522,771
Shares redeemed	(360,375)	(455,506)	(7,275,416)	(10,199,915)
Net increase (decrease)	(172,896)	67,986	$ (3,480,351)	$ 1,845,926
Institutional Class
Shares sold	34,404	112,915	$ 712,141	$ 2,604,033
Reinvestment of distributions	1,446	15,096	29,777	362,437
Shares redeemed	(154,352)	(148,663)	(3,326,278)	(3,394,903)
Net increase (decrease)	(118,502)	(20,652)	$ (2,584,360)	$ (428,433)

Annual Report

Advisor Technology Fund - Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the life of fund total returns for Institutional Class would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Life of FundA
Institutional Class	34.09%	0.24%	7.97%

A From September 3, 1996.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology Fund - Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Sonu Kalra, Portfolio Manager of Fidelity Advisor Technology Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite® Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

For the 12 months ending July 31, 2003, the fund's Institutional Class shares returned 34.09%. That result was well ahead of the S&P 500 and the 27.77% mark of the Goldman Sachs Technology Index. Favorable stock selection in computer storage and peripherals and in software boosted our returns versus the Goldman Sachs index. On the other hand, underweighting Internet retailers and wireline telecommunications equipment providers was a drag on our relative performance. Data recovery software vendor Legato Systems was the fund's largest contributor versus the Goldman Sachs index, as the stock surged on news of a buyout offer. Internet portal Yahoo! also aided the fund's results, its advance fueled by a sharp rise in revenues and profits from a year ago. Chip maker Micron Technology was the largest detractor on an absolute basis and compared with the Goldman Sachs index. The stock was hit hard early in the period due to a collapse in memory prices and poor end demand. Meanwhile, wireless handset maker Motorola's share price was hurt by a lack of new products, poor demand in China due to the SARS virus and increasing competition in the handset space.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Technology Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
Microsoft Corp.	10.0
Dell, Inc.	5.7
International Business Machines Corp.	4.8
Cisco Systems, Inc.	4.5
AOL Time Warner, Inc.	3.7
Intel Corp.	3.3
Motorola, Inc.	3.1
Hewlett-Packard Co.	2.3
Seagate Technology	2.2
Apple Computer, Inc.	1.6
41.2
Top Industries as of July 31, 2003
% of fund's net assets
Computers & Peripherals	22.7%
Semiconductors & Semiconductor Equipment	21.3%
Software	17.8%
Communications Equipment	15.8%
Media	4.4%
All Others*	18.0%

* Includes short-term investments and net other assets.

Annual Report

Advisor Technology Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.6%
ChoicePoint, Inc. (a)	47,966	$ 1,829,423
Monster Worldwide, Inc. (a)	147,600	3,918,780
TOTAL COMMERCIAL SERVICES & SUPPLIES		5,748,203
COMMUNICATIONS EQUIPMENT - 15.8%
3Com Corp. (a)	257,900	1,258,552
Adaptec, Inc. (a)	64,200	434,634
ADC Telecommunications, Inc. (a)	1,004,500	2,189,810
Advanced Fibre Communications, Inc. (a)	151,900	2,562,553
Alcatel SA sponsored ADR (a)	333,100	3,284,366
Arris Group, Inc. (a)	233,200	1,163,668
Avaya, Inc. (a)	287,000	2,755,200
Avocent Corp. (a)	79,500	2,129,010
Cisco Systems, Inc. (a)	2,408,200	47,008,064
Comverse Technology, Inc. (a)	334,800	4,938,300
Corning, Inc. (a)	465,600	3,789,984
Corvis Corp. (a)	350,000	504,000
Enterasys Networks, Inc. (a)	1,057,400	4,906,336
Extreme Networks, Inc. (a)	255,200	1,561,824
ITF Optical Technologies, Inc. Series A (c)	34,084	42,605
Lucent Technologies, Inc. (a)	1,641,200	2,888,512
Marconi Corp. PLC (a)	4,313,300	5,068,792
Motorola, Inc.	3,521,200	31,831,648
NETGEAR, Inc.	1,000	17,671
NetScreen Technologies, Inc. (a)	66,700	1,442,721
Nokia Corp. sponsored ADR	820,900	12,559,770
Nortel Networks Corp. (a)	1,443,800	4,259,210
OZ Optics Ltd. unit (c)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	209,200	1,610,840
QUALCOMM, Inc.	335,500	12,567,830
Riverstone Networks, Inc. (a)	225,700	232,471
Scientific-Atlanta, Inc.	91,700	2,777,593
Telefonaktiebolaget LM Ericsson ADR (a)	200,200	2,856,854
Tellium, Inc. (a)	82,700	76,911
UTStarcom, Inc. (a)	137,400	5,849,118
TOTAL COMMUNICATIONS EQUIPMENT		163,571,847
COMPUTERS & PERIPHERALS - 22.7%
Ambit Microsystems Corp.	701,800	2,060,817
Apple Computer, Inc. (a)	786,200	16,549,510
ATI Technologies, Inc. (a)	202,400	2,509,818
Cray, Inc. (a)	320,700	3,550,149
Dell, Inc. (a)	1,734,000	58,401,120
EMC Corp. (a)	338,600	3,602,704
Handspring, Inc. (a)	1,255,200	1,217,544
Hewlett-Packard Co.	1,129,677	23,915,262
International Business Machines Corp.	605,000	49,156,250

	Shares	Value (Note 1)
Lexmark International, Inc. Class A (a)	122,700	$ 7,873,659
Logitech International SA sponsored ADR (a)	13,000	373,217
Maxtor Corp. (a)	974,800	9,748,000
Network Appliance, Inc. (a)	2,800	44,744
Palm, Inc. (a)	201,700	3,237,285
Pinnacle Systems, Inc. (a)	233,100	1,920,744
Quanta Computer, Inc.	1,579,600	3,719,948
Seagate Technology	1,041,400	22,702,520
Storage Technology Corp. (a)	237,100	6,316,344
Sun Microsystems, Inc. (a)	3,715,600	13,896,344
Western Digital Corp. (a)	385,000	3,834,600
TOTAL COMPUTERS & PERIPHERALS		234,630,579
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
IDT Corp. Class B (a)	56,200	1,015,534
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.5%
Agilent Technologies, Inc. (a)	173,900	3,778,847
Amphenol Corp. Class A (a)	42,000	2,268,000
Arrow Electronics, Inc. (a)	54,200	924,110
CDW Corp.	55,100	2,638,188
Celestica, Inc. (sub. vtg.) (a)	164,400	2,529,231
Digital Theater Systems, Inc.	1,000	21,000
Ingram Micro, Inc. Class A (a)	172,800	2,376,000
Photon Dynamics, Inc. (a)	135,800	3,673,390
Solectron Corp. (a)	414,800	2,119,628
Symbol Technologies, Inc.	350,500	4,489,905
Vishay Intertechnology, Inc. (a)	872,200	11,600,260
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		36,418,559
HOUSEHOLD DURABLES - 1.7%
Garmin Ltd. (a)	120,300	4,602,678
Harman International Industries, Inc.	61,400	5,133,040
Koninklijke Philips Electronics NV (NY Shares)	150,000	3,115,500
Sony Corp. sponsored ADR	166,300	5,188,560
TOTAL HOUSEHOLD DURABLES		18,039,778
INTERNET & CATALOG RETAIL - 1.6%
Amazon.com, Inc. (a)	294,600	12,290,712
InterActiveCorp (a)	98,100	3,970,107
TOTAL INTERNET & CATALOG RETAIL		16,260,819
INTERNET SOFTWARE & SERVICES - 3.2%
Ariba, Inc. (a)	573,300	1,576,575
EarthLink, Inc. (a)	422,300	3,230,595
iPass, Inc. (a)	1,400	25,298
Overture Services, Inc. (a)	171,200	4,054,016
RealNetworks, Inc. (a)	73,500	422,625
Retek, Inc. (a)	223,000	1,605,600
Common Stocks - continued
	Shares	Value (Note 1)
INTERNET SOFTWARE & SERVICES - CONTINUED
United Online, Inc. (a)	175,600	$ 5,501,548
VeriSign, Inc. (a)	326,300	4,356,105
Yahoo!, Inc. (a)	398,800	12,414,644
TOTAL INTERNET SOFTWARE & SERVICES		33,187,006
IT SERVICES - 2.0%
BearingPoint, Inc. (a)	291,900	3,210,900
First Data Corp.	389,600	14,711,296
Infosys Technologies Ltd. sponsored ADR	17,900	953,354
ManTech International Corp. Class A (a)	77,200	1,814,972
Titan Corp.	1,400	21,476
TOTAL IT SERVICES		20,711,998
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Largan Precision Co. Ltd.	346,600	2,287,489
MEDIA - 4.4%
AOL Time Warner, Inc. (a)	2,445,500	37,734,065
Clear Channel Communications, Inc.	35,200	1,441,440
EMI Group PLC	460,900	1,083,257
Liberty Media Corp. Class A (a)	285,400	3,165,086
Pixar (a)	32,200	2,183,160
TOTAL MEDIA		45,607,008
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.3%
Agere Systems, Inc.:
Class A (a)	5,219,400	14,666,514
Class B (a)	837,500	2,219,375
Altera Corp. (a)	179,800	3,459,352
Analog Devices, Inc. (a)	352,800	13,388,760
Applied Materials, Inc. (a)	429,300	8,371,350
ARM Holdings PLC sponsored ADR (a)	568,500	2,467,290
ASM Pacific Technology Ltd.	469,000	1,503,340
ASML Holding NV (NY Shares) (a)	247,900	3,207,826
ATMI, Inc. (a)	97,000	2,499,690
Broadcom Corp. Class A (a)	427,000	8,655,290
Cypress Semiconductor Corp. (a)	365,100	5,104,098
FormFactor, Inc.	1,400	26,096
Infineon Technologies AG sponsored ADR (a)	486,900	6,207,975
Integrated Circuit Systems, Inc. (a)	35,100	1,054,755
Integrated Device Technology, Inc. (a)	287,500	3,309,125
Intel Corp.	1,362,100	33,984,395
Intersil Corp. Class A (a)	278,500	6,867,810
KLA-Tencor Corp. (a)	118,800	6,136,020
Lattice Semiconductor Corp. (a)	256,000	1,989,120
Linear Technology Corp.	24,500	903,560
LSI Logic Corp. (a)	373,800	3,480,078

	Shares	Value (Note 1)
Marvell Technology Group Ltd. (a)	201,300	$ 7,077,708
Maxim Integrated Products, Inc.	34,200	1,336,536
Microchip Technology, Inc.	80,300	2,116,708
Micron Technology, Inc. (a)	638,200	9,343,248
Mindspeed Technologies, Inc. (a)	108,800	348,160
National Semiconductor Corp. (a)	533,100	11,914,785
NVIDIA Corp. (a)	135,400	2,588,848
Omnivision Technologies, Inc. (a)	7,300	296,307
RF Micro Devices, Inc. (a)	251,200	1,846,320
Rohm Co. Ltd.	19,000	2,234,553
Samsung Electronics Co. Ltd.	24,700	8,704,112
Silicon Image, Inc. (a)	442,500	2,336,400
Skyworks Solutions, Inc. (a)	748,800	6,372,288
STMicroelectronics NV (NY Shares)	159,900	3,420,261
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	901,924	9,019,240
Teradyne, Inc. (a)	159,300	2,620,485
Texas Instruments, Inc.	132,600	2,502,162
Tokyo Electron Ltd.	58,700	3,442,059
United Microelectronics Corp. sponsored ADR (a)	1,119,251	4,644,892
Varian Semiconductor Equipment Associates, Inc. (a)	87,700	2,916,025
Xilinx, Inc. (a)	111,500	2,930,220
Zoran Corp. (a)	85,300	2,312,483
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		219,825,619
SOFTWARE - 17.8%
Adobe Systems, Inc.	146,930	4,801,672
Agile Software Corp. (a)	159,900	1,344,759
Autodesk, Inc.	122,700	1,835,592
BEA Systems, Inc. (a)	417,100	5,505,720
Cadence Design Systems, Inc. (a)	332,500	4,545,275
Computer Associates International, Inc.	84,100	2,140,345
Compuware Corp. (a)	344,600	1,774,690
Concur Technologies, Inc. (a)	191,200	2,051,576
Informatica Corp. (a)	136,000	996,880
Microsoft Corp.	3,926,200	103,651,679
MicroStrategy, Inc. Class A (a)	51,600	2,250,792
Network Associates, Inc. (a)	282,300	3,189,990
Nintendo Co. Ltd.	45,200	3,636,394
Oracle Corp. (a)	1,361,900	16,342,800
PeopleSoft, Inc. (a)	138,100	2,302,127
Quest Software, Inc. (a)	926,900	8,202,138
Red Hat, Inc. (a)	565,300	3,572,696
Secure Computing Corp. (a)	52,600	493,914
Siebel Systems, Inc. (a)	477,000	4,474,260
Synopsys, Inc. (a)	82,400	5,150,824
VERITAS Software Corp. (a)	168,800	5,199,040
TOTAL SOFTWARE		183,463,163
Common Stocks - continued
	Shares	Value (Note 1)
SPECIALTY RETAIL - 0.9%
Best Buy Co., Inc. (a)	122,000	$ 5,325,300
Circuit City Stores, Inc.	425,300	3,904,254
TOTAL SPECIALTY RETAIL		9,229,554
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
American Tower Corp. Class A (a)	635,500	5,783,050
AT&T Wireless Services, Inc. (a)	265,700	2,266,421
Nextel Communications, Inc. Class A (a)	140,900	2,572,834
Sprint Corp. - PCS Group Series 1 (a)	352,500	2,167,875
TOTAL WIRELESS TELECOMMUNICATION SERVICES		12,790,180
TOTAL COMMON STOCKS (Cost $944,291,938)		1,002,787,336
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies Series E (c)	17,200	17,200
Procket Networks, Inc. Series C (c)	276,000	69,000
TOTAL COMMUNICATIONS EQUIPMENT		86,200
SOFTWARE - 0.0%
Monterey Design Systems Series E (c)	342,000	171,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,817,804)		257,200
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 1.12% (b)	33,697,094	33,697,094
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	30,973,900	30,973,900
TOTAL MONEY MARKET FUNDS (Cost $64,670,994)		64,670,994
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,013,780,736)		1,067,715,530
NET OTHER ASSETS - (3.3)%		(33,857,700)
NET ASSETS - 100%		$ 1,033,857,830
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,711,500
Monterey Design Systems Series E	11/1/00	$ 1,795,500
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,725,776
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,148,638,005 and $1,214,083,322, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $245,935 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,302,805 or 0.1% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.9%
Cayman Islands	2.6%
Taiwan	2.2%
Japan	1.4%
Finland	1.2%
Others (individually less than 1%)	5.7%
100.0%
Income Tax Information

At July 31, 2003, the fund had a capital loss carryforward of approximately $1,871,585,000 of which $10,080,000, $1,361,698,000 and $499,807,000 will expire on July 31, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $10,937,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $28,444,508) (cost $1,013,780,736) - See accompanying schedule		$ 1,067,715,530
Cash		123,856
Foreign currency held at value (cost $366,901)		366,157
Receivable for investments sold		15,187,537
Receivable for fund shares sold		734,689
Dividends receivable		172,267
Interest receivable		42,587
Redemption fees receivable		568
Other receivables		19,328
Total assets		1,084,362,519
Liabilities
Payable for investments purchased	$ 15,228,658
Payable for fund shares redeemed	2,820,268
Accrued management fee	557,158
Distribution fees payable	626,588
Other payables and accrued expenses	298,117
Collateral on securities loaned, at value	30,973,900
Total liabilities		50,504,689
Net Assets		$ 1,033,857,830
Net Assets consist of:
Paid in capital		$ 2,865,146,989
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,885,222,805)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,933,646
Net Assets		$ 1,033,857,830
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($123,604,446 ÷ 9,253,563 shares)		$ 13.36
Maximum offering price per share (100/94.25 of $13.36)		$ 14.18
Class T: Net Asset Value and redemption price per share ($367,257,135 ÷ 27,884,705 shares)		$ 13.17
Maximum offering price per share (100/96.50 of $13.17)		$ 13.65
Class B: Net Asset Value and offering price per share ($391,831,787 ÷ 30,705,991 shares) A		$ 12.76
Class C: Net Asset Value and offering price per share ($139,653,681 ÷ 10,907,784 shares) A		$ 12.80
Institutional: Net Asset Value, offering price and redemption price per share ($11,510,781 ÷ 845,754 shares)		$ 13.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 2,199,162
Interest		722,305
Security lending		160,187
Total income		3,081,654
Expenses
Management fee	$ 5,068,386
Transfer agent fees	5,970,800
Distribution fees	6,638,692
Accounting and security lending fees	252,313
Non-interested trustees' compensation	3,415
Custodian fees and expenses	39,703
Registration fees	24,677
Audit	49,670
Legal	6,893
Miscellaneous	65,412
Total expenses before reductions	18,119,961
Expense reductions	(2,414,393)	15,705,568
Net investment income (loss)		(12,623,914)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(112,968,792)
Foreign currency transactions	(46,633)
Total net realized gain (loss)		(113,015,425)
Change in net unrealized appreciation (depreciation) on: Investment securities	376,633,490
Assets and liabilities in foreign currencies	1,236
Total change in net unrealized appreciation (depreciation)		376,634,726
Net gain (loss)		263,619,301
Net increase (decrease) in net assets resulting from operations		$ 250,995,387

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Technology Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (12,623,914)	$ (21,422,578)
Net realized gain (loss)	(113,015,425)	(816,848,049)
Change in net unrealized appreciation (depreciation)	376,634,726	70,262,233
Net increase (decrease) in net assets resulting from operations	250,995,387	(768,008,394)
Share transactions - net increase (decrease)	(93,098,351)	(235,963,968)
Redemption fees	149,242	174,908
Total increase (decrease) in net assets	158,046,278	(1,003,797,454)
Net Assets
Beginning of period	875,811,552	1,879,609,006
End of period	$ 1,033,857,830	$ 875,811,552

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 17.76	$ 36.23	$ 24.95	$ 14.88
Income from Investment Operations
Net investment income (loss) C	(.11)	(.15)	(.17)	(.19)	(.09)
Net realized and unrealized gain (loss)	3.44	(7.58)	(16.67)	13.04	10.15
Total from investment operations	3.33	(7.73)	(16.84)	12.85	10.06
Distributions from net realized gain	-	-	(1.63)	(1.58)	-
Redemption fees added to paid in capital C	-E	-E	-E	.01	.01
Net asset value, end of period	$ 13.36	$ 10.03	$ 17.76	$ 36.23	$ 24.95
Total Return A,B	33.20%	(43.52)%	(48.83)%	53.76%	67.67%
Ratios to Average Net Assets D
Expenses before expense reductions	1.70%	1.53%	1.23%	1.16%	1.25%
Expenses net of voluntary waivers, if any	1.59%	1.51%	1.23%	1.16%	1.25%
Expenses net of all reductions	1.38%	1.43%	1.21%	1.15%	1.24%
Net investment income (loss)	(1.03)%	(1.07)%	(.68)%	(.55)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,604	$ 101,649	$ 211,429	$ 388,756	$ 94,621
Portfolio turnover rate	140%	164%	181%	125%	170%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 17.59	$ 35.95	$ 24.76	$ 14.80
Income from Investment Operations
Net investment income (loss) C	(.14)	(.18)	(.22)	(.27)	(.14)
Net realized and unrealized gain (loss)	3.40	(7.50)	(16.55)	12.96	10.09
Total from investment operations	3.26	(7.68)	(16.77)	12.69	9.95
Distributions from net realized gain	-	-	(1.59)	(1.51)	-
Redemption fees added to paid in capital C	- E	-E	-E	.01	.01
Net asset value, end of period	$ 13.17	$ 9.91	$ 17.59	$ 35.95	$ 24.76
Total Return A,B	32.90%	(43.66)%	(48.96)%	53.41%	67.30%
Ratios to Average Net Assets D
Expenses before expense reductions	1.85%	1.70%	1.43%	1.38%	1.47%
Expenses net of voluntary waivers, if any	1.83%	1.70%	1.43%	1.38%	1.47%
Expenses net of all reductions	1.63%	1.62%	1.41%	1.37%	1.46%
Net investment income (loss)	(1.28)%	(1.26)%	(.88)%	(.77)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,257	$ 302,657	$ 645,015	$ 1,286,376	$ 349,533
Portfolio turnover rate	140%	164%	181%	125%	170%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.64	$ 17.21	$ 35.33	$ 24.44	$ 14.68
Income from Investment Operations
Net investment income (loss) C	(.17)	(.25)	(.35)	(.45)	(.26)
Net realized and unrealized gain (loss)	3.29	(7.32)	(16.27)	12.78	10.01
Total from investment operations	3.12	(7.57)	(16.62)	12.33	9.75
Distributions from net realized gain	-	-	(1.50)	(1.45)	-
Redemption fees added to paid in capital C	-E	-E	-E	.01	.01
Net asset value, end of period	$ 12.76	$ 9.64	$ 17.21	$ 35.33	$ 24.44
Total Return A,B	32.37%	(43.99)%	(49.28)%	52.57%	66.49%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.38%	2.28%	1.98%	1.91%	2.01%
Expenses net of voluntary waivers, if any	2.25%	2.25%	1.98%	1.91%	2.01%
Expenses net of all reductions	2.05%	2.18%	1.96%	1.91%	2.00%
Net investment income (loss)	(1.69)%	(1.81)%	(1.43)%	(1.30)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 391,832	$ 337,976	$ 729,518	$ 1,372,523	$ 298,768
Portfolio turnover rate	140%	164%	181%	125%	170%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 17.25	$ 35.39	$ 24.49	$ 14.70
Income from Investment Operations
Net investment income (loss) C	(.17)	(.24)	(.33)	(.44)	(.25)
Net realized and unrealized gain (loss)	3.30	(7.34)	(16.30)	12.80	10.03
Total from investment operations	3.13	(7.58)	(16.63)	12.36	9.78
Distributions from net realized gain	-	-	(1.51)	(1.47)	-
Redemption fees added to paid in capital C	-E	-E	-E	.01	.01
Net asset value, end of period	$ 12.80	$ 9.67	$ 17.25	$ 35.39	$ 24.49
Total Return A,B	32.37%	(43.94)%	(49.24)%	52.60%	66.60%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.28%	2.18%	1.94%	1.89%	1.97%
Expenses net of voluntary waivers, if any	2.25%	2.18%	1.94%	1.89%	1.97%
Expenses net of all reductions	2.05%	2.11%	1.91%	1.89%	1.96%
Net investment income (loss)	(1.69)%	(1.74)%	(1.38)%	(1.28)%	(1.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,654	$ 123,034	$ 269,563	$ 472,462	$ 88,120
Portfolio turnover rate	140%	164%	181%	125%	170%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 17.90	$ 36.43	$ 25.05	$ 14.89
Income from Investment Operations
Net investment income (loss)B	(.05)	(.08)	(.08)	(.09)	(.04)
Net realized and unrealized gain (loss)	3.51	(7.67)	(16.78)	13.08	10.19
Total from investment operations	3.46	(7.75)	(16.86)	12.99	10.15
Distributions from net realized gain	-	-	(1.67)	(1.62)	-
Redemption fees added to paid in capital B	-D	-D	-D	.01	.01
Net asset value, end of period	$ 13.61	$ 10.15	$ 17.90	$ 36.43	$ 25.05
Total Return A	34.09%	(43.30)%	(48.67)%	54.16%	68.23%
Ratios to Average Net Assets C
Expenses before expense reductions	.99%	1.00%	.86%	.87%	.98%
Expenses net of voluntary waivers, if any	.99%	1.00%	.86%	.87%	.98%
Expenses net of all reductions	.79%	.92%	.84%	.87%	.97%
Net investment income (loss)	(.43)%	(.56)%	(.31)%	(.26)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,511	$ 10,495	$ 24,084	$ 63,957	$ 32,722
Portfolio turnover rate	140%	164%	181%	125%	170%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 156,173,745
Unrealized depreciation	(104,941,096)
Net unrealized appreciation (depreciation)	51,232,649
Capital loss carryforward	(1,871,584,669)

Cost for federal income tax purposes	$ 1,016,482,881

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.09%	.25%	$ 341,208	$ 448	$ 86,990
Class T	.33%	.25%	1,781,039	873	259,186
Class B	.75%	.25%	3,327,880	2,496,341	-
Class C	.75%	.25%	1,188,565	88,204	-
			$ 6,638,692	$ 2,585,866	$ $346,176

Technology

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46,693
Class T	60,237
Class B*	1,133,892
Class C*	20,438
$ 1,261,260

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 741,226.73
Class T	1,924,935.63
Class B	2,500,607.75
Class C	769,541.65
Institutional Class	34,491.35
	$ 5,970,800

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $712,918 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 114,595
Class T	1.75%	52,312
Class B	2.25%	451,482
Class C	2.25%	37,421
Institutional Class	1.25%	-
		$ 655,810

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 1,412,372	$ 35
Class A	86,990	-	-
Class T	259,186	-	-
	$ 346,176	$ 1,412,372	$ 35

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

Technology

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended July 31,		Dollars Years ended July 31,
	2003	2002	2003	2002
Class A
Shares sold	1,802,585	2,070,908	$ 19,778,045	$ 30,098,014
Shares redeemed	(2,687,789)	(3,835,834)	(28,008,624)	(53,193,902)
Net increase (decrease)	(885,204)	(1,764,926)	$ (8,230,579)	$ (23,095,888)
Class T
Shares sold	6,499,652	6,936,775	$ 69,995,024	$ 100,078,808
Shares redeemed	(9,153,206)	(13,063,604)	(94,351,747)	(178,979,496)
Net increase (decrease)	(2,653,554)	(6,126,829)	$ (24,356,723)	$ (78,900,688)
Class B
Shares sold	2,551,777	3,602,655	$ 26,996,352	$ 51,323,068
Shares redeemed	(6,904,437)	(10,943,405)	(68,882,635)	(144,423,632)
Net increase (decrease)	(4,352,660)	(7,340,750)	$ (41,886,283)	$ (93,100,564)
Class C
Shares sold	1,584,472	2,245,106	$ 17,036,571	$ 31,854,224
Shares redeemed	(3,396,214)	(5,149,488)	(33,826,918)	(68,508,077)
Net increase (decrease)	(1,811,742)	(2,904,382)	$ (16,790,347)	$ (36,653,853)
Institutional Class
Shares sold	212,132	268,703	$ 2,356,185	$ 3,971,583
Shares redeemed	(400,084)	(580,718)	(4,190,604)	(8,184,558)
Net increase (decrease)	(187,952)	(312,015)	$ (1,834,419)	$ (4,212,975)

Annual Report

Advisor Telecommunications & Utilities Growth Fund - Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the life of fund total returns for Institutional Class would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Life of FundA
Institutional Class	21.94%	-4.32%	5.31%

A From September 3, 1996.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth Fund - Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Brian Younger, Portfolio Manager of Fidelity Advisor Telecommunications & Utilities Growth Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000 Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial Average added 8.16%.

For the 12 months that ended July 31, 2003, the fund's Institutional Class shares returned 21.94%. This beat the Goldman Sachs Utilities Index, which returned 16.31%, as well as the S&P 500. The fund benefited from strong stock selection, particularly in the broadcasting and electric utilities industries. EchoStar Communications, a satellite operator, was our top performer, buoyed by fast subscriber growth and strategic partnerships with local phone companies. Underweighting wireless services relative to the Goldman Sachs index slightly hampered performance as the stocks rebounded. AES, one of the few energy wholesalers the fund owned, posted strong gains as the company began to stabilize operations and improve its balance sheet. TXU, an electric utility, was the biggest detractor relative to the index. The stock fell when the company's European subsidiary went bankrupt last fall. IDT, a reseller of long-distance phone services, also hurt performance as the stock tumbled following an acquisition. We sold our stake in the position.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Advisor Telecommunications & Utilities Growth Fund

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
Verizon Communications, Inc.	8.9
SBC Communications, Inc.	8.5
EchoStar Communications Corp. Class A	7.6
BellSouth Corp.	7.0
FirstEnergy Corp.	6.9
AES Corp.	6.6
TXU Corp.	4.6
Citizens Communications Co.	4.0
FPL Group, Inc.	4.0
Nextel Communications, Inc. Class A	3.5
61.6
Top Industries as of July 31, 2003
% of fund's net assets
Diversified Telecommunication Services	32.0%
Electric Utilities	30.4%
Multi-Utilities & Unregulated Power	13.2%
Wireless Telecommunication Services	11.4%
Media	8.8%
All Others*	4.2%

* Includes short-term investments and net other assets.

Annual Report

Advisor Telecommunications & Utilities Growth Fund

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.5%
Dycom Industries, Inc. (a)	62,700	$ 1,066,527
DIVERSIFIED TELECOMMUNICATION SERVICES - 32.0%
ALLTEL Corp.	20,700	968,553
AT&T Corp.	5,500	116,930
BellSouth Corp.	567,200	14,446,584
CenturyTel, Inc.	108,900	3,734,181
Citizens Communications Co. (a)	702,800	8,328,180
Qwest Communications International, Inc. (a)	614,400	2,451,456
SBC Communications, Inc.	751,600	17,557,376
Verizon Communications, Inc.	522,400	18,210,865
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		65,814,125
ELECTRIC UTILITIES - 30.4%
Ameren Corp.	115,000	4,802,400
Constellation Energy Group, Inc.	3,000	100,200
Dominion Resources, Inc.	110,600	6,647,060
Edison International (a)	123,300	2,023,353
Entergy Corp.	28,700	1,478,337
FirstEnergy Corp.	409,300	14,116,757
FPL Group, Inc.	132,700	8,183,609
PG&E Corp. (a)	324,500	6,960,525
Southern Co.	160,700	4,570,308
TXU Corp.	470,700	9,494,019
Wisconsin Energy Corp.	144,500	4,067,675
TOTAL ELECTRIC UTILITIES		62,444,243
GAS UTILITIES - 1.7%
KeySpan Corp.	57,700	1,947,375
NiSource, Inc.	50,500	974,650
Sempra Energy	1,500	41,745
Southern Union Co.	27,720	427,165
TOTAL GAS UTILITIES		3,390,935
MEDIA - 8.8%
EchoStar Communications Corp. Class A (a)	428,800	15,552,576
General Motors Corp. Class H (a)	178,300	2,448,059
TOTAL MEDIA		18,000,635
MULTI-UTILITIES & UNREGULATED POWER - 13.2%
AES Corp. (a)	2,158,400	13,576,336
Energen Corp.	13,300	461,510
Energy East Corp.	15,200	314,792
Equitable Resources, Inc.	91,300	3,526,919
MDU Resources Group, Inc.	31,400	996,008
Reliant Resources, Inc. (a)	347,800	1,725,088

	Shares	Value (Note 1)
SCANA Corp.	173,500	$ 5,760,200
Sierra Pacific Resources (a)	164,700	848,205
TOTAL MULTI-UTILITIES & UNREGULATED POWER		27,209,058
WATER UTILITIES - 0.4%
Philadelphia Suburban Corp.	35,593	852,096
WIRELESS TELECOMMUNICATION SERVICES - 11.4%
American Tower Corp. Class A (a)	667,500	6,074,250
AT&T Wireless Services, Inc. (a)	777,600	6,632,928
Crown Castle International Corp. (a)	140,400	1,389,960
Nextel Communications, Inc. Class A (a)	391,300	7,145,138
Sprint Corp. - PCS Group Series 1 (a)	370,300	2,277,345
TOTAL WIRELESS TELECOMMUNICATION SERVICES		23,519,621
TOTAL COMMON STOCKS (Cost $188,479,043)		202,297,240
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 1.12% (b)	2,149,990	2,149,990
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	852,000	852,000
TOTAL MONEY MARKET FUNDS (Cost $3,001,990)		3,001,990
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $191,481,033)	205,299,230
NET OTHER ASSETS - 0.1%	260,809
NET ASSETS - 100%	$ 205,560,039
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $160,326,533 and $189,669,465, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,173 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $5,980,000. The weighted average interest rate was 1.37%. At period end there were no interfund loans outstanding.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $373,651,000 of which $78,495,000, $140,743,000 and $154,413,000 will expire on July 31, 2009, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $5,090,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

Class A, Class T, Class B, and Class C each designate 100% and Institutional Class designates 86% of the dividends distributed in September 2002 as qualifying for the dividends-received deduction for corporate shareholders. In addition, Class A, Class T, Class B, Class C and Institutional Class each designate 100% of the dividends distributed in December 2002 as qualifying for the dividends-received deduction for corporate shareholders.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Advisor Telecommunications & Utilities Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $731,300) (cost $191,481,033) - See accompanying schedule		$ 205,299,230
Receivable for investments sold		1,037,277
Receivable for fund shares sold		108,823
Dividends receivable		685,168
Interest receivable		3,137
Redemption fees receivable		4
Receivable from investment adviser for expense reductions		972
Other receivables		452
Total assets		207,135,063
Liabilities
Payable for fund shares redeemed	$ 371,839
Accrued management fee	103,750
Distribution fees payable	137,329
Other payables and accrued expenses	110,106
Collateral on securities loaned, at value	852,000
Total liabilities		1,575,024
Net Assets		$ 205,560,039
Net Assets consist of:
Paid in capital		$ 574,068,539
Undistributed net investment income		774,598
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(383,101,295)
Net unrealized appreciation (depreciation) on investments		13,818,197
Net Assets		$ 205,560,039
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,761,041 ÷ 2,097,890 shares)		$ 10.37
Maximum offering price per share (100/94.25 of $10.37)		$ 11.00
Class T: Net Asset Value and redemption price per share ($55,510,415 ÷ 5,372,323 shares)		$ 10.33
Maximum offering price per share (100/96.50 of $10.33)		$ 10.70
Class B: Net Asset Value and offering price per share ($87,868,248 ÷ 8,655,932 shares) A		$ 10.15
Class C: Net Asset Value and offering price per share ($37,529,660 ÷ 3,692,381 shares) A		$ 10.16
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,890,675 ÷ 276,184 shares)		$ 10.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 5,542,092
Interest		352,089
Security lending		22,044
Total income		5,916,225

Expenses
Management fee	$ 1,181,888
Transfer agent fees	1,290,700
Distribution fees	1,625,017
Accounting and security lending fees	77,303
Non-interested trustees' compensation	809
Custodian fees and expenses	8,774
Registration fees	37,723
Audit	43,286
Legal	1,919
Interest	228
Miscellaneous	15,566
Total expenses before reductions	4,283,213
Expense reductions	(371,030)	3,912,183
Net investment income (loss)		2,004,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(28,699,405)
Foreign currency transactions	(21,926)
Total net realized gain (loss)		(28,721,331)
Change in net unrealized appreciation (depreciation) on investment securities		63,352,175
Net gain (loss)		34,630,844
Net increase (decrease) in net assets resulting from operations		$ 36,634,886

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Telecommunications & Utilities Growth Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,004,042	$ 1,105,555
Net realized gain (loss)	(28,721,331)	(156,269,383)
Change in net unrealized appreciation (depreciation)	63,352,175	(44,166,113)
Net increase (decrease) in net assets resulting from operations	36,634,886	(199,329,941)
Distributions to shareholders from net investment income	(2,317,127)	-
Share transactions - net increase (decrease)	(46,408,827)	(114,272,064)
Redemption fees	16,304	12,533
Total increase (decrease) in net assets	(12,074,764)	(313,589,472)

Net Assets
Beginning of period	217,634,803	531,224,275
End of period (including undistributed net investment income of $774,598 and undistributed net investment income of $1,109,609, respectively)	$ 205,560,039	$ 217,634,803

Financial Highlights - Class A

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.74	$ 15.18	$ 21.08	$ 20.31	$ 16.00
Income from Investment Operations
Net investment income (loss) C	.13	.10	.05	.53 D	.05
Net realized and unrealized gain (loss)	1.69	(6.54)	(5.41)	1.29	5.45
Total from investment operations	1.82	(6.44)	(5.36)	1.82	5.50
Distributions from net investment income	(.19)	-	(.28)	(.05)	-
Distributions from net realized gain	-	-	(.26)	(1.01)	(1.20)
Total distributions	(.19)	-	(.54)	(1.06)	(1.20)
Redemption fees added to paid in capital C	- F	- F	- F	.01	.01
Net asset value, end of period	$ 10.37	$ 8.74	$ 15.18	$ 21.08	$ 20.31
Total Return A, B	21.22%	(42.42)%	(26.09)%	9.59%	38.83%
Ratios to Average Net Assets E
Expenses before expense reductions	1.67%	1.45%	1.25%	1.20%	1.34%
Expenses net of voluntary waivers, if any	1.58%	1.45%	1.25%	1.20%	1.34%
Expenses net of all reductions	1.47%	1.36%	1.20%	1.17%	1.32%
Net investment income (loss)	1.46%	.79%	.32%	2.39%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,761	$ 22,377	$ 54,265	$ 61,610	$ 14,400
Portfolio turnover rate	81%	116%	220%	172%	149%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

Investment income per share reflects a special dividend which amounted to $.52 per share.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Financial Highlights - Class T

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.68	$ 15.11	$ 21.01	$ 20.23	$ 15.95
Income from Investment Operations
Net investment income (loss) C	.11	.07	.01	.47 D	.01
Net realized and unrealized gain (loss)	1.68	(6.50)	(5.40)	1.31	5.43
Total from investment operations	1.79	(6.43)	(5.39)	1.78	5.44
Distributions from net investment income	(.14)	-	(.25)	(.01)	-
Distributions from net realized gain	-	-	(.26)	(1.00)	(1.17)
Total distributions	(.14)	-	(.51)	(1.01)	(1.17)
Redemption fees added to paid in capital C	- F	- F	- F	.01	.01
Net asset value, end of period	$ 10.33	$ 8.68	$ 15.11	$ 21.01	$ 20.23
Total Return A, B	20.91%	(42.55)%	(26.29)%	9.41%	38.45%
Ratios to Average Net Assets E
Expenses before expense reductions	1.94%	1.71%	1.49%	1.44%	1.58%
Expenses net of voluntary waivers, if any	1.83%	1.71%	1.49%	1.44%	1.58%
Expenses net of all reductions	1.72%	1.62%	1.44%	1.41%	1.55%
Net investment income (loss)	1.21%	.53%	.08%	2.16%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,510	$ 59,306	$ 149,618	$ 225,415	$ 65,085
Portfolio turnover rate	81%	116%	220%	172%	149%

Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.52 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per-share.

Financial Highlights - Class B

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.49	$ 14.85	$ 20.72	$ 20.02	$ 15.83
Income from Investment Operations
Net investment income (loss) C	.07	.01	(.07)	.35 D	(.08)
Net realized and unrealized gain (loss)	1.65	(6.37)	(5.33)	1.29	5.39
Total from investment operations	1.72	(6.36)	(5.40)	1.64	5.31
Distributions from net investment income	(.06)	-	(.21)	-	-
Distributions from net realized gain	-	-	(.26)	(.95)	(1.13)
Total distributions	(.06)	-	(.47)	(.95)	(1.13)
Redemption fees added to paid in capital C	- F	- F	- F	.01	.01
Net asset value, end of period	$ 10.15	$ 8.49	$ 14.85	$ 20.72	$ 20.02
Total Return A, B	20.37%	(42.83)%	(26.66)%	8.77%	37.76%
Ratios to Average Net Assets E
Expenses before expense reductions	2.32%	2.20%	2.01%	1.96%	2.08%
Expenses net of voluntary waivers, if any	2.25%	2.20%	2.01%	1.96%	2.08%
Expenses net of all reductions	2.13%	2.11%	1.96%	1.93%	2.05%
Net investment income (loss)	.79%	.04%	(.44)%	1.63%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,868	$ 91,517	$ 213,767	$ 242,888	$ 65,645
Portfolio turnover rate	81%	116%	220%	172%	149%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.52 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.50	$ 14.85	$ 20.71	$ 20.01	$ 15.85
Income from Investment Operations
Net investment income (loss) C	.07	.02	(.06)	.36 D	(.08)
Net realized and unrealized gain (loss)	1.65	(6.37)	(5.33)	1.29	5.38
Total from investment operations	1.72	(6.35)	(5.39)	1.65	5.30
Distributions from net investment income	(.06)	-	(.21)	-	-
Distributions from net realized gain	-	-	(.26)	(.96)	(1.15)
Total distributions	(.06)	-	(.47)	(.96)	(1.15)
Redemption fees added to paid in capital C	- F	- F	- F	.01	.01
Net asset value, end of period	$ 10.16	$ 8.50	$ 14.85	$ 20.71	$ 20.01
Total Return A, B	20.35%	(42.76)%	(26.62)%	8.84%	37.72%
Ratios to Average Net Assets E
Expenses before expense reductions	2.23%	2.11%	1.96%	1.93%	2.07%
Expenses net of voluntary waivers, if any	2.23%	2.11%	1.96%	1.93%	2.07%
Expenses net of all reductions	2.12%	2.02%	1.91%	1.90%	2.04%
Net investment income (loss)	.80%	.13%	(.39)%	1.66%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,530	$ 41,496	$ 104,628	$ 107,332	$ 23,524
Portfolio turnover rate	81%	116%	220%	172%	149%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.52 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per-share.

Financial Highlights - Institutional Class

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.86	$ 15.31	$ 21.19	$ 20.38	$ 16.02
Income from Investment Operations
Net investment income (loss) B	.18	.16	.12	.60 C	.11
Net realized and unrealized gain (loss)	1.71	(6.61)	(5.44)	1.29	5.46
Total from investment operations	1.89	(6.45)	(5.32)	1.89	5.57
Distributions from net investment income	(.28)	-	(.30)	(.08)	-
Distributions from net realized gain	-	-	(.26)	(1.01)	(1.22)
Total distributions	(.28)	-	(.56)	(1.09)	(1.22)
Redemption fees added to paid in capital B	- E	- E	- E	.01	.01
Net asset value, end of period	$ 10.47	$ 8.86	$ 15.31	$ 21.19	$ 20.38
Total Return A	21.94%	(42.13)%	(25.78)%	9.93%	39.31%
Ratios to Average Net Assets D
Expenses before expense reductions	1.06%	.96%	.85%	.88%	1.02%
Expenses net of voluntary waivers, if any	1.06%	.96%	.85%	.88%	1.02%
Expenses net of all reductions	.94%	.87%	.80%	.85%	.99%
Net investment income (loss)	1.98%	1.28%	.72%	2.71%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,891	$ 2,939	$ 8,945	$ 19,064	$ 6,963
Portfolio turnover rate	81%	116%	220%	172%	149%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Investment income per share reflects a special dividend which amounted to $.52 per share.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 26,982,307	|
Unrealized depreciation	(17,524,951)
Net unrealized appreciation (depreciation)	9,457,356
Undistributed ordinary income	774,598
Capital loss carryforward	(373,650,891)
Cost for federal income tax purposes	$ 195,841,874

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 2,317,127	$ -

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.08%	.25%	$ 70,494	$ 6	$ 17,322
Class T	.33%	.25%	319,168	620	45,168
Class B	.75%	.25%	855,493	641,621	-
Class C	.75%	.25%	379,862	15,875	-
			$ 1,625,017	$ 658,122	$ 62,490

Telecommunications & Utilities Growth

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,013
Class T	10,099
Class B*	349,720
Class C*	4,270
$ 370,102

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 140,274.66
Class T	372,143.68
Class B	555,359.65
Class C	212,762.56
Institutional Class	10,162.38
	$ 1,290,700

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $96,893 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 17,949
Class T	1.75%	56,650
Class B	2.25%	62,942
		$ 137,541

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 170,999
Class A	17,322	-
Class T	45,168	-
	$62,490	$170,999

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2003	2002
From net investment income
Class A	$ 464,762	$ -
Class T	900,722	-
Class B	594,921	-
Class C	272,875	-
Institutional Class	83,847	-
Total	$ 2,317,127	$ -

Telecommunications & Utilities Growth

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended July 31,		Dollars Years ended July 31,
	2003	2002	2003	2002
Class A
Shares sold	276,709	423,943	$ 2,506,688	$ 5,364,348
Reinvestment of distributions	47,515	-	418,463	-
Shares redeemed	(786,112)	(1,438,811)	(7,112,889)	(16,758,846)
Net increase (decrease)	(461,888)	(1,014,868)	$ (4,187,738)	$ (11,394,498)
Class T
Shares sold	687,303	836,344	$ 6,362,754	$ 10,272,609
Reinvestment of distributions	94,963	-	835,527	-
Shares redeemed	(2,241,515)	(3,903,935)	(20,155,205)	(45,871,986)
Net increase (decrease)	(1,459,249)	(3,067,591)	$ (12,956,924)	$ (35,599,377)
Class B
Shares sold	485,244	989,939	$ 4,462,261	$ 12,170,806
Reinvestment of distributions	56,917	-	497,557	-
Shares redeemed	(2,669,897)	(4,604,725)	(23,339,570)	(52,267,314)
Net increase (decrease)	(2,127,736)	(3,614,786)	$ (18,379,752)	$ (40,096,508)
Class C
Shares sold	516,658	695,153	$ 4,655,427	$ 8,575,724
Reinvestment of distributions	23,481	-	205,553	-
Shares redeemed	(1,732,363)	(2,855,788)	(15,285,051)	(32,747,868)
Net increase (decrease)	(1,192,224)	(2,160,635)	$ (10,424,071)	$ (24,172,144)
Institutional Class
Shares sold	46,922	50,827	$ 453,326	$ 664,720
Reinvestment of distributions	4,314	-	38,181	-
Shares redeemed	(106,668)	(303,484)	(951,849)	(3,674,257)
Net increase (decrease)	(55,432)	(252,657)	$ (460,342)	$ (3,009,537)

Annual Report

(2_Fidelity_logos)(Registered Trademark)

(postage_prepaid_logo)

(Fidelity_Investments_Institutional_Services_Co_Inc.)

P.O. Box 505422

Cincinnati, OH 45250-5422

Printed on Recycled Paper

AFOCI-UANNPRO-0903
1.789242.100

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

State Street Bank and Trust (dagger)(dagger)

Quincy, MA

* Custodian for Fidelity Advisor Natural Resources Fund only.

(dagger)(dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund only.

Independent Auditors' Report

To the Trustees of Advisor Series VII and the Shareholders of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (collectively, the "Funds"), including the portfolios of investments, as of July 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund as of July 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1980

Trustee of Advisor Biotechnology (2000), Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications (2000), Advisor Electronics (2000), Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Biotechnology (2001), Advisor Consumer Industries (2001), Advisor Cyclical Industries (2001), Advisor Developing Communications (2001), Advisor Electronics (2001), Advisor Financial Services (2001), Advisor Health Care (2001), Advisor Natural Resources (2001), Advisor Technology (2001), and Advisor Telecommunications & Utilities Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VII. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VII. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Eric D. Roiter (54)

Year of Election or Appointment: 1998 or 2000

Secretary of Advisor Biotechnology (2000), Advisor Consumer Industries (1998), Advisor Cyclical Industries (1998), Advisor Developing Communications (2000), Advisor Electronics (2000), Advisor Financial Services (1998), Advisor Health Care (1998), Advisor Natural Resources (1998), Advisor Technology (1998), and Advisor Telecommunications & Utilities Growth (1998). He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)

Year of Election or Appointment: 1986, 1987, 1996, or 2000

Assistant Treasurer of Assistant Treasurer of Advisor Biotechnology (2000), Advisor Consumer Industries (1996), Advisor Cyclical Industries (1996), Advisor Developing Communications (2000), Advisor Electronics (2000), Advisor Financial Services (1996), Advisor Health Care (1996), Advisor Natural Resources (1987), Advisor Technology (1996), and Advisor Telecommunications & Utilities Growth (1996). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Real Estate
Fund - Class A, Class T, Class B
and Class C

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines, call 1-877-208-0098, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Real Estate Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns for Class T would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity® Advisor Real Estate's cumulative total return and show you what would have happened if Fidelity Advisor Real Estate class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Real Estate Fund - Class T on September 12, 2002, and the current 3.50% sales charge was paid. The chart shows how the value of the investment would have grown, and also shows how the S&P 500 Index did over the same period.

Note: Class T performance is shown above. Class A, Class B, and Class C returns may vary due to the difference in sales charges paid by each class or expenses borne by a particular class. Please see prospectus for added detail regarding class-level expenses.

Annual Report

Management's Discussion of Fund Performance

Comments from Steve Buller, Portfolio Manager of Fidelity Advisor Real Estate Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite® Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500SM Index gained 10.64%, the small-cap-laden Russell 2000® Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial AverageSM added 8.16%.

From the fund's inception on September 12, 2002, through July 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 15.13%, 14.91%, 14.38% and 14.38%, respectively. By contrast, the Wilshire® Real Estate Securities Index returned 17.97% and the Standard & Poor's 500 Index returned 13.47%. The fund's defensive positioning hurt performance, as real estate investment trusts (REITs) with strong fundamentals generally did worse than REITs with weaker fundamentals. The fund was hurt by owning Apartment Investment and Management, whose stock price fell after the company announced weak first-quarter earnings. Also hurting performance was ProLogis, the largest owner of industrial distribution facilities in the United States and Europe. This was one of a number of relatively defensive industrial REITs that did not perform as well as some other faster-growth opportunities. Relative performance benefited from not owning FelCor Lodging Trust, a lodging REIT caught up in the entire sector's downturn. One stock we did own, mortgage REIT Newcastle Investment, helped the fund, as investors rewarded the company for its high dividend yield and successful execution of its business model.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Apartment Investment & Management Co. Class A	7.2	6.5
CenterPoint Properties Trust (SBI)	5.1	5.1
Equity Office Properties Trust	4.9	7.3
ProLogis	4.7	6.9
Simon Property Group, Inc.	4.6	4.1
Duke Realty Corp.	4.2	4.3
Vornado Realty Trust	4.0	2.7
Public Storage, Inc.	3.4	2.8
General Growth Properties, Inc.	3.3	3.3
CBL & Associates Properties, Inc.	3.3	2.4
	44.7
Top Five REIT Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Industrial Buildings	19.8	26.0
REITs - Office Buildings	16.1	14.4
REITs - Apartments	15.0	17.7
REITs - Malls	14.9	13.8
REITs - Shopping Centers	13.2	8.9
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *		As of January 31, 2003 **
	Stocks 95.1%		Stocks 94.4%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	2.6%	** Foreign investments	2.2%

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1)
HOTELS, RESTAURANTS & LEISURE - 0.8%
Hotels, Resorts & Cruise Lines - 0.8%
Hilton Hotels Corp.	1,100	$ 16,060
Starwood Hotels & Resorts Worldwide, Inc. unit	5,400	176,040
TOTAL HOTELS, RESORTS & CRUISE LINES		192,100
HOUSEHOLD DURABLES - 1.0%
Homebuilding - 1.0%
Centex Corp.	500	36,285
D.R. Horton, Inc.	1,000	28,150
KB Home	1,000	56,610
Lennar Corp. Class A	900	58,671
Pulte Homes, Inc.	800	48,896
Ryland Group, Inc.	400	25,956
TOTAL HOMEBUILDING		254,568
MEDIA - 0.0%
Broadcasting & Cable TV - 0.0%
Citadel Broadcasting Corp.	100	1,900
REAL ESTATE - 93.3%
Real Estate Management & Development - 8.3%
Boardwalk Equities, Inc.	50,800	552,866
Catellus Development Corp. (a)	31,300	721,152
Forest City Enterprises, Inc. Class A	3,200	131,200
Land Securities Group PLC	4,300	56,796
The St. Joe Co.	17,350	563,008
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,025,022
REITs - Apartments - 15.0%
Apartment Investment & Management Co. Class A	44,335	1,747,242
Archstone-Smith Trust	20,600	532,510
AvalonBay Communities, Inc.	10,200	479,196
Camden Property Trust (SBI)	2,100	78,351
Equity Residential (SBI)	18,900	527,310
Home Properties of New York, Inc.	7,800	290,082
TOTAL REITS - APARTMENTS		3,654,691
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Health Care Facilities - 0.7%
Health Care Property Investors, Inc.	2,600	$ 113,958
Ventas, Inc.	3,000	49,650
TOTAL REITS - HEALTH CARE FACILITIES		163,608
REITs - Hotels - 0.5%
Host Marriott Corp. (a)	12,600	125,748
REITs - Industrial Buildings - 19.8%
CenterPoint Properties Trust (SBI)	19,400	1,233,840
Duke Realty Corp.	35,300	1,017,346
Liberty Property Trust (SBI)	16,400	568,916
Prime Group Realty Trust (SBI) (a)	3,200	19,712
ProLogis	42,100	1,159,855
Public Storage, Inc.	22,900	828,980
TOTAL REITS - INDUSTRIAL BUILDINGS		4,828,649
REITs - Malls - 14.9%
CBL & Associates Properties, Inc.	16,700	804,606
Crown American Realty Trust (SBI)	5,100	57,375
General Growth Properties, Inc.	11,980	816,796
Simon Property Group, Inc.	26,200	1,109,570
Taubman Centers, Inc.	6,700	130,985
The Mills Corp.	5,900	210,099
The Rouse Co.	12,700	507,873
TOTAL REITS - MALLS		3,637,304
REITs - Management/Investment - 3.1%
Capital Automotive (SBI)	5,705	175,315
iStar Financial, Inc.	5,700	206,625
Newcastle Investment Corp.	17,130	365,212
TOTAL REITS - MANAGEMENT/INVESTMENT		747,152
REITs - Mobile Home Parks - 1.2%
Manufactured Home Communities, Inc.	3,600	131,760
Sun Communities, Inc.	4,200	170,520
TOTAL REITS - MOBILE HOME PARKS		302,280
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Office Buildings - 16.1%
Alexandria Real Estate Equities, Inc.	4,300	$ 196,725
Boston Properties, Inc.	15,500	670,995
Corporate Office Properties Trust (SBI)	5,900	107,026
Cousins Properties, Inc.	7,900	222,780
Equity Office Properties Trust	42,800	1,187,272
Kilroy Realty Corp.	4,900	140,973
Mack-Cali Realty Corp.	4,360	160,535
Maguire Properties, Inc.	16,500	336,600
Reckson Associates Realty Corp.	25,700	557,947
Shurgard Storage Centers, Inc. Class A	6,800	239,020
SL Green Realty Corp.	2,800	100,268
TOTAL REITS - OFFICE BUILDINGS		3,920,141
REITs - Prison - 0.5%
Correctional Properties Trust	4,600	117,576
REITs - Shopping Centers - 13.2%
Borealis Retail (b)	3,200	23,020
Developers Diversified Realty Corp.	18,200	540,540
Federal Realty Investment Trust (SBI)	10,560	368,227
Pan Pacific Retail Properties, Inc.	9,800	419,342
Price Legacy Corp. (a)	37,100	141,351
Regency Centers Corp.	21,000	763,980
Vornado Realty Trust	21,100	967,224
TOTAL REITS - SHOPPING CENTERS		3,223,684
TOTAL REAL ESTATE		22,745,855
TOTAL COMMON STOCKS (Cost $20,677,642)		23,194,423
Cash Equivalents - 3.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $958,000)	$ 958,028	$ 958,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $21,635,642)		24,152,423
NET OTHER ASSETS - 1.0%		235,092
NET ASSETS - 100%		$ 24,387,515
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,020 or 0.1% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $26,160,375 and $5,406,387, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,869 for the period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $958,000) (cost $21,635,642) - See accompanying schedule		$ 24,152,423
Cash		222
Receivable for investments sold		235,517
Receivable for fund shares sold		358,832
Dividends receivable		19,877
Prepaid expenses		9,334
Receivable from investment adviser for expense reductions		10,221
Total assets		24,786,426

Liabilities
Payable for investments purchased	$ 334,779
Payable for fund shares redeemed	5,654
Accrued management fee	11,001
Distribution fees payable	12,105
Other payables and accrued expenses	35,372
Total liabilities		398,911

Net Assets		$ 24,387,515
Net Assets consist of:
Paid in capital		$ 21,720,600
Undistributed net investment income		52,029
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		98,105
Net unrealized appreciation (depreciation) on investments		2,516,781
Net Assets		$ 24,387,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,993,462 ÷ 352,473 shares)	$ 11.33

Maximum offering price per share (100/94.25 of $11.33)	$ 12.02
Class T: Net Asset Value and redemption price per share ($9,048,798 ÷ 799,587 shares)	$ 11.32

Maximum offering price per share (100/96.50 of $11.32)	$ 11.73
Class B: Net Asset Value and offering price per share ($5,061,167 ÷ 448,333 shares) A	$ 11.29

Class C: Net Asset Value and offering price per share ($5,059,044 ÷ 448,082 shares) A	$ 11.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,225,044 ÷ 107,896 shares)	$ 11.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period September 12, 2002 (commencement of operations) to July 31, 2003

Investment Income
Dividends		$ 467,765
Interest		9,332
Total income		477,097

Expenses
Management fee	$ 68,379
Transfer agent fees	35,252
Distribution fees	74,303
Accounting fees and expenses	55,036
Non-interested trustees' compensation	40
Custodian fees and expenses	14,404
Registration fees	106,690
Audit	45,722
Legal	17
Miscellaneous	725
Total expenses before reductions	400,568
Expense reductions	(154,143)	246,425
Net investment income (loss)		230,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	97,767
Foreign currency transactions	(233)
Total net realized gain (loss)		97,534
Change in net unrealized appreciation (depreciation) on investment securities		2,516,781
Net gain (loss)		2,614,315
Net increase (decrease) in net assets resulting from operations		$ 2,844,987

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period September 12, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 230,672
Net realized gain (loss)	97,534
Change in net unrealized appreciation (depreciation)	2,516,781
Net increase (decrease) in net assets resulting from operations	2,844,987
Distributions to shareholders from net investment income	(178,071)
Share transactions - net increase (decrease)	21,720,599
Total increase (decrease) in net assets	24,387,515

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $52,029)	$ 24,387,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended July 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21
Net realized and unrealized gain (loss)	1.28
Total from investment operations	1.49
Distributions from net investment income	(.16)
Net asset value, end of period	$ 11.33
Total ReturnB,C,D	15.13%
Ratios to Average Net Assets G
Expenses before expense reductions	2.98% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,993
Portfolio turnover rate	47% A

Annualized

Total returns for periods of less than one year are not annualized.

Total returns would have been lower had certain expenses not been reduced during the period shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

For the period September 12, 2002 (commencement of operations) to July 31, 2003.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18
Net realized and unrealized gain (loss)	1.29
Total from investment operations	1.47
Distributions from net investment income	(.15)
Net asset value, end of period	$ 11.32
Total ReturnB,C,D	14.91%
Ratios to Average Net Assets G
Expenses before expense reductions	3.32% A
Expenses net of voluntary waivers, if any	2.00% A
Expenses net of all reductions	1.97% A
Net investment income (loss)	2.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,049
Portfolio turnover rate	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended July 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14
Net realized and unrealized gain (loss)	1.28
Total from investment operations	1.42
Distributions from net investment income	(.13)
Net asset value, end of period	$ 11.29
Total ReturnB,C,D	14.38%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.82% A
Expenses net of voluntary waivers, if any	2.50% A
Expenses net of all reductions	2.47% A
Net investment income (loss)	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,061
Portfolio turnover rate	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended July 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14
Net realized and unrealized gain (loss)	1.28
Total from investment operations	1.42
Distributions from net investment income	(.13)
Net asset value, end of period	$ 11.29
Total ReturnB,C,D	14.38%
Ratios to Average Net Assets G
Expenses before expense reductions	3.76% A
Expenses net of voluntary waivers, if any	2.50% A
Expenses net of all reductions	2.47% A
Net investment income (loss)	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,059
Portfolio turnover rate	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended July 31,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23
Net realized and unrealized gain (loss)	1.28
Total from investment operations	1.51
Distributions from net investment income	(.16)
Net asset value, end of period	$ 11.35
Total ReturnB,C	15.33%
Ratios to Average Net Assets F
Expenses before expense reductions	2.68% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,225
Portfolio turnover rate	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Calculated based on average shares outstanding during the period.

E For the period September 12, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Real Estate Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,548,345	|
Unrealized depreciation	(62,121)
Net unrealized appreciation (depreciation)	2,486,224
Undistributed ordinary income	110,075
Undistributed long-term capital gain	69,826

Cost for federal income tax purposes	$ 21,666,199

The tax character of distributions paid was as follows:

July 31, 2003
Ordinary Income	$ 178,071

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,686	$ 2,218
Class T	.25%	.25%	19,624	4,360
Class B	.75%	.25%	24,433	20,527
Class C	.75%	.25%	25,560	22,977
			$ 74,303	$ 50,082

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,875
Class T	7,743
Class B*	2,883
Class C*	1,852
$ 26,353

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 4,687	.25*
Class T	13,434	.34*
Class B	8,269	.34*
Class C	7,062	.28*
Institutional Class	1,800	.20*
	$ 35,252

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 23,107
Class T	2.00%	51,968
Class B	2.50%	32,266
Class C	2.50%	32,182
Institutional Class	1.50%	10,793
		$ 150,316

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$-	$3,599	$228

Annual Report

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 24% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	For the period September 12, 2002 (commencement of operations) to July 31, 2003
From net investment income
Class A	$ 30,922
Class T	61,195
Class B	34,236
Class C	35,372
Institutional Class	16,346
Total	$ 178,071

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Years ended July 31,	For the period September 12, 2002 (commencement of operations) to July 31, 2003	For the period September 12, 2002 (commencement of operations) to July 31, 2003
Class A
Shares sold	374,553	$ 3,787,792
Reinvestment of distributions	2,815	28,126
Shares redeemed	(24,895)	(242,774)
Net increase (decrease)	352,473	$ 3,573,144
Class T
Shares sold	858,384	$ 8,638,853
Reinvestment of distributions	5,484	55,176
Shares redeemed	(64,281)	(646,363)
Net increase (decrease)	799,587	$ 8,047,666
Class B
Shares sold	480,350	$ 4,831,900
Reinvestment of distributions	3,062	30,564
Shares redeemed	(35,079)	(357,918)
Net increase (decrease)	448,333	$ 4,504,546
Class C
Shares sold	520,557	$ 5,238,277
Reinvestment of distributions	3,142	31,324
Shares redeemed	(75,617)	(754,402)
Net increase (decrease)	448,082	$ 4,515,199
Institutional Class
Shares sold	106,368	$ 1,064,845
Reinvestment of distributions	1,635	16,253
Shares redeemed	(107)	(1,054)
Net increase (decrease)	107,896	$ 1,080,044

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advisor Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the Fund), a fund of Fidelity Advisor Series VII, including the portfolio of investments, as of July 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from September 12, 2002 (commencement of operations) to July 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Real Estate Fund as of July 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for the period September 12, 2002 (commencement of operations) to July 31, 2003, are in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1980

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Real Estate (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VII. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VII. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Advisor Real Estate. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Steven J. Buller (36)

Year of Election or Appointment: 2002

Vice President of Advisor Real Estate. Mr. Buller is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Buller managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 2002

Secretary of Advisor Real Estate. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Real Estate. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Real Estate. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Real Estate. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Real Estate. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Real Estate. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Real Estate. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Real Estate. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Real Estate. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Real Estate Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

	Pay Date	Record Date	Capital Gains
Class A	09/08/03	09/05/03	$0.04
Class T	09/08/03	09/05/03	$0.04
Class B	09/08/03	09/05/03	$0.04
Class C	09/08/03	09/05/03	$0.04

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

ARE-UANN-0903
1.789707.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Real Estate
Fund - Institutional Class

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines, call 1-877-208-0098, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Real Estate Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns for Class T would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity® Advisor Real Estate's cumulative total return and show you what would have happened if Fidelity Advisor Real Estate class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Real Estate Fund - Institutional Class on September 12, 2002. The chart shows how the value of the investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Steve Buller, Portfolio Manager of Fidelity Advisor Real Estate Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite® Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500SM Index gained 10.64%, the small-cap-laden Russell 2000® Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial AverageSM added 8.16%.

From the fund's inception on September 12, 2002, through July 31, 2003, the fund's institutional shares returned 15.33%, compared to a 17.97% return for the Wilshire® Real Estate Securities Index and a 13.47% return for the Standard & Poor's 500 Index. The fund's defensive positioning hurt performance, as real estate investment trusts (REITs) with strong fundamentals generally did worse than REITs with weaker fundamentals. The fund was hurt by owning Apartment Investment and Management, whose stock price fell after the company announced weak first-quarter earnings. Also hurting performance was ProLogis, the largest owner of industrial distribution facilities in the United States and Europe. This was one of a number of relatively defensive industrial REITs that did not perform as well as some other faster-growth opportunities. Relative performance benefited from not owning FelCor Lodging Trust, a lodging REIT caught up in the entire sector's downturn. One stock we did own, mortgage REIT Newcastle Investment, helped the fund, as investors rewarded the company for its high dividend yield and successful execution of its business model.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Apartment Investment & Management Co. Class A	7.2	6.5
CenterPoint Properties Trust (SBI)	5.1	5.1
Equity Office Properties Trust	4.9	7.3
ProLogis	4.7	6.9
Simon Property Group, Inc.	4.6	4.1
Duke Realty Corp.	4.2	4.3
Vornado Realty Trust	4.0	2.7
Public Storage, Inc.	3.4	2.8
General Growth Properties, Inc.	3.3	3.3
CBL & Associates Properties, Inc.	3.3	2.4
	44.7
Top Five REIT Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Industrial Buildings	19.8	26.0
REITs - Office Buildings	16.1	14.4
REITs - Apartments	15.0	17.7
REITs - Malls	14.9	13.8
REITs - Shopping Centers	13.2	8.9
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *		As of January 31, 2003 **
	Stocks 95.1%		Stocks 94.4%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	2.6%	** Foreign investments	2.2%

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1)
HOTELS, RESTAURANTS & LEISURE - 0.8%
Hotels, Resorts & Cruise Lines - 0.8%
Hilton Hotels Corp.	1,100	$ 16,060
Starwood Hotels & Resorts Worldwide, Inc. unit	5,400	176,040
TOTAL HOTELS, RESORTS & CRUISE LINES		192,100
HOUSEHOLD DURABLES - 1.0%
Homebuilding - 1.0%
Centex Corp.	500	36,285
D.R. Horton, Inc.	1,000	28,150
KB Home	1,000	56,610
Lennar Corp. Class A	900	58,671
Pulte Homes, Inc.	800	48,896
Ryland Group, Inc.	400	25,956
TOTAL HOMEBUILDING		254,568
MEDIA - 0.0%
Broadcasting & Cable TV - 0.0%
Citadel Broadcasting Corp.	100	1,900
REAL ESTATE - 93.3%
Real Estate Management & Development - 8.3%
Boardwalk Equities, Inc.	50,800	552,866
Catellus Development Corp. (a)	31,300	721,152
Forest City Enterprises, Inc. Class A	3,200	131,200
Land Securities Group PLC	4,300	56,796
The St. Joe Co.	17,350	563,008
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,025,022
REITs - Apartments - 15.0%
Apartment Investment & Management Co. Class A	44,335	1,747,242
Archstone-Smith Trust	20,600	532,510
AvalonBay Communities, Inc.	10,200	479,196
Camden Property Trust (SBI)	2,100	78,351
Equity Residential (SBI)	18,900	527,310
Home Properties of New York, Inc.	7,800	290,082
TOTAL REITS - APARTMENTS		3,654,691
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Health Care Facilities - 0.7%
Health Care Property Investors, Inc.	2,600	$ 113,958
Ventas, Inc.	3,000	49,650
TOTAL REITS - HEALTH CARE FACILITIES		163,608
REITs - Hotels - 0.5%
Host Marriott Corp. (a)	12,600	125,748
REITs - Industrial Buildings - 19.8%
CenterPoint Properties Trust (SBI)	19,400	1,233,840
Duke Realty Corp.	35,300	1,017,346
Liberty Property Trust (SBI)	16,400	568,916
Prime Group Realty Trust (SBI) (a)	3,200	19,712
ProLogis	42,100	1,159,855
Public Storage, Inc.	22,900	828,980
TOTAL REITS - INDUSTRIAL BUILDINGS		4,828,649
REITs - Malls - 14.9%
CBL & Associates Properties, Inc.	16,700	804,606
Crown American Realty Trust (SBI)	5,100	57,375
General Growth Properties, Inc.	11,980	816,796
Simon Property Group, Inc.	26,200	1,109,570
Taubman Centers, Inc.	6,700	130,985
The Mills Corp.	5,900	210,099
The Rouse Co.	12,700	507,873
TOTAL REITS - MALLS		3,637,304
REITs - Management/Investment - 3.1%
Capital Automotive (SBI)	5,705	175,315
iStar Financial, Inc.	5,700	206,625
Newcastle Investment Corp.	17,130	365,212
TOTAL REITS - MANAGEMENT/INVESTMENT		747,152
REITs - Mobile Home Parks - 1.2%
Manufactured Home Communities, Inc.	3,600	131,760
Sun Communities, Inc.	4,200	170,520
TOTAL REITS - MOBILE HOME PARKS		302,280
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Office Buildings - 16.1%
Alexandria Real Estate Equities, Inc.	4,300	$ 196,725
Boston Properties, Inc.	15,500	670,995
Corporate Office Properties Trust (SBI)	5,900	107,026
Cousins Properties, Inc.	7,900	222,780
Equity Office Properties Trust	42,800	1,187,272
Kilroy Realty Corp.	4,900	140,973
Mack-Cali Realty Corp.	4,360	160,535
Maguire Properties, Inc.	16,500	336,600
Reckson Associates Realty Corp.	25,700	557,947
Shurgard Storage Centers, Inc. Class A	6,800	239,020
SL Green Realty Corp.	2,800	100,268
TOTAL REITS - OFFICE BUILDINGS		3,920,141
REITs - Prison - 0.5%
Correctional Properties Trust	4,600	117,576
REITs - Shopping Centers - 13.2%
Borealis Retail (b)	3,200	23,020
Developers Diversified Realty Corp.	18,200	540,540
Federal Realty Investment Trust (SBI)	10,560	368,227
Pan Pacific Retail Properties, Inc.	9,800	419,342
Price Legacy Corp. (a)	37,100	141,351
Regency Centers Corp.	21,000	763,980
Vornado Realty Trust	21,100	967,224
TOTAL REITS - SHOPPING CENTERS		3,223,684
TOTAL REAL ESTATE		22,745,855
TOTAL COMMON STOCKS (Cost $20,677,642)		23,194,423
Cash Equivalents - 3.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $958,000)	$ 958,028	$ 958,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $21,635,642)		24,152,423
NET OTHER ASSETS - 1.0%		235,092
NET ASSETS - 100%		$ 24,387,515
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,020 or 0.1% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $26,160,375 and $5,406,387, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,869 for the period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $958,000) (cost $21,635,642) - See accompanying schedule		$ 24,152,423
Cash		222
Receivable for investments sold		235,517
Receivable for fund shares sold		358,832
Dividends receivable		19,877
Prepaid expenses		9,334
Receivable from investment adviser for expense reductions		10,221
Total assets		24,786,426

Liabilities
Payable for investments purchased	$ 334,779
Payable for fund shares redeemed	5,654
Accrued management fee	11,001
Distribution fees payable	12,105
Other payables and accrued expenses	35,372
Total liabilities		398,911

Net Assets		$ 24,387,515
Net Assets consist of:
Paid in capital		$ 21,720,600
Undistributed net investment income		52,029
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		98,105
Net unrealized appreciation (depreciation) on investments		2,516,781
Net Assets		$ 24,387,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,993,462 ÷ 352,473 shares)	$ 11.33

Maximum offering price per share (100/94.25 of $11.33)	$ 12.02
Class T: Net Asset Value and redemption price per share ($9,048,798 ÷ 799,587 shares)	$ 11.32

Maximum offering price per share (100/96.50 of $11.32)	$ 11.73
Class B: Net Asset Value and offering price per share ($5,061,167 ÷ 448,333 shares) A	$ 11.29

Class C: Net Asset Value and offering price per share ($5,059,044 ÷ 448,082 shares) A	$ 11.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,225,044 ÷ 107,896 shares)	$ 11.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period September 12, 2002 (commencement of operations) to July 31, 2003

Investment Income
Dividends		$ 467,765
Interest		9,332
Total income		477,097

Expenses
Management fee	$ 68,379
Transfer agent fees	35,252
Distribution fees	74,303
Accounting fees and expenses	55,036
Non-interested trustees' compensation	40
Custodian fees and expenses	14,404
Registration fees	106,690
Audit	45,722
Legal	17
Miscellaneous	725
Total expenses before reductions	400,568
Expense reductions	(154,143)	246,425
Net investment income (loss)		230,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	97,767
Foreign currency transactions	(233)
Total net realized gain (loss)		97,534
Change in net unrealized appreciation (depreciation) on investment securities		2,516,781
Net gain (loss)		2,614,315
Net increase (decrease) in net assets resulting from operations		$ 2,844,987

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period September 12, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 230,672
Net realized gain (loss)	97,534
Change in net unrealized appreciation (depreciation)	2,516,781
Net increase (decrease) in net assets resulting from operations	2,844,987
Distributions to shareholders from net investment income	(178,071)
Share transactions - net increase (decrease)	21,720,599
Total increase (decrease) in net assets	24,387,515

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $52,029)	$ 24,387,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended July 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21
Net realized and unrealized gain (loss)	1.28
Total from investment operations	1.49
Distributions from net investment income	(.16)
Net asset value, end of period	$ 11.33
Total ReturnB,C,D	15.13%
Ratios to Average Net Assets G
Expenses before expense reductions	2.98% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,993
Portfolio turnover rate	47% A

Annualized

Total returns for periods of less than one year are not annualized.

Total returns would have been lower had certain expenses not been reduced during the period shown.

Total returns do not include the effect of the sales charges.

Calculated based on average shares outstanding during the period.

For the period September 12, 2002 (commencement of operations) to July 31, 2003.

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18
Net realized and unrealized gain (loss)	1.29
Total from investment operations	1.47
Distributions from net investment income	(.15)
Net asset value, end of period	$ 11.32
Total ReturnB,C,D	14.91%
Ratios to Average Net Assets G
Expenses before expense reductions	3.32% A
Expenses net of voluntary waivers, if any	2.00% A
Expenses net of all reductions	1.97% A
Net investment income (loss)	2.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,049
Portfolio turnover rate	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended July 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14
Net realized and unrealized gain (loss)	1.28
Total from investment operations	1.42
Distributions from net investment income	(.13)
Net asset value, end of period	$ 11.29
Total ReturnB,C,D	14.38%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.82% A
Expenses net of voluntary waivers, if any	2.50% A
Expenses net of all reductions	2.47% A
Net investment income (loss)	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,061
Portfolio turnover rate	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended July 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14
Net realized and unrealized gain (loss)	1.28
Total from investment operations	1.42
Distributions from net investment income	(.13)
Net asset value, end of period	$ 11.29
Total ReturnB,C,D	14.38%
Ratios to Average Net Assets G
Expenses before expense reductions	3.76% A
Expenses net of voluntary waivers, if any	2.50% A
Expenses net of all reductions	2.47% A
Net investment income (loss)	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,059
Portfolio turnover rate	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended July 31,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23
Net realized and unrealized gain (loss)	1.28
Total from investment operations	1.51
Distributions from net investment income	(.16)
Net asset value, end of period	$ 11.35
Total ReturnB,C	15.33%
Ratios to Average Net Assets F
Expenses before expense reductions	2.68% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,225
Portfolio turnover rate	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Calculated based on average shares outstanding during the period.

E For the period September 12, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Real Estate Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,548,345	|
Unrealized depreciation	(62,121)
Net unrealized appreciation (depreciation)	2,486,224
Undistributed ordinary income	110,075
Undistributed long-term capital gain	69,826

Cost for federal income tax purposes	$ 21,666,199

The tax character of distributions paid was as follows:

July 31, 2003
Ordinary Income	$ 178,071

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,686	$ 2,218
Class T	.25%	.25%	19,624	4,360
Class B	.75%	.25%	24,433	20,527
Class C	.75%	.25%	25,560	22,977
			$ 74,303	$ 50,082

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,875
Class T	7,743
Class B*	2,883
Class C*	1,852
$ 26,353

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 4,687	.25*
Class T	13,434	.34*
Class B	8,269	.34*
Class C	7,062	.28*
Institutional Class	1,800	.20*
	$ 35,252

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 23,107
Class T	2.00%	51,968
Class B	2.50%	32,266
Class C	2.50%	32,182
Institutional Class	1.50%	10,793
		$ 150,316

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$-	$3,599	$228

Annual Report

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 24% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	For the period September 12, 2002 (commencement of operations) to July 31, 2003
From net investment income
Class A	$ 30,922
Class T	61,195
Class B	34,236
Class C	35,372
Institutional Class	16,346
Total	$ 178,071

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Years ended July 31,	For the period September 12, 2002 (commencement of operations) to July 31, 2003	For the period September 12, 2002 (commencement of operations) to July 31, 2003
Class A
Shares sold	374,553	$ 3,787,792
Reinvestment of distributions	2,815	28,126
Shares redeemed	(24,895)	(242,774)
Net increase (decrease)	352,473	$ 3,573,144
Class T
Shares sold	858,384	$ 8,638,853
Reinvestment of distributions	5,484	55,176
Shares redeemed	(64,281)	(646,363)
Net increase (decrease)	799,587	$ 8,047,666
Class B
Shares sold	480,350	$ 4,831,900
Reinvestment of distributions	3,062	30,564
Shares redeemed	(35,079)	(357,918)
Net increase (decrease)	448,333	$ 4,504,546
Class C
Shares sold	520,557	$ 5,238,277
Reinvestment of distributions	3,142	31,324
Shares redeemed	(75,617)	(754,402)
Net increase (decrease)	448,082	$ 4,515,199
Institutional Class
Shares sold	106,368	$ 1,064,845
Reinvestment of distributions	1,635	16,253
Shares redeemed	(107)	(1,054)
Net increase (decrease)	107,896	$ 1,080,044

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advisor Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the Fund), a fund of Fidelity Advisor Series VII, including the portfolio of investments, as of July 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from September 12, 2002 (commencement of operations) to July 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Real Estate Fund as of July 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for the period September 12, 2002 (commencement of operations) to July 31, 2003, are in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1980

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Real Estate (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VII. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VII. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Advisor Real Estate. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Steven J. Buller (36)

Year of Election or Appointment: 2002

Vice President of Advisor Real Estate. Mr. Buller is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Buller managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 2002

Secretary of Advisor Real Estate. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Real Estate. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Real Estate. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Real Estate. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Real Estate. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Real Estate. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Real Estate. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Real Estate. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Real Estate. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Real Estate Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

	Pay Date	Record Date	Capital Gains
Institutional Class	09/08/03	09/05/03	$0.04

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

AREI-UANN-0903
1.789708.100

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, July 31, 2003, the Fidelity Advisor Series VII has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Advisor Series VII has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 24, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 24, 2003